UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2021 through August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2021 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021  (Unaudited)

Dear Shareholders,

Amid ultra-low interest rates and the continuing global economic rebound, financial markets largely provided positive returns for the six months ended August 31, 2021. While the global effort to contain the pandemic has shown uneven results and supply chain disruptions have weighed on economic activity, consumer spending accelerated further and U.S. corporate earnings reached record highs during the period.

“Regardless of the economic backdrop, JPMorgan Global Liquidity remains ready to seek to deploy our global resources and expertise in seeking to deliver quality short-term fixed income solutions.” — John T. Donohue

Within fixed income markets, lower rated bonds and below investment grade bonds (also known as “junk bonds”) largely outperformed higher rated bonds and U.S. Treasury bonds as investors sought out higher yields. For its part, the U.S. Federal Reserve held policy interest rates at near zero throughout the six-month reporting period but recently indicated that it may wind down its $120 billion-a-month asset purchasing program in 2021 in response to improved conditions in the labor market and rising inflationary pressures.

Meanwhile, the U.S. Congress wrangled with two broad infrastructure spending measures sought by President Biden and, subsequent to the end of the reporting period, managed to extend the debt ceiling to avoid a first-ever U.S. debt default.

At this time, we expect the global economy will continue its strong rebound from the pandemic downturn, though the speed and reach of the recovery are likely to be determined by vaccination rates and the stability of world-wide logistical networks. Various economic data indicate that the U.S. economy is likely to see accelerating investment spending, rebuilding of inventories and continued strength in consumer demand through the end of 2021.

Regardless of the economic backdrop, JPMorgan Global Liquidity remains ready to seek to deploy our global resources and expertise in seeking to deliver quality short-term fixed income solutions. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2021	$80.0 Billion
Weighted Average Maturity^	49 calendar days
Weighted Average Life^^	73 calendar days

MATURITY SCHEDULE*^
1 calendar day	39.6%
2–7 calendar days	9.7
8–30 calendar days	7.3
31–60 calendar days	18.0
61–90 calendar days	8.2
91–180 calendar days	8.8
181+ calendar days	8.4

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.07%
Agency Shares	0.01
Capital Shares	0.07
Class C Shares	0.01
Empower Shares	0.07
IM Shares	0.07
Institutional Class Shares	0.05
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.04)%, (0.14)%, (0.04)%, (5.43)%, (14.47)%, 0.01%, (0.09)%, (0.36)%, (0.29)% and (3.12)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2021	$2.1 Billion
Weighted Average Maturity^	33 calendar days
Weighted Average Life^^	33 calendar days

MATURITY SCHEDULE**^
1 calendar day	11.0%
2–7 calendar days	3.7
8–30 calendar days	60.7
31–60 calendar days	10.3
61–90 calendar days	3.0
91–180 calendar days	7.2
181+ calendar days	4.1

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Capital Shares	0.02
IM Shares	0.02
Institutional Class Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.39)%, (0.14)%, (0.08)% and (0.19)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Securities Lending Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2021	$3.1 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	75 calendar days

MATURITY SCHEDULE*^
1 calendar day	56.2%
2–7 calendar days	3.7
8–30 calendar days	9.8
31–60 calendar days	9.6
61–90 calendar days	3.8
91–180 calendar days	9.4
181+ calendar days	7.5

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency SL Shares	0.08%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been (0.01)% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Class C, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$7.5 Billion
Weighted Average Maturity^^	54 calendar days
Weighted Average Life^^^	83 calendar days

MATURITY SCHEDULE*^^
1 calendar day	30.6%
2–7 calendar days	15.9
8–30 calendar days	8.9
31–60 calendar days	14.0
61–90 calendar days	12.7
91–180 calendar days	8.1
181+ calendar days	9.8

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Capital Shares	0.04
Class C Shares	0.01
Institutional Class Shares	0.02
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.04)%, (0.99)%, (0.09)%, (0.34)%, (0.46)%, (0.29)% and (0.54)% for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2021	$246.9 Billion
Weighted Average Maturity^	42 calendar days
Weighted Average Life^^	60 calendar days

MATURITY SCHEDULE*^
1 calendar day	48.3%
2–7 calendar days	13.7
8–30 calendar days	6.9
31–60 calendar days	3.2
61–90 calendar days	9.7
91–180 calendar days	10.4
181+ calendar days	7.8

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
E*Trade Shares	0.01
Empower Shares	0.03
IM Shares	0.03
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.11)%, (0.21)%, (0.11)%, (0.96)%, (0.11)%, (0.06)%, (0.16)%, (0.42)%, (0.52)%, (0.36)%, (0.62)% and (0.97)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$25.0 Billion
Weighted Average Maturity^	38 calendar days
Weighted Average Life^^	63 calendar days

MATURITY SCHEDULE*^
1 calendar day	51.7%
2–7 calendar days	18.8
8–30 calendar days	3.8
31–60 calendar days	3.1
61–90 calendar days	1.6
91–180 calendar days	13.6
181+ calendar days	7.4

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Class C Shares	0.00
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.23)%, (0.13)%, (1.08)%, (0.13)%, (0.08)%, (0.18)%, (0.43)%, (0.53)%, (0.38)% and (0.63)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of August 31, 2021	$2.3 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	65 calendar days

MATURITY SCHEDULE*^
1 calendar day	13.8%
2-7 calendar days	14.5
8–30 calendar days	37.8
31–60 calendar days	7.9
61–90 calendar days	11.3
91–180 calendar days	10.2
181+ calendar days	4.5

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.25)%, (0.20)%, (0.59)% and (0.40)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$95.4 Billion
Weighted Average Maturity^	53 calendar days
Weighted Average Life^^	67 calendar days

MATURITY SCHEDULE*^
1 calendar day	6.7%
2–7 calendar days	9.1
8–30 calendar days	27.9
31–60 calendar days	22.6
61–90 calendar days	10.7
91–180 calendar days	21.4
181+ calendar days	1.6

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.23)%, (0.13)%, (0.13)%, (0.08)%, (0.18)%, (0.54)%, (0.38)% and (0.63)% for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$8.0 Billion
Weighted Average Maturity^	32 calendar days
Weighted Average Life^^	32 calendar days

MATURITY SCHEDULE**^
1 calendar day	10.0%
2-7 calendar days	2.1
8–30 calendar days	67.3
31–60 calendar days	7.6
61–90 calendar days	2.1
91–180 calendar days	4.9
181+ calendar days	6.0

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.17)%, (0.53)%, (0.37)% and (0.62)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of August 31, 2021	$875.3 Million
Weighted Average Maturity^^	35 calendar days
Weighted Average Life^^^	35 calendar days

MATURITY SCHEDULE**^^
1 calendar day	14.5%
2–7 calendar days	2.0
8–30 calendar days	65.6
31–60 calendar days	3.0
61–90 calendar days	1.5
91–180 calendar days	6.7
181+ calendar days	6.7

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.14)%, (0.50)%, (0.34)% and (0.94)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2021	$238.4 Million
Weighted Average Maturity^^	30 calendar days
Weighted Average Life^^^	30 calendar days

MATURITY SCHEDULE**^^
1 calendar day	9.9%
2–7 calendar days	0.8
8–30 calendar days	68.5
31–60 calendar days	13.0
61–90 calendar days	1.0
91–180 calendar days	0.6
181+ calendar days	6.2

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.34)%, (0.29)%, (0.64)%, (0.49)% and (1.09)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2021	$709.2 Million
Weighted Average Maturity^^	39 calendar days
Weighted Average Life^^^	39 calendar days

MATURITY SCHEDULE**^^
1 calendar day	11.3%
8–30 calendar days	75.9
31–60 calendar days	0.5
61–90 calendar days	0.3
91–180 calendar days	1.4
181+ calendar days	10.6

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.25)%, (0.20)%, (0.59)%, (0.40)%, (0.65)% and (1.00)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.2%

Barclays Capital, Inc., 0.24%, dated 8/31/2021, due 10/5/2021, repurchase price $400,094, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.08%, due 12/15/2031 - 1/18/2063 and FNMA Connecticut Avenue Securities, 2.05% - 11.84%, due 2/26/2024 - 1/25/2051, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 0.25%, dated 8/31/2021, due 10/5/2021, repurchase price $175,042, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.44%, due 5/15/2028 - 4/25/2066 and FNMA Connecticut Avenue Securities, 1.50% - 6.43%, due 9/25/2028 -8/25/2033, with a value of $189,000.	175,000	175,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $90,000, collateralized by Asset-Backed Securities, 5.25%, due 10/1/2030, Corporate Notes and Bonds, 0.95% -15.50%, due 4/17/2023 - 12/21/2065, FHLMC, 1.00% - 3.50%, due 1/25/2026 -3/25/2051, FNMA, 2.00%, due 7/25/2051, GNMA, 0.75% - 2.75%, due 1/20/2046 - 6/20/2051 and Sovereign Government Securities, 0.75% - 1.75%, due 4/8/2022 - 6/29/2026, with a value of $96,531.	90,000	90,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $110,001, collateralized by Asset-Backed Securities, 0.00% - 5.25%, due 12/13/2023 - 6/25/2038, Collateralized Mortgage Obligations, 0.00% - 4.21%, due 6/15/2038 - 8/17/2051, Corporate Notes and Bonds, 0.50% - 7.88%, due 5/4/2022 - 1/1/2999, FHLMC, 2.54% -4.00%, due 1/25/2026 - 4/15/2043, FNMA, 1.00% - 3.50%, due 4/25/2043 -1/25/2051, GNMA, 0.50% - 5.50%, due 4/20/2034 - 1/20/2071, Sovereign Government Securities, 1.25% - 2.25%, due 1/25/2022 - 1/28/2031 and U.S. Treasury Securities, 0.13% - 1.75%, due 2/28/2023 - 2/28/2026, with a value of $115,570.

	110,000	110,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.19%, dated 8/31/2021, due 9/7/2021, repurchase price $175,006, collateralized by Asset-Backed Securities, 0.00% - 5.25%, due 12/13/2023 - 9/25/2041, Collateralized Mortgage Obligations, 0.00% - 1.93%, due 7/25/2035 - 1/15/2049, Corporate Notes and Bonds, 0.65% - 11.88%, due 9/10/2021 - 1/1/2999, FHLMC, 2.54%, due 7/25/2026 and GNMA, 0.35% -2.00%, due 8/20/2051 - 7/20/2071, with a value of $188,305.	175,000	175,000

BMO Capital Markets Corp., 0.22%, dated 8/31/2021, due 9/7/2021, repurchase price $105,004, collateralized by Asset-Backed Securities, 0.29% - 6.08%, due 5/15/2024 - 4/25/2042, Collateralized Mortgage Obligations, 2.79%, due 8/12/2038, Corporate Notes and Bonds, 0.43% - 7.88%, due 5/4/2022 -1/1/2999, FNMA, 1.50% - 2.00%, due 3/25/2051 - 4/25/2051, GNMA, 1.55%, due 11/20/2070, Sovereign Government Securities, 1.25%, due 1/28/2031 and U.S. Treasury Securities, 0.00% - 5.00%, due 11/18/2021 - 5/15/2037, with a value of $111,590.	105,000	105,000

BMO Capital Markets Corp., 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Asset-Backed Securities, 4.25%, due 11/28/2053, Collateralized Mortgage Obligations, 0.00% - 6.50%, due 2/25/2035 - 4/15/2050, Corporate Notes and Bonds, 0.55% - 11.88%, due 1/20/2023 - 9/2/2040 and GNMA, 1.55% - 2.75%, due 1/20/2046 -7/20/2071, with a value of $26,456.	25,000	25,000

BMO Capital Markets Corp., 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Asset-Backed Securities, 0.19% - 6.08%, due 8/13/2024 - 1/25/2047, Collateralized Mortgage Obligations, 0.00% - 7.38%, due 4/25/2032 - 11/25/2059, Corporate Notes and Bonds, 0.75% - 5.75%, due 1/20/2023 - 1/20/2026, FHLMC, 7.25%, due 3/1/2035, GNMA, 1.55% - 2.75%, due 1/20/2046 - 7/20/2071 and U.S. Treasury Securities, 0.13%, due 2/28/2023, with a value of $26,572.	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $185,009, collateralized by Asset-Backed Securities, 7.36%, due 11/15/2048 and U.S. Treasury Securities, 0.13%, due 8/31/2023, with a value of $189,321.	185,000	185,000

BNP Paribas SA, 0.29%, dated 8/31/2021, due 10/1/2021, repurchase price $75,019, collateralized by Corporate Notes and Bonds, 0.00%, due 9/30/2022 - 7/15/2025 and Sovereign Government Securities, 5.60% - 8.50%, due 1/24/2024 - 1/31/2047, with a value of $81,060.	75,000	75,000

BNP Paribas SA, 0.32%, dated 8/31/2021, due 11/17/2021, repurchase price $200,139, collateralized by Asset-Backed Securities, 0.34% - 9.11%, due 4/1/2024 - 1/25/2065, with a value of $220,352.	200,000	200,000

Bofa Securities, Inc., 0.33%, dated 8/31/2021, due 10/5/2021, repurchase price $215,069, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.32%, due 5/15/2023 - 12/16/2072, FNMA Connecticut Avenue Securities, 0.85% - 4.48%, due 1/25/2024 - 9/25/2048 and Sovereign Government Securities, 3.24%, due 2/6/2028, with a value of $231,981.	215,000	215,000

Bofa Securities, Inc., 0.35%, dated 8/31/2021, due 10/5/2021, repurchase price $250,085, collateralized by Common Stocks, 0.00%, due 1/1/2049 -1/1/2999 and Preferred Stocks, 5.63% -8.13%, due 8/1/2042 - 1/1/2999, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.48%, dated 8/31/2021, due 11/9/2021, repurchase price $345,322, collateralized by Collateralized Mortgage Obligations, 0.18% - 6.50%, due 11/15/2035 -11/25/2053, Corporate Notes and Bonds, 0.00% - 7.63%, due 9/1/2023 - 3/1/2050 and Sovereign Government Securities, 0.50% - 10.38%, due 1/24/2022 - 3/11/2061, with a value of $372,600.	345,000	345,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Suisse Securities USA LLC, 0.20%, dated 8/31/2021, due 9/7/2021, repurchase price $50,002, collateralized by Asset-Backed Securities, 0.00% - 19.05%, due 4/17/2025 - 1/25/2060, Collateralized Mortgage Obligations, 0.00% - 6.25%, due 7/15/2032 - 4/25/2043 and Corporate Notes and Bonds, 0.00%, due 11/1/2022, with a value of $55,002.	50,000	50,000

Credit Suisse Securities USA LLC, 0.44%, dated 8/31/2021, due 10/5/2021, repurchase price $150,064, collateralized by Asset-Backed Securities, 0.00% - 20.01%, due 8/28/2023 - 1/15/2069 and Collateralized Mortgage Obligations, 3.23% - 4.10%, due 9/20/2022 - 3/25/2023, with a value of $165,152.	150,000	150,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,500,003, collateralized by U.S. Treasury Securities, 0.13%, due 2/28/2023, with a value of $2,500,004.	2,500,000	2,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 1.13% - 3.00%, due 8/15/2040 - 8/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Goldman Sachs & Co. LLC, 0.44%, dated 8/31/2021, due 11/19/2021, repurchase price $500,489, collateralized by Corporate Notes and Bonds, 0.00% - 12.00%, due 7/1/2022 - 7/1/2026, FHLMC, 1.50% - 5.50%, due 5/1/2033 - 8/1/2051 and FNMA, 2.50% - 6.00%, due 2/1/2023 - 7/1/2060, with a value of $510,000.	500,000	500,000

HSBC Securities USA, Inc., 0.18%, dated 8/31/2021, due 9/1/2021, repurchase price $20,000, collateralized by Asset-Backed Securities, 2.44% - 3.38%, due 5/20/2024 - 9/15/2026 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,200.	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

HSBC Securities USA, Inc., 0.18%, dated 8/31/2021, due 9/1/2021, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 0.75% - 6.95%, due 1/29/2023 - 4/1/2060, FHLMC, 3.50% -6.50%, due 4/1/2031 - 10/1/2037, GNMA, 4.00% - 5.00%, due 9/15/2041 -5/20/2049, Sovereign Government Securities, 2.38% - 5.00%, due 4/11/2022 - 8/20/2030 and U.S. Treasury Securities, 0.00%, due 9/9/2021 -10/7/2021, with a value of $26,155.	25,000	25,000

ING Financial Markets LLC, 0.15%, dated 8/31/2021, due 9/1/2021, repurchase price $75,000, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $81,097.	75,000	75,000

ING Financial Markets LLC, 0.15%, dated 8/31/2021, due 9/1/2021, repurchase price $115,000, collateralized by Corporate Notes and Bonds, 0.50% -6.90%, due 3/15/2022 - 8/5/2061, with a value of $120,751.	115,000	115,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 10/8/2021, repurchase price $25,007, collateralized by Corporate Notes and Bonds, 1.38% - 9.75%, due 9/15/2021 - 1/1/2999, with a value of $26,851.	25,000	25,000

ING Financial Markets LLC, 0.27%, dated 8/31/2021, due 10/22/2021, repurchase price $100,039, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $108,048.	100,000	100,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 11/5/2021, repurchase price $35,016, collateralized by Corporate Notes and Bonds, 0.88% - 9.25%, due 11/15/2025 - 4/1/2044, with a value of $37,781.	35,000	35,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 11/10/2021, repurchase price $15,007, collateralized by Corporate Notes and Bonds, 0.00% - 7.00%, due 9/15/2021 - 8/12/2061, with a value of $15,850.	15,000	15,000

Mitsubishi UFJ Trust & Banking Corp., 0.20%, dated 8/31/2021, due 9/2/2021, repurchase price $1,000,011, collateralized by Corporate Notes and Bonds, 2.05% - 4.50%, due 5/13/2022 -5/1/2030, with a value of $1,042,682.	1,000,000	1,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 0.17%, dated 8/31/2021, due 9/7/2021, repurchase price $200,007, collateralized by Certificates of Deposit, 0.10% - 0.11%, due 9/2/2021 - 12/9/2021 and Commercial Paper, 0.00%, due 9/2/2021 -5/6/2022, with a value of $210,000.	200,000	200,000

Societe Generale SA, 0.14%, dated 8/31/2021, due 9/1/2021, repurchase price $167,001, collateralized by Asset-Backed Securities, 2.70% - 5.88%, due 10/11/2027 - 5/15/2034, Collateralized Mortgage Obligations, 2.90% - 3.00%, due 10/17/2050 - 1/18/2052, Corporate Notes and Bonds, 0.20% - 8.63%, due 9/16/2021 - 8/1/2118, FNMA Connecticut Avenue Securities, 2.03%, due 10/25/2049 and Sovereign Government Securities, 1.40% - 6.75%, due 2/7/2022 -7/27/2033, with a value of $175,851.	167,000	167,000

Societe Generale SA, 0.21%, dated 8/31/2021, due 9/1/2021, repurchase price $805,005, collateralized by Asset-Backed Securities, 0.23% - 4.00%, due 10/11/2027 - 2/28/2041, Collateralized Mortgage Obligations, 4.35% - 5.10%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 2.80% - 13.00%, due 11/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 0.73% -2.88%, due 12/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 2/7/2022 -1/1/2999, with a value of $869,099.	805,000	805,000

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $370,002, collateralized by Asset-Backed Securities, 0.23% - 5.25%, due 5/30/2025 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 5.45%, due 7/25/2036 - 5/25/2065, Corporate Notes and Bonds, 2.30% - 10.88%, due 9/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.03% -3.83%, due 2/25/2030 - 8/25/2050 and Sovereign Government Securities, 2.63% -11.88%, due 6/27/2022 - 1/1/2999, with a value of $399,582.	370,000	370,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/7/2021, repurchase price $200,009, collateralized by Asset-Backed Securities, 0.35% - 1.43%, due 2/25/2037 - 11/25/2046, Collateralized Mortgage Obligations, 4.52%, due 4/15/2050, Corporate Notes and Bonds, 1.57% -13.00%, due 3/15/2022 -1/1/2999, FNMA Connecticut Avenue Securities, 2.23% - 2.43%, due 1/27/2031 - 11/25/2039 and Sovereign Government Securities, 3.25% - 11.88%, due 9/26/2022 - 1/1/2999, with a value of $215,904.	200,000	200,000

Societe Generale SA, 0.32%, dated 8/31/2021, due 11/8/2021, repurchase price $180,111, collateralized by Asset-Backed Securities, 0.23% - 7.13%, due 1/2/2024 - 11/25/2046, Collateralized Mortgage Obligations, 4.09% - 4.52%, due 8/17/2034 - 8/25/2059, Corporate Notes and Bonds, 0.99% - 11.50%, due 11/15/2021 - 5/15/2097, FNMA Connecticut Avenue Securities, 2.03% -2.93%, due 11/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 1/5/2023 -1/1/2999, with a value of $194,460.	180,000	180,000

Societe Generale SA, 0.26%, dated 8/31/2021, due 12/1/2021, repurchase price $500,332, collateralized by Asset-Backed Securities, 0.33% - 5.25%, due 5/30/2025 - 10/25/2037, Collateralized Mortgage Obligations, 0.68% - 4.08%, due 11/15/2032 - 2/12/2049, Corporate Notes and Bonds, 1.57% - 8.75%, due 9/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.03% -2.93%, due 11/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 9/26/2022 -1/1/2999, with a value of $540,260.	500,000	500,000

TD Securities (USA) LLC, 0.18%, dated 8/31/2021, due 9/2/2021, repurchase price $900,009, collateralized by Corporate Notes and Bonds, 0.85% -7.20%, due 1/15/2022 - 5/12/2061, with a value of $945,033.	900,000	900,000

TD Securities (USA) LLC, 0.14%, dated 8/31/2021, due 9/7/2021, repurchase price $500,014, collateralized by Corporate Notes and Bonds, 0.50% -5.81%, due 4/5/2022 - 2/15/2060 and Municipal Debt Securities, 5.47% - 7.46%, due 5/1/2040 - 10/1/2046, with a value of $525,014.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 0.25%, dated 8/31/2021, due 9/7/2021, repurchase price $300,015, collateralized by Certificates of Deposit, 0.00% - 0.46%, due 10/1/2021 - 12/2/2022, Commercial Paper, 0.00%, due 9/3/2021 -1/11/2022 and Corporate Notes and Bonds, 0.37% -12.00%, due 1/15/2022 - 1/1/2999, with a value of $319,195.	300,000	300,000

Wells Fargo Securities LLC, 0.22%, dated 8/31/2021, due 9/2/2021, repurchase price $104,001, collateralized by Commercial Paper, 0.00%, due 2/15/2022 and Corporate Notes and Bonds, 0.18% -5.06%, due 6/3/2024 - 9/30/2059, with a value of $109,205.	104,000	104,000

Wells Fargo Securities LLC, 0.32%, dated 8/31/2021, due 9/14/2021, repurchase price $250,031, collateralized by Certificates of Deposit, 0.00% - 0.25%, due 12/1/2021 - 8/29/2022 and Commercial Paper, 0.00%, due 9/1/2021 -2/15/2022, with a value of $262,710.	250,000	250,000

Total Repurchase Agreements (Cost $20,961,000)		20,961,000

Corporate Notes — 0.6%

Banks — 0.6%

Barclays Bank plc (United Kingdom)

(OBFR + 0.10%), 0.17%, 9/1/2021 (b) (c)	175,000	175,000

(OBFR + 0.16%), 0.23%, 9/1/2021 (b) (c)	300,000	300,000

Total Corporate Notes (Cost $475,000)		475,000

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.08%, 9/8/2021 (d)	75,000	75,000

California — 0.1%

Metropolitan Water District of Southern California, Waterworks Series A, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 9/8/2021 (d)	59,000	59,000

Total Municipal Bonds (Cost $134,000)		134,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 72.5%

Certificates of Deposit — 28.1%

Agricultural Bank of China Ltd. (China) 0.12%, 9/27/2021	100,000	100,000

Bank of Montreal (Canada) (SOFR + 0.15%), 0.20%, 9/1/2021 (b)	150,000	150,007

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	70,000	70,007

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 9/16/2021 (b)	179,000	179,018

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/7/2021 (b)	161,000	161,015

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 10/12/2021 (b)	200,000	200,014

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/26/2021 (b)	50,000	50,001

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	125,000	125,005

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	115,000	115,003

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	320,000	320,025

0.24%, 3/10/2022	100,000	100,045

0.23%, 5/11/2022	100,000	100,039

0.22%, 5/18/2022	100,000	100,031

0.21%, 6/22/2022	177,000	177,038

0.20%, 7/13/2022	100,000	100,010

Bank of Nova Scotia (The) (Canada) (SOFR + 0.18%),

0.23%, 9/1/2021 (b)	100,000	100,034

0.20%, 2/18/2022	140,000	140,052

0.23%, 5/10/2022	100,000	100,047

0.22%, 5/13/2022	28,860	28,872

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021 (b)	94,000	94,004

0.24%, 2/1/2022	290,000	290,129

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	405,000	405,010

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	175,000	175,004

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	100,000	100,010

(BSBY1M + 0.10%), 0.16%, 9/24/2021 (b)	110,000	110,000

(ICE LIBOR USD 3 Month + 0.05%), 0.20%, 9/30/2021 (b)	330,000	330,047

0.19%, 10/20/2021	155,000	155,022

0.20%, 10/22/2021	100,000	100,014

0.20%, 2/18/2022	250,000	250,066

0.24%, 4/7/2022	175,000	175,082

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

China Construction Bank Corp. (China) 0.10%, 9/7/2021	125,000	125,000

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/30/2021 (b)	175,000	175,000

(ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/8/2021 (b)	50,000	50,003

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 10/12/2021 (b)	50,000	50,007

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	100,000	100,004

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,013

0.20%, 6/27/2022	46,500	46,509

0.22%, 7/5/2022 (e)	100,000	99,823

Credit Agricole Corporate and Investment Bank (France)

0.11%, 9/27/2021	100,000	100,002

0.12%, 11/1/2021	350,000	350,017

(SOFR + 0.12%), 0.17%, 9/1/2021 (b)	100,000	99,992

0.13%, 12/8/2021	150,000	150,010

Credit Industriel et Commercial (France)

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	450,000	450,017

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 9/2/2021 (b)	75,000	75,009

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/17/2021 (b)	150,000	150,012

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/5/2021 (b)	75,000	75,004

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 10/6/2021 (b)	100,000	100,005

0.24%, 10/12/2021 (e)	360,000	359,959

0.24%, 10/18/2021 (e)	225,000	224,970

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/25/2021 (b)	161,000	161,005

0.22%, 10/26/2021 (e)	245,000	244,961

0.23%, 10/28/2021 (e)	175,000	174,971

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	132,000	132,003

0.14%, 12/1/2021	100,000	100,007

0.22%, 3/7/2022 (e)	400,000	399,664

DZ Bank AG (Germany) 0.11%, 10/29/2021	245,000	245,012

Erste Group Bank AG (Austria) 0.10%, 9/20/2021	300,000	300,002

ING Bank NV (Netherlands)

0.25%, 10/8/2021	178,000	178,000

0.18%, 5/13/2022	275,000	275,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Kookmin Bank (South Korea)

0.15%, 11/23/2021	75,000	75,009

0.25%, 8/2/2022	38,000	38,009

Korea Development Bank (South Korea)

0.21%, 12/10/2021	25,000	25,007

0.26%, 4/18/2022	50,000	50,026

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.13%, 9/14/2021 (e)	100,000	99,997

0.21%, 9/22/2021	100,000	100,008

0.19%, 10/7/2021	200,000	200,020

0.18%, 1/28/2022 (e)	100,000	99,937

0.18%, 2/24/2022 (e)	95,000	94,925

Mitsubishi UFJ Trust and Banking Co. Ltd. (Japan)

0.18%, 2/14/2022 (e)	100,000	99,927

0.18%, 2/18/2022 (e)	50,000	49,963

Mizuho Bank Ltd. (Japan)

0.16%, 9/1/2021 (e)	100,000	100,000

0.19%, 10/6/2021	200,000	200,022

0.16%, 1/7/2022	100,000	100,011

0.15%, 1/25/2022	400,000	400,005

MUFG Bank Ltd. (Japan)

0.19%, 10/7/2021	100,000	100,013

0.14%, 12/1/2021	100,000	100,010

0.14%, 12/2/2021	200,000	200,020

0.15%, 1/14/2022	80,000	80,007

National Australia Bank Ltd. (Australia)

0.20%, 10/29/2021 (e)	250,000	249,956

0.23%, 1/24/2022 (e)	185,000	184,886

0.23%, 1/26/2022 (e)	400,000	399,747

0.23%, 1/27/2022 (e)	250,000	249,841

Natixis SA (France) (SOFR + 0.13%), 0.18%, 9/1/2021 (b)	300,000	300,028

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	175,000	175,001

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/1/2021 (b)	215,000	215,035

0.30%, 9/2/2021	30,000	30,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/10/2021 (b)	240,000	240,030

0.23%, 10/7/2021	155,000	155,022

(ICE LIBOR USD 3 Month + 0.03%), 0.15%, 11/12/2021 (b)	400,000	400,052

0.21%, 2/4/2022	150,000	150,056

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b)	163,000	163,013

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/4/2021 (b)	51,900	51,903

0.23%, 4/21/2022	78,250	78,286

0.20%, 6/29/2022	125,000	125,015

0.20%, 7/1/2022	200,000	200,022

Norinchukin Bank (Japan)

0.08%, 10/1/2021	100,000	99,999

0.09%, 11/1/2021	300,000	299,994

Oversea-Chinese Banking Corp. Ltd. (Singapore)

0.20%, 9/27/2021	95,000	95,007

(ICE LIBOR USD 3 Month + 0.01%), 0.15%, 10/7/2021 (b)	100,000	100,002

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/26/2021 (b)	200,000	200,016

0.11%, 11/5/2021	125,000	125,000

0.21%, 12/9/2021	50,000	50,012

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/7/2021 (b)	100,000	99,998

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/11/2021 (b)	70,000	70,010

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/27/2021 (b)	50,000	50,000

Skandinaviska Enskilda Banken AB (Sweden)

0.18%, 9/9/2021	100,000	100,003

0.20%, 2/18/2022	50,000	50,017

0.24%, 4/28/2022	100,000	100,056

0.23%, 5/11/2022	100,000	100,047

Standard Chartered Bank (United Kingdom)

0.22%, 9/24/2021	450,000	450,030

(ICE LIBOR USD 3 Month + 0.02%), 0.14%, 10/12/2021 (b)	500,000	500,007

0.20%, 10/26/2021	150,000	150,016

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/10/2021 (b)	150,000	150,002

(ICE LIBOR USD 3 Month + 0.02%), 0.17%, 9/29/2021 (b)	150,000	150,001

0.19%, 10/5/2021	50,000	50,005

0.19%, 10/6/2021	250,000	250,027

0.11%, 11/16/2021	240,000	240,007

0.14%, 12/1/2021	50,000	50,005

0.14%, 12/2/2021	100,000	100,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.21%, 9/21/2021	100,000	100,008

0.22%, 9/24/2021	200,000	200,018

0.23%, 10/19/2021 (e)	200,000	199,974

0.09%, 10/25/2021	100,000	100,000

0.23%, 10/28/2021 (e)	100,000	99,984

0.23%, 11/3/2021 (e)	100,000	99,982

0.12%, 11/4/2021	200,000	200,010

0.18%, 11/22/2021 (e)	100,000	99,971

0.18%, 12/1/2021 (e)	100,000	99,966

0.18%, 2/25/2022 (e)	100,000	99,921

Sumitomo Trust Japan (Luxembourg) 0.16%, 12/6/2021 (e)	50,000	49,982

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.08%), 0.18%, 9/10/2021 (b)	200,000	199,958

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/16/2021 (b)	50,000	50,005

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	95,000	95,003

0.20%, 6/28/2022	100,000	100,009

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	125,000	125,000

Series 01, (BSBY3M + 0.05%), 0.14%, 9/9/2021 (b)	85,000	84,983

(ICE LIBOR USD 3 Month + 0.02%), 0.14%, 11/14/2021 (b)	250,000	250,030

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 11/26/2021 (b)	250,000	250,000

0.26%, 4/21/2022 (e)	125,000	124,867

0.24%, 4/27/2022	141,250	141,325

0.27%, 4/27/2022 (e)	175,000	174,807

0.21%, 6/23/2022	150,000	150,035

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	49,000	49,002

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	150,000	150,012

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/11/2021 (b)	60,000	60,005

0.20%, 6/24/2022	97,000	97,017

Woori Bank (South Korea)

0.13%, 9/2/2021 (c)	50,000	50,000

0.14%, 10/28/2021 (c)	70,000	70,004

Total Certificates of Deposit (Cost $22,472,799)		22,475,590

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 25.8%

Agricultural Bank of China Ltd. (China) 0.11%, 9/7/2021 (c) (e)	30,000	29,999

Alpine Securitization LLC 0.20%, 10/5/2021 (d)	85,000	85,013

Alpine Securitization Ltd. (Switzerland) 0.21%, 10/12/2021 (c)	50,000	50,006

Antalis SA (France) 0.16%, 12/1/2021 (c) (e)	51,400	51,383

ANZ New Zealand Int’l Ltd. (New Zealand) 0.19%, 10/21/2021 (c) (e)	100,000	99,990

Atlantic Asset Securitization LLC

0.08%, 9/3/2021 (c) (e)	50,000	50,000

0.18%, 11/8/2021 (c) (e)	50,000	49,989

Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/2/2021 (b) (c)	70,000	70,010

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b) (c)	200,000	200,020

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	125,000	125,005

0.21%, 2/23/2022 (c) (e)	175,000	174,901

0.23%, 4/8/2022 (c) (e)	100,000	99,916

0.21%, 6/22/2022 (c) (e)	170,000	169,767

Barclays Bank plc (United Kingdom) 0.13%, 10/27/2021 (c) (e)	50,000	49,991

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	150,000	150,000

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	130,000	130,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/27/2021 (b) (c)	25,000	24,998

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 11/22/2021 (b) (c)	135,000	135,013

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 11/26/2021 (b) (c)	50,000	50,004

0.21%, 1/18/2022 (c) (e)	75,000	74,963

0.25%, 4/28/2022 (c) (e)	75,000	74,921

BNG Bank NV (Netherlands) 0.08%, 9/1/2021 (c) (e)	34,000	34,000

BNP Paribas SA (France)

0.23%, 10/7/2021 (e)	108,000	107,992

0.18%, 3/22/2022 (e)	136,000	135,893

0.18%, 3/22/2022 (e)	500,000	499,605

BNZ International Funding Ltd. (New Zealand) 0.17%, 11/15/2021 (c) (e)	100,000	99,982

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

BPCE SA (France)

0.20%, 11/1/2021 (c) (e)	92,400	92,384

0.20%, 11/5/2021 (c) (e)	200,000	199,963

0.23%, 12/13/2021 (c) (e)	250,000	249,917

Canadian Imperial Bank of Commerce (Canada) 0.24%, 5/6/2022 (c) (e)	200,000	199,775

Concord Minutemen Capital Co. LLC Series A, 0.10%, 9/17/2021 (c) (e)	100,000	99,996

DBS Bank Ltd. (Singapore)

0.14%, 11/29/2021 (e)	100,000	99,968

0.13%, 12/1/2021 (c) (e)	50,000	49,983

0.15%, 12/22/2021 (c) (e)	63,000	62,971

Dexia Credit Local SA (France)

0.12%, 10/12/2021 (c) (e)	200,000	199,979

0.12%, 10/13/2021 (c) (e)	100,000	99,989

0.12%, 10/14/2021 (c) (e)	150,000	149,984

0.12%, 10/15/2021 (c) (e)	250,000	249,972

0.10%, 10/18/2021 (c) (e)	174,250	174,229

0.12%, 10/21/2021 (c) (e)	250,000	249,968

0.11%, 10/22/2021 (c) (e)	170,400	170,378

0.10%, 11/2/2021 (c) (e)	100,000	99,984

0.11%, 11/4/2021 (c) (e)	140,000	139,975

DNB Bank ASA (Norway) 0.09%, 9/2/2021 (c) (e)	400,000	399,999

0.08%, 9/24/2021 (c) (e)	125,000	124,995

0.09%, 10/8/2021 (c) (e)	200,000	199,987

(ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/14/2021 (b) (c)	260,000	260,017

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/27/2021 (b) (c)	250,000	250,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	100,000	99,997

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	405,000	405,002

Federation des caisses Desjardins du Quebec (The) (Canada)

0.08%, 9/13/2021 (c) (e)	100,000	99,998

0.08%, 9/20/2021 (c) (e)	83,800	83,797

0.19%, 10/14/2021 (c) (e)	100,000	99,989

0.08%, 10/26/2021 (e)	100,000	99,986

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.14%, 10/12/2021 (c) (e)	253,000	252,973

0.13%, 10/26/2021 (c) (e)	350,000	349,951

0.18%, 12/2/2021 (c) (e)	555,000	554,854

0.16%, 1/7/2022 (c) (e)	50,000	49,978

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.17%, 1/20/2022 (c) (e)	575,000	574,712

0.16%, 2/4/2022 (c) (e)	135,000	134,922

FMS Wertmanagement (Germany)

0.09%, 9/24/2021 (c) (e)	75,000	74,996

0.11%, 10/27/2021 (e)	98,000	97,986

0.11%, 11/3/2021 (c) (e)	250,000	249,959

0.09%, 12/2/2021 (c) (e)	50,000	49,987

0.09%, 12/3/2021 (c) (e)	49,300	49,287

ING US Funding LLC (Netherlands)

0.20%, 9/23/2021 (c) (e)	395,000	394,974

0.17%, 9/29/2021 (c) (e)	145,000	144,988

0.22%, 10/12/2021 (c) (e)	170,000	169,982

0.15%, 11/18/2021 (c) (e)	60,000	59,987

Lloyds Bank plc (United Kingdom)

0.11%, 10/20/2021 (e)	200,000	199,975

0.10%, 10/22/2021 (e)	100,000	99,987

0.11%, 10/26/2021 (e)	600,000	599,916

0.11%, 10/29/2021 (e)	300,000	299,956

LMA-Americas LLC

0.20%, 9/7/2021 (c) (e)	50,000	49,999

0.19%, 10/20/2021 (c) (e)	70,100	70,090

0.18%, 10/25/2021 (c) (e)	50,000	49,992

0.14%, 1/14/2022 (c) (e)	75,000	74,962

LVMH Moet Hennessy Louis Vuitton SE (France)

0.17%, 10/19/2021 (c) (e)	100,000	99,988

0.17%, 10/28/2021 (c) (e)	50,000	49,993

Macquarie Bank Ltd. (Australia)

0.19%, 10/19/2021 (c) (e)	100,000	99,984

0.19%, 10/20/2021 (e)	100,000	99,983

12.00%, 10/27/2021 (c) (e)	200,000	199,962

0.12%, 11/16/2021 (c) (e)	100,000	99,973

0.13%, 12/10/2021 (e)	100,000	99,961

0.16%, 2/8/2022 (c) (e)	37,950	37,922

Manhattan Asset Funding Co. LLC

0.19%, 10/26/2021 (c) (e)	30,088	30,083

0.19%, 10/28/2021 (c) (e)	78,237	78,223

0.19%, 10/29/2021 (c) (e)	100,000	99,982

Matchpoint Finance plc (Ireland)

Series A, 0.20%, 9/22/2021 (c) (e)	50,000	49,997

Series A, 0.19%, 10/18/2021 (c) (e)	50,000	49,993

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.12%, 11/12/2021 (c) (e)	100,000	99,982

Mizuho Bank Ltd. (Japan)

0.21%, 10/18/2021 (c) (e)	30,000	29,995

0.19%, 11/15/2021 (c) (e)	95,000	94,975

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 9/1/2021 (b) (c)	100,000	99,984

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (b) (c)	60,000	60,018

(ICE LIBOR USD 1 Month + 0.09%), 0.19%, 9/8/2021 (b) (c)	150,000	150,008

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/27/2021 (b) (c)	300,000	300,024

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/3/2021 (b) (c)	79,000	79,005

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/18/2021 (b) (c)	100,000	100,008

0.23%, 4/6/2022 (c) (e)	100,000	99,914

National Bank of Canada (Canada)

0.19%, 10/13/2021 (c) (e)	39,265	39,261

0.19%, 10/21/2021 (c) (e)	100,000	99,987

0.14%, 1/10/2022 (c) (e)	150,000	149,930

Nationwide Building Society (United Kingdom) 0.08%, 9/16/2021 (c) (e)	200,000	199,993

Nederlandse Waterschapsbank NV (Netherlands) 0.08%, 10/25/2021 (c) (e)	400,000	399,939

Nieuw Amsterdam Receivables Corp. 0.14%, 12/9/2021 (c) (e)	75,000	74,976

Nordea Bank Abp (Finland) 0.11%, 11/1/2021 (c) (e)	50,000	49,993

NRW Bank (Germany) 0.08%, 11/2/2021 (c) (e)	150,000	149,974

Old Line Funding LLC 0.13%, 10/25/2021 (c) (e)	180,000	179,973

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.18%, 9/20/2021 (c) (e)	100,000	99,995

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/2/2021 (b)	75,000	75,014

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/7/2021 (b) (c)	35,000	34,999

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 10/6/2021 (b)	270,000	270,024

0.23%, 5/5/2022 (e)	200,000	199,778

0.21%, 6/22/2022 (e)	158,000	157,731

0.20%, 7/8/2022 (c) (e)	100,000	99,816

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Skandinaviska Enskilda Banken AB (Sweden)

0.20%, 10/19/2021 (c) (e)	250,000	249,974

0.12%, 11/22/2021 (c) (e)	350,000	349,923

0.20%, 6/27/2022 (c) (e)	100,000	99,851

Societe Generale SA (France) 0.19%, 10/13/2021 (c) (e)	150,000	149,988

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/25/2021 (b) (c)	94,000	94,006

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b) (c)	62,000	62,005

0.20%, 6/24/2022 (c) (e)	100,000	99,853

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b) (c)	400,000	400,030

0.23%, 4/12/2022 (c) (e)	133,000	132,880

0.23%, 5/19/2022 (c) (e)	100,000	99,886

0.20%, 7/8/2022 (c) (e)	100,000	99,847

TotalEnergies Capital Canada Ltd. (France) 0.14%, 2/3/2022 (c) (e)	75,000	74,960

Toyota Motor Finance Netherlands BV (Japan) 0.15%, 11/29/2021 (e)	100,000	99,973

UBS AG (Switzerland) (SOFR + 0.17%),

0.22%, 9/1/2021 (b) (c)	135,000	134,992

0.23%, 12/9/2021 (c) (e)	100,000	99,962

0.22%, 3/23/2022 (c) (e)	250,000	249,734

0.24%, 3/29/2022 (c) (e)	300,000	299,667

0.24%, 3/30/2022 (c) (e)	250,000	249,721

United Overseas Bank Ltd. (Singapore) 0.20%, 2/11/2022 (c) (e)	150,000	149,894

Westpac Banking Corp. (Australia) 0.19%, 9/16/2021 (c) (e)	50,000	49,998

(ICE LIBOR USD 3 Month + 0.02%), 0.12%, 10/12/2021 (b) (c)	20,000	20,001

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	103,000	103,000

0.23%, 4/1/2022 (c) (e)	75,000	74,949

0.20%, 6/17/2022 (c) (e)	200,000	199,733

0.20%, 7/1/2022 (c) (e)	27,400	27,361

0.20%, 7/15/2022 (c) (e)	124,250	124,058

Total Commercial Paper (Cost $20,676,290)		20,678,542

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Time Deposits — 18.6%

Agricultural Bank of China Ltd.

0.10%, 9/3/2021	500,000	500,000

0.10%, 9/7/2021	500,000	500,000

Australia & New Zealand Banking Group Ltd.

0.08%, 9/1/2021	450,000	450,000

0.08%, 9/2/2021	300,000	300,000

0.07%, 9/7/2021	250,000	250,000

BNP Paribas SA 0.06%, 9/1/2021	300,000	300,000

Credit Agricole Corporate and Investment Bank

0.05%, 9/1/2021	188,792	188,792

0.10%, 9/1/2021	500,000	500,000

0.10%, 9/3/2021	400,000	400,000

0.10%, 9/3/2021	700,000	700,000

DNB Bank ASA 0.04%, 9/1/2021	1,400,000	1,400,000

DZ Bank AG 0.04%, 9/1/2021	200,000	200,000

First Abu Dhabi Bank PJSC 0.08%, 9/1/2021	1,000,000	1,000,000

KBC Bank NV 0.05%, 9/1/2021	2,300,000	2,300,000

Mizuho Bank Ltd. 0.08%, 9/1/2021	1,250,000	1,250,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	661,186	661,186

National Bank of Canada 0.06%, 9/7/2021	100,000	100,000

Nordea Bank Abp 0.04%, 9/1/2021	2,000,000	2,000,000

Royal Bank of Canada

0.05%, 9/1/2021	510,000	510,000

0.06%, 9/7/2021	400,000	400,000

Swedbank AB 0.04%, 9/1/2021	1,000,000	1,000,000

Total Time Deposits (Cost $14,909,978)		14,909,978

Total Short-Term Investments (Cost $58,059,067)		58,064,110

Total Investments — 99.5% (Cost $79,629,067)		79,634,110
Other Assets Less Liabilities — 0.5%		398,725

NET ASSETS — 100.0%		80,032,835

Percentages indicated are based on net assets.

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(e)	The rate shown is the effective yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 69.6%

Alaska — 1.2%

Alaska Housing Finance Corp., Governmental Purpose Series B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	860	860

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	14,580	14,580

Series 2007B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	1,400	1,400

Series D, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	7,635	7,635

City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.01%, 9/1/2021 (b)	735	735

		25,210

Arizona — 0.4%

Arizona State University Series 2008A, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,600	1,600

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,325	1,325

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0312, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,560	2,560

Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	2,760	2,760

		8,245

California — 3.2%

California Educational Facilities Authority, Institution of Technology Series B, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,150	1,150

California Housing Finance, Mission Apartment Series A, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,225	1,225

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,950	1,950

California Statewide Communities Development Authority, Penny Lane Centers Project Series 2008, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008C, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/8/2021 (b)	2,400	2,400

California Statewide Communities Development Authority, Sweep Loan Program Series 2007A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	1,475	1,475

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Metropolitan Water District of Southern California, Waterworks Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	2,025	2,025

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 12/1/2021 (b) (c)	5,000	5,000

State of California, Various Purpose GO, 5.00%, 9/1/2021	5,050	5,050

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1240, GO, VRDO, 0.02%, 9/8/2021 (b)	3,635	3,635

Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	6,515	6,515

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	4,590	4,590

Series 2019-XL0112, Rev., VRDO, LOC: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	2,100	2,100

Series 2020-YX1155, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	1,600	1,600

Series 2021-XL0167, GO, VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	1,065	1,065

Series 2018-XM0647, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,970	8,970

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	1,670	1,670

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,785	6,785

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,500	2,500

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,000	1,000

Series 2018-G-42, Rev., VRDO, 0.22%, 1/3/2022 (b)	5,000	5,000

		66,705

Colorado — 2.0%

City of Colorado Springs, Utilities System Improvement Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	9,280	9,280

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	2,000	2,000

Series A-1, Rev., 5.00%, 11/15/2021	350	353

Colorado State Education Loan Program Series 2021A, Rev., TRAN, 4.00%, 6/29/2022	185	191

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,330	5,330

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,880	3,880

Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2021 (b) (c)	3,615	3,615

University of Colorado Hospital Authority Series B-1, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,250	1,250

University of Colorado Hospital Authority, Health System

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	8,310	8,310

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	6,250	6,250

		40,459

Connecticut — 1.8%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,750	1,750

Connecticut Innovations, Inc., ISO New England Inc., Project Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	4,845	4,845

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.20%, 10/1/2021 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0204, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,930	1,930

Series 2021-XL0178, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	3,200	3,200

Town of East Lyme GO, BAN, 0.75%, 8/11/2022	3,922	3,943

Town of North Branford GO, BAN, 2.00%, 8/4/2022	7,450	7,579

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Town of North Haven GO, BAN, 1.50%, 11/4/2021	3,000	3,007

		36,254

District of Columbia — 0.1%

District of Columbia, AARP Foundation Issue Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b)	1,000	1,000

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	925	925

		1,925

Florida — 8.5%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	2,875	2,875

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.02%, 9/8/2021 (b)	15,275	15,275

City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019B, Rev., VRDO, 0.02%, 9/8/2021 (b)	17,420	17,420

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,205	1,205

County of Escambia, Gulf Power Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	5,900	5,900

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	42,400	42,400

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	4,250	4,250

Highlands County Health Facilities Authority, Adventist Health System

Series 2007A, Rev., VRDO, 0.02%, 9/8/2021 (b)	13,700	13,700

Series 2012I, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,000	3,000

Series 2012I-2, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,700	2,700

Series 2012I-4, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,540	3,540

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,550	1,550

Pinellas County Housing Finance Authority, Bayside Court Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	3,010	3,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-41, Rev., VRDO, 0.22%, 9/1/2021 (b)	5,665	5,665

Series 2018-ZM0586, Rev., VRDO, LIQ: Citibank NA, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2019-XF2808, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2021-XG0323, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,800	2,800

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,745	4,745

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,870	3,870

Series 2019-G113, Rev., VRDO, 0.22%, 1/3/2022 (b)	17,500	17,500

Volusia County Housing Finance Authority, Fisherman’s Landing Association Ltd. Rev., VRDO, LOC: FNMA, 0.03%, 9/8/2021 (b)	5,015	5,015

		176,420

Georgia — 0.2%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.02%, 9/1/2021 (b)	1,700	1,700

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	3,000	3,000

		4,700

Hawaii — 0.7%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	14,000	14,000

Idaho — 0.0% (d)

State of Idaho GO, TAN, 3.00%, 6/30/2022	350	358

Illinois — 7.0%

City of Galesburg, Knox College Project Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	6,000	6,000

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	4,000	4,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Development Finance Authority, St. Ignatius College Prep

Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	2,650	2,650

Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	5,100	5,100

Illinois Educational Facilities Authority Series B, Rev., VRDO, 0.02%, 9/8/2021 (b)	925	925

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	3,990	3,990

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/8/2021 (b)	1,050	1,050

Illinois Finance Authority, Bradley University

Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	17,665	17,665

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Illinois Finance Authority, Carle Foundation Series 2021D, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/8/2021 (b)	5,000	5,000

Illinois Finance Authority, Clearbrook Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	1,400	1,400

Illinois Finance Authority, Edward Health Obligated Group

Series 2008B-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	8,215	8,215

Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,340	1,340

Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021D, Rev., VRDO, 0.02%, 9/8/2021 (b)	21,500	21,500

Illinois Finance Authority, The University of Chicago Medical Center

Series 2010B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	1,500	1,500

Series 2009 E-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	5,000	5,000

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	200	200

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 (b)	2,330	2,330

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	20,550	20,550

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/8/2021 (b)	14,200	14,200

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2535, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	3,840	3,840

Series 2021-XL0170, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2020-XG0299, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,500	2,500

Series 2021-XM0938, GO, VRDO, LIQ: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	2,550	2,550

Village of Channahon, Morris Hospital Series 2009A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	5,815	5,815

		144,320

Indiana — 0.4%

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.04%, 9/8/2021 (b)	1,300	1,300

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2008F, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.03%, 9/8/2021 (b)	1,155	1,155

Indiana Finance Authority, Parkview Health System, Inc. Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2021 (b)	3,590	3,590

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, 0.07%, 9/8/2021 (b)	2,500	2,500

		8,545

Iowa — 3.1%

City of Chillicothe, Gas and Electric Project Rev., VRDO, 0.04%, 9/8/2021 (b)	4,450	4,450

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.04%, 9/8/2021 (b)	7,000	7,000

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 0.04%, 9/8/2021 (b)	8,870	8,870

Rev., VRDO, 0.05%, 9/8/2021 (b)	5,115	5,115

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued

Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 0.04%, 9/8/2021 (b)	19,000	19,000

Iowa Finance Authority, Mortgage-Backed Securities Program Series 2018D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	7,500	7,500

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	500	500

Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	7,945	7,945

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	200	200

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,500	2,500

Iowa Finance Authority, Trinity Health Corp. Series 2000D, Rev., VRDO, 0.02%, 9/8/2021 (b)	635	635

		63,715

Kansas — 0.4%

City of Wichita

Series 302, GO, 3.50%, 10/15/2021	250	251

Series 304, GO, 4.50%, 10/15/2021	6,805	6,842

		7,093

Kentucky — 1.3%

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.

Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	4,800	4,800

Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	1,300	1,300

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 11/1/2021 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0320, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	2,250	2,250

Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,735	3,735

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	2,800	2,800

		26,885

Louisiana — 0.1%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,340	2,340

Maine — 0.6%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	10,000	10,036

Tender Option Bond Trust Receipts/Certificates Series 2021-XL0179, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,670	1,670

		11,706

Maryland — 1.4%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,665	6,665

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2021C, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	5,000	5,000

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 1/3/2022 (b) (c)	10,115	10,115

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0332, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,470	3,470

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.07%, 9/8/2021 (b) (c)	4,000	4,000

		29,250

Massachusetts — 1.0%

City of Cambridge, Municipal Purpose Loan of 2014 GO, 5.00%, 2/15/2022	665	680

City of Cambridge, Municipal Purpose Loan of 2021 GO, 5.00%, 2/15/2022	925	946

City of Chicopee GO, 5.00%, 6/1/2022	275	285

City of Quincy GO, BAN, 1.50%, 1/14/2022	2,600	2,613

City of Westfield GO, BAN, 1.50%, 6/10/2022	4,840	4,891

Massachusetts Housing Finance Agency, Single Family Housing

Rev., VRDO, LIQ: UBS AG, 0.02%, 9/8/2021 (b)	3,000	3,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Rev., VRDO, LIQ: UBS AG, 0.02%, 9/8/2021 (b)	3,000	3,000

Massachusetts Water Resources Authority, Multi-Modal Subordinate General Series A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,090	1,090

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	3,335	3,335

Town of Bedford, Municipal Purpose Loan of 2014 GO, 5.00%, 10/15/2021	355	357

Town of Grafton Series A, GO, 5.00%, 4/1/2022	155	159

		20,356

Michigan — 2.1%

Kent Hospital Finance Authority, Spectrum Health System Series 2008C, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.02%, 9/8/2021 (b)	10,055	10,055

L’Anse Creuse Public Schools, School Building and Site GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	17,515	17,515

Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.08%, 12/1/2021 (b)	14,500	14,500

University of Michigan Series B, Rev., VRDO, 0.01%, 9/8/2021 (b)	995	995

		43,065

Minnesota — 0.2%

City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,630	1,630

Minnesota Housing Finance Agency, Residential Housing Finance Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	1,750	1,750

		3,380

Mississippi — 2.9%

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.01%, 9/1/2021 (b)	3,540	3,540

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007C, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,150	1,150

Series 2009E, Rev., VRDO, 0.01%, 9/1/2021 (b)	250	250

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Series 2009F, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,345	2,345

Series 2009G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,525	1,525

Series 2010G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,550	1,550

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,000	1,000

Series 2011 G, Rev., VRDO, 0.01%, 9/1/2021 (b)	16,695	16,695

Series 2011A, Rev., VRDO, 0.01%, 9/1/2021 (b)	16,260	16,260

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	375	375

Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,570	2,570

Series 2010A, Rev., VRDO, 0.02%, 9/8/2021 (b)	13,585	13,585

		60,845

Missouri — 1.7%

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	2,250	2,250

Health and Educational Facilities Authority of the State of Missouri, Ascension Health Senior Credit Group Series C-4, Rev., VRDO, 0.02%, 9/8/2021 (b)	900	900

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	6,105	6,105

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/8/2021 (b)	5,005	5,005

Health and Educational Facilities Authority of The State of Missouri, BJC Health System Series D, Rev., VRDO, 0.02%, 9/8/2021 (b)	775	775

Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014G, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,850	3,850

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series D, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,155	1,155

Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 2/1/2022	2,000	2,041

Nodaway County Industrial Development Authority, Northwest Foundation, Inc. Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	3,235	3,235

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Tender Option Bond Trust Receipts/Certificates

Series 2017-XG0157, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,190	5,190

Series XF0536, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 9/8/2021 (b)	4,950	4,950

		35,456

Nebraska — 0.3%

County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 0.04%, 9/8/2021 (b)	6,800	6,800

Nevada — 1.0%

County of Clark Department of Aviation, Subordinate Lien

Series 2008D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	3,115	3,115

Series 2008D-2A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	450	450

County of Clark, Industrial Development, Southwest Gas Corp. Project Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b)	16,555	16,555

County of Washoe, Limited Tax GO, 5.00%, 12/1/2021	215	218

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	1,000	1,000

		21,338

New Hampshire — 0.0% (d)

Town of Salem GO, 5.00%, 3/15/2022	135	139

New Jersey — 4.1%

Borough of Dumont GO, BAN, 2.00%, 6/2/2022	3,030	3,073

City of Ventnor City GO, BAN, 1.00%, 7/14/2022	19,500	19,645

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	5,000	5,011

County of Cumberland GO, BAN, 2.00%, 10/7/2021	2,680	2,685

Hudson County Improvement Authority, County Guaranteed Pooled Notes

Series 2020C-1A, Rev., GTD, 1.50%, 9/2/2021	9,988	9,988

Series 2021A-1, Rev., GTD, 1.50%, 2/8/2022	200	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Series 2021B-1, Rev., GTD, 1.50%, 4/28/2022	3,080	3,109

Somerset County Improvement Authority, Lease Project Series 2021A, Rev., GTD, 2.00%, 2/25/2022	500	504

Township of Florence Series 2021A, GO, BAN, 1.50%, 1/13/2022	4,803	4,828

Township of South Brunswick Series 2020A, GO, BAN, 2.00%, 9/28/2021	15,468	15,490

Township of South Orange Village GO, BAN, 1.50%, 7/7/2022	9,000	9,106

Township of Woodbridge GO, 2.00%, 10/15/2021	250	251

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	11,790	11,817

		85,708

New Mexico — 0.3%

University of New Mexico (The), Subordinate Lien System

Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	2,785	2,785

Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,375	1,375

Series 2002C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	2,650	2,650

		6,810

New York — 6.8%

Albany Industrial Development Agency Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 9/8/2021 (b)	1,445	1,445

Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	4,000	4,000

City of New York

Series E, Subseries E-4, GO, VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	950	950

Subseries H-6, GO, VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	1,240	1,240

Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	1,075	1,075

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,195	2,195

Metropolitan Transportation Authority

Series 2015 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/1/2021 (b)	4,500	4,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2005 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	6,300	6,300

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	9,410	9,410

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	2,165	2,165

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	3,350	3,350

New York City Health and Hospitals Corp., Health System Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,050	1,050

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	2,800	2,800

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	16,500	16,500

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	125	125

New York City Water and Sewer System, Second General Resolution Subseries CC-2, Rev., VRDO, LIQ: Bank of Montreal, 0.01%, 9/1/2021 (b)	3,300	3,300

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	840	840

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	9,580	9,580

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	2,175	2,175

New York State Dormitory Authority, Blythedale Children’s Hospital Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/8/2021 (b)	1,200	1,200

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,305	1,305

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	1,700	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	6,000	6,041

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,500	2,500

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	3,400	3,400

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	5,000	5,000

Series 2021-YX1167, GO, VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	5,500	5,500

Series 2018-XF2656, Rev., VRDO, 0.05%, 9/8/2021 (b)	800	800

Series 2018-XM0692, Rev., VRDO, 0.05%, 9/8/2021 (b)	1,600	1,600

Series 2021-XF2940, Rev., VRDO, LIQ: UBS AG, 0.05%, 9/8/2021 (b) (c)	2,535	2,535

Series 2021-XG0311, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,430	1,430

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	11,300	11,300

Series 2017-XF2419, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,500	4,500

Series 2020-XF2868, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	1,900	1,900

Series 2020-XF2917, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,475	2,475

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	125	125

Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-1, Rev., VRDO, 0.02%, 9/8/2021 (b)	14,060	14,060

		140,371

North Carolina — 1.5%

City of Charlotte Series F, COP, VRDO, LIQ: Bank of America NA, 0.02%, 9/8/2021 (b)	2,930	2,930

City of Raleigh, Downtown Improvement Projects Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	1,460	1,460

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

County of Johnson, Public Improvement GO, 5.00%, 2/1/2022	105	107

North Carolina Medical Care Commission, Moses Cone Health System

Series 2001B, Rev., VRDO, LIQ: Bank of Montreal, 0.02%, 9/1/2021 (b)	8,955	8,955

Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.02%, 9/8/2021 (b)	1,950	1,950

Series 2004A, Rev., VRDO, 0.02%, 9/8/2021 (b)	950	950

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.05%, 9/8/2021 (b)	10,100	10,100

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,415	3,415

		29,867

North Dakota — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015E, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,190	2,190

Ohio — 0.3%

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,435	2,435

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group Series B-3, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	700	700

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-E-132, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,065	2,065

State of Ohio Series 2015C, GO, 5.00%, 9/1/2021	100	100

State of Ohio, Cleveland Clinic Health System Series 2019D-2, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,690	1,690

		6,990

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	1,370	1,370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — 0.4%

Clackamas County Hospital Facility Authority, Legacy Health System Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	6,800	6,800

State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,300	1,300

		9,100

Pennsylvania — 1.2%

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.12%, 9/8/2021 (b)	5,475	5,475

Pennsylvania Turnpike Commission Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,500	1,500

Philadelphia Gas Works Co., 1998 General Ordinance Series D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,780	1,780

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-43, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 12/1/2021 (b) (c)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2654, Rev., VRDO, 0.06%, 9/8/2021 (b)	4,420	4,420

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	1,875	1,875

Series 2018-XL0061, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,490	4,490

		24,540

Rhode Island — 0.8%

City of Cranston

Series 2021A, GO, 5.00%, 8/15/2022	260	272

Series 1, GO, BAN, 1.00%, 8/23/2022	5,000	5,041

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0631, Rev., VRDO, 0.07%, 9/8/2021 (b)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,050	4,050

		15,398

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.8%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	1,085	1,096

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 10/1/2021 (b) (c)	5,000	5,000

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	8,790	8,790

Town of Lexington Waterworks and Sewer System Combined Rev., RAN, 2.25%, 10/27/2021	2,450	2,458

		17,344

Tennessee — 0.5%

Metropolitan Government Nashville & Davidson County Industrial Development Board, Summit Apartments Project Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	2,125	2,125

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,300	1,300

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,000	2,000

Series 2018-XL0062, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,420	4,420

		9,845

Texas — 7.0%

City of Houston, Combined Utility System, First Lien

Series 2004B-5, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	900	900

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/8/2021 (b)	1,100	1,100

Collin County Housing Finance Corp., Multi-Family Housing Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2021 (b)	12,305	12,305

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 0.02%, 9/8/2021 (b)	4,300	4,300

Harris County Industrial Development Corp Exxon Corp Project Series A, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,700	3,700

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series 2001A-2, Rev., VRDO, 0.01%, 9/1/2021 (b)	5,200	5,200

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2002A, Rev., VRDO, 0.01%, 9/1/2021 (b)	790	790

Series A-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	300	300

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,500	5,500

Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 1/3/2022 (b) (c)	9,000	9,000

State of Texas, Veterans

Series 2011C, GO, VRDO, LIQ: FHLB, 0.03%, 9/8/2021 (b)	10,140	10,140

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	3,435	3,435

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	15,520	15,520

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 9/8/2021 (b)	1,490	1,490

State of Texas, Veterans Housing Assistance Program

Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	18,560	18,560

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	405	405

GO, VRDO, LIQ: FHLB, 0.04%, 9/8/2021 (b)	16,100	16,100

Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.02%, 9/8/2021 (b)	1,200	1,200

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2012 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	13,120	13,120

Series 2017-B, Rev., VRDO, 0.02%, 9/8/2021 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,335	3,335

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	4,000	4,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Texas Transportation Commission State Highway Fund Series 2014-B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	1,000	1,000

		145,240

Utah — 0.6%

County of Utah, IHC Health Services, Inc.

Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	4,855	4,855

Series B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,085	1,085

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	310	310

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	275	275

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	3,000	3,000

		12,950

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Southwestern Vermont Medical Center Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2021 (b)	4,725	4,725

Virginia — 2.4%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/8/2021 (b)	1,030	1,030

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003F, Rev., VRDO, 0.01%, 9/8/2021 (b)	6,000	6,000

Series 2013A, Rev., VRDO, 0.01%, 9/8/2021 (b)	8,975	8,975

Series 2009B, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,865	1,865

Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	4,000	4,000

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0997, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,840	1,840

Series 2020-ZF0998, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,660	1,660

Series 2021-XM0932, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,825	2,825

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	5,335	5,335

Virginia Small Business Financing Authority, Carilion Clinic Obligated Group Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	6,450	6,450

		49,980

Washington — 0.1%

Washington State Housing Finance Commission, Multi-Family, Cambridge Apartments Project Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	1,775	1,775

Washington State Housing Finance Commission, Traditions at South Hill Apartments Project Series 2011A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,040	1,040

		2,815

Wisconsin — 0.8%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,495	4,495

Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	5,000	5,000

Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	8,000	8,000

		17,495

Total Municipal Bonds (Cost $1,442,224)		1,442,247

	SHARES (000)
Variable Rate Demand Preferred Shares — 4.9%

New York — 1.1%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 2, LIQ: Royal Bank of Canada, 0.07%, 9/8/2021 # (c)	6,600	6,600

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — continued

Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	15,000	15,000

		21,600

Other — 3.8%

Nuveen AMT-Free Municipal Credit Income Fund

Series 5, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	20,000	20,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	19,000	19,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.07%, 9/8/2021 # (c)	5,000	5,000

Series 4-4895, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 # (c)	30,000	30,000

Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	5,000	5,000

		79,000

Total Variable Rate Demand Preferred Shares (Cost $100,600)		100,600

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 23.4%

Commercial Paper — 23.4%

Alachua County Health Facilities Authority, Tax Exempt Series 08-A, 0.08%, 10/7/2021	6,240	6,240

Board of Governors of Colorado State University System Series A, 0.09%, 10/29/2021	10,000	10,000

Board of Regents of the University of Texas System

Series A, 0.10%, 10/8/2021	10,000	9,999

Series A, 0.16%, 3/21/2022	3,000	3,000

Series A, 0.15%, 3/29/2022	5,000	5,000

California Statewide Communities Development Authority

Series 9B-3, 0.12%, 1/6/2022	4,000	4,000

Series 9B-2, 0.11%, 1/11/2022	5,000	5,000

Series B-5, 0.11%, 1/11/2022	5,000	5,000

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,000

Series 9B-3, 0.17%, 10/6/2021	5,000	5,000

Series 9B-4, 0.17%, 10/7/2021	2,500	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Series 08-C, 0.09%, 10/13/2021	15,000	15,000

Series 08-B, 0.12%, 11/4/2021	1,500	1,500

Series D, 0.11%, 11/9/2021	3,000	3,000

Series B-5, 0.17%, 12/9/2021	300	300

Series B-6, 0.11%, 2/2/2022	1,000	1,000

Series D, 0.11%, 2/8/2022	7,000	7,000

Series 9B-1, 0.11%, 2/9/2022	11,000	11,000

City and County of San Francisco, LOC: U.S. Bank NA, 0.11%, 11/3/2021	1,190	1,190

City of Dallas, Tax Exempt Series G, 0.07%, 9/23/2021	9,000	9,000

City of Garland Series 2021, 0.08%, 9/15/2021	2,500	2,500

City of Houston, Tax Exempt Series H-2, 0.07%, 10/19/2021	10,000	10,000

City of Jacksonville

Series 92, 0.12%, 9/2/2021	3,000	3,000

Series 94, 0.12%, 9/2/2021	11,200	11,200

City of Philadelphia, Water & Wastewater, Tax Exempt

Series A, 0.08%, 9/2/2021	1,000	1,000

Series B, 0.07%, 10/5/2021	1,000	1,000

City of Rochester Series 08-C, 0.09%, 10/7/2021	8,000	8,000

City of San Antonio, Electric and Gas Systems Series B, 0.07%, 9/27/2021	7,500	7,500

County of Harris Series A-1, 0.09%, 10/13/2021	3,500	3,500

County of Hillsborough Series A, 0.07%, 9/30/2021	14,325	14,325

County of Hillsborough, Tax Exempt

Series A, 0.12%, 9/9/2021	3,800	3,800

Series A, 0.09%, 10/21/2021	3,800	3,800

County of Montgomery Series 10-A, 0.07%, 9/16/2021	7,000	7,000

County of York Series 00B3, 0.07%, 9/1/2021	10,000	10,000

District of Columbia Series 2019, 0.08%, 11/2/2021	25,000	25,000

East Bay Municipal Utility District Series A-1, 0.07%, 9/2/2021	10,000	10,000

East Bay Municipal Utility District, Tax Exempt

Series A-2, 0.06%, 10/1/2021	6,200	6,200

Series A-2, 0.08%, 11/2/2021	6,000	6,000

Health and Educational Facilities Authority of the State of Missouri BJC Health System, Tax Exempt Series 14-C, 0.08%, 10/21/2021	10,000	10,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Indiana Finance Authority, Tax Exempt

Series D-2, 0.06%, 9/16/2021	9,900	9,900

Series D-2, 0.10%, 10/5/2021	5,000	5,000

Jacksonville Health Care Authority, Tax Exempt Series 2016, 0.17%, 1/28/2022	11,000	11,000

King County Housing Authority, Tax Exempt Series A, 0.09%, 10/6/2021	5,375	5,375

Los Angeles County Housing Authority Series D-TE, 0.10%, 9/1/2021	2,000	2,000

Louisville and Jefferson County Metropolitan Sewer District Series A-1, 0.11%, 12/9/2021	7,500	7,500

Lower Colorado River Authority, Tax Exempt Series B, 0.09%, 9/2/2021	1,735	1,735

Maryland Health and Higher Educational Facilities Authority Series B, 0.07%, 9/8/2021	5,790	5,790

Municipal Improvement Corp. of Los Angeles, Tax Exempt

Series A-2, 0.07%, 9/8/2021	10,500	10,500

Series A-1, LOC: BMO Harris Bank NA, 0.08%, 10/7/2021	16,100	16,100

Omaha Public Power District, Tax Exempt Series A, 0.10%, 10/12/2021	9,100	9,100

Regents of the University of Michigan Series B, 0.09%, 11/3/2021	600	600

Salt River Project Agricultural Improvement and Power District Series C, 0.06%, 9/1/2021	18,800	18,800

San Francisco City and County Public Utilities Commission Wastewater

Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	15,000	15,000

Series A-4, 0.07%, 10/14/2021	15,500	15,501

Southwestern Illinois Development Authority, Tax Exempt Series 17-B, 0.08%, 10/7/2021	5,000	5,000

Stafford County & Staunton Industrial Development Authority, Tax Exempt Series 8-A1, 0.07%, 9/2/2021	10,000	10,000

State of California

Series A6, 0.06%, 9/8/2021	5,000	5,000

Series 11A5, LOC: U.S. Bank NA, 0.07%, 9/20/2021	4,969	4,969

Series A-4, LOC: TD Bank NA, 0.09%, 10/19/2021	5,245	5,245

State of California, Tax Exempt

Series A-7, LOC: State Street Bank & Trust, 0.05%, 9/2/2021	23,530	23,530

Series A-7, 0.06%, 10/19/2021	8,000	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Texas Public Finance Authority

Series 2008, 0.09%, 11/3/2021	7,205	7,205

Series 19, 0.09%, 12/15/2021	3,300	3,300

University of Houston Series TE-A, 0.07%, 9/13/2021	188	188

University of Minnesota, Tax Exempt Series 07-C, 0.08%, 10/7/2021	3,800	3,800

University of Washington Series A, 0.12%, 2/8/2022	12,000	11,999

Upper Trinity Regional Water District, Tax Exempt Series A, 0.06%, 9/8/2021	200	200

Total Commercial Paper (Cost $485,892)		485,891

Total Short-Term Investments (Cost $485,892)		485,891

Total Investments — 97.9% (Cost $2,028,716)		2,028,738
Other Assets Less Liabilities — 2.1%		43,203

NET ASSETS — 100.0%		2,071,941

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 4.5%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $128,163. (b)	128,163	128,163

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 5.50% - 8.20%, due 4/6/2028 - 9/1/2028, FNMA Connecticut Avenue Securities, 2.18% - 2.93%, due 11/26/2029 - 11/25/2039 and Sovereign Government Securities, 2.63% - 10.13%, due 7/26/2022 - 9/30/2049, with a value of $10,800.	10,000	10,000

Total Repurchase Agreements (Cost $138,163)		138,163

Municipal Bonds — 1.6%

Alaska — 0.3%

Alaska Housing Finance Corp., State Capital Project Series 2019A, Rev., VRDO, 0.07%, 9/8/2021 (c)	10,000	10,000

Colorado — 0.3%

Colorado Housing and Finance Authority, Single Family Mortgage Series 2021C2, Class I, Rev., VRDO, GNMA COLL, LIQ: FHLB, 0.06%, 9/8/2021 (c)	10,000	10,000

Michigan — 0.3%

Michigan Finance Authority, Federally Taxable Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2021 (c)	9,700	9,700

New York - 0.3%

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2018E, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (c)	8,590	8,590

Texas — 0.4%

Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 9/8/2021 (c)	12,000	12,000

Total Municipal Bonds (Cost $50,290)		50,290

Short-Term Investments — 93.9%

Commercial Paper — 51.4%

Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/2/2021 (d) (e)	30,000	30,004

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Bank of Nova Scotia (The) (Canada) 0.21%, 1/10/2022 (e) (f)	1,350	1,349

Barclays Bank plc (United Kingdom) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

Barton Capital SA (France) 0.13%, 11/3/2021 (e) (f)	46,000	45,990

China Construction Bank Corp. (China) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

Cooperatieve Rabobank UA (Netherlands) 0.05%, 9/1/2021 (f)	140,000	140,000

DBS Bank Ltd. (Singapore) 15.00%, 12/22/2021 (e) (f)	31,000	30,986

DBS Group Holdings Ltd. (Singapore)

0.19%, 9/20/2021 (e) (f)	15,000	14,999

0.20%, 10/18/2021 (e) (f)	80,000	79,985

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.12%, 12/13/2021 (e) (f)	70,000	69,978

Industrial & Commercial Bank of China Ltd. (China) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

KEB Hana Bank (South Korea) 0.14%, 11/23/2021 (e) (f)	1,250	1,250

Kookmin Bank (South Korea) 0.17%, 11/10/2021 (e) (f)	20,000	19,994

Korea Development Bank (South Korea)

0.20%, 9/17/2021 (f)	24,500	24,499

0.20%, 9/21/2021 (f)	30,000	29,999

Landesbank Baden-Wurttemberg (Germany) 0.07%, 9/1/2021 (f)	50,000	50,000

LMA-Americas LLC 0.21%, 10/1/2021 (e) (f)	1,465	1,465

Macquarie Bank Ltd. (Australia) 0.18%, 11/19/2021 (e) (f)	6,000	5,998

Manhattan Asset Funding Co. LLC 0.20%, 10/21/2021 (e) (f)	53,524	53,516

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.12%, 12/10/2021 (e) (f)	9,000	8,997

Mizuho Bank Ltd. (Japan)

0.20%, 10/28/2021 (e) (f)	50,000	49,990

0.20%, 11/10/2021 (e) (f)	12,000	11,997

National Australia Bank Ltd. (Australia) (US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (d) (e)	32,000	32,009

Natixis SA (France)

0.22%, 12/10/2021 (f)	50,000	49,985

0.22%, 12/17/2021 (f)	25,000	24,992

Royal Bank of Canada (Canada) 0.21%, 6/22/2022 (f)	35,000	34,940

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Skandinaviska Enskilda Banken AB (Sweden)

0.20%, 10/19/2021 (e) (f)	50,000	49,995

0.19%, 11/3/2021 (e) (f)	15,000	14,998

Standard Chartered Bank (United Kingdom) 0.20%, 9/15/2021 (e) (f)	50,000	49,998

Svenska Handelsbanken AB (Sweden) 0.21%, 12/23/2021 (e) (f)	23,000	22,993

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.10%), 0.19%, 9/1/2021 (d) (e)	82,000	82,000

(US Federal Funds Effective Rate (continuous series) + 0.10%), 0.19%, 9/1/2021 (d) (e)	45,000	45,000

United Overseas Bank Ltd. (Singapore)

0.23%, 5/5/2022 (e) (f)	35,000	34,963

0.23%, 5/10/2022 (e) (f)	18,000	17,981

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/11/2021 (d) (e)	25,000	25,004

Total Commercial Paper (Cost $1,575,737)		1,575,854

Time Deposits — 22.5%

BNP Paribas SA 0.06%, 9/1/2021	140,000	140,000

Credit Agricole Corporate and Investment Bank 0.05%, 9/1/2021	140,000	140,000

Erste Group Bank AG 0.07%, 9/1/2021	141,000	141,000

First Abu Dhabi Bank PJSC 0.06%, 9/1/2021	73,000	73,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	80,000	80,000

Royal Bank of Canada 0.05%, 9/1/2021	40,000	40,000

Skandinaviska Enskilda Banken AB 0.05%, 9/1/2021	77,000	77,000

Total Time Deposits (Cost $691,000)		691,000

Certificates of Deposit — 20.0%

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.14%), 0.19%, 9/1/2021 (d)	41,000	41,000

(SOFR + 0.14%), 0.19%, 9/1/2021 (d)	35,000	35,000

0.20%, 1/7/2022	40,850	40,865

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.14%), 0.19%, 9/1/2021 (d)	50,000	50,001

0.24%, 4/6/2022	42,000	42,019

Landesbank Baden-Wurttemberg (Germany) 0.10%, 9/2/2021	82,750	82,750

MUFG Bank Ltd. (Japan) 0.19%, 10/7/2021	40,000	40,005

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.13%, 12/14/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/11/2021 (d)	65,000	65,010

Shinhan Bank (South Korea) 0.47%, 11/3/2021	4,106	4,109

Sumitomo Mitsui Banking Corp. (Japan) 0.16%, 1/3/2022	12,000	12,001

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.21%, 9/16/2021	40,000	40,002

Svenska Handelsbanken AB (Sweden) 0.20%, 6/21/2022	100,000	100,011

Woori Bank (South Korea)

0.12%, 10/1/2021 (e)	20,000	19,999

0.19%, 11/15/2021 (e)	14,000	14,002

0.16%, 1/4/2022 (e)	20,000	20,000

Total Certificates of Deposit (Cost $612,708)		612,774

Total Short-Term Investments (Cost $2,879,445)		2,879,628

Total Investments — 100.0% (Cost $3,067,898)		3,068,081
Liabilities in Excess of Other Assets — 0.0% (g)		(53)

NET ASSETS — 100.0%		3,068,028

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

(b)	Agency Joint Trading Account II — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Securities Lending Money Market Fund	$128,163	$128,163	$130,730

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Securities Lending Money Market Fund
Bofa Securities, Inc.	0.05%	$94,342
Citibank NA	0.06%	16,020
Citigroup Global Markets Holdings, Inc.	0.06%	17,801

Total		$128,163

At August 31, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.50%	2/1/2026 - 1/1/2050
FNMA	2.00% - 6.10%	11/1/2022 - 9/1/2051
GNMA	2.35% - 3.00%	11/15/2042 - 3/15/2048
U.S. Treasury Securities	0.00% - 3.13%	2/15/2027 - 5/15/2051

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(f)	The rate shown is the effective yield as of August 31, 2021.
(g)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 11.8%

Barclays Capital, Inc., 0.24%, dated 8/31/2021, due 10/5/2021, repurchase price $30,007, collateralized by Collateralized Mortgage Obligations, 1.70% -3.58%, due 6/15/2038 - 1/25/2060, with a value of $32,400.	30,000	30,000

Barclays Capital, Inc., 0.25%, dated 8/31/2021, due 10/5/2021, repurchase price $25,006, collateralized by Collateralized Mortgage Obligations, 2.49% -3.15%, due 5/15/2048 - 7/17/2054, with a value of $27,000.	25,000	25,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $30,000, collateralized by Corporate Notes and Bonds, 0.55% - 9.50%, due 9/19/2022 - 2/15/2041, with a value of $32,274.	30,000	30,000

BMO Capital Markets Corp., 0.19%, dated 8/31/2021, due 9/7/2021, repurchase price $50,002, collateralized by Corporate Notes and Bonds, 3.63% - 11.13%, due 4/1/2023 - 1/1/2999, with a value of $53,817.	50,000	50,000

BMO Capital Markets Corp., 0.22%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.75% - 15.50%, due 6/29/2022 - 1/1/2999 and FHLMC, 2.54%, due 7/25/2026, with a value of $27,023.	25,000	25,000

BNP Paribas SA, 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $65,003, collateralized by Asset-Backed Securities, 0.83% - 7.04%, due 10/1/2023 -2/25/2034, with a value of $71,508.	65,000	65,000

Bofa Securities, Inc., 0.33%, dated 8/31/2021, due 10/5/2021, repurchase price $35,011, collateralized by Asset-Backed Securities, 0.51% - 1.42%, due 12/22/2036 -7/1/2047, with a value of $37,100.	35,000	35,000

Bofa Securities, Inc., 0.48%, dated 8/31/2021, due 10/5/2021, repurchase price $100,047, collateralized by Sovereign Government Securities, 4.50% - 6.85%, due 1/18/2024 - 2/21/2047, with a value of $108,000.	100,000	100,000

Credit Suisse Securities USA LLC, 0.44%, dated 8/31/2021, due 10/5/2021, repurchase price $50,021, collateralized by Asset-Backed Securities, 3.67% - 20.01%, due 8/15/2027 - 8/22/2039, with a value of $55,061.	50,000	50,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 10/8/2021, repurchase price $5,001, collateralized by Corporate Notes and Bonds, 0.88% - 7.00%, due 7/30/2023 - 9/1/2041, with a value of $5,297.	5,000	5,000

Societe Generale SA, 0.14%, dated 8/31/2021, due 9/1/2021, repurchase price $33,000, collateralized by Asset-Backed Securities, 3.45% - 5.88%, due 10/11/2027 - 5/15/2034, Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.20% - 7.63%, due 12/1/2021 -8/16/2077, FNMA Connecticut Avenue Securities, 2.03%, due 10/25/2049, Sovereign Government Securities, 1.40% -6.75%, due 2/7/2022 - 2/9/2026 and U.S. Treasury Securities, 2.63% - 2.88%, due 9/30/2023 - 12/31/2023, with a value of $34,681.	33,000	33,000

Societe Generale SA, 0.21%, dated 8/31/2021, due 9/1/2021, repurchase price $95,001, collateralized by Asset-Backed Securities, 0.30% - 6.64%, due 1/2/2024 - 11/25/2046, Collateralized Mortgage Obligations, 0.54% - 5.40%, due 5/25/2035 - 5/25/2060, Corporate Notes and Bonds, 3.25% - 9.75%, due 11/10/2021 - 6/4/2081, FNMA Connecticut Avenue Securities, 0.73% - 2.93%, due 11/26/2029 - 9/26/2039 and Sovereign Government Securities, 2.63% - 11.88%, due 7/26/2022 - 1/1/2999, with a value of $102,568.	95,000	95,000

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $70,000, collateralized by Asset-Backed Securities, 0.48% - 1.73%, due 9/25/2035 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 4.52%, due 7/25/2036 - 4/15/2050, Corporate Notes and Bonds, 0.25% - 9.75%, due 2/22/2022 - 3/1/2031, FNMA Connecticut Avenue Securities, 2.03% - 2.43%, due 1/27/2031 -10/25/2049 and Sovereign Government Securities, 4.00% - 11.88%, due 7/26/2022 - 1/1/2999, with a value of $75,596.	70,000	70,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.26%, dated 8/31/2021, due 12/1/2021, repurchase price $75,050, collateralized by Asset-Backed Securities, 0.43% - 1.73%, due 9/25/2035 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 6.32%, due 7/25/2036 - 5/25/2060, Corporate Notes and Bonds, 1.57% - 9.00%, due 8/15/2022 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.13% - 2.88%, due 2/25/2030 - 11/25/2048 and Sovereign Government Securities, 2.63% - 10.13%, due 1/5/2023 - 1/1/2999, with a value of $81,030.	75,000	75,000

TD Securities (USA) LLC, 0.14%, dated 8/31/2021, due 9/7/2021, repurchase price $100,003, collateralized by Asset-Backed Securities, 2.04% - 2.44%, due 9/15/2026 - 8/15/2031 and Municipal Debt Securities, 2.97% - 7.62%, due 12/1/2034 - 6/15/2043, with a value of $105,780.	100,000	100,000

Wells Fargo Securities LLC, 0.22%, dated 8/31/2021, due 9/2/2021, repurchase price $46,001, collateralized by Sovereign Government Securities, 0.25% - 9.50%, due 10/19/2023 - 5/21/2048, with a value of $48,318.	46,000	46,000

Wells Fargo Securities LLC, 0.32%, dated 8/31/2021, due 9/14/2021, repurchase price $50,006, collateralized by Sovereign Government Securities, 2.50% - 6.15%, due 1/15/2030 - 10/6/2070, with a value of $52,545.	50,000	50,000

Total Repurchase Agreements (Cost $884,000)		884,000

Corporate Notes — 1.1%

Banks — 1.1%

Barclays Bank plc (United Kingdom) (OBFR + 0.10%), 0.17%, 9/1/2021 (b) (c) (Cost $85,000)	85,000	85,000

Short-Term Investments — 86.9%

Certificates of Deposit — 33.2%

Bank of Montreal (Canada) (SOFR + 0.15%), 0.20%, 9/1/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 9/16/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/7/2021 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	125,000	125,000

0.23%, 5/11/2022	50,000	50,000

0.21%, 6/22/2022	21,000	21,000

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021 (b)	18,000	18,000

0.24%, 2/1/2022	50,000	50,000

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	25,000	25,000

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	80,000	80,000

(ICE LIBOR USD 3 Month + 0.05%), 0.20%, 9/30/2021 (b)	64,000	64,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,000

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/30/2021 (b)	50,000	50,000

0.22%, 7/5/2022 (d)	50,000	49,906

Credit Industriel et Commercial (France)

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/17/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/5/2021 (b)	25,000	25,000

0.24%, 10/12/2021 (d)	70,000	69,981

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/25/2021 (b)	26,000	26,000

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	23,000	23,000

0.22%, 3/7/2022 (d)	50,000	49,943

Credit Suisse AG (Switzerland) 0.35%, 12/2/2021	30,000	30,000

Erste Group Bank AG (Austria) 0.10%, 9/20/2021	100,000	100,000

ING Bank NV

0.20%, 9/24/2021	15,000	15,000

0.25%, 10/8/2021	30,000	30,000

Korea Development Bank (South Korea) 0.26%, 4/20/2022	10,000	10,000

Landesbank Baden-Wurttemberg (Germany) 0.09%, 9/7/2021	250,000	250,000

Landesbank Hessen-Thueringen Girozentrale (Germany) 0.09%, 9/8/2021	100,000	100,000

Mizuho Bank Ltd. (Japan) 0.16%, 1/7/2022	15,000	15,000

MUFG Bank Ltd. (Japan) 0.15%, 1/14/2022	20,000	20,000

National Australia Bank Ltd. (Australia)

0.23%, 1/24/2022 (d)	25,000	24,977

0.23%, 1/26/2022 (d)	50,000	49,953

0.23%, 1/27/2022 (d)	50,000	49,953

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Natixis SA (France) (SOFR + 0.13%), 0.18%, 9/1/2021 (b)	50,000	50,000

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/1/2021 (b)	25,000	25,000

0.30%, 9/2/2021	50,000	50,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/10/2021 (b)	25,000	25,000

0.23%, 10/7/2021	30,000	30,000

(ICE LIBOR USD 3 Month + 0.03%), 0.15%, 11/12/2021 (b)	25,000	25,000

0.21%, 2/11/2022	25,000	25,000

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b)	29,000	29,000

0.20%, 6/29/2022	25,000	25,000

Skandinaviska Enskilda Banken AB (Sweden) 0.18%, 9/9/2021	25,000	25,000

Standard Chartered Bank (United Kingdom) 0.20%, 10/26/2021	50,000	50,000

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.02%), 0.17%, 9/29/2021 (b)	50,000	50,000

0.12%, 11/4/2021	50,000	50,000

0.11%, 11/16/2021	25,000	25,000

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.18%, 1/13/2022 (d)	100,000	99,933

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	50,000	50,000

0.20%, 6/28/2022	25,000	25,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	25,000	25,000

Series 01, (BSBY3M + 0.05%), 0.14%, 9/9/2021 (b)	15,000	15,000

0.26%, 4/21/2022 (d)	25,000	24,958

0.27%, 4/27/2022 (d)	25,000	24,956

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,000

Total Certificates of Deposit (Cost $2,492,560)		2,492,560

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 29.5%

Albion Capital Corp. SA (Luxembourg) 0.13%, 10/27/2021 (d)	10,000	9,998

Antalis SA (France)

0.23%, 9/3/2021 (c) (d)	31,300	31,300

0.16%, 12/1/2021 (c) (d)	15,000	14,994

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	50,000	50,000

0.21%, 6/22/2022 (c) (d)	20,000	19,966

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/27/2021 (b) (c)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 11/22/2021 (b) (c)	25,000	25,000

BNG Bank NV (Netherlands) 0.08%, 9/1/2021 (c) (d)	50,000	50,000

BNP Paribas SA (France)

0.18%, 3/22/2022 (d)	16,000	15,984

0.18%, 4/7/2022 (d)	50,000	49,945

BNZ International Funding Ltd. (New Zealand) 0.19%, 10/15/2021 (d)	50,000	49,988

BPCE SA (France) 0.23%, 12/13/2021 (c) (d)	25,000	24,984

Caisse d’Amortissement de la Dette Sociale (France) 0.16%, 1/27/2022 (c) (d)	35,200	35,178

Cooperatieve Rabobank UA (Netherlands) 0.12%, 10/1/2021 (d)	100,000	99,990

DBS Group Holdings Ltd. (Singapore)

0.19%, 9/20/2021 (c) (d)	31,000	30,997

0.20%, 10/18/2021 (c) (d)	50,000	49,987

Dexia Credit Local SA (France) 0.12%, 10/14/2021 (c) (d)	50,000	49,993

DNB Bank ASA (Norway) 0.09%, 9/2/2021 (c) (d)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/14/2021 (b) (c)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b) (c)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	71,000	71,000

Federation des caisses Desjardins du Quebec (The) (Canada) 0.08%, 9/13/2021 (c) (d)	25,000	24,999

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.18%, 12/2/2021 (c) (d)	68,000	67,969

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

FMS Wertmanagement (Germany) 0.11%, 10/28/2021 (c) (d)	50,000	49,991

ING US Funding LLC (Netherlands)

0.17%, 9/29/2021 (c) (d)	25,000	24,997

0.22%, 10/12/2021 (c) (d)	30,000	29,992

Macquarie Bank Ltd. (Australia)

0.12%, 10/7/2021 (c) (d)	29,200	29,196

0.12%, 10/27/2021 (c) (d)	30,000	29,994

0.12%, 11/15/2021 (c) (d)	50,000	49,988

Mizuho Bank Ltd. (Japan) 0.19%, 11/15/2021 (c) (d)	15,000	14,994

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 9/1/2021 (b) (c)	25,000	25,000

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.09%), 0.19%, 9/8/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/3/2021 (b) (c)	14,000	14,000

0.23%, 3/31/2022 (c) (d)	30,000	29,960

Nationwide Building Society (United Kingdom) 0.08%, 9/16/2021 (c) (d)	50,000	49,998

Nieuw Amsterdam Receivables Corp. 0.11%, 11/8/2021 (c) (d)	100,000	99,979

NRW Bank (Germany) 0.08%, 11/2/2021 (c) (d)	75,000	74,990

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/2/2021 (b)	25,000	25,000

0.23%, 5/5/2022 (d)	50,000	49,921

0.21%, 6/22/2022 (d)	20,000	19,966

Skandinaviska Enskilda Banken AB (Sweden) 0.20%, 6/27/2022 (c) (d)	100,000	99,834

Societe Generale SA (France) 0.19%, 10/13/2021 (c) (d)	25,000	24,995

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b) (c)	11,000	11,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/10/2021 (b) (c)	50,000	50,000

0.20%, 7/8/2022 (c) (d)	25,000	24,957

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

TotalEnergies Capital Canada Ltd. (France) 0.14%, 2/3/2022 (c) (d)	25,000	24,985

Toyota Motor Finance Netherlands BV (Japan) 0.15%, 11/29/2021 (d)	19,000	18,993

UBS AG (Switzerland) (SOFR + 0.17%), 0.22%, 9/1/2021 (b) (c)	25,000	25,000

0.24%, 3/29/2022 (c) (d)	50,000	49,930

0.24%, 3/30/2022 (c) (d)	50,000	49,930

United Overseas Bank Ltd. (Singapore) 0.23%, 5/10/2022 (c) (d)	25,000	24,960

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	14,000	14,000

0.20%, 7/1/2022 (c) (d)	20,000	19,966

Total Commercial Paper (Cost $2,215,788)		2,215,788

Time Deposits — 24.2%

Agricultural Bank of China Ltd. 0.10%, 9/7/2021	370,000	370,000

Australia & New Zealand Banking Group Ltd. 0.08%, 9/1/2021	205,000	205,000

Credit Agricole Corporate and Investment Bank

0.05%, 9/1/2021	90,956	90,956

0.10%, 9/1/2021	150,000	150,000

0.10%, 9/3/2021	75,000	75,000

Erste Group Bank AG 0.07%, 9/1/2021	100,000	100,000

First Abu Dhabi Bank PJSC 0.06%, 9/1/2021	215,000	215,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	342,000	342,000

Royal Bank of Canada 0.05%, 9/1/2021	150,000	150,000

Skandinaviska Enskilda Banken AB 0.05%, 9/1/2021	125,000	125,000

Total Time Deposits (Cost $1,822,956)		1,822,956

Total Short-Term Investments (Cost $6,531,304)		6,531,304

Total Investments — 99.8% (Cost $7,500,304) *		7,500,304
Other Assets Less Liabilities — 0.2%		14,796

NET ASSETS — 100.0%		7,515,100

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 50.2%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,650,004 (b)	2,650,000	2,650,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $652,332 (c)	652,331	652,331

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $86,009 (d)	86,009	86,009

Bank of America NA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $750,001, collateralized by GNMA, 2.50%, due 7/20/2050, with a value of $765,000.	750,000	750,000

Bank of Montreal, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $515,001, collateralized by FFCB, 3.62%, due 10/24/2030, FHLMC, 1.50% - 4.50%, due 12/1/2021 - 9/1/2051, FNMA, 2.00% - 3.50%, due 8/1/2036 - 11/1/2049 and GNMA, 0.30% - 3.50%, due 2/20/2051 - 3/15/2057, with a value of $525,696.	515,000	515,000

Bank of Montreal, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $400,005, collateralized by FHLMC, 1.50% - 6.50%, due 9/15/2031 - 8/1/2051, FNMA, 1.79% - 4.50%, due 10/1/2027 - 9/1/2051 and GNMA, 0.30% - 5.00%, due 4/20/2036 - 7/20/2051, with a value of $408,686.	400,000	400,000

Bank of Montreal, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $300,004, collateralized by FHLMC, 2.00%, due 4/1/2051 - 8/1/2051 and GNMA, 0.30%, due 4/20/2051, with a value of $306,446.	300,000	300,000

Bank of Montreal, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $600,008, collateralized by FHLMC, 0.40% - 6.50%, due 5/15/2025 - 5/15/2049, FNMA, 1.25% - 6.00%, due 8/25/2024 - 9/1/2051, GNMA, 0.30% - 5.50%, due 5/20/2029 - 1/20/2067 and U.S. Treasury Securities, 0.00%, due 11/23/2021 - 2/15/2046, with a value of $613,447.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bank of Nova Scotia (The), 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $500,001, collateralized by FHLMC, 2.00% - 6.00%, due 4/1/2029 - 10/1/2050, FNMA, 3.00% - 6.50%, due 6/1/2025 - 12/1/2050 and U.S. Treasury Securities, 1.00% - 1.25%, due 5/31/2028 - 7/31/2028, with a value of $510,000.	500,000	500,000

BMO Capital Markets Corp., 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $500,007, collateralized by FFCB, 0.13% - 3.07%, due 7/13/2022 - 11/28/2033, FHLMC, 0.00% - 7.25%, due 5/15/2024 - 7/25/2051, FNMA, 0.50% - 6.50%, due 6/17/2025 - 6/25/2051, GNMA, 0.40% - 6.10%, due 7/15/2035 - 7/20/2071 and U.S. Treasury Securities, 0.00% - 7.13%, due 9/9/2021 - 8/15/2051, with a value of $512,559.	500,000	500,000

BNP Paribas SA, 0.04%, dated 8/31/2021, due 9/1/2021, repurchase price $1,500,002, collateralized by FFCB, 1.95% - 3.65%, due 4/22/2039 - 8/13/2040, FHLMC, 0.00% - 6.50%, due 12/11/2025 - 7/1/2051, FNMA, 0.00% - 6.50%, due 10/5/2022 - 2/1/2057, GNMA, 0.72% - 6.50%, due 3/15/2026 - 5/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2021 - 5/15/2049, with a value of $1,530,513.	1,500,000	1,500,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $1,000,002, collateralized by FHLMC, 3.00%, due 5/15/2045, FNMA, 2.00% - 6.00%, due 8/1/2033 - 11/1/2050, GNMA, 1.63% - 5.00%, due 5/20/2026 - 6/20/2050 and U.S. Treasury Securities, 0.00% - 3.00%, due 10/21/2021 - 5/15/2049, with a value of $1,020,335.	1,000,000	1,000,000

BNP Paribas SA, 0.05%, dated 8/31/2021, due 9/3/2021, repurchase price $1,750,007, collateralized by FHLMC, 1.89% - 4.50%, due 3/1/2049 - 7/1/2051, FNMA, 2.00% - 5.50%, due 8/1/2032 - 8/1/2051, GNMA, 0.39% - 4.00%, due 11/20/2034 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 10/15/2021 - 11/15/2049, with a value of $1,785,200.	1,750,000	1,750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.05%, dated 8/31/2021, due 9/7/2021, repurchase price $1,500,015, collateralized by FHLMC, 2.50% - 4.50%, due 3/1/2041 - 8/1/2051, FNMA, 1.61% - 5.50%, due 1/1/2027 - 4/1/2051, GNMA, 2.00% - 4.00%, due 10/20/2035 - 6/20/2050 and U.S. Treasury Securities, 0.00% - 3.88%, due 11/30/2021 - 2/15/2051, with a value of $1,530,474.	1,500,000	1,500,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,000,012, collateralized by FFCB, 2.99% - 3.46%, due 7/18/2034 - 3/9/2038, FHLB, 3.75% - 5.37%, due 9/9/2024 - 2/14/2034, FHLMC, 0.00% - 5.50%, due 11/15/2025 - 3/1/2051, FNMA, 0.00% - 8.00%, due 2/1/2023 - 5/1/2051, GNMA, 0.72% - 7.00%, due 7/15/2024 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 3.00%, due 9/23/2021 - 5/15/2049, with a value of $1,021,172.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,000,012, collateralized by FFCB, 1.95% - 4.16%, due 10/25/2033 - 8/13/2040, FHLMC, 0.00% - 8.00%, due 3/1/2027 - 8/1/2051, FNMA, 0.00% - 8.00%, due 5/15/2022 - 7/25/2051, GNMA, 1.50% - 5.00%, due 7/20/2024 - 11/20/2067 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/28/2021 - 5/15/2049, with a value of $1,020,605.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,500,018, collateralized by FHLMC, 1.84% - 3.50%, due 9/1/2041 - 8/1/2051, FNMA, 1.50% - 6.00%, due 4/1/2035 - 7/1/2051, GNMA, 1.63% - 4.00%, due 8/20/2041 - 6/20/2049 and U.S. Treasury Securities, 0.00% - 6.25%, due 1/31/2022 - 2/15/2051, with a value of $1,530,469.	1,500,000	1,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $3,000,035, collateralized by FFCB, 1.95% - 3.46%, due 7/18/2034 - 8/13/2040, FHLB, 3.75% - 4.20%, due 12/24/2030 - 1/24/2039, FHLMC, 0.00% - 5.50%, due 11/15/2025 - 8/1/2051, FNMA, 0.00% - 6.50%, due 9/1/2022 - 3/1/2052, GNMA, 0.54% - 5.00%, due 10/15/2026 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2021 - 8/15/2051, with a value of $3,060,675.	3,000,000	3,000,000

BNP Paribas SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $2,000,027, collateralized by FHLMC, 0.00% - 5.50%, due 11/15/2025 - 6/1/2051, FNMA, 2.00% - 5.50%, due 3/1/2033 - 3/1/2052, GNMA, 0.39% - 5.00%, due 11/20/2034 - 5/20/2051 and U.S. Treasury Securities, 0.00% - 6.88%, due 10/7/2021 - 2/15/2050, with a value of $2,040,829.	2,000,000	2,000,000

BNP Paribas SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $2,750,037, collateralized by FFCB, 2.83% - 3.65%, due 12/19/2036 - 4/22/2039, FHLB, 3.38%, due 3/12/2038, FHLMC, 0.00% - 7.00%, due 11/15/2025 - 9/1/2050, FNMA, 0.00% - 6.50%, due 6/1/2023 - 8/1/2051, GNMA, 0.80% - 6.50%, due 5/20/2033 - 3/20/2051 and U.S. Treasury Securities, 0.00% - 7.50%, due 9/15/2021 - 11/15/2050, with a value of $2,806,148.	2,750,000	2,750,000

BNP Paribas SA, 0.13%, dated 8/31/2021, due 11/18/2021, repurchase price $1,300,371, collateralized by FHLMC, 2.50%, due 12/1/2050, FNMA, 1.50% - 5.00%, due 12/1/2032 - 1/1/2051, GNMA, 1.63% - 4.50%, due 6/20/2041 - 9/20/2049 and U.S. Treasury Securities, 0.00% - 6.38%, due 9/16/2021 - 5/15/2048, with a value of $1,327,744.	1,300,000	1,300,000

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $295,000, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2022 - 11/15/2049, with a value of $300,901.	295,000	295,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $400,001, collateralized by FHLMC, 2.07% - 4.50%, due 10/1/2038 - 1/1/2050, FNMA, 2.00% - 5.50%, due 10/1/2027 - 6/1/2051 and GNMA, 2.50% - 4.70%, due 12/20/2050 - 3/20/2065, with a value of $408,001.	400,000	400,000

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/7/2021, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2022 - 8/15/2050, with a value of $510,023.	500,000	500,000

Citigroup Global Markets Holdings, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.38% - 6.00%, due 11/15/2025 - 2/28/2026, with a value of $255,000.	250,000	250,000

Daiwa Capital Markets America, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,004, collateralized by FFCB, 0.10%, due 11/23/2022, FHLMC, 1.00% - 5.50%, due 7/1/2024 - 8/1/2051, FNMA, 1.74% - 6.50%, due 3/1/2022 - 8/1/2051, GNMA, 1.50% - 5.60%, due 10/15/2032 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 7.63%, due 9/16/2021 - 8/15/2051, with a value of $3,060,004.	3,000,000	3,000,000

Deutsche Bank Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 1.13%, due 8/31/2028, with a value of $255,000.	250,000	250,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,004, collateralized by U.S. Treasury Securities, 0.25% - 3.13%, due 5/15/2024 - 5/15/2046, with a value of $3,000,004.	3,000,000	3,000,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.25% - 2.50%, due 8/15/2027 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.25% - 2.50%, due 2/15/2027 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 12/31/2022 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.75%, due 8/15/2022 - 5/15/2029, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.00% - 2.50%, due 11/15/2026 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.00% - 2.50%, due 11/15/2026 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Fixed Income Clearing Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,000,003, collateralized by U.S. Treasury Securities, 0.38% - 2.25%, due 4/15/2024 - 5/15/2041, with a value of $2,040,000.	2,000,000	2,000,000

Fixed Income Clearing Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $5,000,007, collateralized by U.S. Treasury Securities, 0.13% - 0.38%, due 1/15/2023 - 1/15/2030, with a value of $5,100,000.	5,000,000	5,000,000

Goldman Sachs & Co. LLC, 0.06%, dated 8/31/2021, due 9/2/2021, repurchase price $4,000,012, collateralized by FHLMC, 1.50% - 6.00%, due 11/15/2028 - 8/25/2051, FNMA, 0.48% - 6.50%, due 11/25/2028 - 8/25/2051 and GNMA, 1.55% - 8.50%, due 12/15/2021 - 6/15/2061, with a value of $4,080,000.	4,000,000	4,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 9/20/2021, repurchase price $600,023, collateralized by FHLMC, 1.50% - 7.00%, due 9/1/2029 - 5/1/2051 and FNMA, 1.50% - 5.00%, due 8/1/2028 - 1/1/2057, with a value of $612,113.	600,000	600,000

ING Financial Markets LLC, 0.06%, dated 8/31/2021, due 9/27/2021, repurchase price $500,023, collateralized by FNMA, 1.50% - 4.50%, due 8/1/2034 - 1/1/2057, with a value of $510,027.	500,000	500,000

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 10/19/2021, repurchase price $300,029, collateralized by FHLMC, 1.99% - 5.50%, due 11/1/2029 - 5/1/2051 and FNMA, 1.50% - 5.50%, due 8/1/2028 - 9/1/2057, with a value of $306,057.	300,000	300,000

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 10/19/2021, repurchase price $350,033, collateralized by FHLMC, 1.50% - 7.50%, due 9/1/2029 - 5/1/2051 and FNMA, 1.50% - 4.50%, due 6/1/2042 - 5/1/2058, with a value of $357,066.	350,000	350,000

Metropolitan Life Insurance Co., 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2027 - 11/15/2050, with a value of $1,020,002.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,400,016, collateralized by GNMA, 2.00% - 5.00%, due 8/15/2038 - 5/20/2051, with a value of $1,425,038.	1,400,000	1,400,000

Natixis SA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $600,001, collateralized by FHLMC, 2.00% - 3.00%, due 10/1/2049 - 3/1/2051, FNMA, 0.00% - 5.50%, due 5/25/2041 - 9/25/2051, GNMA, 2.50% - 3.00%, due 6/20/2051 and U.S. Treasury Securities, 0.00% - 3.88%, due 10/7/2021 - 2/15/2051, with a value of $612,433.	600,000	600,000

Natixis SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 9/9/2021 - 2/15/2051, with a value of $510,183.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $1,300,002, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2021 - 8/15/2047, with a value of $1,326,002.	1,300,000	1,300,000

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $4,500,006, collateralized by FFCB, 0.14% - 1.85%, due 4/8/2022 - 8/5/2022, FHLB, 0.13% - 5.50%, due 10/21/2022 - 11/2/2040, FHLMC, 0.00% - 6.75%, due 7/25/2022 - 4/1/2051, FNMA, 0.50% - 7.25%, due 1/19/2023 - 3/1/2056, GNMA, 2.50% - 4.50%, due 11/15/2041 - 8/20/2051, Tennessee Valley Authority, 4.25% - 7.13%, due 5/1/2030 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.88%, due 9/9/2021 - 8/15/2051, with a value of $4,590,007.	4,500,000	4,500,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/13/2021, repurchase price $300,007, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $305,782.	300,000	300,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/14/2021, repurchase price $700,016, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $713,492.	700,000	700,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/17/2021, repurchase price $500,014, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,637.	500,000	500,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 10/15/2021, repurchase price $500,038, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,637.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

RBC Capital Markets LLC, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,200,003, collateralized by FFCB, 1.20%, due 3/1/2029, FHLB, 1.65%, due 7/30/2035, FHLMC, 0.28% - 8.50%, due 11/15/2021 - 1/25/2046, FNMA, 1.92% - 8.50%, due 9/25/2021 - 1/25/2051, GNMA, 0.62% - 7.50%, due 8/20/2022 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 7.63%, due 9/15/2021 - 8/15/2051, with a value of $2,263,017.	2,200,000	2,200,000

Royal Bank of Canada, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,450,003, collateralized by FHLMC, 2.00% - 6.50%, due 12/15/2023 - 6/25/2051 and U.S. Treasury Securities, 0.13% - 4.63%, due 1/15/2022 - 5/15/2048, with a value of $2,499,013.	2,450,000	2,450,000

Royal Bank of Canada, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $800,009, collateralized by FNMA, 5.00%, due 10/25/2041, GNMA, 1.00%, due 7/20/2051 and U.S. Treasury Securities, 0.13% - 6.00%, due 10/15/2022 - 11/15/2044, with a value of $816,157.	800,000	800,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $500,001, collateralized by FHLMC, 2.00% - 4.50%, due 1/1/2042 - 7/1/2051, FNMA, 0.78% - 4.00%, due 5/25/2023 - 8/1/2051, GNMA, 0.23% - 4.50%, due 12/16/2027 - 6/20/2051 and U.S. Treasury Securities, 0.00% - 3.63%, due 9/9/2021 - 8/15/2049, with a value of $510,076.	500,000	500,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/13/2021, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/9/2021 - 11/15/2050, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $400,001, collateralized by U.S. Treasury Securities, 0.75% - 3.00%, due 12/31/2024 - 11/15/2045, with a value of $408,001.	400,000	400,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,005, collateralized by GNMA, 2.00% - 5.00%, due 7/20/2040 - 5/20/2051, with a value of $3,060,005.	3,000,000	3,000,000

Total Repurchase Agreements (Cost $123,848,340)		123,848,340

U.S. Government Agency Securities - 10.8%

Federal Farm Credit System

DN, 0.01%, 9/1/2021 (e)	3,961	3,961

(Federal Reserve Bank Prime Loan Rate US - 3.19%), 0.06%, 9/1/2021 (f)	250,000	250,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	485,000	485,000

(SOFR + 0.08%), 0.13%, 9/1/2021 (f)	200,000	200,000

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.14%, 9/1/2021 (f)	200,000	199,989

(SOFR + 0.09%), 0.14%, 9/1/2021 (f)	275,000	275,000

(US Federal Funds Effective Rate (continuous series) + 0.06%), 0.14%, 9/1/2021 (f)	475,000	475,000

(Federal Reserve Bank Prime Loan Rate US - 3.08%), 0.17%, 9/1/2021 (f)	250,000	250,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	1,500,000	1,500,000

DN, 0.07%, 9/8/2021 (e)	35,000	34,999

DN, 0.13%, 9/9/2021 (e)	25,000	24,999

DN, 0.13%, 9/14/2021 (e)	199,000	198,991

DN, 0.13%, 9/28/2021 (e)	35,000	34,997

DN, 0.12%, 10/13/2021 (e)	30,000	29,996

DN, 0.13%, 10/21/2021 (e)	75,000	74,986

DN, 0.08%, 12/23/2021 (e)	154,000	153,961

DN, 0.09%, 1/27/2022 (e)	20,000	19,993

DN, 0.07%, 3/21/2022 (e)	35,000	34,986

FHLB

DN, 4.00%, 9/1/2021 (e)	5,000	5,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	1,500,000	1,500,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	60,000	60,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	490,000	490,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	480,000	480,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	1,499,200	1,499,200

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	2,614,250	2,614,250

0.13%, 9/1/2021	34,850	34,850

(SOFR + 0.08%), 0.13%, 9/1/2021 (f)	1,135,000	1,135,000

(SOFR + 0.20%), 0.25%, 9/1/2021 (f)	250,000	250,000

0.13%, 9/10/2021	141,370	141,369

DN, 0.05%, 9/17/2021 (e)	1,751,000	1,750,963

0.14%, 9/28/2021	300,000	299,997

0.04%, 9/29/2021	100,000	99,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Government Agency Securities — continued

0.04%, 9/29/2021	37,500	37,500

0.13%, 10/13/2021	100,000	99,998

0.06%, 10/15/2021	475,000	474,996

0.11%, 12/2/2021	500,000	499,989

FNMA (SOFR + 0.17%), 0.22%, 9/1/2021 (f)	249,750	249,750

(SOFR + 0.20%), 0.25%, 9/1/2021 (f)	1,950,000	1,950,000

(SOFR + 0.23%), 0.28%, 9/1/2021 (f)	840,000	840,000

(SOFR + 0.24%), 0.29%, 9/1/2021 (f)	1,000,000	1,000,000

(SOFR + 0.32%), 0.37%, 9/1/2021 (f)	2,450,000	2,450,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	2,500,000	2,500,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	750,000	750,000

FNMA ACES (SOFR + 0.20%), 0.25%, 9/1/2021 (f)	1,200,000	1,200,000

Total U.S. Government Agency Securities (Cost $26,659,719)		26,659,719

U.S. Treasury Obligations — 8.5%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (f)	250,000	249,989

U.S. Treasury Notes

1.25%, 10/31/2021	50,000	50,098

2.88%, 11/15/2021	1,000,000	1,005,762

1.38%, 1/31/2022	130,000	130,694

1.50%, 1/31/2022	1,083,000	1,089,342

1.88%, 1/31/2022	1,006,000	1,013,461

1.13%, 2/28/2022	2,137,000	2,147,869

1.75%, 2/28/2022	1,573,000	1,585,874

1.88%, 2/28/2022	500,000	504,394

2.38%, 3/15/2022	100,000	101,214

0.38%, 3/31/2022	100,000	100,157

1.75%, 3/31/2022	825,000	832,979

1.88%, 3/31/2022	1,329,250	1,342,870

2.25%, 4/15/2022	430,000	435,813

0.13%, 4/30/2022	1,903,210	1,903,858

1.75%, 4/30/2022	650,450	657,618

1.88%, 4/30/2022	2,625,000	2,656,337

1.75%, 5/15/2022	1,517,000	1,534,863

2.13%, 5/15/2022	1,500,000	1,521,605

0.13%, 5/31/2022	700,000	700,282

1.88%, 5/31/2022	735,000	744,877

1.75%, 6/15/2022	250,000	253,294

0.13%, 6/30/2022	300,000	300,084

2.13%, 6/30/2022	200,000	203,364

Total U.S. Treasury Obligations (Cost $21,066,698)		21,066,698

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 30.3%

U.S. Treasury Obligations — 30.3%

U.S. Treasury Bills

1.50%, 9/2/2021 (e)	2,550,000	2,549,997

4.30%, 9/7/2021 (e)	7,750,000	7,749,968

4.00%, 9/9/2021 (e)	1,196,400	1,196,383

0.04%, 9/23/2021 (e)	5,100,000	5,099,861

0.05%, 9/30/2021 (e)	5,000,000	4,999,797

0.05%, 10/5/2021 (e)	1,000,000	999,953

0.05%, 10/28/2021 (e)	5,148,000	5,147,593

0.05%, 11/2/2021 (e)	5,500,000	5,499,526

0.05%, 11/4/2021 (e)	77,000	76,993

0.05%, 11/12/2021 (e)	1,500,000	1,499,850

0.05%, 11/16/2021 (e)	8,250,000	8,249,129

0.05%, 11/23/2021 (e)	2,800,000	2,799,677

3.90%, 11/26/2021 (e)	4,733,500	4,732,881

0.05%, 11/30/2021 (e)	500,000	499,938

0.60%, 12/2/2021 (e)	3,574,800	3,574,393

0.05%, 12/14/2021 (e)	4,377,400	4,376,824

0.05%, 12/21/2021 (e)	5,404,680	5,403,928

0.05%, 1/27/2022 (e)	4,250,000	4,249,126

0.05%, 2/3/2022 (e)	1,000,000	999,778

0.07%, 2/24/2022 (e)	3,498,500	3,497,251

5.30%, 3/3/2022 (e)	300,000	299,920

0.07%, 3/24/2022 (e)	1,350,000	1,349,465

Total U.S. Treasury Obligations (Cost $74,852,231)		74,852,231

Total Short-Term Investments (Cost $74,852,231)		74,852,231

Total Investments — 99.8% (Cost $246,426,988) *		246,426,988
Other Assets Less Liabilities — 0.2%		505,469

NET ASSETS — 100.0%		246,932,457

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

(b)	Agency Joint Trading Account I — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$2,650,000	$2,650,004	$2,703,069

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$900,000
Credit Agricole Corporate and Investment Bank	0.05%	1,000,000
TD Securities (USA) LLC	0.05%	750,000

Total		$2,650,000

At August 31, 2021, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	3.08%	6/21/2035
FHLMC	0.00% - 4.00%	7/15/2032 - 2/1/2046
FNMA	1.50% - 4.50%	6/1/2036 - 5/1/2051
GNMA	1.50% - 6.00%	2/20/2030 - 6/20/2051
U.S. Treasury Securities	0.00% - 7.63%	9/7/2021 - 11/15/2048

(c) Agency Joint Trading Account II — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$652,331	$652,332	$665,401

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Bofa Securities, Inc.	0.05%	$480,188
Citibank NA	0.06%	81,541
Citigroup Global Markets Holdings, Inc.	0.06%	90,602

Total		$652,331

At August 31, 2021, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.50%	2/1/2026 - 1/1/2050
FNMA	2.00% - 6.10%	11/1/2022 - 9/1/2051
GNMA	2.35% - 3.00%	11/15/2042 - 3/15/2048
U.S. Treasury Securities	0.00% - 3.13%	2/15/2027 - 5/15/2051

(d) Agency Joint Trading Account III - At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$86,009	$86,009	$87,747

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$86,009

At August 31, 2021, 2021, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.00% - 7.00%	6/1/2023 – 7/1/2051
FNMA	1.50% - 6.50%	9/1/2022 - 3/1/2052

(e)	The rate shown is the effective yield as of August 31, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 49.7%

Bofa Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $922,286, collateralized by U.S. Treasury Securities, 1.38% - 3.63%, due 8/15/2041 - 5/15/2051, with a value of $940,731.	922,285	922,285

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $5,200,007, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 4/30/2023 - 5/15/2046, with a value of $5,200,007.	5,200,000	5,200,000

J.P. Morgan Securities LLC, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.13% - 6.25%, due 8/15/2023, with a value of $255,000.	250,000	250,000

Natwest Markets Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.75% - 1.63%, due 8/31/2026 - 5/15/2031, with a value of $255,000.	250,000	250,000

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $800,001, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/5/2021 - 2/15/2051, with a value of $816,001.	800,000	800,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/10/2021, repurchase price $250,004, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $253,596.	250,000	250,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/13/2021, repurchase price $200,004, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $202,877.	200,000	200,000

Norinchukin Bank (The), 0.07%, dated 8/31/2021, due 10/26/2021, repurchase price $250,027, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $253,596.	250,000	250,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/3/2021, repurchase price $1,500,006, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, due 9/7/2021 - 8/15/2050, with a value of $1,530,000.	1,500,000	1,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,100,003, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 11/30/2021 - 5/15/2038, with a value of $2,142,003.	2,100,000	2,100,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $700,001(b)	700,000	700,000

Total Repurchase Agreements (Cost $12,422,285)		12,422,285

U.S. Treasury Obligations — 16.7%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (c)	800,000	799,960

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (c)	350,000	350,001

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.16%, 9/1/2021 (c)	328,000	328,189

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.20%, 9/1/2021 (c)	500,000	500,030

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (c)	300,000	300,026

U.S. Treasury Notes

1.75%, 11/30/2021	115,442	115,924

1.88%, 11/30/2021	26,866	26,986

1.50%, 1/31/2022	100,000	100,586

1.88%, 1/31/2022	20,000	20,148

2.50%, 2/15/2022	80,000	80,880

1.13%, 2/28/2022	219,675	220,792

1.75%, 2/28/2022	177,250	178,694

1.88%, 2/28/2022	168,500	169,979

1.75%, 3/31/2022	113,000	114,076

1.88%, 3/31/2022	58,600	59,200

1.88%, 4/30/2022	500,000	505,974

2.13%, 5/15/2022	300,000	304,320

Total U.S. Treasury Obligations (Cost $4,175,765)		4,175,765

Short-Term Investments — 30.4%

U.S. Treasury Obligations — 30.4%

U.S. Treasury Bills

4.30%, 9/7/2021 (d)	3,038,400	3,038,383

0.05%, 9/30/2021 (d)	478,750	478,731

0.05%, 10/28/2021 (d)	500,000	499,960

0.05%, 11/4/2021 (d)	18,000	17,998

0.05%, 11/9/2021 (d)	250,000	249,976

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.07%, 11/18/2021 (d)	125,000	124,981

0.05%, 11/30/2021 (d)	500,000	499,938

0.04%, 12/9/2021 (d)	700,000	699,926

0.04%, 12/16/2021 (d)	199,000	198,977

0.05%, 1/27/2022 (d)	700,000	699,856

0.05%, 2/3/2022 (d)	500,000	499,892

0.07%, 2/24/2022 (d)	340,000	339,884

0.07%, 3/24/2022 (d)	250,000	249,901

Total U.S. Treasury Obligations (Cost $7,598,403)		7,598,403

Total Short-Term Investments (Cost $7,598,403)		7,598,403

Total Investments — 96.8% (Cost $24,196,453) *		24,196,453
Other Assets Less Liabilities — 3.2%		803,743

NET ASSETS — 100.0%		25,000,196

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Treasury Joint Trading Account I — At August 31, 2021, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$700,000	$700,001	$714,001

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.05%	$600,000
Citibank NA	0.05%	100,000

Total		$700,000

At August 31, 2021, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/2/2021 - 5/15/2051

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 43.5%

Federal Farm Credit System (SOFR + 0.08%), 0.12%, 9/1/2021 (b)	20,000	20,000

(SOFR + 0.08%), 0.13%, 9/1/2021 (b)	12,000	12,000

(SOFR + 0.09%), 0.14%, 9/1/2021 (b)	20,000	20,000

(SOFR + 0.32%), 0.37%, 9/1/2021 (b)	25,000	25,000

DN, 0.03%, 9/2/2021 (c)	15,000	15,000

DN, 0.04%, 9/22/2021 (c)	10,000	10,000

(ICE LIBOR USD 3 Month - 0.12%), 0.01%, 10/27/2021 (b)	25,000	25,000

DN, 0.07%, 3/21/2022 (c)	25,000	24,990

FHLB

DN, 0.04%, 9/1/2021 (c)	80,000	80,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (b)	50,000	50,000

(SOFR + 0.08%), 0.12%, 9/1/2021 (b)	25,000	25,000

DN, 0.03%, 9/2/2021 (c)	33,300	33,300

DN, 0.03%, 9/3/2021 (c)	225,000	225,000

DN, 0.04%, 9/8/2021 (c)	237,900	237,898

DN, 0.03%, 9/10/2021 (c)	138,220	138,219

DN, 0.03%, 9/15/2021 (c)	55,000	54,999

Total U.S. Government Agency Securities (Cost $996,406)		996,406

U.S. Treasury Obligations — 12.1%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (b)	25,000	24,998

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (b)	50,000	50,020

U.S. Treasury Notes

2.50%, 1/15/2022	100,000	100,904

1.38%, 1/31/2022	25,000	25,134

1.13%, 2/28/2022	25,000	25,133

0.13%, 5/31/2022	25,000	25,010

1.75%, 6/15/2022	25,000	25,330

Total U.S. Treasury Obligations (Cost $276,529)		276,529

Short-Term Investments — 41.3%

U.S. Treasury Obligations — 41.3%

U.S. Treasury Bills

0.02%, 9/2/2021 (c)	19,000	19,000

4.30%, 9/7/2021 (c)	30,000	30,000

3.30%, 9/14/2021 (c)	100,000	99,999

3.10%, 9/16/2021 (c)	5,840	5,840

0.04%, 9/21/2021 (c)	175,000	174,996

0.05%, 9/28/2021 (c)	66,700	66,698

0.05%, 9/30/2021 (c)	50,000	49,998

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.05%, 10/7/2021 (c)	100,000	99,995

0.05%, 10/21/2021 (c)	50,000	49,997

0.05%, 11/2/2021 (c)	50,000	49,996

0.05%, 11/9/2021 (c)	100,000	99,990

0.05%, 11/23/2021 (c)	100,000	99,988

4.80%, 11/30/2021 (c)	100,000	99,990

Total U.S. Treasury Obligations (Cost $946,487)		946,487

Total Short-Term Investments (Cost $946,487)		946,487

Total Investments — 96.9% (Cost $2,219,422) *		2,219,422
Other Assets Less Liabilities — 3.1%		72,139

NET ASSETS — 100.0%		2,291,561

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 10.1%

U.S. Treasury Bonds 8.00%, 11/15/2021	34,709	35,271

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.07%, 9/1/2021 (b)	100,000	99,998

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (b)	1,856,190	1,856,063

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.16%, 9/1/2021 (b)	150,000	149,974

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.20%, 9/1/2021 (b)	2,629,000	2,629,140

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (b)	1,813,000	1,813,446

U.S. Treasury Notes

1.50%, 9/30/2021	700,000	700,805

2.13%, 12/31/2021	270,000	271,841

1.38%, 1/31/2022	275,000	276,471

2.00%, 2/15/2022	200,000	201,745

1.13%, 2/28/2022	150,000	150,760

1.75%, 2/28/2022	698,550	704,391

2.38%, 3/15/2022	100,000	101,220

0.13%, 5/31/2022	125,000	125,050

1.75%, 5/31/2022	175,000	177,189

1.88%, 5/31/2022	200,000	202,688

1.75%, 6/15/2022	125,000	126,650

Total U.S. Treasury Obligations (Cost $9,622,702)		9,622,702

Short-Term Investments — 92.4%

U.S. Treasury Obligations — 92.4%

U.S. Treasury Bills

0.02%, 9/2/2021 (c)	2,820,000	2,819,999

0.04%, 9/7/2021 (c)	6,090,000	6,089,956

0.04%, 9/9/2021 (c)	3,657,980	3,657,948

0.03%, 9/14/2021 (c)	5,000,000	4,999,940

0.03%, 9/16/2021 (c)	2,894,000	2,893,963

0.04%, 9/21/2021 (c)	4,640,460	4,640,360

0.04%, 9/23/2021 (c)	2,850,000	2,849,926

0.04%, 9/28/2021 (c)	5,500,000	5,499,828

0.05%, 9/30/2021 (c)	2,000,000	1,999,917

0.05%, 10/5/2021 (c)	3,000,000	2,999,867

0.04%, 10/7/2021 (c)	3,500,000	3,499,844

0.04%, 10/12/2021 (c)	4,250,000	4,249,800

0.04%, 10/14/2021 (c)	4,350,000	4,349,766

0.05%, 10/15/2021 (c)	3,250,000	3,249,786

0.05%, 10/19/2021 (c)	2,800,000	2,799,807

0.05%, 10/28/2021 (c)	1,000,000	999,925

0.06%, 11/1/2021 (c)	3,000,000	2,999,708

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.05%, 11/2/2021 (c)	1,825,000	1,824,843

0.05%, 11/9/2021 (c)	600,000	599,945

0.05%, 11/12/2021 (c)	1,650,000	1,649,835

0.05%, 11/23/2021 (c)	860,000	859,903

0.04%, 11/26/2021 (c)	2,492,300	2,492,016

0.05%, 11/30/2021 (c)	2,475,000	2,474,702

0.01%, 12/2/2021 (c)	3,500,000	3,499,602

0.05%, 12/7/2021 (c)	208,750	208,725

4.00%, 12/9/2021 (c)	500,000	499,945

0.05%, 12/14/2021 (c)	1,000,000	999,870

0.05%, 12/21/2021 (c)	1,000,000	999,857

0.05%, 1/13/2022 (c)	2,400,000	2,399,531

0.05%, 1/20/2022 (c)	3,000,000	2,999,410

0.05%, 1/27/2022 (c)	4,123,410	4,122,562

0.05%, 2/10/2022 (c)	1,950,000	1,949,543

Total U.S. Treasury Obligations (Cost $88,180,629)		88,180,629

Total Short-Term Investments (Cost $88,180,629)		88,180,629

Total Investments — 102.5% (Cost $97,803,331) *		97,803,331
Liabilities in Excess of Other Assets — (2.5)%		(2,419,329)

NET ASSETS — 100.0%		95,384,002

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 68.6%

Alabama — 0.1%

Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,325	1,325

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b) (c)	6,970	6,970

		8,295

Alaska — 0.6%

Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	20,425	20,425

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	2,920	2,920

Series 2007B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	2,870	2,870

Series 2009B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

City of Valdez, Exxon Pipeline Co. Project Series 1993-A, Rev., VRDO, 0.01%, 9/1/2021 (b)	10,610	10,610

		46,825

Arizona — 0.6%

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	25,825	25,825

Tender Option Bond Trust Receipts/Certificates Series E-147, VRDO, 0.05%, 9/8/2021 (b)	21,000	21,000

		46,825

Arkansas — 0.6%

City of Osceola, Plum Point Energy Associates Rev., VRDO, LOC: Goldman Sachs & Co. LLC, 0.05%, 9/8/2021 (b)	53,145	53,145

California — 2.3%

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b)	500	500

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,350	1,350

California Statewide Communities Development Authority, Dublin Ranch Apartments Rev., VRDO, LIQ: FNMA, 0.04%, 9/8/2021 (b)	29,990	29,990

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

City of Vacaville, Multi-Family Housing, Sycamores Apartments Series 1999A, Rev., VRDO, FNMA, LIQ: FNMA, 0.01%, 9/8/2021 (b)	5,900	5,900

County of Orange, Ladera Apartments Series 2001B, Rev., VRDO, LOC: FNMA, 0.04%, 9/8/2021 (b)	18,500	18,500

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	7,075	7,075

County of San Bernardino, Somerset Apartments LLC Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	1,300	1,300

Sacramento County Housing Authority Series 1996C, Rev., VRDO, FNMA, LIQ: FNMA, 0.02%, 9/8/2021 (b)	1,140	1,140

San Francisco City & County Airport Commission International Airport Series 2010A-1, Rev., VRDO, AMT, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	13,675	13,675

San Francisco City & County Redevelopment Agency Successor Agency, Multi-Family Series C, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	71,050	71,050

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments

Series 2005B, Rev., VRDO, LOC: Union Bank of California, 0.11%, 9/8/2021 (b)	9,140	9,140

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.04%, 9/8/2021 (b) (c)	8,000	8,000

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,125	5,125

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,350	2,350

University of California Series 2013AL-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	12,825	12,825

		187,920

Colorado — 1.7%

City of Colorado Springs, Utilities System Improvement

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	11,035	11,035

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	17,020	17,020

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	4,345	4,345

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	37,500	37,500

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.05%, 9/8/2021 (b)	13,160	13,160

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF2849, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	4,000	4,000

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2020-XF2905, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,200	5,200

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,880	3,880

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	22,895	22,895

University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.01%, 9/8/2021 (b)	875	875

University of Colorado Hospital Authority, Health System Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	12,970	12,970

		134,880

Connecticut — 0.7%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Subseries F-5, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 0.03%, 9/8/2021 (b)	8,705	8,705

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 0.06%, 9/8/2021 (b)	31,755	31,755

Tender Option Bond Trust Receipts/Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	5,000	5,000

		55,460

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.0% (d)

Delaware State Economic Development Authority, YMCA Delaware Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	3,485	3,485

District of Columbia — 1.7%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	19,935	19,935

Metropolitan Washington Airports Authority Aviation

Series 2009D-2, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,510	2,510

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b)	15,405	15,405

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b)	3,200	3,200

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	20,700	20,700

		135,700

Florida — 5.1%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	1,350	1,350

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	4,700	4,700

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.02%, 9/8/2021 (b)	29,470	29,470

City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019B, Rev., VRDO, 0.02%, 9/8/2021 (b)	14,805	14,805

County of Bay, Gulf Power Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	7,480	7,480

County of Escambia, Gulf Power Co., Project

Rev., VRDO, 0.02%, 9/1/2021 (b)	31,100	31,100

Rev., VRDO, 0.02%, 9/1/2021 (b)	31,200	31,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

County of Martin, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	54,100	54,100

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	51,500	51,500

Florida HomeLoan Corp. Rev., VRDO, FNMA, LIQ: FNMA, 0.03%, 9/8/2021 (b)	8,500	8,500

Florida Housing Finance Corp., Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	12,000	12,000

Highlands County Health Facilities Authority, Adventist Health System

Series 2007A, Rev., VRDO, 0.02%, 9/8/2021 (b)	7,450	7,450

Series 2012I-2, Rev., VRDO, 0.02%, 9/8/2021 (b)	41,950	41,950

Series I-1, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,600	3,600

Hillsborough County Industrial Development Authority, Baycare Health System

Series 2020B, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,700	2,700

Series 2020C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,100	25,100

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	5,725	5,725

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	34,225	34,225

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, LOC: FNMA, 0.05%, 9/8/2021 (b)	8,090	8,090

Pinellas County Housing Finance Authority, Booker Creek Apartments Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	4,070	4,070

Sunshine State Governmental Financing Commission Series 2010A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.02%, 9/8/2021 (b)	1,775	1,775

Tender Option Bond Trust Receipts/Certificates

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	4,375	4,375

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	6,000	6,000

Series 2021-XM0941, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	2,000	2,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2021-XM0942, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,475	3,475

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	9,600	9,600

		406,340

Georgia — 0.6%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.02%, 9/1/2021 (b)	2,400	2,400

Development Authority of Monroe County (The), Power and Light Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	25,630	25,630

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,170	1,170

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2614, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,500	6,500

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	7,500	7,500

		46,950

Hawaii — 0.1%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Illinois — 2.8%

Chicago Midway International Airport, Second Lien Series 2004C-1, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.06%, 9/8/2021 (b)	44,415	44,415

City of Galesburg, Knox College Project Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	4,300	4,300

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	3,450	3,450

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.06%, 9/8/2021 (b)	620	620

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	21,500	21,500

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Development Finance Authority, Fenwick High School Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	9,225	9,225

Illinois Development Finance Authority, St. Ignatius College Prep Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	4,100	4,100

Illinois Finance Authority, American Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	2,920	2,920

Illinois Finance Authority, Bradley University Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	12,790	12,790

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.02%, 9/8/2021 (b)	20,945	20,945

Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ: Royal Bank of Canada, 0.01%, 9/1/2021 (b)	15,000	15,000

Illinois Finance Authority, The University of Chicago Rev., VRDO, 0.02%, 9/8/2021 (b)	15,950	15,950

Illinois Finance Authority, The University of Chicago Medical Center

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	18,000	18,000

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 (b)	38,820	38,820

Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,700	4,700

Southwestern Illinois Development Authority, Molinero Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	4,495	4,495

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0145, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,420	3,420

		224,650

Indiana — 0.3%

Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.06%, 9/8/2021 (b)	2,600	2,600

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series 2009A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/1/2021 (b)	950	950

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2005A-5, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	18,925	18,925

Indiana Finance Authority, Parkview Health System, Inc. Series 2009-C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	1,875	1,875

		24,350

Iowa — 2.3%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.04%, 9/8/2021 (b)	27,400	27,400

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 0.04%, 9/8/2021 (b)	71,525	71,525

Rev., VRDO, 0.05%, 9/8/2021 (b)	20,145	20,145

Iowa Finance Authority, Multi-Family Housing

Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	10,855	10,855

Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	7,875	7,875

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	4,100	4,100

Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	5,385	5,385

Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	7,660	7,660

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	15,500	15,500

Iowa Finance Authority, Unitypoint Health Series 2013B-2, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	10,340	10,340

		180,785

Kansas — 0.7%

City of Wichita Series 304, GO, 4.50%, 10/15/2021	40,000	40,209

Kansas Development Finance Authority, Health System Series 2011J, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,940	2,940

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	12,500	12,500

		55,649

Louisiana — 0.3%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone

Series 2010B, Rev., VRDO, 0.01%, 9/1/2021 (b)	8,100	8,100

Series A, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,635	3,635

Louisiana Public Facilities Authority, Multi-Family, Linlake Ventures Project Rev., VRDO, LIQ: FHLMC, 0.01%, 9/8/2021 (b)	1,400	1,400

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	8,900	8,900

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, 0.06%, 9/8/2021 (b)	3,245	3,245

		25,280

Maine — 1.0%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	15,000	15,056

Maine State Housing Authority, Mortgage Purchase

Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	46,750	46,750

Series 2015E-3, Rev., VRDO, AMT, LIQ: Citibank NA, 0.05%, 9/8/2021 (b)	10,000	10,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b)	10,055	10,055

		81,861

Maryland — 1.0%

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.08%, 9/8/2021 (b)	24,500	24,500

Maryland Community Development Administration, Housing and Community Development Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	15,355	15,355

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,485	6,485

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,350	3,350

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	13,485	13,485

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,750	3,750

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.07%, 9/8/2021 (b) (c)	7,500	7,500

		77,725

Massachusetts — 1.6%

Dennis and Yarmouth Regional School District, Unlimited Tax GO, BAN, 2.00%, 10/6/2021	11,563	11,583

Massachusetts Development Finance Agency, Boston College Issue Series 2020U, Rev., 5.00%, 7/1/2022	100	104

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,400	1,400

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series K-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	21,895	21,895

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,145	1,145

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	950	950

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	3,400	3,400

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2692, Rev., VRDO, 0.03%, 9/8/2021 (b)	4,190	4,190

Series 2020-XM0915, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	6,750	6,750

Town of Holbrook GO, BAN, 1.50%, 3/17/2022	8,343	8,403

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Town of Seekonk GO, BAN, 1.25%, 9/10/2021	9,708	9,710

Town of Swampscott GO, BAN, 1.25%, 3/11/2022	6,455	6,491

Town of Westborough GO, BAN, 2.00%, 3/29/2022	38,367	38,766

		124,787

Michigan — 2.6%

Michigan State Housing Development Authority

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	5,110	5,110

Series A, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	20,340	20,340

Michigan State Housing Development Authority, Rental Housing

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	53,525	53,525

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	18,630	18,630

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	20,335	20,335

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	24,380	24,380

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	40,950	40,950

Tender Option Bond Trust Receipts/Certificates

Series 2017-XF0597, Rev., VRDO, 0.05%, 9/8/2021 (b)	3,000	3,000

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	21,540	21,540

		211,885

Minnesota — 0.9%

City of Rochester, Bella Grove Apartments Project Series 2019B, Rev., VRDO, LOC: United Fidelity Bank, 0.02%, 9/8/2021 (b)	1,000	1,000

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2015G, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	945	945

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	31,100	31,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.04%, 9/8/2021 (b)	35,075	35,075

Series 2017-C, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,800	4,800

		72,920

Mississippi — 0.8%

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,950	1,950

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron Corp. Series 2007A, Rev., VRDO, 0.01%, 9/1/2021 (b)	22,200	22,200

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,915	3,915

Series 2007C, Rev., VRDO, 0.01%, 9/1/2021 (b)	15,865	15,865

Series 2007E, Rev., VRDO, 0.01%, 9/1/2021 (b)	470	470

Series 2009A, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,235	2,235

Series 2009B, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,640	1,640

Series 2009C, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,070	1,070

Series 2010G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,050	1,050

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,305	2,305

Series 2011A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,695	1,695

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,350	1,350

Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	400	400

Series 2010A, Rev., VRDO, 0.02%, 9/8/2021 (b)	10,000	10,000

		66,145

Missouri — 1.3%

Health & Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011-B, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/1/2021 (b)	500	500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	15,695	15,695

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/8/2021 (b)	5,125	5,125

Industrial Development Authority of the City of St. Louis Missouri (The), Parkview Health System Obligated Group Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,550	1,550

Industrial Development Authority of the City of St. Louis Missouri , Mid-America Transplant Services Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/1/2021 (b)	1,000	1,000

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.01%, 9/1/2021 (b)	10,725	10,725

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 9/8/2021 (b)	14,000	14,000

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1214, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2020-XG0300, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	7,500	7,500

Series 2020-XG0303, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	12,605	12,605

Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.07%, 9/8/2021 (b)	5,000	5,000

Series XF0536, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 9/8/2021 (b)	25,050	25,050

		100,750

Nebraska — 0.2%

Tender Option Bond Trust Receipts/Certificates

Series 2021-XL0174, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	8,000	8,000

Series 2018-XF2558, Rev., VRDO, 0.07%, 9/8/2021 (b)	8,000	8,000

		16,000

Nevada — 0.7%

County of Clark, Limited Tax Series 2008A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.04%, 9/8/2021 (b)	10,000	10,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.04%, 9/8/2021 (b)	30,000	30,000

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, LOC: FNMA, 0.04%, 9/8/2021 (b)	7,050	7,050

Tender Option Bond Trust Receipts/Certificates

Series 2019-G98, GO, VRDO, 0.05%, 9/8/2021 (b)	4,750	4,750

Series 2026-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b)	5,000	5,000

		56,800

New Jersey — 4.2%

Borough of Beachwood, General Improvement Water Utility Series 2021A, GO, BAN, 1.00%, 3/3/2022	15,326	15,390

City of Clifton, Sewer Utility GO, BAN, 1.25%, 9/29/2021	38,334	38,362

City of Englewood GO, BAN, 1.00%, 3/23/2022	8,908	8,949

City of Vineland GO, BAN, 1.25%, 11/10/2021	16,400	16,430

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	23,233	23,280

New Jersey Housing & Mortgage Finance Agency Series 5, Rev., VRDO, AMT, LOC: Citibank NA, 0.04%, 9/8/2021 (b)	23,900	23,900

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	38,615	38,615

Tender Option Bond Trust Receipts/Certificates

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	9,300	9,300

Series 2021-XM0943, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Township of Maple Shade, General Capital, Water and Sewer System GO, BAN, 1.25%, 9/1/2021	12,000	12,000

Township of Maplewood GO, BAN, 1.00%, 7/29/2022	8,900	8,970

Township of Union GO, BAN, 2.00%, 1/27/2022	25,123	25,311

Township of Woodbridge GO, BAN, 1.00%, 3/18/2022	83,605	83,981

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	24,360	24,410

		333,898

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.0% (d)

New Mexico Mortgage Finance Authority Series 2008-B, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	2,675	2,675

New York — 15.4%

Battery Park City Authority Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	25,000	25,000

City of New York, Fiscal Year 2006

Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	33,715	33,715

Series I, Subseries I-8, GO, VRDO, LIQ: State Street Bank & Trust, 0.01%, 9/1/2021 (b)	10,060	10,060

City of New York, Fiscal Year 2012 Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.01%, 9/1/2021 (b)	2,725	2,725

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	12,980	12,980

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	250	250

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.02%, 9/1/2021 (b)	3,325	3,325

City of New York, Fiscal Year 2018

Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	10,000	10,000

Series B, Subseries B-5, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	9,770	9,770

County of Ulster GO, BAN, 1.25%, 11/18/2021	19,290	19,330

Gorham-Middlesex Central School District GO, BAN, 1.00%, 6/23/2022	29,796	29,995

Horseheads Central School District GO, BAN, 1.00%, 6/23/2022	82,328	82,892

Johnson City Central School District Series 2021A, GO, BAN, 1.00%, 6/28/2022	22,000	22,150

Metropolitan Transportation Authority Series 2005 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	35,000	35,000

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	22,555	22,555

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	6,530	6,530

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	3,830	3,830

New York City Housing Development Corp., West 26th Street Development Series 2011A, Rev., VRDO, AMT, LIQ: FHLMC, 0.04%, 9/8/2021 (b)	16,700	16,700

New York City Industrial Development Agency, Empowerment Zone, Tiago Holdings LLC Project Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	23,380	23,380

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	2,625	2,625

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	855	855

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011

Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	20,160	20,160

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	9,700	9,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,970	1,970

Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	3,350	3,350

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	14,595	14,595

New York City Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,965	1,965

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,300	1,300

New York City Water and Sewer System, Second General Resolution Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/1/2021 (b)	16,500	16,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	17,230	17,230

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008BB-2, Rev., VRDO, LIQ: Bank of America NA, 0.01%, 9/1/2021 (b)	9,000	9,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.01%, 9/1/2021 (b)	15,990	15,990

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (b)	20,350	20,350

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	7,035	7,035

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	950	950

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	20,245	20,245

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	4,555	4,555

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,305	25,305

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	920	920

Series 2010A-3, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	50,000	50,000

Series A, Subseries A-4, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	15,000	15,000

Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	2,910	2,910

New York State Housing Finance Agency

Series 2009A, Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	19,830	19,830

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2008-A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b)	14,000	14,000

New York State Housing Finance Agency, 330 Riverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	10,750	10,750

New York State Housing Finance Agency, 360 West 43rd Street Housing Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	2,400	2,400

New York State Housing Finance Agency, 42nd and 10th Associates LLC Series 2007A, Rev., VRDO, AMT, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	58,460	58,460

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	32,900	32,900

New York State Housing Finance Agency, Tribeca Pointe LLC Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	1,500	1,500

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	47,600	47,600

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	100	100

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	3,400	3,400

New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	2,100	2,100

New York Wire Co. Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	41,225	41,225

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	26,215	26,392

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.03%, 9/1/2021 (b) (c)	17,605	17,605

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	10,000	10,000

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	19,165	19,165

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	25,835	25,835

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	27,000	27,000

Rome City School District GO, BAN, 1.50%, 7/27/2022	14,065	14,237

Schalmont Central School District Series 2020A, GO, BAN, 1.00%, 9/2/2021	17,458	17,458

South Lewis Central School District GO, BAN, 1.00%, 7/29/2022	36,490	36,778

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	4,900	4,900

Series 2018-E-129, Rev., VRDO, 0.05%, 9/8/2021 (b)	35,000	35,000

Series 2020-YX1158, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	6,740	6,740

Series 2021-XF2932, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,950	8,950

Series 2021-XL0165, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,445	4,445

Series 2021-XM0933, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Series 2021-XM0937, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,905	2,905

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	4,370	4,370

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	20,000	20,000

Series 2020-XF2878, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	16,730	16,730

Series 2020-XF2903, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	13,600	13,600

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 9/8/2021 (b)	35,000	35,000

		1,234,672

North Carolina — 1.5%

Charlotte-Mecklenburg Hospital Authority (The), Atrium Healthcare Series 2021E, Rev., VRDO, LOC: Royal Bank of Canada, 0.01%, 9/1/2021 (b)	23,715	23,715

City of Raleigh, Downtown Improvement Projects

Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	850	850

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	31,335	31,335

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.05%, 9/8/2021 (b)	41,375	41,375

University of North Carolina, Hospital at Chapel Hill Series 2001 A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	20,200	20,200

		117,475

Ohio — 1.1%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	200	200

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series 2002A, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	10,350	10,350

Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	7,500	7,500

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	42,350	42,350

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	11,870	11,870

Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	3,905	3,905

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,705	4,705

		86,350

Oklahoma — 0.2%

Oklahoma Development Finance Authority Series E-140, Rev., VRDO, 0.05%, 9/8/2021 (b)	12,400	12,400

Oregon — 0.3%

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2021 (b)	14,775	14,775

State of Oregon, Veterans Welfare Series 2017O, GO, VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,590	2,590

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, 0.05%, 9/8/2021 (b)	7,500	7,500

		24,865

Other — 1.2%

FHLMC, Multi-Family VRD Certificates

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	31,062	31,062

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	3,311	3,311

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	37,015	37,015

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	18,530	18,530

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	8,625	8,625

		98,543

Pennsylvania — 4.3%

County of Allegheny

Series C-50, GO, VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	24,360	24,360

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	12,000	12,000

Delaware Valley Regional Finance Authority, Local Government

Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	13,275	13,275

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	17,710	17,710

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2021 (b)	17,080	17,080

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.12%, 9/8/2021 (b)	15,000	15,000

Pennsylvania Higher Educational Facilities Authority, Pennsylvania Health System Series A, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	1,000	1,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	3,100	3,100

Pennsylvania Turnpike Commission Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,050	25,050

Philadelphia Gas Works Co., 1998 General Ordinance

Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	18,115	18,115

Series D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	3,560	3,560

Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	24,770	24,770

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.03%, 9/1/2021 (b) (c)	635	635

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	113,050	113,050

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	45,000	45,000

		348,775

Rhode Island — 0.1%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (b)	1,210	1,210

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,395	1,395

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, 0.05%, 9/8/2021 (b)	9,000	9,000

		11,605

South Carolina — 1.2%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	11,000	11,102

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	35,150	35,150

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	47,735	47,735

		93,987

Tennessee — 0.8%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/1/2021 (b)	11,270	11,270

Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006 A, Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 9/8/2021 (b)	2,200	2,200

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Rev., VRDO, LOC: Citibank NA, 0.05%, 9/8/2021 (b)	10,365	10,365

Metropolitan Government Nashville & Davidson County, Health and Educational Facilities Board, Multi-Family Housing, Pedcor Investments Series 2006-XCII & 2006A, Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	10,000	10,000

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	6,925	6,925

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0994, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	4,335	4,335

Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,905	5,905

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	15,390	15,390

		66,390

Texas — 3.5%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	10,500	10,500

Calhoun Port Authority Series 2011A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b) (c)	32,300	32,300

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Subseries A, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/8/2021 (b)	29,335	29,335

City of Houston, Combined Utility System, First Lien Series 2018C, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/8/2021 (b)	32,000	32,000

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 0.02%, 9/8/2021 (b)	30,900	30,900

Houston Housing Finance Corp., Regency Park Apartments Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	12,295	12,295

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series A-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	100	100

Subseries B-2, Rev., VRDO, 0.02%, 9/1/2021 (b)	6,295	6,295

Permanent University Fund — University of Texas System Series 2008A, Rev., VRDO, 0.01%, 9/8/2021 (b)	16,300	16,300

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	28,000	28,000

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,400	5,400

Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	3,910	3,910

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	21,275	21,275

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-84, GO, VRDO, 0.05%, 9/8/2021 (b)	7,125	7,125

Series 2018-G-85, GO, VRDO, 0.05%, 9/8/2021 (b)	6,175	6,175

Series 2018-XG0193, Rev., VRDO, 0.05%, 9/8/2021 (b)	3,665	3,665

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,995	5,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series G-21, GO, VRDO, 0.05%, 9/8/2021 (b)	5,000	5,000

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,005	5,005

		281,575

Utah — 0.0% (d)

County of Utah, IHC Health Services, Inc.

Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	790	790

Series B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	900	900

		1,690

Virginia — 1.9%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018A-B, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,050	1,050

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.02%, 9/8/2021 (b)	4,350	4,350

Series 2018C, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,435	2,435

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series C, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,000	1,000

Roanoke Economic Development Authority, Carilion Clinic Obligated Group

Series 2020C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	250	250

Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	33,890	33,890

Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	62,515	62,515

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	8,500	8,500

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	12,400	12,400

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	7,000	7,000

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,415	5,415

Series 2020-XF2923, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	8,600	8,600

		152,405

Washington — 1.2%

Port of Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 0.04%, 9/8/2021 (b)	3,000	3,000

Port of Seattle, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	19,135	19,135

Port of Tacoma, Subordinate Lien

Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	29,700	29,700

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	18,500	18,500

Port of Vancouver, United Grain Corp. of Oregon Project Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	8,000	8,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	7,000	7,000

Washington State Housing Finance Commission, Barkley Ridge Partners Series A, Rev., VRDO, LOC: FHLMC, 0.06%, 9/8/2021 (b)	3,000	3,000

Washington State Housing Finance Commission, Traditions at South Hill Apartments Project Series 2011A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	2,340	2,340

		99,475

West Virginia — 0.1%

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	10,685	10,685

Wisconsin — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,320	5,320

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Town of Red Cedar, Fairmount Minerals Ltd. Rev., VRDO, LOC: PNC Bank NA, 0.06%, 9/8/2021 (b)	10,000	10,000

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	8,865	8,865

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 0.02%, 9/8/2021 (b)	8,000	8,000

Series 2021B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	4,000	4,000

		36,185

Wyoming — 0.5%

Wyoming Community Development Authority

Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	9,500	9,500

Series 2019-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	9,000	9,000

Series 2019-4, Rev., VRDO, LIQ: Bank of America NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Wyoming Community Development Authority, Composite Reoffering Housing

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	5,040	5,040

Series 2007-6, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,485	4,485

Series 2007-8, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	5,200	5,200

		43,225

Total Municipal Bonds (Cost $5,508,287)		5,508,287

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.5%

California — 2.1%

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.09%, 9/8/2021 # (c)	26,800	26,800

Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	21,000	21,000

Series 1-1362, LIQ: Societe Generale, 0.11%, 9/8/2021 # (c)	59,200	59,200

		165,500

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — 0.7%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 5, LIQ: TD Bank NA, 0.06%, 9/8/2021 # (c)	40,000	40,000

Series 1, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	18,600	18,600

		58,600

Other — 7.7%

Nuveen AMT-Free Municipal Credit Income Fund

Series 5, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	127,000	127,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	114,300	114,300

Nuveen AMT-Free Quality Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.07%, 9/8/2021 #(c)	173,500	173,500

Nuveen Quality Municipal Income Fund

Series 1-2118, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	51,600	51,600

Series 2-2525, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	151,900	151,900

		618,300

Total Variable Rate Demand Preferred Shares (Cost $842,400)		842,400

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 21.1%

Commercial Paper — 21.1%

Alachua County Health Facilities Authority, Tax Exempt Series 08-A, 0.08%, 10/7/2021	25,000	25,000

Board of Regents of the University of Texas System

Series A, 0.10%, 10/8/2021	15,000	15,000

Series A, 0.16%, 10/28/2021	25,000	25,000

Series A, 0.16%, 11/18/2021	20,000	20,000

Series A, 0.09%, 1/7/2022	25,000	25,000

Series A, 0.16%, 3/7/2022	25,000	25,000

Series A, 0.16%, 3/21/2022	22,000	22,000

Series A, 0.15%, 3/29/2022	20,000	20,000

California Statewide Communities Development Authority

Series 08-B, 0.10%, 1/6/2022	14,000	14,000

Series 9B-3, 0.12%, 1/6/2022	15,000	15,000

Series 9B-2, 0.11%, 1/11/2022	15,000	15,000

Series B-5, 0.11%, 1/11/2022	17,600	17,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	20,000	20,000

Series 9B-2, 0.16%, 9/14/2021	50,000	50,000

Series 08-B, 0.16%, 10/5/2021	10,000	10,000

Series 9B-1, 0.16%, 10/5/2021	2,740	2,740

Series 9B-3, 0.17%, 10/6/2021	15,000	15,000

Series 08-C, 0.09%, 10/13/2021	14,110	14,110

Series 08-C, 0.15%, 11/2/2021	10,000	10,000

Series B-5, 0.13%, 11/9/2021	9,000	9,000

Series 09-D, 0.12%, 12/2/2021	10,000	10,000

Series B-6, 0.17%, 12/9/2021	16,250	16,250

Series 08-C, 0.11%, 2/3/2022	26,865	26,865

Series D, 0.11%, 2/8/2022	28,500	28,500

Series 09-D, 0.11%, 2/9/2022	30,000	30,000

City of Dallas, Tax Exempt Series G, 0.07%, 9/23/2021	25,860	25,860

City of Houston, Tax Exempt

Series A, 0.10%, 9/16/2021	10,000	10,000

Series A, 0.11%, 9/23/2021	10,000	10,000

City of Rochester Series 08-C, 0.09%, 10/7/2021	80,000	80,000

City of Rochester, Tax Exempt

Series 2014, 0.10%, 11/4/2021	25,000	25,000

Series 2011, 0.17%, 1/28/2022	50,000	50,000

City of San Antonio, Electric and Gas Systems Series B, 0.07%, 9/27/2021	20,000	20,000

County of Harris

Series A-1, 0.08%, 10/6/2021	4,960	4,960

Series C, 0.08%, 10/6/2021	16,740	16,740

County of Hillsborough, Tax Exempt Series A, 0.12%, 9/23/2021	13,000	13,000

County of Miami-Dade, Tax Exempt Series A-1, 0.11%, 9/1/2021	15,000	15,000

County of Montgomery Series 10-A, 0.07%, 9/16/2021	42,100	42,100

County of York

Series 00B1, 0.07%, 9/1/2021	28,000	28,000

Series 00B3, 0.07%, 9/1/2021	15,200	15,200

Series OOB2, 0.07%, 9/1/2021	28,000	28,000

District of Columbia Series 2019, 0.08%, 11/2/2021	25,000	25,000

East Bay Municipal Utility District Series A-1, 0.07%, 9/2/2021	15,400	15,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Health and Educational Facilities Authority of the State of Missouri BJC Health System, Tax Exempt

Series 14-D, 0.08%, 10/14/2021	50,000	50,000

Series 14-E, 0.08%, 10/14/2021	50,000	50,000

Series 14-C, 0.08%, 10/21/2021	30,000	30,000

Health and Educational Facilities Authority of the State of Missouri, Tax Exempt Series 14-B, 0.10%, 9/2/2021	50,000	50,000

Indiana Finance Authority, Tax Exempt

Series D-2, 0.06%, 9/16/2021	35,815	35,815

Series D-2, 0.10%, 10/5/2021	69,000	69,000

Jacksonville Health Care Authority, Tax Exempt Series 2016, 0.17%, 1/28/2022	110,000	110,000

Louisville and Jefferson County Metropolitan Sewer District, Tax Exempt Series A-1, 0.12%, 9/1/2021	15,000	15,000

Maryland Health and Higher Educational Facilities Authority Series B, 0.07%, 9/8/2021	10,000	10,000

Metropolitan Government of Nashville and Davidson County 0.09%, 10/5/2021	25,000	25,000

Norfolk Va Industrial Development Authority, Tax Exempt 0.10%, 9/2/2021	20,000	20,000

Omaha Public Power District Series A, 0.09%, 10/19/2021	15,000	15,000

Omaha Public Power District, Tax Exempt

Series A, 0.08%, 9/8/2021	12,500	12,500

Series A, 0.09%, 11/8/2021	12,500	12,500

Salt River Project Agricultural Improvement and Power District, Tax Exempt 0.10%, 9/2/2021	28,000	28,000

San Francisco City and County Public Utilities Commission Wastewater Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	57,233	57,233

Southwestern Illinois Development Authority, Tax Exempt

Series 17-B, 0.10%, 9/9/2021	49,870	49,870

Series 17-B, 0.08%, 10/7/2021	10,000	10,000

Stafford County & Staunton Industrial Development Authority, Tax Exempt Series 8-A1, 0.07%, 9/2/2021	18,230	18,230

State Building Product, Inc. Series 8, 0.09%, 10/7/2021	17,000	17,000

State of California, Department of Water Resources, Tax Exempt Series 1, 0.06%, 9/8/2021	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

State of California, Tax Exempt

Series 11A5, 0.08%, 11/9/2021	12,500	12,500

Series 11A5, 0.07%, 11/18/2021	10,000	10,000

State of Wisconsin, Tax Exempt

Series 06-A, 0.09%, 10/7/2021	14,643	14,643

Series 13-A, 0.09%, 10/7/2021	24,153	24,153

Texas Public Finance Authority Series 2008, 0.09%, 11/3/2021	10,000	10,000

University of Washington Series A, 0.11%, 2/17/2022	9,800	9,800

Total Commercial Paper (Cost $1,691,569)		1,691,569

Total Short-Term Investments (Cost $1,691,569)		1,691,569

Total Investments — 100.2% (Cost $8,042,256) *		8,042,256
Liabilities in Excess of Other Assets — (0.2)%		(13,356)

NET ASSETS — 100.0%		8,028,900

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed

Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 72.6%

Alaska — 2.0%

Alaska Housing Finance Corp., Home Mortgage Series A, Rev., VRDO, AMT, LIQ: FHLB, 0.03%, 9/1/2021 (b)	17,665	17,665

Arizona — 0.4%

Tender Option Bond Trust Receipts/Certificates Series 2020-YX1154, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,125	3,125

Arkansas — 1.4%

City of Osceola, Plum Point Energy Associates Rev., VRDO, LOC: Goldman Sachs & Co. LLC, 0.05%, 9/8/2021 (b)	12,000	12,000

California — 0.3%

San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC: Citibank NA, 0.08%, 9/8/2021 (b)	1,050	1,050

Santa Rosa Rancheria Tachi-Yokut Tribe Enterprise Series A, Rev., VRDO, 0.05%, 9/8/2021 (b)	1,640	1,640

		2,690

Colorado — 5.3%

Colorado Housing and Finance Authority, Multi-Family Project Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	4,000	4,000

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.05%, 9/8/2021 (b)	325	325

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 12/1/2021 (b) (c)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	30,000	30,000

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	2,895	2,895

		46,470

Florida — 6.6%

County of Bay, Gulf Power Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	1,045	1,045

County of Broward, Power and Light Co. Project

Series 2018A, Rev., VRDO, AMT, 0.02%, 9/1/2021 (b)	19,590	19,590

Rev., VRDO, 0.03%, 9/1/2021 (b)	3,980	3,980

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Miami-Dade, Seaport Department Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.04%, 9/8/2021 (b)	3,150	3,150

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	10,250	10,250

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	1,600	1,600

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-25, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 10/1/2021 (b) (c)	7,600	7,600

Tender Option Bond Trust Receipts/Certificates

Series G-115, Rev., VRDO, 0.27%, 9/1/2021 (b)	8,000	8,000

Series 2019-ZF0826, Rev., VRDO, 0.11%, 9/8/2021 (b)	2,800	2,800

		58,015

Georgia — 0.2%

Athens-Clarke County Unified Government Development Authority, Athletic Association Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	135	135

Valdosta & Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,530	1,530

		1,665

Illinois — 1.3%

County of Will, ExxonMobil Project Rev., VRDO, 0.02%, 9/1/2021 (b)	630	630

Illinois Development Finance Authority, Toyal America, Inc. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2021 (b)	6,000	6,000

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	140	140

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	4,680	4,680

		11,450

Indiana — 0.8%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Rev., VRDO, LOC: U.S. Bank NA, 0.09%, 9/8/2021 (b)	600	600

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2021 (b)	400	400

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,860	1,860

		6,960

Iowa — 1.6%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	115	115

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 0.07%, 9/8/2021 (b)	14,240	14,240

		14,355

Maryland — 4.4%

Maryland Community Development Administration, Housing and Community Development

Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	2,530	2,530

Series 2006J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	36,140	36,140

		38,670

Massachusetts — 2.3%

Blue Hills Regional Technical High School District GO, BAN, 1.00%, 11/5/2021	5,940	5,949

Cape Cod Regional Transit Authority GO, RAN, 1.00%, 7/22/2022	6,500	6,543

City of Pittsfield GO, BAN, 1.00%, 2/25/2022	7,528	7,556

		20,048

Michigan — 1.0%

Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLB, 0.05%, 9/1/2021 (b)	4,360	4,360

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 0.08%, 9/8/2021 (b)	4,650	4,650

		9,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 0.4%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007E, Rev., VRDO, 0.01%, 9/1/2021 (b)	550	550

Series 2009G, Rev., VRDO, 0.01%, 9/1/2021 (b)	475	475

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,695	1,695

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	420	420

		3,140

Missouri — 2.5%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	21,950	21,950

Nebraska — 0.3%

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	2,350	2,350

Nevada — 3.9%

County of Clark Department of Aviation, Subordinate Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 9/8/2021 (b)	14,415	14,415

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.04%, 9/8/2021 (b)	20,000	20,000

		34,415

New Jersey — 10.4%

Borough of Hasbrouck Heights GO, BAN, 0.50%, 9/24/2021	6,532	6,533

Borough of Saddle River GO, BAN, 1.00%, 4/22/2022	5,116	5,140

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	2,500	2,500

Township of Berkeley Series 2021A, GO, BAN, 2.00%, 11/18/2021	6,936	6,962

Township of Galloway GO, BAN, 1.00%, 8/10/2022	7,725	7,780

Township of Hamilton Series 2021A, GO, BAN, 1.25%, 2/16/2022	5,972	5,999

Township of Lopatcong GO, 1.00%, 3/18/2022	4,234	4,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Lyndhurst

GO, BAN, 0.75%, 9/8/2021	8,000	8,001

GO, BAN, 1.00%, 9/8/2021	9,000	9,001

GO, BAN, 1.00%, 10/8/2021	800	801

GO, BAN, 1.00%, 2/4/2022	6,350	6,369

GO, BAN, 1.00%, 3/11/2022	1,500	1,505

Township of Robbinsville Series 2021A, GO, BAN, 1.00%, 7/19/2022	1,858	1,871

Township of Sparta GO, BAN, 1.25%, 10/1/2021	3,418	3,420

Township of West Orange GO, BAN, 1.50%, 5/5/2022	8,465	8,536

Township of Willingboro GO, BAN, 1.00%, 9/2/2021	12,342	12,342

		91,010

New York — 9.0%

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,001

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	5,773	5,811

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,214	3,251

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,553

Lakeland Central School District GO, BAN, 1.25%, 8/19/2022	1,059	1,070

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	540	540

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,265	1,265

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 9/8/2021 (b)	2,285	2,285

New York State Housing Finance Agency, 600 West 42nd Street Housing Rev., VRDO, AMT, LOC: FNMA, 0.04%, 9/8/2021 (b)	13,385	13,385

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	10,000	10,000

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	20,000	20,000

Skaneateles Central School District Series 2021B, GO, BAN, 1.00%, 8/17/2022	1,359	1,369

Springville-Griffith Institute Central School District GO, BAN, 1.00%, 8/19/2022	1,965	1,981

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Tender Option Bond Trust Receipts/Certificates Series 2021-XG0330, Rev., VRDO, LIQ: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	7,040	7,040

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,500	1,500

		79,051

North Dakota — 0.5%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,800	2,800

Series 2015E, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,995	1,995

		4,795

Ohio — 1.1%

Ohio Housing Finance Agency

Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	5,365	5,365

Series J, Rev., VRDO, AMT, GNMA COLL/FNMA COLL, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	4,155	4,155

		9,520

Oregon — 2.5%

Marion County Housing Authority, Residence at Marian Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 9/8/2021 (b)	225	225

Port of Portland, International Airport

Subseries 18A, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.04%, 9/8/2021 (b)	3,800	3,800

Subseries 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.05%, 9/8/2021 (b)	17,530	17,530

		21,555

Other — 2.1%

FHLMC, Multi-Family

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	9,620	9,620

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	4,285	4,285

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	4,620	4,620

		18,525

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — 0.5%

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2004-83C, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	4,440	4,440

South Carolina — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	2,325	2,325

Tennessee — 0.8%

Tender Option Bond Trust Receipts/Certificates

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,795	3,795

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	3,475	3,475

		7,270

Texas — 6.7%

Calhoun Port Authority, Formosa Plastics Corp. Series 2007A, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 9/8/2021 (b)	9,370	9,370

Calhoun Port Authority, Formosa Plastics Corp. Project Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2021 (b)	5,650	5,650

Gulf Coast Authority, Gulf Coast Waste Disposal Authority, Environment Facilities, ExxonMobil Corp. Rev., VRDO, 0.02%, 9/1/2021 (b)	3,200	3,200

Harris County Industrial Development Corp Exxon Corp Project Rev., VRDO, 0.02%, 9/1/2021 (b)	6,800	6,800

Houston Housing Finance Corp., Fairlake Cove Apartments Rev., VRDO, LOC: Citibank NA, 0.05%, 9/8/2021 (b)	1,500	1,500

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Subseries B-2, Rev., VRDO, 0.02%, 9/1/2021 (b)	8,455	8,455

Subseries B-4, Rev., VRDO, 0.02%, 9/1/2021 (b)	6,995	6,995

State of Texas, Veterans Housing Assistance Program GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 9/8/2021 (b)	6,525	6,525

		58,495

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 2.8%

Arlington County Industrial Development Authority, Multi-Family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 0.07%, 9/8/2021 (b)	14,330	14,330

Botetourt County Industrial Development Authority Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b)	7,400	7,400

Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC: Truist Bank, 0.01%, 9/1/2021 (b)	1,710	1,710

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.07%, 9/8/2021 (b)	650	650

		24,090

Washington — 0.7%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	4,075	4,075

Port of Tacoma, Subordinate Lien Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	2,000	2,000

		6,075

Wisconsin — 0.5%

Wisconsin Health and Educational Facilities Authority, Medical College Series 2008B, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	275	275

Wisconsin Housing and Economic Development Authority, Multi-Family Housing Series 2007A, Rev., VRDO, LIQ: FHLB, 0.04%, 9/8/2021 (b)	3,940	3,940

		4,215

Total Municipal Bonds (Cost $635,344)		635,344

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.8%

California — 1.1%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	10,000	10,000

Other — 8.5%

BlackRock MuniYield Quality Fund III, Inc. LIQ: TD Bank NA, 0.11%, 9/8/2021 # (c)	30,000	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — continued

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	24,200	24,200

		74,200

Pennsylvania — 1.2%

BlackRock MuniYield Pennsylvania Quality Fund LIQ: TD Bank NA, 0.10%, 9/8/2021 # (c)	10,000	10,000

Total Variable Rate Demand Preferred Shares (Cost $94,200)		94,200

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 13.9%

Commercial Paper — 13.9%

California Statewide Communities Development Authority Series B-5, 0.11%, 1/11/2022	4,150	4,150

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,000

Series D, 0.16%, 9/8/2021	4,000	4,000

Series 08-B, 0.16%, 10/5/2021	3,000	3,000

Series 9B-3, 0.17%, 10/6/2021	7,500	7,500

City and County of San Francisco, Tax Exempt Series A-4, 0.14%, 9/9/2021	15,000	15,000

City of Atlanta, Airport, Third Lien

Series K-2, 0.14%, 1/6/2022	17,624	17,624

Series K-2, 0.14%, 1/6/2022	4,419	4,419

Series J-2, 0.12%, 2/4/2022	4,454	4,454

City of Houston, Tax Exempt

Series A, 0.10%, 9/16/2021	10,000	10,000

Series A, 0.11%, 9/23/2021	10,000	10,000

County of Miami-Dade, Tax Exempt Series A-1, 0.11%, 9/1/2021	23,442	23,442

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Miami Dade College Foundation, Inc., Tax Exempt

0.09%, 10/1/2021	1,665	1,665

Series 2021, 0.09%, 10/1/2021	1,875	1,875

Total Commercial Paper (Cost $122,129)		122,129

Total Short-Term Investments (Cost $122,129)		122,129

Total Investments — 97.3% (Cost $851,673) *		851,673
Other Assets Less Liabilities — 2.7%		23,614

NET ASSETS — 100.0%		875,287

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.8%

California — 67.8%

Abag Finance Authority for Nonprofit Corp., Public Policy Institute of California Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (b)	900	900

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b)	2,860	2,860

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2021	115	116

Bonita Unified School District Series B, GO, 4.00%, 8/1/2022	160	166

Brentwood Union School District GO, 5.00%, 8/1/2022	150	157

Burlingame Financing Authority, Community Center Project Rev., 5.00%, 7/1/2022	200	208

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, Rev., 5.00%, 8/15/2022	100	105

California Infrastructure & Economic Development Bank, Columbia College Hollywood Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	545	545

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	1,425	1,425

California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series A, Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	250	250

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	5,910	5,910

Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,290	1,290

California Pollution Control Financing Authority, ExxonMobil Project Rev., VRDO, 0.02%, 9/1/2021 (b)	3,140	3,140

California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	300	308

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,010	2,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	1,790	1,790

Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (b)	1,030	1,030

City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Series A, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/1/2021 (b)	234	234

City of Los Angeles Rev., TRAN, 4.00%, 6/23/2022	520	536

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.06%, 9/8/2021 (b)	2,000	2,000

City of Santa Rosa, Wastewater Series 2016A, Rev., 5.00%, 9/1/2021	100	100

Clovis Unified School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	500	513

County of Monterey COP, 5.00%, 10/1/2021	220	221

County of Riverside, Teeter Plan Obligation Notes, Tax-Exempt Series 2020A, Rev., 0.50%, 10/21/2021	2,000	2,001

County of Solano COP, 5.00%, 11/1/2021	100	101

East Bay Municipal Utility District, Water System Series 2014A, Rev., 5.00%, 6/1/2022	200	207

Fresno County Financing Authority Rev., 5.00%, 4/1/2022	400	411

Imperial Irrigation District Electric System Series 2011D, Rev., 5.00%, 11/1/2021	175	176

Imperial Public Financing Authority, Wastewater Facility Rev., 3.25%, 10/15/2021	100	100

Irvine Ranch Water District

Series A, VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	1,335	1,335

Series B, VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	200	200

Lodi Public Financing Authority Series A, Rev., 4.00%, 10/1/2021	200	201

Los Angeles County Schools, Transportation Pooled Financing Program Series A, Rev., 2.00%, 6/1/2022	8,065	8,181

Los Angeles Department of Water and Power, Water System

Series 2019A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,490	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	845	845

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	100	100

Metropolitan Water District of Southern California, Waterworks

Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	945	945

Series B-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,200	1,200

Modesto Irrigation District, Domestic Water Project Series 2013G, Rev., AGM, 5.00%, 9/1/2021	100	100

Otay Water District Rev., 5.00%, 9/1/2021	100	100

Palmdale Elementary School District Series 2021A, GO, 4.00%, 8/1/2022	1,625	1,683

Pine Ridge Elementary School District GO, BAN, 4.00%, 2/1/2022	500	508

Placentia-Yorba Linda Unified School District COP, AGM, 4.00%, 10/1/2021	1,240	1,244

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-118, VRDO, LOC: Royal Bank of Canada, 0.17%, 10/1/2021 (b) (c)	2,000	2,000

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 4.00%, 6/1/2022	140	144

Sacramento County Sanitation Districts Financing Authority Rev., 5.00%, 12/1/2021	500	506

San Diego County Regional Transportation Commission, Sales Tax Series 2012A, Rev., 5.00%, 4/1/2022	275	283

San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/30/2022	500	516

San Diego Unified School District, Election of 2008 Series L-2, GO, 4.00%, 7/1/2022	135	139

San Francisco State Building Authority Series A, Rev., 4.00%, 12/1/2021	250	252

San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2022	200	205

San Jose Unified School District, Election of 2012 Series 2019F, GO, 4.00%, 8/1/2022	100	103

Southern California Public Power Authority, Magnolia Power Project Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	200	200

Southern California Public Power Authority, Southern Transmission Project

Series 2015A, Rev., 5.00%, 7/1/2022	265	276

Series 2018A, Rev., 5.00%, 7/1/2022	300	312

State of California GO, 5.00%, 9/1/2021	500	500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

State of California Department of Water Resources, Power Supply Series 2015O, Rev., 5.00%, 5/1/2022 (d)	345	356

State of California, Various Purpose GO, 5.00%, 5/1/2022	110	113

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1240, GO, VRDO, 0.02%, 9/8/2021 (b)	2,000	2,000

Series 2016-XX1040, VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	4,160	4,160

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.04%, 9/8/2021 (b) (c)	5,435	5,435

Series 2021-XF1238, Rev., VRDO, 0.04%, 9/8/2021 (b)	1,700	1,700

Series 2021-XG0306, GO, VRDO, LOC: Royal Bank of Canada, 0.04%, 9/8/2021 (b) (c)	3,300	3,300

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,230	2,230

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,265	5,265

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,080	3,080

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	1,000	1,000

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	3,000	3,000

Series 2020-XG0304, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	4,260	4,260

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,300	2,300

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	4,775	4,775

Series 2021-XF1219, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2021-XF1224, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	3,730	3,730

Series 2021-XG0313, GO, VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,590	1,590

Series 2020-XF2876, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	9,195	9,195

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2020-XL0155, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,250	4,250

Series 2020-YX1131, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,380	4,380

Series 2020-YX1153, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	7,105	7,105

Turlock Irrigation District Rev., 5.00%, 1/1/2022	100	102

University of California Series 2013AL-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,155	2,155

Total Municipal Bonds (Cost $161,509)		161,509

	SHARES (000)
Variable Rate Demand Preferred Shares — 6.7%

California — 6.7%

BlackRock MuniYield California Quality Fund, Inc. Series W7-1665, LIQ: TD Bank NA, 0.09%, 9/8/2021 # (c)	5,000	5,000

Nuveen California Quality Municipal Income Fund

Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	4,000	4,000

Series 1-1362, LIQ: Societe Generale, 0.11%, 9/8/2021 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $16,000)		16,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 26.1%

Commercial Paper — 26.1%

California Statewide Communities Development Authority, Tax Exempt

Series D, 0.16%, 9/8/2021	8,000	8,000

Series 08-C, 0.09%, 10/13/2021	3,000	3,000

City and County of San Francisco, LOC: U.S. Bank NA, 0.11%, 11/3/2021	2,000	2,000

City of Los Angeles, Wastewater System, Tax Exempt Series A-2, LOC: TD Bank NA, 0.06%, 10/7/2021	6,500	6,500

LA County, Tax Exempt Series B-TE, LOC: U.S. Bank NA, 0.06%, 9/15/2021	5,750	5,750

Municipal Improvement Corp. of Los Angeles, Tax Exempt

Series A-1, LOC: BMO Harris Bank NA, 0.07%, 10/7/2021	1,000	1,000

Series A-1, LOC: BMO Harris Bank NA, 0.08%, 10/7/2021	7,000	7,000

Series A-3, LOC: U.S. Bank NA, 0.08%, 10/14/2021	3,000	3,000

San Francisco City and County Public Utilities Commission Series A-1, LIQ: Bank of America NA, 0.06%, 9/15/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

San Francisco City and County Public Utilities Commission Wastewater Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	11,000	11,000

State of California

Series 11A5, LOC: U.S. Bank NA, 0.07%, 9/20/2021	2,000	2,000

Series A-4, LOC: TD Bank NA, 0.09%, 10/19/2021	5,000	5,000

State of California, Tax Exempt Series A-7, LOC: State Street Bank & Trust, 0.05%, 9/2/2021	2,000	2,000

Total Commercial Paper (Cost $62,250)		62,250

Total Short-Term Investments (Cost $62,250)		62,250

Total Investments — 100.6% (Cost $239,759) *		239,759

Liabilities in Excess of Other Assets — (0.6)%		(1,330)

NET ASSETS — 100.0%		238,429

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 87.4%

New York — 87.4%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.04%, 9/8/2021 (b)	2,380	2,380

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,001

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.07%, 9/8/2021 (b)	12,105	12,105

Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	5,300	5,300

Berlin Central School District GO, BAN, 1.00%, 6/29/2022	3,000	3,019

City of Hudson Series 2021A, GO, BAN, 1.00%, 6/24/2022	3,029	3,048

City of Ithaca

GO, BAN, 1.50%, 2/18/2022	5,000	5,031

GO, BAN, 1.00%, 7/22/2022	4,824	4,857

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	6,000	6,040

City of New York Subseries 2008L-4, GO, VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	300	300

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	355	355

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	3,670	3,670

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	400	400

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.02%, 9/1/2021 (b)	2,875	2,875

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	350	350

City of Peekskill GO, BAN, 1.00%, 8/25/2022	1,850	1,865

City of Troy GO, BAN, 1.50%, 7/29/2022	4,832	4,888

County of Chemung Series 2020B, GO, BAN, 1.25%, 10/15/2021	1,000	1,001

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,500	3,541

County of Columbia GO, BAN, 1.25%, 12/10/2021	3,035	3,044

County of Westchester Series 2021B, GO, TAN, 2.00%, 10/18/2021	500	501

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

East Bloomfield Central School District GO, BAN, 1.25%, 6/23/2022	5,353	5,396

Erie County Industrial Development Agency (The), Canisius High School Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	10,450	10,450

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.05%, 9/8/2021 (b)	2,755	2,755

Hancock Central School District GO, BAN, 1.00%, 7/21/2022	4,331	4,362

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,553

Metropolitan Transportation Authority

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.01%, 9/1/2021 (b)	340	340

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	420	420

Series 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	400	400

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	5,620	5,620

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	15,120	15,120

Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	6,000	6,000

New York City Housing Development Corp., Multi-Family Mortgage, Susan’s Court Series 2007A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	10,000	10,000

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.02%, 9/8/2021 (b)	200	200

New York City Housing Development Corp., Multi-Family Rent Housing Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	500	500

New York City Housing Development Corp., Multi-Family, 1090 Franklin Avenue Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	2,320	2,320

New York City Housing Development Corp., West 26th Street Development Series A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	1,575	1,575

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	300	300

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	2,550	2,550

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	25,800	25,800

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	160	160

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	6,695	6,695

New York City Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	925	925

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,815	1,815

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2007 Series CC-1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	615	615

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	13,195	13,195

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	7,825	7,825

Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	200	200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Subseries BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	350	350

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series EE, Subseries EE-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	600	600

New York State Dormitory Authority, Catholic Health System Series 2019B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	18,000	18,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	290	290

New York State Dormitory Authority, Columbia University

Series 2003 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	350	350

Series 2012A, Rev., 5.00%, 10/1/2021	770	773

New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	7,550	7,550

New York State Dormitory Authority, Fordham University Series A-2, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/8/2021 (b)	250	250

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.03%, 9/8/2021 (b)	1,740	1,740

New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	195	195

New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	11,695	11,695

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	2,700	2,700

Series 2010A-1, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	400	400

Series 2010A-3, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	3,700	3,700

Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	13,800	13,800

New York State Housing Finance Agency Series 2008-A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b)	2,900	2,900

New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, 29 Flatbush Avenue Housing

Series 2010A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	360	360

Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	165	165

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	81

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, 42nd and 10th Associates LLC

Series 2008A, Rev., VRDO, AMT, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	400	400

Series 2010A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	3,950	3,950

Series 2007A, Rev., VRDO, AMT, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	750	750

New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	520	520

New York State Housing Finance Agency, 600 West 42nd Street Housing Rev., VRDO, AMT, LOC: FNMA, 0.04%, 9/8/2021 (b)	2,160	2,160

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Series 2009A, Rev., VRDO, LOC: FHLMC, 0.03%, 9/8/2021 (b)	1,160	1,160

New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	585	585

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.03%, 9/8/2021 (b)	2,650	2,650

New York State Housing Finance Agency, Housing College Arms Apartments Series 2008A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	325	325

New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003 A, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	500	500

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	17,100	17,100

New York State Housing Finance Agency, Tribeca Green Housing Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/8/2021 (b)	8,895	8,895

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	5,000	5,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Rev., VRDO, LOC: HSBC Bank USA NA, 0.06%, 9/8/2021 (b)	3,850	3,850

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	12,800	12,800

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	6,600	6,600

Series 2018-XF2646, Rev., VRDO, 0.04%, 9/8/2021 (b)	1,340	1,340

Series 2020-ZF2918, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	2,430	2,430

Series 2020-ZF2919, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	2,500	2,500

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	4,335	4,335

Series 2021-XL0169, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	2,905	2,905

Series 2021-XM0939, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.04%, 9/8/2021 (b) (c)	6,400	6,400

Series 2016-ZM0129, Rev., VRDO, 0.05%, 9/8/2021 (b)	4,240	4,240

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,220	2,220

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 9/8/2021 (b) (c)	6,185	6,185

Series 2018-XF2656, Rev., VRDO, 0.05%, 9/8/2021 (b)	800	800

Series 2018-XM0692, Rev., VRDO, 0.05%, 9/8/2021 (b)	8,000	8,000

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	4,015	4,015

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,600	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	5,075	5,075

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,200	4,200

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	945	945

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 9/8/2021 (b) (c)	9,250	9,250

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,340	5,340

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	12,955	12,955

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	15,860	15,860

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	13,500	13,500

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,655	5,655

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,950	5,950

Series 2021-XF2935, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	14,605	14,605

Series 2021-XL0184, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	4,000	4,000

Series 2021-ZF1217, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	3,590	3,590

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	15,000	15,000

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,160	2,160

Series 2020-XF2910, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	7,730	7,730

Series 2020-XF2914, Rev., VRDO, BAN, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	22,640	22,640

Series 2020-XL0153, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,500	2,500

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,220	5,220

Town of Greece GO, BAN, 1.50%, 10/15/2021	1,000	1,001

Town of Riverhead Series 2021A, GO, BAN, 1.00%, 8/17/2022	2,900	2,921

Town of Sweden GO, BAN, 1.00%, 12/29/2021	2,000	2,005

Town of Vestal Series 2021A, GO, BAN, 1.00%, 5/6/2022	8,430	8,474

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Triborough Bridge and Tunnel Authority

Series 2002F, Rev., VRDO, LOC: Citibank NA, 0.01%, 9/1/2021 (b)	995	995

Subseries 2005B-4C, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	11,605	11,605

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2001C, Rev., VRDO, LOC: State Street Bank & Trust, 0.01%, 9/1/2021 (b)	5,400	5,400

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	6,030	6,030

Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	850	850

Union Springs Central School District GO, BAN, 0.75%, 4/29/2022	4,220	4,224

Victor Central School District Series 2020B, GO, BAN, 1.25%, 9/17/2021	2,560	2,561

Village of Hamburg GO, BAN, 1.00%, 7/21/2022	6,800	6,848

Village of Kings Point, Various Purpose GO, BAN, 1.00%, 7/22/2022	3,410	3,434

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,506	1,506

Village of Springville GO, BAN, 1.25%, 11/23/2021	2,000	2,003

Webutuck Central School District GO, BAN, 1.00%, 6/23/2022	4,825	4,855

Total Municipal Bonds (Cost $620,082)		620,082

	SHARES (000)
Variable Rate Demand Preferred Shares — 12.5%

New York — 12.5%

BlackRock MuniYield New York Quality Fund, Inc. Series W7-2477, LIQ: TD Bank NA, 0.10%, 9/8/2021 #(c)	40,000	40,000

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 #(c)	28,200	28,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 0.10%, 9/8/2021 #(c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $88,700)		88,700

Total Investments — 99.9% (Cost $708,782) *		708,782
Other Assets Less Liabilities — 0.1%		395

NET ASSETS — 100.0%		709,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	83

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$58,673,110	$2,028,738		$2,929,918
Repurchase agreements, at value	20,961,000	—		138,163
Cash	399,993	2		—	(a)
Receivables:
Investment securities sold	—	56,520		—
Interest from non-affiliates	9,072	1,564		352
Interest from affiliates	1	—		—

Total Assets	80,043,176	2,086,824		3,068,433

LIABILITIES:
Payables:
Distributions	2,280	25		199
Investment securities purchased	—	14,670		—
Accrued liabilities:
Investment advisory fees	3,347	36		65
Administration fees	2,254	24		44
Service fees	388	2		—
Custodian and accounting fees	363	29		32
Trustees’ and Chief Compliance Officer’s fees	39	—	(a)	2
Other	1,670	97		63

Total Liabilities	10,341	14,883		405

Net Assets	$80,032,835	$2,071,941		$3,068,028

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$80,032,748	$2,071,831	$3,067,814
Total distributable earnings (loss)	87	110	214

Total Net Assets	$80,032,835	$2,071,941	$3,068,028

Net Assets:
Academy	$1,108,084	$—	$—
Agency	1,431,292	16,794	—
Agency SL	—	—	3,068,028
Capital	50,189,516	128,702	—
Class C	606	—	—
Empower	15,026	—	—
IM	9,176,885	1,386,411	—
Institutional Class	16,009,645	540,034	—
Morgan	1,032,832	—	—
Premier	1,068,012	—	—
Reserve	937	—	—

Total	$80,032,835	$2,071,941	$3,068,028

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	1,107,462	—	—
Agency	1,430,151	16,785	—
Agency SL	—	—	3,067,931
Capital	50,165,450	128,633	—
Class C	605	—	—
Empower	15,019	—	—
IM	9,172,211	1,385,709	—
Institutional Class	16,001,549	539,763	—
Morgan	1,031,802	—	—
Premier	1,067,345	—	—
Reserve	937	—	—

Net Asset Value offering and redemption price per share
Academy	$1.0006	$—	$—
Agency	1.0008	1.0005	—
Agency SL	—	—	1.0000
Capital	1.0005	1.0005	—
Class C	1.0005	—	—
Empower	1.0004	—	—
IM	1.0005	1.0005	—
Institutional Class	1.0005	1.0005	—
Morgan	1.0010	—	—
Premier	1.0006	—	—
Reserve	1.0008	—	—

Cost of investments in non-affiliates	$58,668,067	$2,028,716	$2,929,735
Cost of repurchase agreements	20,961,000	—	138,163

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$6,616,304		$122,578,648	$11,774,168
Repurchase agreements, at value	884,000		123,848,340	12,422,285
Cash	15,000		5,302,737	797,424
Receivables:
Fund shares sold	—		69,341	—
Interest from non-affiliates	985		88,559	7,676
Interest from affiliates	—	(a)	13	2

Total Assets	7,516,289		251,887,638	25,001,555

LIABILITIES:
Payables:
Distributions	71		2,274	68
Investment securities purchased	—		4,874,290	—
Fund shares redeemed	—		66,843	—
Accrued liabilities:
Investment advisory fees	437		5,221	609
Administration fees	292		3,515	410
Service fees	103		1,028	3
Custodian and accounting fees	34		616	80
Trustees’ and Chief Compliance Officer’s fees	—		38	4
Other	252		1,356	185

Total Liabilities	1,189		4,955,181	1,359

Net Assets	$7,515,100		$246,932,457	$25,000,196

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,515,406	$246,935,274	$25,000,991
Total distributable earnings (loss)	(306)	(2,817)	(795)

Total Net Assets	$7,515,100	$246,932,457	$25,000,196

Net Assets:
Academy	$—	$7,797,755	$100
Agency	890,713	21,574,482	1,710,588
Capital	2,221,407	159,696,677	10,910,694
Class C	21,966	—	380,521
E*Trade	—	386,375	—
Empower	—	2,809,209	600,030
IM	—	9,201,074	120
Institutional Class	2,065,176	30,998,713	8,743,561
Investor	2,380	1,395,779	18,120
Morgan	522,666	2,167,045	477,255
Premier	1,786,105	4,849,598	2,129,677
Reserve	4,687	5,608,614	29,530
Service	—	447,136	—

Total	$7,515,100	$246,932,457	$25,000,196

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	7,797,860	100
Agency	890,728	21,574,689	1,710,623
Capital	2,221,423	159,698,562	10,911,054
Class C	21,968	—	380,531
E*Trade	—	386,380	—
Empower	—	2,809,236	600,045
IM	—	9,201,163	120
Institutional Class	2,065,224	30,999,052	8,743,853
Investor	2,380	1,395,818	18,121
Morgan	522,679	2,167,064	477,273
Premier	1,786,143	4,849,652	2,129,737
Reserve	4,688	5,608,637	29,532
Service	—	447,141	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$6,616,304	$122,578,648	$11,774,168
Cost of repurchase agreements	884,000	123,848,340	12,422,285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,219,422		$97,803,331	$8,042,256
Cash	70,946		1,574,863	2
Receivables:
Due from custodian	—		—	5,510
Investment securities sold	—		—	6,030
Investment securities sold — delayed delivery securities	—		—	455
Fund shares sold	1,391		—	—
Interest from non-affiliates	504		11,383	5,265
Interest from affiliates	—	(a)	4	—

Total Assets	2,292,263		99,389,581	8,059,518

LIABILITIES:
Payables:
Distributions	5		298	80
Investment securities purchased	—		3,999,554	30,010
Fund shares redeemed	483		—	—
Accrued liabilities:
Investment advisory fees	36		2,016	190
Administration fees	24		1,358	128
Service fees	—		16	15
Custodian and accounting fees	11		280	42
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	1
Other	143		2,056	152

Total Liabilities	702		4,005,579	30,618

Net Assets	$2,291,561		$95,384,002	$8,028,900

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$2,291,713	$95,384,203	$8,028,875
Total distributable earnings (loss)	(152)	(201)	25

Total Net Assets	$2,291,561	$95,384,002	$8,028,900

Net Assets:
Academy	$—	$147,400	$—
Agency	167,555	3,683,612	297,283
Capital	—	59,584,234	—
Empower	—	517,538	—
IM	—	1,573	—
Institutional Class	1,944,755	24,031,615	5,759,983
Morgan	51,332	2,197,433	18,931
Premier	127,919	2,020,399	390,643
Reserve	—	3,200,198	1,562,060

Total	$2,291,561	$95,384,002	$8,028,900

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	147,400	—
Agency	167,599	3,683,621	297,265
Capital	—	59,584,286	—
Empower	—	517,538	—
IM	—	1,573	—
Institutional Class	1,945,126	24,031,657	5,759,627
Morgan	51,339	2,197,436	18,930
Premier	127,942	2,020,403	390,620
Reserve	—	3,200,200	1,561,980
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$2,219,422	$97,803,331	$8,042,256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$851,673	$239,759	$708,782
Cash	5	4	5
Receivables:
Investment securities sold	23,355	190	—
Investment securities sold — delayed delivery securities	110	100	—
Interest from non-affiliates	737	161	471
Due from adviser	—	9	—

Total Assets	875,880	240,223	709,258

LIABILITIES:
Payables:
Distributions	4	2	6
Investment securities purchased	—	1,683	—
Accrued liabilities:
Investment advisory fees	35	—	7
Administration fees	23	—	4
Service fees	1	1	1
Custodian and accounting fees	11	8	11
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)
Other	519	100	52

Total Liabilities	593	1,794	81

Net Assets	$875,287	$238,429	$709,177

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$875,128	$238,420	$709,169
Total distributable earnings (loss)	159	9	8

Total Net Assets	$875,287	$238,429	$709,177

Net Assets:
Agency	$36,515	$3,026	$67,716
Institutional Class	732,006	94,530	477,412
Morgan	31,145	5,146	51,924
Premier	52,206	125,770	107,133
Reserve	—	—	1,941
Service	23,415	9,957	3,051

Total	$875,287	$238,429	$709,177

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	36,505	3,024	67,714
Institutional Class	731,873	94,485	477,394
Morgan	31,137	5,144	51,922
Premier	52,194	125,716	107,123
Reserve	—	—	1,941
Service	23,410	9,952	3,051

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$851,673	$239,759	$708,782

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$68,388	$851	$2,515
Interest income from affiliates	206	—	—

Total investment income	68,594	851	2,515

EXPENSES:
Investment advisory fees	30,893	686	1,218
Administration fees	18,224	404	718
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	25,626	286	—
Custodian and accounting fees	823	77	94
Interest expense to affiliates	—	— (a)	—
Professional fees	373	31	40
Trustees’ and Chief Compliance Officer’s fees	130	15	18
Printing and mailing costs	25	4	5
Registration and filing fees	216	61	50
Transfer agency fees (See Note 2.F.)	923	75	42
Other	134	9	12

Total expenses	77,371	1,648	2,197

Less fees waived	(35,000)	(920)	(1,283)
Less expense reimbursements	(39)	(10)	—

Net expenses	42,332	718	914

Net investment income (loss)	26,262	133	1,601

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	128	61	— (a)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(3,185)	(86)	(243)

Net realized/unrealized gains (losses)	(3,057)	(25)	(243)

Change in net assets resulting from operations	$23,205	$108	$1,358

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,176	$80,323	$8,027
Interest income from affiliates	8	2,080	348
Income from interfund lending (net)	29	—	—

Total investment income	9,213	82,403	8,375

EXPENSES:
Investment advisory fees	3,878	92,853	11,220
Administration fees	2,280	54,825	6,615
Distribution fees (See Note 4)	408	5,653	1,746
Service fees (See Note 4)	7,099	88,317	13,670
Custodian and accounting fees	126	1,430	238
Professional fees	72	866	145
Trustees’ and Chief Compliance Officer’s fees	25	294	50
Printing and mailing costs	34	342	10
Registration and filing fees	310	598	185
Transfer agency fees (See Note 2.F.)	147	1,986	267
Other	34	307	68

Total expenses	14,413	247,471	34,214

Less fees waived	(6,318)	(191,474)	(27,252)

Net expenses	8,095	55,997	6,962

Net investment income (loss)	1,118	26,406	1,413

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	17	666	19

Change in net assets resulting from operations	$1,135	$27,072	$1,432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$784	$25,682	$4,805
Interest income from affiliates	13	817	—	(a)

Total investment income	797	26,499	4,805

EXPENSES:
Investment advisory fees	978	40,585	3,357
Administration fees	576	23,954	1,977
Distribution fees (See Note 4)	26	5,201	1,943
Service fees (See Note 4)	1,487	43,154	6,286
Custodian and accounting fees	36	820	109
Interest expense to affiliates	—	—	—	(a)
Professional fees	34	500	64
Trustees’ and Chief Compliance Officer’s fees	16	129	23
Printing and mailing costs	56	126	16
Registration and filing fees	35	305	113
Transfer agency fees (See Note 2.F.)	45	975	83
Other	7	308	25

Total expenses	3,296	116,057	13,996

Less fees waived	(2,572)	(92,457)	(9,816)

Net expenses	724	23,600	4,180

Net investment income (loss)	73	2,899	625

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	25	260	41

Change in net assets resulting from operations	$98	$3,159	$666

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$721	$149		$551

Total investment income	721	149		551

EXPENSES:
Investment advisory fees	396	106		300
Administration fees	233	63		177
Distribution fees (See Note 4)	92	36		41
Service fees (See Note 4)	640	268		557
Custodian and accounting fees	33	25		28
Interest expense to affiliates	1	—	(a)	—
Professional fees	26	24		26
Trustees’ and Chief Compliance Officer’s fees	13	13		14
Printing and mailing costs	8	—	(a)	2
Registration and filing fees	152	43		52
Transfer agency fees (See Note 2.F.)	11	5		18
Other	7	4		6

Total expenses	1,612	587		1,221

Less fees waived	(971)	(437)		(725)
Less expense reimbursements	—	(16)		—

Net expenses	641	134		496

Net investment income (loss)	80	15		55

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	3	32		32

Change in net assets resulting from operations	$83	$47		$87

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,262	$221,473	$133	$3,794
Net realized gain (loss)	128	(4,387)	61	38
Change in net unrealized appreciation/depreciation	(3,185)	(13,881)	(86)	27

Change in net assets resulting from operations	23,205	203,205	108	3,859

DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(454)	(5,115)	—	—
Agency	(43)	(6,701)	(1)	(109)
Capital	(17,672)	(125,957)	(11)	(969)
Class C	— (a)	— (a)	—	—
Empower (b)	— (a)	— (a)	—	—
IM	(3,052)	(21,519)	(99)	(1,844)
Institutional Class	(4,968)	(54,268)	(23)	(885)
Morgan	(36)	(3,813)	—	—
Premier	(36)	(4,287)	—	—
Reserve	— (a)	(7)	—	—

Total distributions to shareholders	(26,261)	(221,667)	(134)	(3,807)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,391,618	11,621,607	866,716	234,831

NET ASSETS:
Change in net assets	5,388,562	11,603,145	866,690	234,883
Beginning of period	74,644,273	63,041,128	1,205,251	970,368

End of period	$80,032,835	$74,644,273	$2,071,941	$1,205,251

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,601	$14,791	$1,118	$29,986
Net realized gain (loss)	— (a)	32	17	(105)
Change in net unrealized appreciation/depreciation	(243)	(388)	—	—

Change in net assets resulting from operations	1,358	14,435	1,135	29,881

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(69)	(4,177)
Agency SL	(1,601)	(14,799)	—	—
Capital	—	—	(620)	(8,499)
Class C	—	—	(2)	(23)
Institutional Class	—	—	(259)	(10,443)
Investor	—	—	— (a)	(5)
Morgan	—	—	(37)	(1,023)
Premier	—	—	(132)	(5,822)
Reserve	—	—	— (a)	(5)

Total distributions to shareholders	(1,601)	(14,799)	(1,119)	(29,997)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	899,684	(1,286,873)	(4,628,805)	1,377,345

NET ASSETS:
Change in net assets	899,441	(1,287,237)	(4,628,789)	1,377,229
Beginning of period	2,168,587	3,455,824	12,143,889	10,766,660

End of period	$3,068,028	$2,168,587	$7,515,100	$12,143,889

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,406	$227,359	$1,413	$37,726
Net realized gain (loss)	666	2,189	19	147

Change in net assets resulting from operations	27,072	229,548	1,432	37,873

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	(943)	(943)	(2)	— (b)
Agency	(482)	(14,865)	(45)	(1,871)
Capital	(21,840)	(155,537)	(879)	(18,293)
Class C	—	—	(2)	(66)
E*Trade	(12)	(91)	—	—
Empower (c)	(241)	(3)	(20)	— (b)
IM	(1,097)	(11,890)	(1)	(59)
Institutional Class	(1,615)	(40,132)	(409)	(16,365)
Investor	(3)	(408)	— (b)	(14)
Morgan	(7)	(1,050)	(4)	(280)
Premier	(162)	(2,239)	(53)	(777)
Reserve	(1)	(9)	— (b)	(2)
Service	(2)	(192)	—	—

Total distributions to shareholders	(26,405)	(227,359)	(1,415)	(37,727)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,801,914	59,925,595	(5,047,162)	(1,070,505)

NET ASSETS:
Change in net assets	27,802,581	59,927,784	(5,047,145)	(1,070,359)
Beginning of period	219,129,876	159,202,092	30,047,341	31,117,700

End of period	$246,932,457	$219,129,876	$25,000,196	$30,047,341

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73	$4,526	$2,899	$111,634
Net realized gain (loss)	25	103	260	349

Change in net assets resulting from operations	98	4,629	3,159	111,983

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	—	—	(2)	— (b)
Agency	(7)	(416)	(111)	(4,948)
Capital	—	—	(1,966)	(68,689)
Empower (c)	—	—	(13)	— (b)
IM	—	—	— (b)	(139)
Institutional Class	(61)	(4,032)	(728)	(34,267)
Morgan	— (b)	(26)	(9)	(1,042)
Premier	(4)	(165)	(59)	(1,692)
Reserve	—	—	(12)	(858)

Total distributions to shareholders	(72)	(4,639)	(2,900)	(111,635)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(623,572)	(153,564)	1,568,883	27,696,843

NET ASSETS:
Change in net assets	(623,546)	(153,574)	1,569,142	27,697,191
Beginning of period	2,915,107	3,068,681	93,814,860	66,117,669

End of period	$2,291,561	$2,915,107	$95,384,002	$93,814,860

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$625	$33,548	$80	$4,364
Net realized gain (loss)	41	326	3	240

Change in net assets resulting from operations	666	33,874	83	4,604

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(10)	(2,119)	(1)	(392)
Institutional Class	(555)	(27,418)	(74)	(3,533)
Morgan	(1)	(38)	(1)	(97)
Premier	(13)	(1,861)	(2)	(326)
Reserve	(46)	(2,180)	—	—
Service	—	—	(1)	(93)

Total distributions to shareholders	(625)	(33,616)	(79)	(4,441)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,298,082)	(3,194,896)	(161,486)	(1,003,518)

NET ASSETS:
Change in net assets	(1,298,041)	(3,194,638)	(161,482)	(1,003,355)
Beginning of period	9,326,941	12,521,579	1,036,769	2,040,124

End of period	$8,028,900	$9,326,941	$875,287	$1,036,769

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15	$1,201	$55	$5,169
Net realized gain (loss)	32	4	32	35

Change in net assets resulting from operations	47	1,205	87	5,204

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	— (a)	(96)	(2)	(616)
Institutional Class	(12)	(768)	(48)	(3,505)
Morgan	— (a)	(14)	(2)	(148)
Premier	(4)	(315)	(3)	(1,128)
Reserve	—	—	— (a)	(2)
Service	— (a)	(29)	— (a)	(12)

Total distributions to shareholders	(16)	(1,222)	(55)	(5,411)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(61,235)	(277,067)	(53,353)	(1,939,822)

NET ASSETS:
Change in net assets	(61,204)	(277,084)	(53,321)	(1,940,029)
Beginning of period	299,633	576,717	762,498	2,702,527

End of period	$238,429	$299,633	$709,177	$762,498

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,495,969	$10,812,924	$—	$—
Distributions reinvested	285	4,954	—	—
Cost of shares redeemed	(1,400,098)	(9,958,527)	—	—

Change in net assets resulting from Academy capital transactions	96,156	859,351	—	—

Agency
Proceeds from shares issued	78,984,987	193,502,553	100	92,536
Distributions reinvested	5	905	—	—
Cost of shares redeemed	(79,046,516)	(194,527,084)	(6,469)	(111,100)

Change in net assets resulting from Agency capital transactions	(61,524)	(1,023,626)	(6,369)	(18,564)

Capital
Proceeds from shares issued	101,730,578	209,438,972	133,487	910,083
Distributions reinvested	8,553	50,747	— (a)	5
Cost of shares redeemed	(94,415,548)	(200,291,129)	(42,668)	(1,100,429)

Change in net assets resulting from Capital capital transactions	7,323,583	9,198,590	90,819	(190,341)

Class C
Proceeds from shares issued	27	144	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	(156)	(216)	—	—

Change in net assets resulting from Class C capital transactions	(129)	(72)	—	—

Empower (b)
Proceeds from shares issued	15,001	25	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	—	—	—

Change in net assets resulting from Empower capital transactions	15,001	25	—	—

IM
Proceeds from shares issued	34,285,801	63,328,864	4,587,309	10,095,234
Distributions reinvested	45	424	—	1
Cost of shares redeemed	(32,624,587)	(61,356,133)	(3,866,850)	(9,820,586)

Change in net assets resulting from IM capital transactions	1,661,259	1,973,155	720,459	274,649

Institutional Class
Proceeds from shares issued	43,118,207	109,426,840	1,882,309	3,710,832
Distributions reinvested	850	9,243	2	12
Cost of shares redeemed	(46,172,273)	(105,976,352)	(1,820,504)	(3,541,757)

Change in net assets resulting from Institutional Class capital transactions	(3,053,216)	3,459,731	61,807	169,087

Morgan
Proceeds from shares issued	98,254,883	361,658,306	—	—
Distributions reinvested	10	289	—	—
Cost of shares redeemed	(98,575,285)	(363,184,162)	—	—

Change in net assets resulting from Morgan capital transactions	(320,392)	(1,525,567)	—	—

Premier
Proceeds from shares issued	15,910,251	64,986,438	—	—
Distributions reinvested	1	156	—	—
Cost of shares redeemed	(16,179,226)	(66,295,646)	—	—

Change in net assets resulting from Premier capital transactions	(268,974)	(1,309,052)	—	—

Reserve
Proceeds from shares issued	— (a)	223,787	—	—
Distributions reinvested	— (a)	1	—	—
Cost of shares redeemed	(146)	(234,716)	—	—

Change in net assets resulting from Reserve capital transactions	(146)	(10,928)	—	—

Total change in net assets resulting from capital transactions	$5,391,618	$11,621,607	$866,716	$234,831

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy
Issued	1,495,103	10,806,224	—	—
Reinvested	285	4,950	—	—
Redeemed	(1,399,286)	(9,950,246)	—	—

Change in Academy Shares	96,102	860,928	—	—

Agency
Issued	78,921,334	193,317,779	100	92,498
Reinvested	5	904	—	—
Redeemed	(78,982,840)	(194,342,963)	(6,466)	(111,041)

Change in Agency Shares	(61,501)	(1,024,280)	(6,366)	(18,543)

Capital
Issued	101,680,967	209,314,230	133,411	909,700
Reinvested	8,548	50,715	— (a)	5
Redeemed	(94,369,465)	(200,185,491)	(42,646)	(1,099,996)

Change in Capital Shares	7,320,050	9,179,454	90,765	(190,291)

Class C
Issued	27	144	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(156)	(216)	—	—

Change in Class C Shares	(129)	(72)	—	—

Empower (b)
Issued	14,994	25	—	—
Reinvested	— (a)	— (a)	—	—

Change in Empower Shares	14,994	25	—	—

IM
Issued	34,268,578	63,290,845	4,585,020	10,089,303
Reinvested	45	424	—	1
Redeemed	(32,608,099)	(61,318,187)	(3,864,919)	(9,815,078)

Change in IM Shares	1,660,524	1,973,082	720,101	274,226

Institutional Class
Issued	43,097,138	109,359,201	1,881,369	3,708,890
Reinvested	850	9,237	2	12
Redeemed	(46,149,629)	(105,914,893)	(1,819,601)	(3,540,013)

Change in Institutional Class Shares	(3,051,641)	3,453,545	61,770	168,889

Morgan
Issued	98,155,016	361,242,207	—	—
Reinvested	10	288	—	—
Redeemed	(98,475,114)	(362,768,920)	—	—

Change in Morgan Shares	(320,088)	(1,526,425)	—	—

Premier
Issued	15,900,373	64,934,609	—	—
Reinvested	1	156	—	—
Redeemed	(16,169,196)	(66,243,682)	—	—

Change in Premier Shares	(268,822)	(1,308,917)	—	—

Reserve
Issued	— (a)	223,644	—	—
Reinvested	— (a)	1	—	—
Redeemed	(146)	(234,570)	—	—

Change in Reserve Shares	(146)	(10,925)	—	—

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$224,604	$2,558,142
Distributions reinvested	—	—	30	1,694
Cost of shares redeemed	—	—	(568,724)	(2,777,765)

Change in net assets resulting from Agency capital transactions	—	—	(344,090)	(217,929)

Agency SL
Proceeds from shares issued	14,155,300	28,133,590	—	—
Cost of shares redeemed	(13,255,616)	(29,420,463)	—	—

Change in net assets resulting from Agency SL capital transactions	899,684	(1,286,873)	—	—

Capital
Proceeds from shares issued	—	—	1,028,491	8,655,873
Distributions reinvested	—	—	211	3,477
Cost of shares redeemed	—	—	(3,614,106)	(6,148,396)

Change in net assets resulting from Capital capital transactions	—	—	(2,585,404)	2,510,954

Class C
Proceeds from shares issued	—	—	2,129	65,821
Distributions reinvested	—	—	2	23
Cost of shares redeemed	—	—	(13,985)	(50,447)

Change in net assets resulting from Class C capital transactions	—	—	(11,854)	15,397

Institutional Class
Proceeds from shares issued	—	—	423,111	4,789,318
Distributions reinvested	—	—	47	2,591
Cost of shares redeemed	—	—	(1,413,800)	(5,148,812)

Change in net assets resulting from Institutional Class capital transactions	—	—	(990,642)	(356,903)

Investor
Proceeds from shares issued	—	—	4,316	4,376
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(8,125)	(6,096)

Change in net assets resulting from Investor capital transactions	—	—	(3,809)	(1,715)

Morgan
Proceeds from shares issued	—	—	136,317	774,116
Distributions reinvested	—	—	37	1,010
Cost of shares redeemed	—	—	(241,230)	(690,894)

Change in net assets resulting from Morgan capital transactions	—	—	(104,876)	84,232

Premier
Proceeds from shares issued	—	—	464,915	5,412,304
Distributions reinvested	—	—	57	2,611
Cost of shares redeemed	—	—	(1,052,128)	(6,073,471)

Change in net assets resulting from Premier capital transactions	—	—	(587,156)	(658,556)

Reserve
Proceeds from shares issued	—	—	623	3,931
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(1,597)	(2,071)

Change in net assets resulting from Reserve capital transactions	—	—	(974)	1,865

Total change in net assets resulting from capital transactions	$899,684	$(1,286,873)	$(4,628,805)	$1,377,345

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	—	—	224,604	2,558,142
Reinvested	—	—	30	1,694
Redeemed	—	—	(568,724)	(2,777,765)

Change in Agency Shares	—	—	(344,090)	(217,929)

Agency SL
Issued	14,154,409	28,129,071	—	—
Redeemed	(13,254,847)	(29,415,847)	—	—

Change in Agency SL Shares	899,562	(1,286,776)	—	—

Capital
Issued	—	—	1,028,491	8,655,873
Reinvested	—	—	211	3,477
Redeemed	—	—	(3,614,106)	(6,148,396)

Change in Capital Shares	—	—	(2,585,404)	2,510,954

Class C
Issued	—	—	2,129	65,821
Reinvested	—	—	2	23
Redeemed	—	—	(13,985)	(50,447)

Change in Class C Shares	—	—	(11,854)	15,397

Institutional Class
Issued	—	—	423,111	4,789,318
Reinvested	—	—	47	2,591
Redeemed	—	—	(1,413,800)	(5,148,812)

Change in Institutional Class Shares	—	—	(990,642)	(356,903)

Investor
Issued	—	—	4,316	4,376
Reinvested	—	—	— (a)	5
Redeemed	—	—	(8,125)	(6,096)

Change in Investor Shares	—	—	(3,809)	(1,715)

Morgan
Issued	—	—	136,317	774,116
Reinvested	—	—	37	1,010
Redeemed	—	—	(241,230)	(690,894)

Change in Morgan Shares	—	—	(104,876)	84,232

Premier
Issued	—	—	464,915	5,412,304
Reinvested	—	—	57	2,611
Redeemed	—	—	(1,052,128)	(6,073,471)

Change in Premier Shares	—	—	(587,156)	(658,556)

Reserve
Issued	—	—	623	3,931
Reinvested	—	—	— (a)	5
Redeemed	—	—	(1,597)	(2,071)

Change in Reserve Shares	—	—	(974)	1,865

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$32,976,020	$12,944,824	$323,000	$17,600
Distributions reinvested	671	681	2	— (b)
Cost of shares redeemed	(28,868,438)	(9,341,057)	(340,502)	—

Change in net assets resulting from Academy capital transactions	4,108,253	3,604,448	(17,500)	17,600

Agency
Proceeds from shares issued	915,861,690	1,600,808,292	69,609,008	152,635,506
Distributions reinvested	17	512	6	241
Cost of shares redeemed	(910,436,045)	(1,598,792,375)	(69,763,709)	(152,514,765)

Change in net assets resulting from Agency capital transactions	5,425,662	2,016,429	(154,695)	120,982

Capital
Proceeds from shares issued	896,275,399	1,460,504,688	75,350,195	165,049,187
Distributions reinvested	10,651	78,945	421	6,742
Cost of shares redeemed	(879,774,352)	(1,403,663,957)	(77,979,277)	(161,462,580)

Change in net assets resulting from Capital capital transactions	16,511,698	56,919,676	(2,628,661)	3,593,349

Class C
Proceeds from shares issued	—	—	331,874	368,506
Distributions reinvested	—	—	2	66
Cost of shares redeemed	—	—	(344,902)	(267,852)

Change in net assets resulting from Class C capital transactions	—	—	(13,026)	100,720

E*Trade
Proceeds from shares issued	180,139	347,481	—	—
Distributions reinvested	12	91	—	—
Cost of shares redeemed	(198,533)	(241,169)	—	—

Change in net assets resulting from E*Trade capital transactions	(18,382)	106,403	—	—

Empower (c)
Proceeds from shares issued	2,375,000	500,025	600,000	25
Distributions reinvested	208	3	20	— (b)
Cost of shares redeemed	(66,029)	—	(15)	—

Change in net assets resulting from Empower capital transactions	2,309,179	500,028	600,005	25

IM
Proceeds from shares issued	32,142,240	55,334,290	114,240	162,293
Distributions reinvested	151	1,164	— (b)	—
Cost of shares redeemed	(30,258,649)	(55,462,128)	(138,396)	(175,446)

Change in net assets resulting from IM capital transactions	1,883,742	(126,674)	(24,156)	(13,153)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	216,590,063	499,546,688	32,675,740	111,052,658
Distributions reinvested	411	10,718	187	4,900
Cost of shares redeemed	(225,200,486)	(503,195,206)	(35,987,565)	(115,889,477)

Change in net assets resulting from Institutional Class capital transactions	(8,610,012)	(3,637,800)	(3,311,638)	(4,831,919)

Investor
Proceeds from shares issued	5,752,128	716,851	113,024	309,268
Distributions reinvested	3	408	— (b)	— (b)
Cost of shares redeemed	(5,199,286)	(559,132)	(111,508)	(322,601)

Change in net assets resulting from Investor capital transactions	552,845	158,127	1,516	(13,333)

Morgan
Proceeds from shares issued	130,842,676	290,553,607	53,129,304	95,567,595
Distributions reinvested	3	384	1	27
Cost of shares redeemed	(130,546,363)	(290,747,454)	(53,088,233)	(95,866,297)

Change in net assets resulting from Morgan capital transactions	296,316	(193,463)	41,072	(298,675)

Premier
Proceeds from shares issued	102,302,899	161,795,078	14,799,488	28,900,319
Distributions reinvested	15	310	17	350
Cost of shares redeemed	(102,474,158)	(160,870,362)	(14,364,552)	(28,645,366)

Change in net assets resulting from Premier capital transactions	(171,244)	925,026	434,953	255,303

Reserve
Proceeds from shares issued	14,197,247	457,562	661,068	333,712
Distributions reinvested	1	9	— (b)	2
Cost of shares redeemed	(8,616,049)	(450,986)	(636,100)	(335,118)

Change in net assets resulting from Reserve capital transactions	5,581,199	6,585	24,968	(1,404)

Service
Proceeds from shares issued	32,815	216,977	—	—
Distributions reinvested	2	192	—	—
Cost of shares redeemed	(100,159)	(570,359)	—	—

Change in net assets resulting from Service capital transactions	(67,342)	(353,190)	—	—

Total change in net assets resulting from capital transactions	$27,801,914	$59,925,595	$(5,047,162)	$(1,070,505)

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	32,976,020	12,944,824	323,000	17,600
Reinvested	671	681	2	— (b)
Redeemed	(28,868,305)	(9,341,057)	(340,502)	—

Change in Academy Shares	4,108,386	3,604,448	(17,500)	17,600

Agency
Issued	915,861,690	1,600,808,292	69,608,992	152,635,506
Reinvested	17	512	6	241
Redeemed	(910,435,851)	(1,598,792,375)	(69,763,709)	(152,514,765)

Change in Agency Shares	5,425,856	2,016,429	(154,711)	120,982

Capital
Issued	896,275,399	1,460,504,688	75,350,189	165,049,187
Reinvested	10,651	78,945	421	6,742
Redeemed	(879,773,902)	(1,403,663,957)	(77,979,083)	(161,462,580)

Change in Capital Shares	16,512,148	56,919,676	(2,628,473)	3,593,349

Class C
Issued	—	—	331,874	368,506
Reinvested	—	—	2	66
Redeemed	—	—	(344,898)	(267,852)

Change in Class C Shares	—	—	(13,022)	100,720

E*Trade
Issued	180,139	347,481	—	—
Reinvested	12	91	—	—
Redeemed	(198,529)	(241,169)	—	—

Change in E*Trade Shares	(18,378)	106,403	—	—

Empower (c)
Issued	2,375,000	500,025	600,000	25
Reinvested	208	3	20	— (b)
Redeemed	(66,000)	—	—	—

Change in Empower Shares	2,309,208	500,028	600,020	25

IM
Issued	32,142,192	55,334,290	114,240	162,293
Reinvested	151	1,164	— (b)	—
Redeemed	(30,258,649)	(55,462,128)	(138,396)	(175,446)

Change in IM Shares	1,883,694	(126,674)	(24,156)	(13,153)

Institutional Class
Issued	216,589,236	499,546,688	32,675,516	111,052,658
Reinvested	411	10,718	187	4,900
Redeemed	(225,200,486)	(503,195,206)	(35,987,547)	(115,889,477)

Change in Institutional Class Shares	(8,610,839)	(3,637,800)	(3,311,844)	(4,831,919)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS: (continued)
Investor
Issued	5,752,128	716,851	113,024	309,268
Reinvested	3	408	— (b)	— (b)
Redeemed	(5,199,273)	(559,132)	(111,508)	(322,601)

Change in Investor Shares	552,858	158,127	1,516	(13,333)

Morgan
Issued	130,842,676	290,553,607	53,129,296	95,567,595
Reinvested	3	384	1	27
Redeemed	(130,546,311)	(290,747,454)	(53,088,233)	(95,866,297)

Change in Morgan Shares	296,368	(193,463)	41,064	(298,675)

Premier
Issued	102,302,899	161,795,078	14,799,488	28,900,319
Reinvested	15	310	17	350
Redeemed	(102,474,136)	(160,870,362)	(14,364,530)	(28,645,366)

Change in Premier Shares	(171,222)	925,026	434,975	255,303

Reserve
Issued	14,197,247	457,562	661,058	333,712
Reinvested	1	9	— (b)	2
Redeemed	(8,616,025)	(450,986)	(636,088)	(335,118)

Change in Reserve Shares	5,581,223	6,585	24,970	(1,404)

Service
Issued	32,769	216,977	—	—
Reinvested	2	192	—	—
Redeemed	(100,159)	(570,359)	—	—

Change in Service Shares	(67,388)	(353,190)	—	—

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$—	$—	$424,200	$49,400
Distributions reinvested	—	—	— (b)	— (b)
Cost of shares redeemed	—	—	(294,400)	(31,800)

Change in net assets resulting from Academy capital transactions	—	—	129,800	17,600

Agency
Proceeds from shares issued	500,887	2,560,354	222,436,366	463,009,206
Distributions reinvested	2	121	15	589
Cost of shares redeemed	(652,094)	(2,484,434)	(222,940,692)	(463,019,159)

Change in net assets resulting from Agency capital transactions	(151,205)	76,041	(504,311)	(9,364)

Capital
Proceeds from shares issued	—	—	126,602,917	382,146,647
Distributions reinvested	—	—	936	26,787
Cost of shares redeemed	—	—	(125,386,056)	(356,770,899)

Change in net assets resulting from Capital capital transactions	—	—	1,217,797	25,402,535

Empower (c)
Proceeds from shares issued	—	—	517,500	25
Distributions reinvested	—	—	13	— (b)

Change in net assets resulting from Empower capital transactions	—	—	517,513	25

IM
Proceeds from shares issued	—	—	25,952	431,773
Distributions reinvested	—	—	— (b)	139
Cost of shares redeemed	—	—	(24,606)	(443,570)

Change in net assets resulting from IM capital transactions	—	—	1,346	(11,658)

Institutional Class
Proceeds from shares issued	3,002,468	12,654,908	47,801,184	113,569,290
Distributions reinvested	34	1,394	129	8,195
Cost of shares redeemed	(3,402,056)	(12,884,383)	(47,867,589)	(111,762,217)

Change in net assets resulting from Institutional Class capital transactions	(399,554)	(228,081)	(66,276)	1,815,268

Morgan
Proceeds from shares issued	35,675	88,923	31,633,049	75,789,478
Distributions reinvested	— (b)	24	7	786
Cost of shares redeemed	(37,890)	(70,128)	(31,687,248)	(75,562,104)

Change in net assets resulting from Morgan capital transactions	(2,215)	18,819	(54,192)	228,160

Premier
Proceeds from shares issued	284,636	1,306,694	4,055,335	12,237,468
Distributions reinvested	2	60	13	244
Cost of shares redeemed	(355,236)	(1,327,097)	(4,034,952)	(12,774,776)

Change in net assets resulting from Premier capital transactions	(70,598)	(20,343)	20,396	(537,064)

Reserve
Proceeds from shares issued	—	—	7,193,850	16,083,935
Distributions reinvested	—	—	— (b)	16
Cost of shares redeemed	—	—	(6,887,040)	(15,292,610)

Change in net assets resulting from Reserve capital transactions	—	—	306,810	791,341

Total change in net assets resulting from capital transactions	$(623,572)	$(153,564)	$1,568,883	$27,696,843

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	—	—	424,200	49,400
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(294,400)	(31,800)

Change in Academy Shares	—	—	129,800	17,600

Agency
Issued	500,887	2,560,350	222,436,366	463,009,202
Reinvested	2	121	15	589
Redeemed	(652,094)	(2,484,420)	(222,940,692)	(463,019,159)

Change in Agency Shares	(151,205)	76,051	(504,311)	(9,368)

Capital
Issued	—	—	126,602,918	382,146,647
Reinvested	—	—	937	26,787
Redeemed	—	—	(125,386,056)	(356,770,851)

Change in Capital Shares	—	—	1,217,799	25,402,583

Empower (c)
Issued	—	—	517,500	25
Reinvested	—	—	13	— (b)

Change in Empower Shares	—	—	517,513	25

IM
Issued	—	—	25,952	431,781
Reinvested	—	—	— (b)	131
Redeemed	—	—	(24,606)	(443,570)

Change in IM Shares	—	—	1,346	(11,658)

Institutional Class
Issued	3,002,467	12,654,869	47,801,184	113,569,217
Reinvested	34	1,394	129	8,195
Redeemed	(3,402,056)	(12,884,348)	(47,867,589)	(111,762,217)

Change in Institutional Class Shares	(399,555)	(228,085)	(66,276)	1,815,195

Morgan
Issued	35,675	88,890	31,633,049	75,789,478
Reinvested	— (b)	24	7	786
Redeemed	(37,890)	(70,095)	(31,687,248)	(75,562,098)

Change in Morgan Shares	(2,215)	18,819	(54,192)	228,166

Premier
Issued	284,636	1,306,688	4,055,335	12,237,468
Reinvested	2	60	13	244
Redeemed	(355,236)	(1,327,097)	(4,034,952)	(12,774,774)

Change in Premier Shares	(70,598)	(20,349)	20,396	(537,062)

Reserve
Issued	—	—	7,193,850	16,083,935
Reinvested	—	—	— (b)	16
Redeemed	—	—	(6,887,040)	(15,292,590)

Change in Reserve Shares	—	—	306,810	791,361

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$27,361	$848,146	$11,938	$218,883
Distributions reinvested	— (a)	253	1	104
Cost of shares redeemed	(102,536)	(1,258,223)	(36,303)	(270,871)

Change in net assets resulting from Agency capital transactions	(75,175)	(409,824)	(24,364)	(51,884)

Institutional Class
Proceeds from shares issued	11,101,671	29,765,334	3,334,324	6,326,892
Distributions reinvested	51	1,990	45	2,091
Cost of shares redeemed	(12,200,422)	(32,082,322)	(3,436,482)	(7,183,133)

Change in net assets resulting from Institutional Class capital transactions	(1,098,700)	(2,314,998)	(102,113)	(854,150)

Morgan
Proceeds from shares issued	4,362	67,584	1,488	86,688
Distributions reinvested	1	38	1	97
Cost of shares redeemed	(8,263)	(55,634)	(14,198)	(78,412)

Change in net assets resulting from Morgan capital transactions	(3,900)	11,988	(12,709)	8,373

Premier
Proceeds from shares issued	42,712	1,033,554	9,770	128,703
Distributions reinvested	1	71	— (a)	49
Cost of shares redeemed	(150,927)	(1,382,269)	(26,801)	(194,794)

Change in net assets resulting from Premier capital transactions	(108,214)	(348,644)	(17,031)	(66,042)

Reserve
Proceeds from shares issued	3,408,680	8,608,499	—	—
Distributions reinvested	1	5	—	—
Cost of shares redeemed	(3,420,774)	(8,741,922)	—	—

Change in net assets resulting from Reserve capital transactions	(12,093)	(133,418)	—	—

Service
Proceeds from shares issued	—	—	4,062	—
Distributions reinvested	—	—	1	92
Cost of shares redeemed	—	—	(9,332)	(39,907)

Change in net assets resulting from Service capital transactions	—	—	(5,269)	(39,815)

Total change in net assets resulting from capital transactions	$(1,298,082)	$(3,194,896)	$(161,486)	$(1,003,518)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	27,349	848,146	11,938	218,883
Reinvested	— (a)	253	1	104
Redeemed	(102,536)	(1,258,223)	(36,303)	(270,864)

Change in Agency Shares	(75,187)	(409,824)	(24,364)	(51,877)

Institutional Class
Issued	11,101,588	29,765,334	3,334,324	6,326,873
Reinvested	51	1,990	45	2,091
Redeemed	(12,200,422)	(32,082,322)	(3,436,482)	(7,183,133)

Change in Institutional Class Shares	(1,098,783)	(2,314,998)	(102,113)	(854,169)

Morgan
Issued	4,362	67,584	1,488	86,688
Reinvested	1	38	1	97
Redeemed	(8,263)	(55,634)	(14,198)	(78,412)

Change in Morgan Shares	(3,900)	11,988	(12,709)	8,373

Premier
Issued	42,712	1,033,554	9,770	128,703
Reinvested	1	71	— (a)	49
Redeemed	(150,880)	(1,382,269)	(26,801)	(194,788)

Change in Premier Shares	(108,167)	(348,644)	(17,031)	(66,036)

Reserve
Issued	3,408,680	8,608,499	—	—
Reinvested	1	5	—	—
Redeemed	(3,420,725)	(8,741,922)	—	—

Change in Reserve Shares	(12,044)	(133,418)	—	—

Service
Issued	—	—	4,062	—
Reinvested	—	—	1	92
Redeemed	—	—	(9,332)	(39,901)

Change in Service Shares	—	—	(5,269)	(39,809)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$626	$89,722	$8,269	$181,856
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(19,316)	(92,897)	(13,367)	(371,702)

Change in net assets resulting from Agency capital transactions	(18,690)	(3,175)	(5,098)	(189,846)

Institutional Class
Proceeds from shares issued	99,976	372,860	691,644	1,320,304
Distributions reinvested	2	4	10	105
Cost of shares redeemed	(162,200)	(503,841)	(746,844)	(2,413,099)

Change in net assets resulting from Institutional Class capital transactions	(62,222)	(130,977)	(55,190)	(1,092,690)

Morgan
Proceeds from shares issued	539	33,813	2,135	27,493
Distributions reinvested	— (a)	14	2	143
Cost of shares redeemed	(2,516)	(29,152)	(10,149)	(29,866)

Change in net assets resulting from Morgan capital transactions	(1,977)	4,675	(8,012)	(2,230)

Premier
Proceeds from shares issued	161,400	483,690	52,597	894,945
Distributions reinvested	— (a)	78	— (a)	325
Cost of shares redeemed	(137,636)	(615,018)	(37,414)	(1,546,070)

Change in net assets resulting from Premier capital transactions	23,764	(131,250)	15,183	(650,800)

Reserve
Proceeds from shares issued	—	—	571	4,281
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(128)	(3,908)

Change in net assets resulting from Reserve capital transactions	—	—	443	375

Service
Proceeds from shares issued	182	2	55	1
Distributions reinvested	— (a)	29	— (a)	12
Cost of shares redeemed	(2,292)	(16,371)	(734)	(4,644)

Change in net assets resulting from Service capital transactions	(2,110)	(16,340)	(679)	(4,631)

Total change in net assets resulting from capital transactions	$(61,235)	$(277,067)	$(53,353)	$(1,939,822)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	626	89,714	8,269	181,854
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(19,311)	(92,894)	(13,367)	(371,696)

Change in Agency Shares	(18,685)	(3,180)	(5,098)	(189,842)

Institutional Class
Issued	99,970	372,851	691,645	1,320,271
Reinvested	2	4	10	105
Redeemed	(162,188)	(503,824)	(746,844)	(2,413,093)

Change in Institutional Class Shares	(62,216)	(130,969)	(55,189)	(1,092,717)

Morgan
Issued	539	33,811	2,135	27,488
Reinvested	— (a)	14	2	143
Redeemed	(2,515)	(29,152)	(10,149)	(29,866)

Change in Morgan Shares	(1,976)	4,673	(8,012)	(2,235)

Premier
Issued	161,387	483,680	52,597	894,939
Reinvested	— (a)	78	— (a)	325
Redeemed	(137,634)	(615,011)	(37,414)	(1,546,038)

Change in Premier Shares	23,753	(131,253)	15,183	(650,774)

Reserve
Issued	—	—	571	4,281
Reinvested	—	—	— (a)	3
Redeemed	—	—	(128)	(3,908)

Change in Reserve Shares	—	—	443	376

Service
Issued	182	—	55	1
Reinvested	— (a)	29	— (a)	12
Redeemed	(2,292)	(16,367)	(734)	(4,644)

Change in Service Shares	(2,110)	(16,338)	(679)	(4,631)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.0006	$0.0004		$—	(d)	$0.0004		$(0.0004)	$—		$(0.0004)
Year Ended February 28, 2021	1.0006	0.0036		—	(d)	0.0036		(0.0036)	—	(d)	(0.0036)
May 15, 2019 (e) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.0008	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0007	0.0028		0.0001		0.0029		(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(d)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(d)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(g)	(0.0004)		0.0110		(0.0113)	—	(d)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(g)	0.0016		0.0052		(0.0048)	—	(d)	(0.0048)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0004		—	(d)	0.0004		(0.0004)	—		(0.0004)
Year Ended February 28, 2021	1.0005	0.0036		—	(d)	0.0036		(0.0036)	—	(d)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(d)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(d)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(g)	(0.0004)		0.0118		(0.0121)	—	(d)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(g)	0.0014		0.0061		(0.0057)	—	(d)	(0.0057)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.0005	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0005	0.0006		—	(d)	0.0006		(0.0006)	—	(d)	(0.0006)
Year Ended February 29, 2020	1.0003	0.0134		0.0002		0.0136		(0.0134)	—	(d)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(d)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(g)	—	(d)	0.0039		(0.0042)	—	(d)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(g)	0.0006		0.0007		(0.0003)	—	(d)	(0.0003)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0004		(0.0001)		0.0003		(0.0004)	—		(0.0004)
February 23, 2021 (e) through February 28, 2021	1.0005	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.0006	0.0004		(0.0001)		0.0003		(0.0004)	—		(0.0004)
Year Ended February 28, 2021	1.0006	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(d)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(d)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(g)	(0.0004)		0.0120		(0.0123)	—	(d)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(g)	0.0007		0.0062		(0.0058)	—	(d)	(0.0058)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0003		—	(d)	0.0003		(0.0003)	—		(0.0003)
Year Ended February 28, 2021	1.0005	0.0033		—	(d)	0.0033		(0.0033)	—	(d)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(d)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(d)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(g)	(0.0004)		0.0115		(0.0118)	—	(d)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(g)	0.0014		0.0058		(0.0054)	—	(d)	(0.0054)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than 0.005%.
(g)	Calculated based upon average shares outstanding.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0006	0.04%		$1,108,084	0.10%	0.08%	0.19%
1.0006	0.36		1,011,973	0.17	0.38	0.19
1.0006	1.66		150,519	0.18	1.69	0.26

1.0008	0.00	(f)	1,431,292	0.17	0.01	0.29
1.0008	0.29		1,492,906	0.24	0.30	0.29
1.0007	2.11		2,517,667	0.26	2.05	0.30
1.0003	2.08		2,474,137	0.26	2.09	0.31
1.0001	1.10		1,494,001	0.26	1.14	0.31
1.0004	0.52		1,002,964	0.26	0.36	0.31

1.0005	0.04		50,189,516	0.10	0.08	0.18
1.0005	0.36		42,867,638	0.16	0.31	0.19
1.0005	2.17		33,683,247	0.18	2.09	0.20
1.0003	2.16		26,725,832	0.18	2.13	0.21
1.0001	1.18		24,654,174	0.18	1.22	0.21
1.0004	0.61		20,091,103	0.17	0.47	0.21

1.0005	0.00	(f)	606	0.17	0.01	5.13
1.0005	0.06		734	0.46	0.06	4.90
1.0005	1.37		806	0.97	1.38	3.88
1.0003	1.36		1,218	0.97	1.30	2.80
1.0001	0.39		2,012	0.97	0.39	2.27
1.0004	0.07		4,289	0.60	0.01	1.20

1.0004	0.03		15,026	0.08	0.07	5.82
1.0005	0.00	(f)	25	0.12	0.10	0.19

1.0005	0.03		9,176,885	0.10	0.08	0.13
1.0006	0.39		7,515,957	0.13	0.35	0.14
1.0006	2.21		5,541,728	0.15	2.12	0.15
1.0003	2.19		1,896,262	0.16	2.13	0.16
1.0001	1.21		2,032,079	0.16	1.24	0.16
1.0004	0.62		2,010,581	0.16	0.55	0.17

1.0005	0.03		16,009,645	0.12	0.06	0.23
1.0005	0.33		19,063,596	0.19	0.30	0.24
1.0005	2.14		15,607,982	0.21	2.07	0.25
1.0003	2.13		11,691,618	0.21	2.12	0.26
1.0001	1.15		8,567,374	0.21	1.19	0.26
1.0004	0.58		6,081,787	0.20	0.44	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.0011	$—	(d)	$(0.0001)	$(0.0001)	$— (d)	$—		$— (d)
Year Ended February 28, 2021	1.0008	0.0016		0.0003	0.0019	(0.0016)	—	(d)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180		0.0005	0.0185	(0.0180)	—	(d)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002	0.0181	(0.0179)	—	(d)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(g)	(0.0005)	0.0084	(0.0087)	—	(d)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(g)	0.0012	0.0026	(0.0022)	—	(d)	(0.0022)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.0007	—	(d)	(0.0001)	(0.0001)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0006	0.0019		0.0001	0.0020	(0.0019)	—	(d)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186		0.0003	0.0189	(0.0186)	—	(d)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002	0.0187	(0.0185)	—	(d)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(g)	(0.0005)	0.0091	(0.0094)	—	(d)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(g)	0.0013	0.0033	(0.0029)	—	(d)	(0.0029)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.0009	—	(d)	(0.0001)	(0.0001)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0007	0.0010		0.0002	0.0012	(0.0010)	—	(d)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161		0.0004	0.0165	(0.0161)	—	(d)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002	0.0162	(0.0160)	—	(d)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(g)	0.0004	0.0066	(0.0069)	—	(d)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(g)	0.0013	0.0016	(0.0012)	—	(d)	(0.0012)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than 0.005%.
(g)	Calculated based upon average shares outstanding.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0010	(0.01)%	$1,032,832	0.17%	0.01%	0.50%
1.0011	0.19	1,353,316	0.38	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54

1.0006	(0.01)	1,068,012	0.17	0.01	0.44
1.0007	0.20	1,337,044	0.35	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46

1.0008	(0.01)	937	0.17	0.01	3.25
1.0009	0.12	1,084	0.53	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.0005	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—		$— (d)
Year Ended February 28, 2021	1.0001	0.0023		0.0004		0.0027		(0.0023)	—	(d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117		0.0001	(f)	0.0118		(0.0117)	—	(d)	(0.0117)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0123		—	(d)	0.0123		(0.0123)	—	(d)	(0.0123)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.0006	0.0001		(0.0001)		—	(d)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0028		0.0006		0.0034		(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125		—	(d)	0.0125		(0.0125)	—	(d)	(0.0125)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0131		—	(d)	0.0131		(0.0131)	—	(d)	(0.0131)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0001		—	(d)	0.0001		(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0030		0.0005		0.0035		(0.0030)	—	(d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127		—	(d)	0.0127		(0.0127)	—	(d)	(0.0127)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0133		—	(d)	0.0133		(0.0133)	—	(d)	(0.0133)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0001		—	(d)	0.0001		(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0026		0.0005		0.0031		(0.0026)	—	(d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122		—	(d)	0.0122		(0.0122)	—	(d)	(0.0122)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0128		—	(d)	0.0128		(0.0128)	—	(d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Amount rounds to less than 0.005%.
(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0005	0.00	%(e)	$16,794	0.11%		0.01%		0.42%
1.0005	0.27		23,163	0.24		0.25		0.36
1.0001	1.19		41,696	0.26		1.15		0.38
1.0000	1.24		17,148	0.26	(h)	1.36	(h)	2.96	(h)

1.0005	0.00	(e)	128,702	0.09		0.02		0.24
1.0006	0.34		37,889	0.18		0.41		0.22
1.0000	1.26		228,168	0.18		1.18		0.24
1.0000	1.32		72,933	0.18	(h)	1.42	(h)	0.40	(h)

1.0005	0.01		1,386,411	0.08		0.02		0.15
1.0005	0.35		665,960	0.15		0.18		0.16
1.0000	1.28		391,386	0.16		1.24		0.18
1.0000	1.34		475,368	0.16	(h)	1.32	(h)	0.23	(h)

1.0005	0.01		540,034	0.09		0.01		0.26
1.0005	0.31		478,239	0.20		0.23		0.26
1.0000	1.23		309,118	0.21		1.20		0.28
1.0000	1.29		377,900	0.21	(h)	1.40	(h)	0.37	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2021 (Unaudited)	$1.0001	$0.0005	$(0.0001)	$0.0004	$(0.0005)	$—		$(0.0005)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	—	(d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0000	0.04%	$3,068,028	0.06%		0.11%		0.14%
1.0001	0.44	2,168,587	0.06		0.48		0.15
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$890,713	0.18%	0.01%	0.29%
1.00	0.29	1,234,800	0.24	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35

1.00	0.02	2,221,407	0.16	0.04	0.19
1.00	0.35	4,806,805	0.18	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22

1.00	0.01	21,966	0.18	0.01	1.16
1.00	0.07	33,821	0.48	0.05	1.15
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18

1.00	0.01	—	0.54	0.01	1.08

1.00	0.01	2,065,176	0.17	0.02	0.24
1.00	0.32	3,055,814	0.21	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28

1.00	0.01	2,380	0.18	0.02	0.49
1.00	0.17	6,189	0.34	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53

1.00	0.01	522,666	0.18	0.01	0.60
1.00	0.14	627,541	0.40	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Premier
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$1,786,105	0.18%	0.01%	0.44%
1.00	0.19	2,373,258	0.35	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48

1.00	0.01	4,687	0.18	0.01	0.69
1.00	0.11	5,661	0.40	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
May 15, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,797,755	0.04%	0.03%		0.18%
1.00	0.14		3,689,489	0.14	0.07		0.18
1.00	1.47		85,026	0.18	1.49		0.21

1.00	0.00	(g)	21,574,482	0.07	0.01		0.28
1.00	0.09		16,148,773	0.20	0.08		0.28
1.00	1.87		14,132,125	0.26	1.84		0.30
1.00	1.82		11,112,454	0.26	1.79		0.31
1.00	0.81		13,906,062	0.26	0.80		0.31
1.00	0.22		12,887,975	0.25	0.22		0.31

1.00	0.01		159,696,677	0.04	0.03		0.18
1.00	0.14		143,184,525	0.15	0.13		0.19
1.00	1.95		86,263,432	0.18	1.91		0.20
1.00	1.90		73,390,258	0.18	1.87		0.21
1.00	0.89		92,747,537	0.18	0.88		0.21
1.00	0.33		86,200,153	0.14	0.35		0.21

1.00	0.00	(g)	386,375	0.07	0.01		1.03
1.00	0.03		404,756	0.25	0.02		1.03
1.00	1.12		298,348	1.00	1.10		1.05
1.00	1.07		274,993	1.00	1.04		1.06
1.00	0.13		291,828	0.97	0.17		1.06
1.00	0.02		66,010	0.56	0.01		1.07

1.00	0.01		2,809,209	0.04	0.03		0.18
1.00	0.00	(g)	500,028	0.06	0.04		0.19

1.00	0.01		9,201,074	0.04	0.03		0.13
1.00	0.17		7,317,310	0.12	0.16		0.14
1.00	1.99		7,443,910	0.15	1.90		0.15
1.00	1.92		6,108,975	0.16	1.95		0.16
1.00	0.91		2,493,731	0.16	0.96		0.16
1.00	0.33		589,694	0.14	0.34		0.16

1.00	0.01		30,998,713	0.06	0.01		0.23
1.00	0.12		39,608,624	0.17	0.11		0.23
1.00	1.92		43,246,064	0.21	1.89		0.25
1.00	1.87		41,868,607	0.21	1.88		0.26
1.00	0.86		32,544,047	0.21	0.85		0.26
1.00	0.30		36,869,073	0.17	0.33		0.26

1.00	0.00	(g)	1,395,779	0.07	0.00	(g)	0.48
1.00	0.05		842,931	0.24	0.04		0.48
1.00	1.63		684,791	0.50	1.68		0.50
1.00	1.57		1,127,675	0.50	1.60		0.50
1.00	0.56		748,306	0.51	0.54		0.51
1.00	0.03		919,604	0.42	0.02		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$2,167,045	0.07%	0.00	%(g)	0.59%
1.00	0.05		1,870,723	0.25	0.05		0.59
1.00	1.54		2,064,159	0.59	1.50		0.60
1.00	1.48		1,660,477	0.59	1.49		0.61
1.00	0.48		1,231,217	0.59	0.44		0.61
1.00	0.02		2,460,361	0.46	0.02		0.61

1.00	0.00	(g)	4,849,598	0.06	0.01		0.43
1.00	0.06		5,020,827	0.22	0.05		0.43
1.00	1.68		4,095,749	0.45	1.64		0.45
1.00	1.62		2,945,521	0.45	1.59		0.46
1.00	0.62		5,500,002	0.45	0.60		0.46
1.00	0.06		7,765,009	0.42	0.06		0.46

1.00	0.00	(g)	5,608,614	0.07	0.00	(g)	0.68
1.00	0.04		27,414	0.22	0.03		0.69
1.00	1.42		20,829	0.70	1.41		0.71
1.00	1.37		19,468	0.70	1.28		0.71
1.00	0.37		59,334	0.70	0.33		0.71
1.00	0.01		119,542	0.49	0.01		0.71

1.00	0.00	(g)	447,136	0.07	0.00	(g)	1.03
1.00	0.03		514,476	0.29	0.03		1.03
1.00	1.07		867,659	1.05	1.19		1.05
1.00	1.02		2,993,274	1.05	1.08		1.05
1.00	0.09		1,649,354	0.93	0.08		1.06
1.00	0.01		2,439,027	0.50	0.01		1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
September 30, 2020 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
September 22, 2017 (f) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$100	0.04%	0.01%		0.19%
1.00	0.01		17,600	0.07	0.03		0.23

1.00	0.00	(g)	1,710,588	0.05	0.01		0.28
1.00	0.09		1,865,281	0.20	0.09		0.29
1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31

1.00	0.01		10,910,694	0.05	0.01		0.18
1.00	0.14		13,539,346	0.16	0.13		0.19
1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.00	(g)	380,521	0.06	0.00	(g)	1.13
1.00	0.02		393,546	0.27	0.02		1.14
1.00	1.13		292,824	0.97	1.16		1.15
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(g)	578,579	0.48	0.00	(g)	1.16

1.00	0.01		600,030	0.05	0.01		0.18
1.00	0.00	(g)	25	0.06	0.02		0.18

1.00	0.01		120	0.05	0.02		0.14
1.00	0.17		24,276	0.12	0.19		0.14
1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16

1.00	0.00	(g)	8,743,561	0.05	0.01		0.23
1.00	0.12		12,055,194	0.17	0.13		0.24
1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26

1.00	0.00	(g)	18,120	0.06	0.00	(g)	0.48
1.00	0.04		16,604	0.27	0.05		0.54
1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$477,255	0.06%	0.00	%(g)	0.58%
1.00	0.04		436,183	0.28	0.05		0.59
1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(g)	244,830	0.43	0.00	(g)	0.61

1.00	0.00	(g)	2,129,677	0.05	0.01		0.43
1.00	0.05		1,694,724	0.25	0.04		0.44
1.00	1.66		1,439,412	0.45	1.60		0.45
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46

1.00	0.00	(g)	29,530	0.06	0.00	(g)	0.68
1.00	0.03		4,562	0.34	0.03		0.74
1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(g)	109,454	0.40	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$167,555	0.06%	0.01%		0.30%
1.00	0.11		318,757	0.20	0.10		0.30
1.00	1.85		242,716	0.26	1.79		0.30
1.00	1.80		148,122	0.26	1.82		0.31
1.00	0.80		127,451	0.26	0.77		0.33
1.00	0.20		133,227	0.26	0.19		0.35

1.00	0.00	(f)	1,944,755	0.06	0.01		0.24
1.00	0.13		2,344,288	0.17	0.14		0.25
1.00	1.90		2,572,379	0.21	1.90		0.25
1.00	1.85		3,417,418	0.21	1.85		0.26
1.00	0.85		2,668,613	0.21	0.84		0.28
1.00	0.25		2,767,271	0.21	0.25		0.30

1.00	0.00	(f)	51,332	0.06	0.00	(f)	0.64
1.00	0.06		53,546	0.23	0.05		0.63
1.00	1.51		34,728	0.59	1.48		0.67
1.00	1.46		29,289	0.59	1.45		0.70
1.00	0.46		32,224	0.59	0.44		0.69
1.00	0.02		53,090	0.42	0.01		0.67

1.00	0.00	(f)	127,919	0.06	0.01		0.45
1.00	0.08		198,516	0.24	0.08		0.45
1.00	1.65		218,858	0.45	1.58		0.45
1.00	1.60		155,001	0.45	1.54		0.47
1.00	0.60		229,795	0.45	0.65		0.48
1.00	0.04		109,282	0.41	0.04		0.50

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
September 30, 2020 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 15, 2020 (g) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$147,400	0.05%	0.01%		0.19%
1.00	0.00	(f)	17,600	0.10	0.01		0.21

1.00	0.00	(f)	3,683,612	0.05	0.01		0.28
1.00	0.10		4,187,912	0.20	0.09		0.29
1.00	1.82		4,197,262	0.26	1.76		0.30
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31

1.00	0.00	(f)	59,584,234	0.05	0.01		0.18
1.00	0.13		58,366,269	0.16	0.11		0.19
1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21

1.00	0.00	(f)	517,538	0.04	0.01		0.18
1.00	0.00	(f)	25	0.07	0.01		0.20

1.00	0.00	(f)	1,573	0.04	0.01		1.69
1.00	0.16		227	0.13	0.11		0.14
1.00	0.18		11,885	0.15	1.46		0.15

1.00	0.00	(f)	24,031,615	0.05	0.01		0.23
1.00	0.12		24,097,829	0.18	0.11		0.24
1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26

1.00	0.00	(f)	2,197,433	0.05	0.00	(f)	0.59
1.00	0.05		2,251,619	0.24	0.05		0.59
1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(f)	1,148,892	0.40	0.00	(f)	0.61

1.00	0.00	(f)	2,020,399	0.05	0.01		0.43
1.00	0.06		1,999,999	0.25	0.06		0.44
1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46

1.00	0.00	(f)	3,200,198	0.05	0.00	(f)	0.68
1.00	0.04		2,893,380	0.25	0.03		0.69
1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(f)	75,190	0.41	0.00		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$297,283	0.11%	0.01%	0.29%
1.00	0.26		372,457	0.23	0.33	0.29
1.00	1.17		782,269	0.26	1.17	0.30
1.00	1.24		1,063,941	0.26	1.23	0.31
1.00	0.68		831,137	0.26	0.70	0.31
1.00	0.27		437,689	0.25	0.26	0.31

1.00	0.01		5,759,983	0.10	0.02	0.24
1.00	0.29		6,858,653	0.20	0.33	0.24
1.00	1.22		9,173,460	0.21	1.23	0.25
1.00	1.29		12,402,297	0.21	1.27	0.26
1.00	0.73		11,970,538	0.21	0.73	0.26
1.00	0.32		10,567,571	0.20	0.31	0.26

1.00	0.00	(f)	18,931	0.11	0.01	0.61
1.00	0.19		22,830	0.30	0.12	0.61
1.00	0.84		10,842	0.59	0.83	0.64
1.00	0.90		9,884	0.59	0.89	0.68
1.00	0.35		9,555	0.59	0.34	0.66
1.00	0.05		11,468	0.44	0.04	0.62

1.00	0.00	(f)	390,643	0.11	0.01	0.44
1.00	0.21		498,856	0.29	0.26	0.44
1.00	0.98		847,483	0.45	0.99	0.45
1.00	1.04		1,062,712	0.45	1.03	0.46
1.00	0.49		1,560,291	0.45	0.48	0.46
1.00	0.12		1,713,414	0.38	0.10	0.46

1.00	0.00	(f)	1,562,060	0.11	0.01	0.69
1.00	0.18		1,574,145	0.29	0.16	0.69
1.00	0.73		1,707,525	0.70	0.72	0.70
1.00	0.79		2,028,976	0.70	0.78	0.71
1.00	0.24		2,511,847	0.70	0.23	0.71
1.00	0.02		2,650,165	0.47	0.02	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$36,515	0.14%	0.01%	0.33%
1.00	0.31		60,879	0.25	0.38	0.31
1.00	1.20		112,747	0.26	1.20	0.34
1.00	1.26		127,136	0.26	1.25	0.33
1.00	0.73		140,809	0.26	0.76	0.35
1.00	0.33		35,608	0.23	0.20	0.33

1.00	0.01		—	0.41	0.01	1.07

1.00	0.01		732,006	0.13	0.02	0.28
1.00	0.35		834,116	0.20	0.38	0.26
1.00	1.25		1,688,150	0.21	1.24	0.29
1.00	1.31		2,003,502	0.21	1.30	0.28
1.00	0.78		1,575,116	0.21	0.83	0.31
1.00	0.37		303,233	0.21	0.39	0.30

1.00	0.00	(f)	31,145	0.14	0.01	0.64
1.00	0.22		43,853	0.35	0.16	0.62
1.00	0.87		35,473	0.59	0.84	0.66
1.00	0.93		15,899	0.59	0.92	0.65
1.00	0.40		13,794	0.59	0.28	0.63
1.00	0.08		312,787	0.49	0.07	0.64

1.00	0.00	(f)	52,206	0.14	0.01	0.48
1.00	0.23		69,237	0.35	0.28	0.47
1.00	1.01		135,261	0.45	1.00	0.50
1.00	1.07		129,260	0.45	1.06	0.48
1.00	0.54		116,319	0.45	0.57	0.51
1.00	0.16		31,528	0.41	0.12	0.49

1.00	0.00	(f)	23,415	0.14	0.01	1.08
1.00	0.16		28,684	0.44	0.21	1.06
1.00	0.41		68,493	1.05	0.48	1.09
1.00	0.47		256,953	1.05	0.46	1.08
1.00	0.07		282,024	0.91	0.05	1.09
1.00	0.03		363,754	0.54	0.01	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (h)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$3,026	0.13%	0.01%	0.36%
1.00	0.23		21,715	0.22	0.24	0.33
1.00	1.11		24,892	0.26	0.87	0.35

1.00	0.01		—	0.38	0.01	1.07

1.00	0.01		94,530	0.10	0.02	0.31
1.00	0.25		156,740	0.20	0.30	0.28
1.00	1.15		287,724	0.21	1.03	0.30

1.00	0.00	(f)	5,146	0.11	0.01	0.70
1.00	0.17		7,122	0.28	0.12	0.63
1.00	0.77		2,447	0.59	0.70	0.69
1.00	0.86		1,591	0.59	0.85	0.72
1.00	0.38		1,310	0.59	0.27	0.75
1.00	0.08		7,314	0.41	0.04	0.64

1.00	0.00	(f)	125,770	0.10	0.01	0.51
1.00	0.19		101,991	0.27	0.20	0.48
1.00	0.91		233,249	0.45	0.87	0.50
1.00	1.00		259,463	0.45	0.97	0.52
1.00	0.52		166,312	0.45	0.49	0.55
1.00	0.15		139,487	0.45	0.21	0.57

1.00	0.00	(f)	9,957	0.11	0.01	1.11
1.00	0.12		12,065	0.37	0.16	1.08
1.00	0.32		28,405	1.05	0.37	1.10
1.00	0.41		118,146	1.04	0.37	1.12
1.00	0.08		125,615	0.89	0.04	1.15
1.00	0.04		167,422	0.50	0.01	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (h)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$67,716	0.14%	0.01%	0.31%
1.00	0.30		72,812	0.25	0.44	0.30
1.00	1.15		262,677	0.26	1.06	0.31

1.00	0.01		—	0.40	0.01	1.08

1.00	0.01		477,412	0.13	0.02	0.26
1.00	0.34		532,580	0.21	0.41	0.25
1.00	1.20		1,625,406	0.21	1.09	0.26

1.00	0.00	(f)	51,924	0.14	0.01	0.65
1.00	0.23		59,934	0.32	0.20	0.64
1.00	0.82		62,178	0.59	0.84	0.63
1.00	0.89		132,127	0.59	0.88	0.66
1.00	0.36		134,395	0.59	0.31	0.67
1.00	0.06		303,713	0.47	0.06	0.66

1.00	0.00	(f)	107,133	0.14	0.01	0.47
1.00	0.25		91,945	0.34	0.38	0.45
1.00	0.96		742,781	0.45	0.95	0.47
1.00	1.03		769,285	0.45	1.03	0.49
1.00	0.50		485,365	0.45	0.58	0.51
1.00	0.13		102,091	0.46	0.22	0.53

1.00	0.00	(f)	1,941	0.13	0.01	0.71
1.00	0.21		1,498	0.34	0.20	0.70
1.00	0.70		1,122	0.70	0.71	0.72
1.00	0.78		1,569	0.70	0.75	0.74
1.00	0.25		2,285	0.70	0.24	0.78
1.00	0.02		2,607	0.39	0.01	0.73

1.00	0.00	(f)	3,051	0.14	0.01	1.06
1.00	0.18		3,729	0.41	0.21	1.11
1.00	0.36		8,363	1.05	0.45	1.08
1.00	0.43		36,537	1.04	0.43	1.09
1.00	0.06		49,027	0.90	0.05	1.11
1.00	0.02		57,064	0.53	0.01	1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Class C, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Class C, E*Trade(2), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower(1), IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy(3), Agency, Capital, Class C, Empower(1), IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(3), Agency, Capital, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on February 23, 2021.
(2)	No assets from the close of business on October 19, 2016.
(3)	Commenced operations on September 30, 2020.
(4)	No assets from the close of business on September 21, 2016.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

150	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. Effective October 1, 2020, Class C Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$79,634,110	$—	$79,634,110

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,028,738	$—	$2,028,738

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,068,081	$—	$3,068,081

(a)   Please refer to the SOI for specifics of portfolio holdings.

The following is a summary of the inputs used as of August 31, 2021, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value:

Liquid Assets Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,500,304	$—	$7,500,304

(a)	Please refer to the SOI for specifics of portfolio holdings.

152	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

U.S. Government Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$246,426,988	$—	$246,426,988

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$24,196,453	$—	$24,196,453

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,219,422	$—	$2,219,422

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$97,803,331	$—	$97,803,331

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,042,256	$—	$8,042,256

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$851,673	$—	$851,673

(a)	Please refer to the SOI for specifics of portfolio holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

California Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$239,759	$—	$239,759

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$708,782	$—	$708,782

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S.

Government Money Market Fund and U.S. Treasury Plus Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

154	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund		California Municipal Money Market Fund		New York Municipal Money Market Fund
Academy	$21	—	—	—		$28	n/a		—	$2	n/a	n/a		n/a		n/a
Agency	34	$12	n/a	$12		167	$16		$3	42	$3	$1		$—	(a)	$—	(a)
Agency SL	n/a	n/a	$42	n/a		n/a	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Capital	416	22	n/a	36		1,277	98		n/a	550	n/a	n/a		n/a		n/a
Class C	13	n/a	n/a	3		n/a	5		n/a	n/a	n/a	n/a		n/a		n/a
E*Trade	n/a	n/a	n/a	n/a		3	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Empower	14	n/a	n/a	n/a		4	1		n/a	1	n/a	n/a		n/a		n/a
IM	73	22	n/a	n/a		70	—	(a)	n/a	26	n/a	n/a		n/a		n/a
Institutional Class	189	19	n/a	32		302	112		26	263	58	7		1		5
Investor	n/a	n/a	n/a	—	(a)	21	—	(a)	n/a	n/a	n/a	n/a		n/a		n/a
Morgan	118	n/a	n/a	42		56	15		13	44	3	3		1		11
Premier	32	n/a	n/a	22		52	20		3	22	6	—	(a)	3		2
Reserve	13	n/a	n/a	—	(a)	2	—	(a)	n/a	25	13	n/a		n/a		—	(a)
Service	n/a	n/a	n/a	n/a		4	n/a		n/a	n/a	n/a	—	(a)	—	(a)	—	(a)

Total	$923	$75	$42	$147		$1,986	$267		$45	$975	$83	$11		$5		$18

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

I. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2021, JPMDS retained the following:

CDSC
Liquid Assets Money Market Fund	$—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Academy	Agency	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.05%	0.15%	0.05%	0.25%	n/a	0.05%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.25	0.30%	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	n/a	0.30	0.05
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.25	n/a	0.05
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	n/a	0.05
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

156	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.10	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Academy	Agency	Agency SL	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.97%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	0.97	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	n/a	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.97	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2021. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$3,439	$3,439	$39
Institutional Tax Free Money Market Fund	5	3	153	161	10
Securities Lending Money Market Fund	770	513	—	1,283	—
Liquid Assets Money Market Fund	—	—	831	831	—
U.S. Government Money Market Fund	—	—	8,713	8,713	—
U.S. Treasury Plus Money Market Fund	—	—	2,049	2,049	—
Federal Money Market Fund	10	7	388	405	—
100% U.S. Treasury Securities Money Market Fund	—	—	4,964	4,964	—
Tax Free Money Market Fund	—	—	876	876	—
Municipal Money Market Fund	79	53	181	313	—
California Municipal Money Market Fund	48	32	31	111	—
New York Municipal Money Market Fund	28	19	137	184	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total	Voluntary Reimbursements
Prime Money Market Fund	$6,968	$4,645	$4	$19,474	$470	$31,561	$—	(a)
Institutional Tax Free Money Market Fund	352	228	—	126	53	759	—
Liquid Assets Money Market Fund	106	71	408	4,892	10	5,487	—
U.S. Government Money Market Fund	60,912	40,608	5,653	74,209	1,379	182,761	—
U.S. Treasury Plus Money Market Fund	7,243	4,829	1,746	11,246	139	25,203	—
Federal Money Market Fund	599	399	26	1,099	44	2,167	—
100% U.S. Treasury Securities Money Market Fund	26,103	17,402	5,200	37,997	791	87,493	—
Tax Free Money Market Fund	980	654	1,933	5,314	59	8,940	—
Municipal Money Market Fund	76	51	92	433	6	658	—
California Municipal Money Market Fund	37	22	36	230	1	326	16
New York Municipal Money Market Fund	80	54	41	358	8	541	—

(a)	Amount rounds to less than one thousand.

158	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Funds below engaged in such transactions in the following amounts:

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$770,061	$908,466	$—
Tax Free Money Market Fund	904,987	703,061	—
Municipal Money Market Fund	222,961	386,614	—
California Municipal Money Market Fund	57,828	64,978	—
New York Municipal Money Market Fund	295,886	188,604	—

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2021 were as follows:

	Distribution	Service
Prime Money Market Fund
Academy	$—	$300
Agency	—	1,075
Capital	—	11,747
Class C	3	1
IM	—	—
Empower	—	—	(a)
Institutional Class	—	8,579
Morgan	—	2,103
Premier	—	1,819
Reserve	1	2

	$4	$25,626

Institutional Tax Free Money Market Fund
Agency	$—	$15
Capital	—	32
Institutional Class	—	239

	$—	$286

Liquid Assets Money Market Fund
Agency	$—	$790
Capital	—	860
Class C	99	33
Institutional Class	—	1,250
Investor	—	8
Morgan	303	1,061
Premier	—	3,090
Reserve	6	7

	$408	$7,099

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Distribution	Service
U.S. Government Money Market Fund
Academy	$—	$1,733
Agency	—	12,010
Capital	—	39,099
E*Trade	1,193	596
Empower	—	451
Institutional Class	—	15,406
Investor	—	4,245
Morgan	1,003	3,512
Premier	—	8,114
Reserve	2,034	2,440
Service	1,423	711

	$5,653	$88,317

U.S. Treasury Plus Money Market Fund
Academy	$—	$16
Agency	—	1,120
Capital	—	3,354
Class C	1,449	483
Empower	—	106
Institutional Class	—	4,967
Investor	—	31
Morgan	263	919
Premier	—	2,633
Reserve	34	41

	$1,746	$13,670

Federal Money Market Fund
Agency	$—	$175
Institutional Class	—	1,009
Morgan	26	91
Premier	—	212

	$26	$1,487

100% U.S. Treasury Securities Money Market Fund
Academy	$—	$18
Agency	—	2,770
Capital	—	16,382
Empower	—	107
Institutional Class	—	12,143
Morgan	1,112	3,891
Premier	—	2,936
Reserve	4,089	4,907

	$5,201	$43,154

Tax Free Money Market Fund
Agency	$—	$247
Institutional Class	—	3,031
Morgan	10	34
Premier	—	654
Reserve	1,933	2,320

	$1,943	$6,286

Municipal Money Market Fund
Agency	$—	$39
Institutional Class	—	408
Morgan	18	63
Premier	—	93
Service	74	37

	$92	$640

160	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Distribution	Service
California Municipal Money Market Fund
Agency	$—	$6
Institutional Class	—	63
Morgan	3	10
Premier	—	172
Service	33	17

	$36	$268

New York Municipal Money Market Fund
Agency	$—	$51
Institutional Class	—	266
Morgan	29	99
Premier	—	133
Reserve	2	3
Service	10	5

	$41	$557

(a)	Amount rounds to less than one thousand.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$79,629,067	$5,192	$149	$5,043
Institutional Tax Free Money Market Fund	2,028,716	30	8	22
Securities Lending Money Market Fund	3,067,898	186	3	183

Estimated tax cost and unrealized appreciation (depreciation) in value of investments for Funds not listed equals their books cost and unrealized appreciation (depreciation) in value of investments.

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,388	$—
Liquid Assets Money Market Fund	106	—
U.S. Government Money Market Fund	223	1,873
U.S. Treasury Plus Money Market Fund	—	154

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,186	$—
U.S. Treasury Plus Money Market Fund	191	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

As of August 31, 2021, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2021, were as follows:

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$30,545	36	$29

Interest earned as a result of lending money to another fund for the six months ended August 31, 2021, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	50.5%	—	—
Institutional Tax Free Money Market Fund	1	97.7	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	55.2	1	12.1
U.S. Government Money Market Fund	1	33.5	—	—
U.S. Treasury Plus Money Market Fund	1	29.2	1	20.6
Federal Money Market Fund	1	38.5	1	34.0
100% U.S. Treasury Securities Money Market Fund	1	34.8	1	14.6
Tax Free Money Market Fund	1	31.3	1	59.1
Municipal Money Market Fund	2	87.2	—	—
California Municipal Money Market Fund	1	51.2	1	33.8
New York Municipal Money Market Fund	2	88.2	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Securities Lending Money Market Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

162	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trusts are seeking to achieve a unified board with common membership across the Trusts and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trusts, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	163

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical	1,000.00	1,024.70	0.51	0.10
Agency
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Capital
Actual	1,000.00	1,000.40	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Empower
Actual	1,000.00	1,000.30	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
IM
Actual	1,000.00	1,000.30	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.30	0.61	0.12
Hypothetical	1,000.00	1,024.60	0.61	0.12
Morgan
Actual	1,000.00	999.90	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Premier
Actual	1,000.00	999.90	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17

164	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund (continued)
Reserve
Actual	$1,000.00	$999.90	$0.86	0.17%
Hypothetical	1,000.00	1,024.35	0.87	0.17

JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Capital
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
IM
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,000.40	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Capital
Actual	1,000.00	1,000.20	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Class C
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,000.10	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Investor
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Morgan
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Premier
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Reserve
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18

JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Agency
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	165

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical	1,000.00	1,025.00	0.20	0.04
E*Trade
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Empower
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
IM
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Morgan
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Service
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Capital
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Class C
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Empower
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
IM
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Investor
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

166	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical	1,000.00	1,024.90	0.31	0.06
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Reserve
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Morgan
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Capital
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Empower
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
IM
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Morgan
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Reserve
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	167

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical	1,000.00	1,024.65	0.56	0.11
Institutional Class
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.10	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Service
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Institutional Class
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Service
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

168	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Institutional Class
Actual	$1,000.00	$1,000.10	$0.66	0.13%
Hypothetical	1,000.00	1,024.55	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Service
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	169

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

170	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	171

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and

Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile, based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and

172	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Service shares was in the fifth quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the second quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, second and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the second and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first, third and second quintiles based upon the Peer Group, and in the first, first and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the fourth, fifth and fourth quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Service shares was in the fifth quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the California Municipal Money Market Fund’s performance for Morgan shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	173

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the New York Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile based upon both the Peer Group and Universe, and the actual total expenses for the Institutional shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were also in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted

174	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Service shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the second and third quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Service shares were in the second and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory was satisfactory in light of the services provided to the Fund.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were both in the third quintile based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the third and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	175

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-MMKT-821

Semi-Annual Report

J.P. Morgan SMA Funds

August 31, 2021 (Unaudited)

JPMorgan Core Focus SMA Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	1

JPMorgan Core Focus SMA Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (SMA)*	1.44%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$26,703
Duration as of 8/31/2021	4.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Focus SMA Fund (the “Fund”) seeks to maximize total return.

HOW DID THE MARKET PERFORM?

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality bonds largely outperformed investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

While the global economic reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain. Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July 2021 meeting that it could begin tapering its bond buying by calendar year-end 2021, but that it did not plan to raise interest rates by then.

Overall, interest rates edged lower and the yield curve flattened out somewhat. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Investor demand for higher yields drove bonds rated single A and BBB to outperform bonds rated AA and AAA.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration and underweight position in bonds with longer maturities were leading detractors from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in prices compared with longer duration bonds when interest rates fall.

The Fund’s security selection in agency mortgage-backed securities, particularly in agency residential mortgage-backed securities passthroughs, was a leading contributor to relative performance. The Fund’s allocation to securitized credit, including asset-backed securities, non-agency mortgage-backed securities and commercial mortgage-backed securities, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund was invested primarily in a diversified portfolio of corporate bonds, U.S. government and agency securities, asset-backed securities, and mortgage-related and mortgage-backed securities.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Collateralized Mortgage Obligations	31.5%
Asset-Backed Securities	28.8
Corporate Bonds	24.3
Mortgage-Backed Securities	6.3
Commercial Mortgage-Backed Securities	5.5
U.S. Treasury Obligations	0.0	(a)
Short-Term Investments	3.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Amount rounds to less than 0.1%.

2	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	SINCE INCEPTION
SMA	March 1, 2018	1.44%	1.80%	4.75%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/1/18 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2018.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Core Focus SMA Fund and the Bloomberg U.S. Aggregate Index from March 1, 2018 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Bloomberg U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The Fund is offered as a component of the JPMorgan Core Focus SMA Managed Account Strategy (“SMA Strategy”) to participants in separately managed account programs. The SMA Strategy consists of a separately managed account that holds both the Fund and other securities and investments directly for the SMA clients. As a result, the Fund will not hold all of the core bond investments of the SMA Strategy but rather will invest in certain securities and investments that can be traded more efficiently if held by an investment company rather than directly. Since the Fund will be used as part of a SMA Strategy, it is not intended to be a stand-alone core bond investment strategy.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	3

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 31.7%

FHLMC, REMIC

Series 2926, Class EW, 5.00%, 1/15/2025	189	199

Series 3935, Class GA, 3.00%, 10/15/2026	269	281

Series 2488, Class GM, 6.00%, 8/15/2032	21	25

Series 4151, Class YC, 2.50%, 1/15/2033	123	127

Series 2740, Class PE, 5.50%, 1/15/2034	78	90

Series 2943, Class ZC, 5.00%, 2/15/2034	30	34

Series 2768, Class PK, 5.00%, 3/15/2034	28	32

Series 3237, Class CE, 5.50%, 11/15/2036	50	61

Series 3249, Class CB, 4.25%, 12/15/2036	41	45

Series 3258, Class XX, 5.50%, 12/15/2036	53	62

Series 4031, Class AB, 5.50%, 6/15/2037	98	113

Series 3404, Class DC, 5.50%, 1/15/2038	50	59

Series 3601, Class HB, 5.00%, 11/15/2039	25	29

Series 3626, Class ME, 5.00%, 1/15/2040	29	33

Series 3680, Class ZA, 4.50%, 6/15/2040	90	101

Series 3777, Class WA, 4.00%, 12/15/2040	68	74

Series 3772, Class NE, 4.50%, 12/15/2040	180	203

Series 3939, Class AZ, 4.00%, 3/15/2041	88	94

Series 4240, Class DK, 4.00%, 11/15/2042	50	53

Series 4283, Class EW, 4.50%, 12/15/2043 (a)	71	78

Series 4887, Class EA, 2.50%, 6/15/2049	367	380

Series 4924, Class KA, 2.50%, 8/25/2049	209	218

FNMA, REMIC

Series 2011-61, Class MG, 4.00%, 7/25/2026 (b)	266	282

Series 2013-17, Class YM, 4.00%, 3/25/2033	65	72

Series 2003-32, Class UJ, 5.50%, 5/25/2033	19	21

Series 2003-82, Class Z, 5.50%, 8/25/2033	32	37

Series 2004-17, Class H, 5.50%, 4/25/2034	77	90

Series 2004-31, Class MZ, 4.25%, 5/25/2034	31	36

Series 2004-36, Class CB, 5.00%, 5/25/2034	21	24

Series 2004-91, Class BR, 5.50%, 12/25/2034	26	30

Series 2009-13, Class PM, 4.00%, 4/25/2035	54	56

Series 2005-29, Class WQ, 5.50%, 4/25/2035	94	109

Series 2005-109, Class GD, 6.00%, 10/25/2035	17	17

Series 2015-65, Class LD, 3.50%, 1/25/2036	147	162

Series 2005-122, Class PY, 6.00%, 1/25/2036	71	83

Series 2006-24, Class Z, 5.50%, 4/25/2036	84	96

Series 2007-36, Class PH, 5.50%, 4/25/2037	27	30

Series 2007-60, Class ZB, 4.75%, 5/25/2037	202	220

Series 2009-42, Class TZ, 4.50%, 3/25/2039	235	265

Series 2009-66, Class KE, 4.00%, 9/25/2039	44	48

Series 2009-105, Class DB, 4.50%, 12/25/2039	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-43, Class EM, 5.00%, 5/25/2040	21	25

Series 2010-87, Class PJ, 3.50%, 6/25/2040	13	14

Series 2010-59, Class EB, 5.00%, 6/25/2040	300	382

Series 2012-113, Class PB, 2.00%, 10/25/2040	207	211

Series 2011-146, Class LX, 3.50%, 10/25/2040	200	212

Series 2011-1, Class QA, 4.50%, 10/25/2040	15	15

Series 2010-133, Class GP, 4.00%, 11/25/2040	250	284

Series 2010-123, Class KU, 4.50%, 11/25/2040	103	116

Series 2010-129, Class PZ, 4.50%, 11/25/2040	170	182

Series 2010-136, Class CY, 4.00%, 12/25/2040	290	329

Series 2010-141, Class AL, 4.00%, 12/25/2040	105	114

Series 2010-154, Class KZ, 4.50%, 1/25/2041	47	59

Series 2011-55, Class BZ, 3.50%, 6/25/2041	172	188

Series 2011-115, Class UC, 4.00%, 11/25/2041	70	77

Series 2013-114, Class LM, 4.00%, 3/25/2042	200	221

Series 2012-124, Class PA, 2.50%, 7/25/2042	214	222

Series 2012-120, Class PA, 3.50%, 10/25/2042	64	70

Series 2014-19, Class Z, 4.50%, 4/25/2044	279	322

Series 2016-103, Class LA, 3.00%, 5/25/2044	299	306

Series 2015-61, Class PV, 3.50%, 5/25/2044	18	20

Series 2016-32, Class PA, 3.00%, 12/25/2045	113	120

Series 2017-110, Class PB, 3.00%, 2/25/2057	265	284

GNMA

Series 2003-46, Class HA, 4.50%, 6/20/2033	68	73

Series 2004-55, Class MC, 5.50%, 7/20/2034	15	17

Series 2005-16, Class CA, 5.00%, 2/20/2035	25	28

Series 2005-17, Class GE, 5.00%, 2/20/2035	114	127

Series 2008-25, Class AD, 4.50%, 3/20/2038	80	87

Series 2009-16, Class ZD, 6.00%, 3/20/2039	102	118

Series 2009-58, Class PA, 4.50%, 7/20/2039	120	131

Series 2010-69, Class ME, 3.00%, 4/20/2040	5	5

Total Collateralized Mortgage Obligations (Cost $8,008)		8,457

Asset-Backed Securities — 28.9%

ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	124	124

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	330	332

American Credit Acceptance Receivables Trust

Series 2020-1, Class B, 2.08%, 12/13/2023 (c)	55	55

Series 2020-3, Class C, 1.85%, 6/15/2026 (c)	148	151

Business Jet Securities LLC Series 2019-1, Class A, 4.21%, 7/15/2034 (c)	73	75

CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	116

CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (c)	133	133

Carvana Auto Receivables Trust

Series 2021-P1, Class B, 1.19%, 1/11/2027	200	200

Series 2021-P1, Class C, 1.53%, 3/10/2027	200	201

CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (c)	250	270

Credit Acceptance Auto Loan Trust

Series 2020-1A, Class A, 2.01%, 2/15/2029 (c)	250	254

Series 2020-3A, Class A, 1.24%, 10/15/2029(c)	250	253

Series 2020-3A, Class B, 1.77%, 12/17/2029(c)	250	254

Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.5 1%, 11/21/2033 (c)	90	91

Drive Auto Receivables Trust

Series 2019-1, Class D, 4.09%, 6/15/2026	240	248

Series 2020-1, Class D, 2.70%, 5/17/2027	400	411

DT Auto Owner Trust

Series 2018-1A, Class D, 3.81%, 12/15/2023 (c)	24	24

Series 2020-2A, Class A, 1.14%, 1/16/2024 (c)	18	18

Series 2020-1A, Class B, 2.16%, 5/15/2024 (c)	50	50

Series 2019-1A, Class C, 3.61%, 11/15/2024 (c)	44	44

Series 2019-2A, Class C, 3.18%, 2/18/2025 (c)	180	182

Exeter Automobile Receivables Trust Series 2020-1A, Class B, 2.26%, 4/15/2024 (c)	26	26

First Investors Auto Owner Trust Series 2019-1A, Class B, 3.02%, 3/17/2025 (c)	120	121

Flagship Credit Auto Trust

Series 2018-2, Class B, 3.56%, 5/15/2023 (c)	4	4

Series 2019-1, Class A, 3.11%, 8/15/2023 (c)	7	7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class A, 2.83%, 10/16/2023 (c)	30	30

Series 2017-4, Class C, 2.92%, 11/15/2023 (c)	168	169

Series 2019-3, Class B, 2.48%, 8/15/2024 (c)	225	229

Series 2019-1, Class D, 4.08%, 2/18/2025 (c)	167	174

Series 2020-1, Class C, 2.24%, 1/15/2026 (c)	500	514

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (c)	14	14

Series 2021-1CP, Class A, 0.66%, 3/20/2028 (c)	141	140

FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (c)	150	150

GLS Auto Receivables Issuer Trust Series 2019-3A, Class A, 2.58%, 7/17/2023 (c)	4	4

GLS Auto Receivables Trust

Series 2018-3A, Class B, 3.78%, 8/15/2023 (c)	29	30

Series 2021-2A, Class B, 0.77%, 9/15/2025 (c)	40	40

Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (c)	101	108

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	51	54

Lendingpoint Asset Securitization Trust Series 2021-A, Class A, 1.00%, 12/15/2028 (c)	250	250

Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (c)	175	178

Marlette Funding Trust

Series 2020-1A, Class A, 2.24%, 3/15/2030 (c)	2	2

Series 2021-1A, Class A, 0.60%, 6/16/2031 (c)	74	74

NMEF Funding LLC Series 2021-A, Class A2, 0.81%, 12/15/2027 (c)	310	310

Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	96	96

Progress Residential Trust

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (c)	150	153

Series 2021-SFR8, Class A, 1.51%, 9/17/2038 (c)	155	155

Santander Consumer Auto Receivables Trust

Series 2020-AA, Class C, 3.71%, 2/17/2026 (c)	400	421

Santander Drive Auto Receivables Trust

Series 2020-4, Class D, 1.48%, 1/15/2027	200	203

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (c)	100	100

Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (c)	66	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	5

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 ‡ (a) (c)	42	43

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (c)	110	110

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (c)	67	68

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (c)	67	68

Westlake Automobile Receivables Trust Series 2021-1A, Class C, 0.95%, 3/16/2026 (c)	125	125

World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	7	7

Total Asset-Backed Securities (Cost $7,654)		7,729

Corporate Bonds — 24.4%

Aerospace & Defense — 0.7%

Boeing Co. (The) 2.75%, 2/1/2026	70	73

Northrop Grumman Corp. 3.20%, 2/1/2027	30	33

3.85%, 4/15/2045	20	23

Raytheon Technologies Corp. 4.15%, 5/15/2045	40	48

		177

Automobiles — 0.7%

Hyundai Capital America 1.80%, 10/15/2025 (c)	100	101

Nissan Motor Acceptance Corp. 3.88%, 9/21/2023 (c)	30	32

2.00%, 3/9/2026 (c)	45	45

		178

Banks — 1.6%

Bank of America Corp. 4.20%, 8/26/2024	60	66

5.00%, 1/21/2044	55	74

(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15	18

Citigroup, Inc. 3.20%, 10/21/2026	19	21

8.13%, 7/15/2039	30	51

Fifth Third Bancorp 3.65%, 1/25/2024	25	27

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.78%, 3/2/2025	15	16

3.74%, 3/7/2029	55	63

Regions Financial Corp. 1.80%, 8/12/2028	20	20

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	28

Wells Fargo & Co. 4.65%, 11/4/2044	30	37

		421

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	32

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	13

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.00%, 4/13/2028	15	17

4.95%, 1/15/2042	45	57

Constellation Brands, Inc. 3.70%, 12/6/2026	10	11

3.75%, 5/1/2050	5	6

Keurig Dr Pepper, Inc. 4.60%, 5/25/2028	15	17

5.09%, 5/25/2048	5	7

Molson Coors Beverage Co. 4.20%, 7/15/2046	15	17

		177

Biotechnology — 0.6%

AbbVie, Inc. 4.55%, 3/15/2035	10	12

4.70%, 5/14/2045	15	19

4.45%, 5/14/2046	25	31

4.88%, 11/14/2048	15	20

Biogen, Inc. 2.25%, 5/1/2030	30	30

3.15%, 5/1/2050	30	30

Gilead Sciences, Inc. 4.80%, 4/1/2044	15	19

		161

Capital Markets — 1.3%

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	22

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65	76

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (c) (d)	20	22

(SOFR + 1.44%), 2.69%, 6/23/2032 (c) (d)	100	101

Morgan Stanley 3.13%, 7/27/2026	35	38

3.95%, 4/23/2027	25	28

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(d)	50	59

(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	10	11

		357

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.6%

DuPont de Nemours, Inc. 5.32%, 11/15/2038	20	26

LYB International Finance II BV 3.50%, 3/2/2027	20	22

LYB International Finance III LLC 3.38%, 10/1/2040	20	21

Mosaic Co. (The) 3.25%, 11/15/2022	10	10

4.05%, 11/15/2027	10	12

Nutrien Ltd. (Canada) 3.00%, 4/1/2025	20	21

6.13%, 1/15/2041	20	29

Sherwin-Williams Co. (The) 2.30%, 5/15/2030	30	31

		172

Construction Materials — 0.3%

Eagle Materials, Inc. 2.50%, 7/1/2031	50	50

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	33

		83

Consumer Finance — 0.8%

Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (c)	65	66

5.50%, 1/15/2026 (c)	25	28

2.53%, 11/18/2027 (c)	45	45

Capital One Financial Corp. 4.20%, 10/29/2025	15	17

3.75%, 3/9/2027	25	28

General Motors Financial Co., Inc. 5.20%, 3/20/2023	25	27

1.25%, 1/8/2026	15	15

		226

Diversified Financial Services — 0.2%

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (c)	5	5

3.85%, 6/15/2025 (c)	30	32

Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	28

		65

Diversified Telecommunication Services — 1.2%

AT&T, Inc. 2.25%, 2/1/2032	15	15

2.55%, 12/1/2033 (c)	52	52

3.50%, 9/15/2053 (c)	68	71

Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030 (b)	25	38

Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Verizon Communications, Inc. 2.10%, 3/22/2028	25	26

4.33%, 9/21/2028	41	48

4.86%, 8/21/2046	46	59

		331

Electric Utilities — 1.5%

Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	27

Duke Energy Corp. 3.75%, 9/1/2046	25	27

Emera US Finance LP (Canada) 3.55%, 6/15/2026	10	11

4.75%, 6/15/2046	20	24

Entergy Louisiana LLC 4.00%, 3/15/2033	40	46

Evergy, Inc. 2.90%, 9/15/2029	30	32

Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	21

Indiana Michigan Power Co.

Series K, 4.55%, 3/15/2046	15	19

Metropolitan Edison Co. 3.50%, 3/15/2023 (c)	15	16

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	30	31

Pacific Gas and Electric Co. 1.37%, 3/10/2023	80	79

PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	22

Southern Co. (The) 3.25%, 7/1/2026	30	33

		388

Electrical Equipment — 0.1%

Eaton Corp. 3.10%, 9/15/2027	25	27

Electronic Equipment, Instruments & Components — 0.3%

Arrow Electronics, Inc. 3.25%, 9/8/2024	15	16

3.88%, 1/12/2028	15	16

Corning, Inc. 5.35%, 11/15/2048	20	29

4.38%, 11/15/2057	15	18

		79

Energy Equipment & Services — 0.6%

Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	30	33

4.08%, 12/15/2047	30	34

Halliburton Co. 4.50%, 11/15/2041	10	11

NOV, Inc. 3.60%, 12/1/2029	30	32

Schlumberger Holdings Corp. 4.00%, 12/21/2025 (c)	15	17

4.30%, 5/1/2029 (c)	30	34

		161

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	7

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 2.5%

American Tower Corp. 5.00%, 2/15/2024	30	33

3.95%, 3/15/2029	15	17

1.88%, 10/15/2030	50	49

Boston Properties LP 3.40%, 6/21/2029	25	27

Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	27

Crown Castle International Corp. 4.45%, 2/15/2026	30	34

Duke Realty LP 4.00%, 9/15/2028	25	29

Equinix, Inc. 3.20%, 11/18/2029	18	19

ERP Operating LP 3.00%, 7/1/2029	30	32

Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	25	28

Host Hotels & Resorts LP 3.88%, 4/1/2024	15	16

Life Storage LP 4.00%, 6/15/2029	25	28

Mid-America Apartments LP 3.95%, 3/15/2029	25	28

National Retail Properties, Inc. 4.00%, 11/15/2025	20	22

Realty Income Corp. 3.65%, 1/15/2028	25	28

Regency Centers LP 3.60%, 2/1/2027	45	50

Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (c)	60	67

Simon Property Group LP 4.75%, 3/15/2042	10	13

UDR, Inc. 4.40%, 1/26/2029	20	23

3.00%, 8/15/2031	20	21

VEREIT Operating Partnership LP 4.88%, 6/1/2026	10	12

2.85%, 12/15/2032	25	26

Welltower, Inc. 4.00%, 6/1/2025	25	27

6.50%, 3/15/2041	10	15

		671

Food & Staples Retailing — 0.3%

Kroger Co. (The) 5.15%, 8/1/2043	30	39

Sysco Corp. 5.65%, 4/1/2025	25	29

		68

Food Products — 0.2%

Conagra Brands, Inc. 5.30%, 11/1/2038	5	6

Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20	27

Tyson Foods, Inc. 5.15%, 8/15/2044	10	13

		46

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — 0.0% (e)

CenterPoint Energy Resources Corp.

0.70%, 3/2/2023	10	10

Health Care Equipment & Supplies — 0.3%

Abbott Laboratories 4.75%, 11/30/2036	15	19

Becton Dickinson and Co. 3.70%, 6/6/2027	10	11

2.82%, 5/20/2030	30	32

Boston Scientific Corp. 4.70%, 3/1/2049	10	13

		75

Health Care Providers & Services — 0.6%

Anthem, Inc. 4.63%, 5/15/2042	20	25

Cigna Corp. 3.40%, 3/15/2051	25	27

CVS Health Corp. 4.30%, 3/25/2028	10	12

4.78%, 3/25/2038	27	33

HCA, Inc. 4.50%, 2/15/2027	20	22

5.25%, 6/15/2049	15	20

Quest Diagnostics, Inc. 2.80%, 6/30/2031	30	32

		171

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp. 4.70%, 12/9/2035	30	37

Starbucks Corp. 4.45%, 8/15/2049	15	19

		56

Industrial Conglomerates — 0.4%

General Electric Co. 6.75%, 3/15/2032	70	97

Insurance — 1.0%

American Financial Group, Inc. 3.50%, 8/15/2026	20	22

American International Group, Inc. 3.88%, 1/15/2035	25	28

4.38%, 1/15/2055	15	19

Athene Global Funding 3.00%, 7/1/2022 (c)	25	26

2.95%, 11/12/2026 (c)	30	32

Athene Holding Ltd. 4.13%, 1/12/2028	10	11

Cincinnati Financial Corp. 6.92%, 5/15/2028	20	26

Lincoln National Corp. 4.35%, 3/1/2048	20	24

Markel Corp. 3.50%, 11/1/2027	20	22

5.00%, 5/20/2049	15	20

Principal Financial Group, Inc. 3.70%, 5/15/2029	5	6

Prudential Financial, Inc. 3.88%, 3/27/2028	19	22

		258

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — 0.1%

Fiserv, Inc. 2.65%, 6/1/2030	30	31

Media — 0.9%

Charter Communications Operating LLC 4.91%, 7/23/2025	25	28

6.38%, 10/23/2035	20	27

5.75%, 4/1/2048	10	13

Comcast Corp. 3.20%, 7/15/2036	40	44

3.90%, 3/1/2038	45	53

Discovery Communications LLC 3.63%, 5/15/2030	25	27

ViacomCBS, Inc. 4.95%, 1/15/2031	30	36

		228

Metals & Mining — 0.3%

Glencore Funding LLC (Australia) 4.63%, 4/29/2024 (c)	15	16

1.63%, 9/1/2025 (c)	20	20

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (c)	10	11

Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20	26

		73

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	5	6

3.50%, 4/3/2030	20	23

Kohl’s Corp. 3.38%, 5/1/2031	10	10

		39

Multi-Utilities — 0.2%

Ameren Corp. 1.75%, 3/15/2028	5	5

Dominion Energy, Inc.

Series C, 4.05%, 9/15/2042	20	23

Puget Energy, Inc. 2.38%, 6/15/2028 (c)	10	10

Sempra Energy 3.80%, 2/1/2038	25	28

		66

Oil, Gas & Consumable Fuels — 2.7%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (c)	30	34

Boardwalk Pipelines LP 5.95%, 6/1/2026	20	24

Buckeye Partners LP 5.85%, 11/15/2043	10	10

Chevron USA, Inc. 5.05%, 11/15/2044	30	41

CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	25

Devon Energy Corp. 5.25%, 9/15/2024 (c)	20	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20	22

4.50%, 6/10/2044	15	18

Energy Transfer LP 5.88%, 3/1/2022	15	15

4.00%, 10/1/2027	10	11

5.35%, 5/15/2045	30	36

6.25%, 4/15/2049	15	20

Enterprise Products Operating LLC 3.13%, 7/31/2029	15	16

5.10%, 2/15/2045	25	32

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)	50	51

Kinder Morgan, Inc. 2.00%, 2/15/2031	25	24

3.25%, 8/1/2050	10	10

Magellan Midstream Partners LP 4.20%, 10/3/2047	10	11

Marathon Petroleum Corp. 6.50%, 3/1/2041	15	21

MPLX LP 4.13%, 3/1/2027	15	17

4.50%, 4/15/2038	10	11

5.20%, 3/1/2047	15	19

ONEOK, Inc. 3.40%, 9/1/2029	30	32

4.45%, 9/1/2049	15	17

Phillips 66 4.88%, 11/15/2044	20	25

Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	29

Plains All American Pipeline LP 3.55%, 12/15/2029	30	32

Spectra Energy Partners LP 4.50%, 3/15/2045	20	24

Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20	25

TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	15	18

Williams Cos., Inc. (The) 3.90%, 1/15/2025	20	22

		714

Pharmaceuticals — 0.5%

Mylan, Inc. 5.20%, 4/15/2048	10	12

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	54

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	11

Zoetis, Inc. 4.50%, 11/13/2025	15	17

2.00%, 5/15/2030	15	15

4.70%, 2/1/2043	15	20

		129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	9

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Road & Rail — 0.9%

Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	37

CSX Corp. 2.40%, 2/15/2030	15	16

4.30%, 3/1/2048	20	24

ERAC USA Finance LLC 5.63%, 3/15/2042 (c)	30	42

Norfolk Southern Corp. 4.65%, 1/15/2046	10	13

2.90%, 8/25/2051	60	60

4.05%, 8/15/2052	15	18

Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (c)	30	30

		240

Semiconductors & Semiconductor Equipment — 0.3%

Broadcom Corp. 3.13%, 1/15/2025	30	31

3.88%, 1/15/2027	25	28

Microchip Technology, Inc. 0.97%, 2/15/2024 (c)	21	21

		80

Software — 0.2%

Oracle Corp. 3.85%, 7/15/2036	50	55

VMware, Inc. 1.80%, 8/15/2028	5	5

		60

Specialty Retail — 0.2%

AutoZone, Inc. 4.00%, 4/15/2030	10	11

1.65%, 1/15/2031	20	19

O’Reilly Automotive, Inc. 1.75%, 3/15/2031	15	15

		45

Technology Hardware, Storage & Peripherals — 0.2%

Dell International LLC 5.45%, 6/15/2023	15	16

6.02%, 6/15/2026	20	24

6.20%, 7/15/2030	10	13

		53

Tobacco — 0.4%

Altria Group, Inc. 3.40%, 5/6/2030	30	32

3.88%, 9/16/2046	15	15

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	5	5

3.56%, 8/15/2027	20	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	31

		105

Trading Companies & Distributors — 0.4%

Air Lease Corp. 3.50%, 1/15/2022	25	25

3.25%, 3/1/2025	10	11

3.25%, 10/1/2029	20	21

Aviation Capital Group LLC 2.88%, 1/20/2022 (c)	30	30

3.50%, 11/1/2027 (c)	20	21

		108

Wireless Telecommunication Services — 0.3%

Rogers Communications, Inc. (Canada)

4.50%, 3/15/2043	10	12

T-Mobile USA, Inc. 3.75%, 4/15/2027	15	17

4.50%, 4/15/2050	5	6

Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	25	28

5.00%, 5/30/2038	11	14

		77

Total Corporate Bonds (Cost $6,044)		6,503

Mortgage-Backed Securities — 6.3%

FHLMC Gold Pools, Other

Pool # U90067, 4.00%, 8/1/2042	97	106

FNMA, Other

Pool # AM4660, 3.77%, 12/1/2025	129	143

Pool # AM5940, 3.24%, 6/1/2026	66	72

Pool # AN3452, 2.82%, 12/1/2026	495	535

Pool # BL0004, 3.50%, 9/1/2028	250	285

Pool # AM6428, 3.58%, 8/1/2029	84	93

Pool # AM6430, 3.58%, 8/1/2029	84	96

Pool # BL9673, 1.53%, 12/1/2030	345	348

Total Mortgage-Backed Securities (Cost $1,629)		1,678

Commercial Mortgage-Backed Securities — 5.5%

20 Times Square Trust

Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (c)	100	98

Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (c)	100	97

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Mortgage-Backed Securities — continued

Citigroup Commercial Mortgage Trust

Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24	24

Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8	8

Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	9

Commercial Mortgage Trust

Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	10	10

Series 2014-CR17, Class A4, 3.70%, 5/10/2047	28	30

Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	25

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K731, Class AM, 3.60%, 2/25/2025 (a)	200	217

Series K090, Class A2, 3.42%, 2/25/2029	120	137

FREMF Mortgage Trust

Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (c)	99	102

GPMT Ltd. (Cayman Islands)

Series 2018-FL1, Class AS, 1.29%, 11/21/2035 ‡ (a) (c)	76	76

GS Mortgage Securities Trust

Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	119

Series 2013-GC16, Class B, 5.16%, 11/10/2046 (a)	50	53

JPMBB Commercial Mortgage Securities Trust

Series 2013-C15, Class C, 5.37%, 11/15/2045 (a)	30	32

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-LC11, Class A4, 2.69%, 4/15/2046	14	14

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2015-C27, Class A3, 3.47%, 12/15/2047	126	133

SLG Office Trust

Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	120	126

Wells Fargo Commercial Mortgage Trust

Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	123	131

WFRBS Commercial Mortgage Trust

Series 2013-C13, Class A3, 2.75%, 5/15/2045	26	26

Total Commercial Mortgage-Backed Securities (Cost $1,389)		1,467

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 0.0% (e)

U.S. Treasury Bonds 2.00%, 2/15/2050(Cost $11)	10	10

	SHARES
Short-Term Investments — 3.6%

Investment Companies — 3.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (f) (g) (Cost $959)	959	959

Total Investments — 100.4% (Cost $25,694)		26,803
Liabilities in Excess of Other Assets — (0.4)%		(100)

NET ASSETS — 100.0%		26,703

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Focus SMA Fund
ASSETS:
Investments in non-affiliates, at value	$25,844
Investments in affiliates, at value	959
Cash	—	(a)
Receivables:
Interest from non-affiliates	103
Dividends from affiliates	—	(a)
Due from adviser	13

Total Assets	26,919

LIABILITIES:
Payables:
Investment securities purchased	155
Accrued liabilities:
Custodian and accounting fees	8
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	53

Total Liabilities	216

Net Assets	$26,703

NET ASSETS:
Paid-in-Capital	$25,456
Total distributable earnings (loss)	1,247

Total Net Assets	$26,703

Net Assets:
SMA	$26,703

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
SMA	2,557
Net Asset Value (b):
SMA — Offering and redemption price per share	$10.44

Cost of investments in non-affiliates	$24,735
Cost of investments in affiliates	959

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Focus SMA Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$315
Interest income from affiliates	2
Dividend income from affiliates	1

Total investment income	318

EXPENSES:
Administration fees	10
Custodian and accounting fees	25
Professional fees	39
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	3
Transfer agency fees	—	(a)
Other	2

Total expenses	92

Less fees waived	(10)
Less expense reimbursements	(82)

Net expenses	—

Net investment income (loss)	318

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	46
Investments in affiliates	—	(a)

Net realized gain (loss)	46

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	41
Investments in affiliates	—	(a)

Change in net unrealized appreciation/depreciation	41

Net realized/unrealized gains (losses)	87

Change in net assets resulting from operations	$405

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Focus SMA Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$318	$758
Net realized gain (loss)	46	255
Change in net unrealized appreciation/depreciation	41	(559)

Change in net assets resulting from operations	405	454

DISTRIBUTIONS TO SHAREHOLDERS:
SMA	(328)	(930)

Total distributions to shareholders	(328)	(930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from SMA capital transactions	5,691	(7,070)

NET ASSETS:
Change in net assets	5,768	(7,546)
Beginning of period	20,935	28,481

End of period	$26,703	$20,935

CAPITAL TRANSACTIONS:
SMA
Proceeds from shares issued	$7,455	$—
Distributions reinvested	328	930
Cost of shares redeemed	(2,092)	(8,000)

Change in net assets resulting from SMA capital transactions	$5,691	$(7,070)

SHARE TRANSACTIONS:
SMA
Issued	717	—
Reinvested	31	89
Redeemed	(201)	(760)

Change in SMA Shares	547	(671)

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Core Focus SMA Fund
SMA
Six Months Ended August 31, 2021 (Unaudited)	$10.42	$0.13	$0.02	$0.15	$(0.13)	$—		$(0.13)
Year Ended February 28, 2021	10.62	0.32	(0.13)	0.19	(0.32)	(0.07)		(0.39)
Year Ended February 29, 2020	10.03	0.36	0.59	0.95	(0.36)	—	(g)	(0.36)
March 1, 2018 (h) through February 28, 2019	10.00	0.35	0.03	0.38	(0.35)	—		(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The Fund’s expenses have been contractually capped at 0.00%. See Note 3.E. in the Notes to Financial Statements. The Fund is an integral part of a “separately managed account” strategy offered through programs sponsored by investment advisors and/or broker-dealers, some of which are unaffiliated with the Fund and the Investment Adviser. Participants in these programs pay a fee to the sponsor of the program.

(g)	Amount rounds to less than $0.005.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.44	1.44%	$26,703	—%		2.39%		0.69%		22%
10.42	1.85	20,935	—		3.01		0.73		23
10.62	9.62	28,481	—		3.43		0.74		25
10.03	3.88	25,964	—	(i)	3.53	(i)	0.85	(i)	38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Diversification Classification
JPMorgan Core Focus SMA Fund	Diversified

The investment objective of the Fund is to seek to maximize total return.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed accounts where JPMIM serves as the investment adviser, sub-adviser or model portfolio provider for the account with the separately manage account sponsor or directly with the client. The Fund’s shares may not be purchased directly by individuals.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

18	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,248	$481	$7,729
Collateralized Mortgage Obligations	—	8,457	—	8,457
Commercial Mortgage-Backed Securities	—	1,196	271	1,467
Corporate Bonds	—	6,503	—	6,503
Mortgage-Backed Securities	—	1,678	—	1,678
U.S. Treasury Obligations	—	10	—	10
Short-Term Investments
Investment Companies	959	—	—	959

Total Investments in Securities	$959	$25,092	$752	$26,803

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$812	$—	$2		$—	(a)	$—	$(333)	$—	$—	$481
Commercial Mortgage-Backed Securities	345	—	—	(a)	—	(a)	—	(74)	—	—	271

Total	$1,157	$—	$2		$—	(a)	$—	$(407)	$—	$—	$752

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2021, which were valued using significant unobservable inputs (level 3) amounted to $3. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$68	Discounted Cash Flow	Constant Prepayment Rate	15.00% (15.00%)
			Yield (Discount Rate of Cash Flows)	0.14% (0.14%)

Asset-Backed Securities	68

	97	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.99% (4.99%)

Commercial Mortgage-Backed Securities	97

Total	$165

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2021, the value of these investments was $587. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.

As of August 31, 2021, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,175	$11,312	$11,528	$—	(c)	$—	(c)	$959	959	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

E. Allocation of Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to

20	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

H. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Fund’s financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser does not charge an advisory fee to the Fund. It should be understood, however, that the Fund is an integral part of separately managed account programs. Participants in these programs pay a fee to the sponsor of the program. The Adviser is compensated by the separately managed account sponsors.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.075% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s principal underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

E. Waivers and Reimbursements — No expenses or fees (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) are borne by the Fund pursuant to contractual arrangements with the Adviser through June 30, 2022.

For the six months ended August 31, 2021, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers Administration Fees	Contractual Reimbursements
$10	$82

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 was $2.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$10,167	$4,049	$966	$997

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$25,694	$1,131	$22	$1,109

At February 28, 2021, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund during the six months ended August 31, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

22	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Fund did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2021, the Fund had one individual shareholder and/or affiliated omnibus account and one individual shareholder and/or non-affiliated omnibus account, which owned 72.0% and 28.0% of the Fund’s outstanding shares, respectively.

Significant shareholder transactions by these shareholders may impact the Fund’s performance and liquidity.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

24	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period†*	Annualized Expense Ratio
JPMorgan Core Focus SMA Fund
SMA
Actual	$1,000.00	$1,014.40	$0.00	0.00%
Hypothetical	1,000.00	1,025.21	0.00	0.00

†

Reflects the fact that no fees or expenses are borne by the Fund. The Fund is an integral part of “separately managed accounts” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund and the Adviser. Participants in these programs pay a fee to the sponsor of the program.

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory

Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the overall arrangement between the Fund and the Adviser, as provided in the Advisory Agreement, was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Fund and its shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

26	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees noted that there was no advisory fee charged to the Fund. The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered that the Adviser did not earn fees from the Fund for providing administration services due to contractual waivers it has in place. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services. In addition, the Trustees considered that the Adviser receives fees from sponsors of, and/or investors in, separately managed accounts that are invested in the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that there was not an investment advisory fee charged to the Fund. The Trustees also considered that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place to limit the overall net expense ratio of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.

AUGUST 31, 2021	J.P. MORGAN SMA FUNDS	27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe ”) and a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-year period. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that the Fund’s performance was in the fourth and fifth quintiles based upon the Peer Group and

Universe, respectively, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Fund is not charged a separate investment advisory fee by the Adviser because the Fund is offered as a component of the SMA Strategy to participants in separately managed account programs that hold both the Fund and other securities and investments directly for the SMA clients. The Adviser is compensated by the separately managed account sponsors. The Trustees considered the Fund’s contractual advisory fee rate and administration fee rate and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”) as the Fund. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee (which is 0.00%) and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the Fee Caps currently in place for the Fund and considered the expenses of the Fund after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of expense ratios because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s expense ratios are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

28	J.P. MORGAN SMA FUNDS	AUGUST 31, 2021

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-CFSMA-821

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2021 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality bond largely outperformed investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

While the global reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain. Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July meeting that it could begin tapering its bond buying by year-end 2021, but that it did not plan to raise interest rates by then.

Within the municipal bond sector, interest rates edged lower and the yield curve flattened out somewhat. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Investor demand for higher yields drove bonds rated single A and BBB to outperform bonds rated AA and AAA.

For the six month period, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49% and the Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index) returned 2.51%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.82%
Bloomberg LB California 1–17 Year Muni Index (formerly Bloomberg Barclays LB California 1-17 Year Muni Index)	1.85%

Net Assets as of 8/31/2021 (In Thousands) . . . . . . . . . . . . . . . . . .	$430,711
Duration as of 8/31/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the transportation (mostly airports), special tax and industrial development revenue sectors, which generally had shorter duration, were leading detractors from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall. The Fund’s allocations to the general obligation, electric, hospitals, education and water & sewer sectors, which generally had longer durations during the period, were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	27.1%
AA	56.0
A	15.6
BBB	0.8
NR	0.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge**		(2.08)%	(2.67)%	1.27%	2.50%
Without Sales Charge		1.72	1.15	2.05	2.89
CLASS C SHARES	February 19, 2005
With CDSC***		0.48	(0.44)	1.55	2.48
Without CDSC		1.48	0.56	1.55	2.48
CLASS I SHARES	December 23, 1996	1.82	1.19	2.16	2.99
CLASS R6 SHARES	October 1, 2018	1.87	1.29	2.23	3.02

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The

Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.20%
Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index)	2.51%
Bloomberg High Yield Municipal Bond Index (formerly Bloomberg Barclays High Yield Municipal Bond Index)	6.15%

Net Assets as of 8/31/2021 (In Thousands)	$528,265
Duration as of 8/31/2021 . . .	6.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”) and the Bloomberg High Yield Municipal Bond Index.

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated BBB and BB were leading contributors to performance as lower quality bonds generally outperformed higher quality bonds during the period. The Fund’s relatively longer duration also contributed to relative performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a greater increase in price than shorter duration bonds when interest rates fall. The Fund’s overweight positions in the education and hospitals sectors and its underweight positions in the pre-refunded and electric sectors also contributed to relative performance.

The Fund’s underweight allocations to the transportation sector and bonds issued by Illinois were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. At the end of the reporting period, the Fund’s duration was 6.8 years compared with 5.1 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	1.0%
AA	8.5
A	10.0
BBB	26.0
BB	17.7
B	0.6
CCC	1.8
NR	34.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge**		1.19%	5.74%	3.45%	3.85%
Without Sales Charge		5.15	9.90	4.25	4.26
CLASS C SHARES	September 17, 2007
With CDSC***		3.90	8.28	3.72	3.84
Without CDSC		4.90	9.28	3.72	3.84
CLASS I SHARES	September 17, 2007	5.20	10.01	4.36	4.36
CLASS R6 SHARES	November 1, 2018	5.25	10.12	4.42	4.39

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective November 1, 2018, the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.35%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	1.91%

Net Assets as of 8/31/2021 (In Thousands)	$4,586,568
Duration as of 8/31/2021	5.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and higher and its overweight allocation to bonds rated single-A and lower also contributed to relative performance. The Fund’s overweight positions in the special tax ad hospital sectors also helped relative performance.

The Fund’s overweight position in the electric sector and its slightly underweight position in the housing and lobal general obligation bond sectors were leading detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	13.6%
AA	47.1
A	23.1
BBB	9.5
BB	1.6
B	0.1
CCC	0.8
NR	4.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge**		(1.63)%	(1.11)%	1.58%	2.24%
Without Sales Charge		2.18	2.70	2.35	2.63
CLASS C SHARES	December 31, 2003
With CDSC***		0.95	1.20	1.80	2.12
Without CDSC		1.95	2.20	1.80	2.12
CLASS I SHARES	September 10, 2001	2.35	3.01	2.62	2.90
CLASS R6 SHARES	November 6, 2017	2.40	3.11	2.70	2.94

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Intermediate Tax Free Bond Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond

Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.87%
Bloomberg New York Intermediate (1–17 Year) Maturities Index (formerly Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index)	2.08%

Net Assets as of 8/31/2021 (In Thousands)	$413,264
Duration as of 8/31/2021	4.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the general obligation, health care, education and water & sewer sectors, which had shorter durations during the period, were leading detractors during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.

The Fund’s allocations to electric, transportation and special tax sectors, which had longer durations during the period, were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	17.3%
AA	53.0
A	23.5
BBB	6.0
NR	0.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge**		(1.95)%	(1.41)%	1.24%	2.03%
Without Sales Charge		1.87	2.42	2.02	2.43
CLASS C SHARES	January 31, 2003
With CDSC***		0.61	0.89	1.50	1.90
Without CDSC		1.61	1.89	1.50	1.90
CLASS I SHARES	September 10, 2001	2.13	2.66	2.29	2.68
CLASS R6 SHARES	October 1, 2018	2.04	2.77	2.32	2.70

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Competitive Intermediate

(1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.08%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index)	0.94%

Net Assets as of 8/31/2021 (In Thousands)	$1,712,367
Duration as of 8/31/2021	3.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds of longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall. The Fund’s overweight allocation to bonds rated single A and lower also contributed to performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s overweight positions in the hospitals and leasing sectors and its underweight allocation in the pre-refunded sector also contributed to relative performance.

The Fund’s underweight allocations to the transportation, housing and industrial development revenue/pollution control revenue sectors were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocation to New York State bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	20.9%
AA	46.0
A	23.3
BBB	8.1
BB	0.5
NR	1.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.21)%	(1.14)%	1.06%	1.03%
Without Sales Charge		1.08	1.14	1.52	1.26
CLASS C SHARES	November 1, 2001
With CDSC***		(0.19)	(0.39)	1.02	0.85
Without CDSC		0.81	0.61	1.02	0.85
CLASS I SHARES	June 19, 2009	1.30	1.59	1.99	1.73
CLASS R6 SHARES	October 1, 2018	1.33	1.64	2.00	1.74

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond
Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.44%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	1.91%

Net Assets as of 8/31/2021 (In Thousands)	$328,463
Duration as of 8/31/2021	5.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was the leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and higher and its overweight allocation to bonds rated single A and lower also contributed to relative performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s overweight allocations to the hospitals and education sectors and its underweight position in the pre-refunded sectors also helped relative performance.

The Fund’s shorter duration profile within the outperforming housing sector was a leading detractor from performance relative to the Benchmark. The Fund’s underweight allocations to state general obligation bonds, transportation and New York State bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the period, the Fund’s duration was 5.1 years and the Benchmark’s was 4.3 years.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	15.0%
AA	42.0
A	20.3
BBB	12.6
BB	2.0
NR	8.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(1.56)%	(1.04)%	1.62%	2.52%
Without Sales Charge		2.29	2.82	2.41	2.91
CLASS C SHARES	November 4, 1997
With CDSC***		0.93	1.17	1.83	2.44
Without CDSC		1.93	2.17	1.83	2.44
CLASS I SHARES	February 9, 1993	2.44	3.10	2.64	3.17
CLASS R6 SHARES	November 6, 2017	2.49	3.20	2.72	3.21

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond

Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.42%
Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index)	2.51%

Net Assets as of 8/31/2021 (In Thousands)	$685,758
Duration as of 8/31/2021	6.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a larger increase in price than bonds of shorter duration as interest rates fall. The Fund’s overweight allocation to bonds rated single A and lower also contributed to relative performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s underweight position in general obligation bonds and its overweight allocations to the leasing and hospital sectors also helped relative performance.

The Fund’s overweight allocation to the electric sector and its underweight allocation to the transportation sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocations to California and New York state bonds also hurt relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	12.5%
AA	41.0
A	21.8
BBB	15.9
BB	2.2
B	0.4
CCC	0.6
NR	5.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(0.50)%	0.99%	2.32%	3.57%
Without Sales Charge		3.42	4.90	3.10	3.96
CLASS C SHARES	July 1, 2008
With CDSC***		2.06	3.24	2.49	3.43
Without CDSC		3.06	4.24	2.49	3.43
CLASS I SHARES	February 1, 1995	3.46	5.15	3.33	4.16
CLASS R6 SHARES	October 1, 2018	3.49	5.20	3.36	4.18

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.23%
Bloomberg 1 Year Municipal Bond Index (formerly Bloomberg Barclays 1 Year Municipal Bond Index)	0.28%

Net Assets as of 8/31/2021 (In Thousands)	$5,647,467
Duration as of 8/31/2021	1.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund underperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading detractor from performance as interest rates edged lower during the period. Generally, bonds with shorter duration will experience a smaller price increase compared with longer duration bonds when interest rates fall. The Fund’s out-of-Benchmark allocation to variable rate demand notes, which generally do not experience price appreciation when interest rates fall, also detracted from relative performance. The Fund’s underweight allocations to bonds rated single A and BBB also hurt relative performance as lower rated bonds largely outperformed higher rated bonds.

The Fund’s underweight allocation to pre-refunded bonds, which are generally rated high quality, was a leading contributor to performance relative to the Benchmark. The Fund’s overweight allocations to the electric and industrial development revenue/pollution control revenue bond sectors, as well as its overweight allocation to New York state bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	21.7%
AA	37.1
A	15.7
BBB	6.5
BB	0.2
NR	18.8

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES**	May 31, 2016	0.13%	0.18%	0.87%	0.86%
CLASS I SHARES	May 31, 2016	0.23	0.29	1.07	1.06

*	Not annualized.
**	Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.2% (a)

California — 93.2%

Certificate of Participation/Lease — 0.3%

City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,082

Education — 4.8%

California Educational Facilities Authority, Pomona College, Capital Appreciation Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,939

California Educational Facilities Authority, Stanford University

Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,613

Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,130

Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,178

California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group, Green Bond Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,600

University of California

Series AM, Rev., 5.00%, 5/15/2028	1,500	1,692

Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,639

Series AR, Rev., 5.00%, 5/15/2035	1,500	1,804

University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,892

		20,487

General Obligation — 31.6%

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,415

Chaffey Joint Union High School District

Series F, GO, Zero Coupon, 2/1/2033	230	186

Series F, GO, Zero Coupon, 2/1/2034	545	426

City and County of San Francisco

Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,580

Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,208

City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,673

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure

Series A-1, GO, 5.00%, 9/1/2036	1,500	1,925

Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,459

Coast Community College District, Election of 2002 Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,777

County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

County of Santa Clara, Campbell Union High School District, Election of 2016

Series B, GO, 5.00%, 8/1/2033	370	446

Series B, GO, 5.00%, 8/1/2035	2,000	2,403

East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,345

Escondido Union High School District, Election of 2008

Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,467

Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	906

Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,892

Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax

Series A, GO, 5.00%, 7/1/2023	2,550	2,779

Series 2021A, GO, 5.00%, 7/1/2028	1,500	1,931

Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,955

Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	2,025

Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,195

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2031	500	384

GO, Zero Coupon, 7/1/2032	880	645

Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,264

Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,113

Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,169

Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	727

Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	988

Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,166

Napa Valley Unified School District, Election of 2006 Series A, GO, Zero Coupon, 8/1/2027	2,000	1,876

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	4,045

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Palo Alto Unified School District, Election of 2008

GO, Zero Coupon, 8/1/2022	1,500	1,498

GO, Zero Coupon, 8/1/2025	1,015	1,000

GO, Zero Coupon, 8/1/2026	1,790	1,746

GO, Zero Coupon, 8/1/2027	2,360	2,272

San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,192

San Diego Unified School District, Election of 1998

Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,313

Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,263

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 5.00%, 8/1/2032	2,000	2,348

Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,925

San Jose Unified School District, Capital Appreciation, Election of 2002

Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,963

Series C, GO, NATL-RE, Zero Coupon, 8/1/2029	1,500	1,373

Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,660

San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,734

San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,077

San Mateo County Community College District, Election of 2005

Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,386

Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,936

Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,833

Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	817

San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,284

San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,791

Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	944

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,588

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,322

State of California, Various Purpose

GO, 5.00%, 9/1/2021	1,000	1,000

GO, 5.00%, 8/1/2026	1,320	1,614

GO, 5.00%, 8/1/2027	2,000	2,517

GO, 5.25%, 9/1/2027	1,575	1,578

GO, 5.00%, 11/1/2027	3,000	3,801

GO, 4.00%, 3/1/2029	1,000	1,236

GO, 5.00%, 11/1/2029	2,000	2,657

GO, 5.00%, 12/1/2029	2,000	2,217

GO, 5.00%, 8/1/2030	2,000	2,504

GO, 5.00%, 9/1/2030	1,000	1,002

GO, 5.00%, 8/1/2031	1,500	1,733

GO, 5.00%, 10/1/2031	1,000	1,317

GO, 5.00%, 11/1/2031	1,130	1,524

GO, 5.00%, 8/1/2032	1,500	1,873

GO, 5.00%, 10/1/2032	3,000	3,420

GO, 5.00%, 8/1/2033	1,000	1,211

GO, 5.00%, 3/1/2035	1,000	1,306

GO, 5.00%, 4/1/2036	1,000	1,288

GO, 5.00%, 8/1/2036	2,650	3,357

GO, 5.00%, 8/1/2037	1,430	1,808

Tulare Local Health Care District

GO, 4.00%, 8/1/2024	410	450

GO, 4.00%, 8/1/2025	455	514

Upland Unified School District, Election of 2008 Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,331

		136,389

Hospital — 5.5%

Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,090

California Health Facilities Financing Authority, Adventist Health System

Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,500

Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,462

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Rev., 5.00%, 11/15/2030	250	298

Rev., 5.00%, 11/15/2032	400	476

Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,248

Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,818

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,181

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford

Series 2014A, Rev., 5.00%, 8/15/2027	580	659

Series 2014A, Rev., 5.00%, 8/15/2028	850	965

Series 2014A, Rev., 5.00%, 8/15/2030	655	743

Series A, Rev., 5.00%, 8/15/2030	1,000	1,206

California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,089

California Health Facilities Financing Authority, Stanford Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,502

California Health Facilities Financing Authority, Sutter Health

Series 2018A, Rev., 5.00%, 11/15/2025	500	597

Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,871

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025	145	164

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	855

		23,724

Housing — 0.6%

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,201

City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023 (b)	185	197

		2,398

Industrial Development Revenue/Pollution Control Revenue — 0.7%

California Infrastructure & Economic Development Bank, Green Bond Rev., 5.00%, 10/1/2028	950	1,145

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,658

		2,803

Other Revenue — 7.0%

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2025	350	409

Series 2020A, Rev., 5.00%, 6/1/2026	600	725

Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,472

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 5.00%, 6/1/2025	375	437

Rev., 5.00%, 6/1/2027	275	341

California State Public Works Board, State Office Buildings Series F, Rev., 5.00%, 5/1/2030	1,000	1,166

California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,248

Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,310

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,813

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Rev., 5.00%, 6/1/2037	1,000	1,314

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,547

Midpeninsula Regional Open Space District, Promissory Notes

Rev., 5.00%, 9/1/2030	500	588

Rev., 5.00%, 9/1/2031	270	317

Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	880

Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034 ‡	450	564

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,774

Santa Ana Financing Authority, Police Administration and Holding Facility Lease

Series A, Rev., NATL-RE, 6.25%, 7/1/2024	478	530

Series A, Rev., NATL-RE, 6.25%, 7/1/2024 (b)	475	527

Santa Clara County Financing Authority Series 2021A, Rev., 5.00%, 5/1/2031	1,500	2,056

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	1,600	2,058

Series A, Rev., 5.00%, 5/1/2029	1,625	2,142

Tobacco Securitization Authority of Northern California

Class 1, Rev., 5.00%, 6/1/2028	500	639

Class 1, Rev., 5.00%, 6/1/2029	360	470

		30,327

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 6.1%

Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022 (b)	3,030	3,117

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	2,650	3,172

California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	1,000	1,101

County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024 (b)	1,700	1,940

Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023 (b)	1,000	1,093

Los Angeles Community College District Series A, GO, 5.00%, 8/1/2024 (b)	1,500	1,711

San Jose Unified School District

GO, 5.00%, 8/1/2023 (b)	1,750	1,913

Series C, GO, 5.00%, 8/1/2024 (b)	2,460	2,808

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	1,000	1,093

San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023 (b)	2,035	2,230

Silicon Valley Clean Water, Wastewater Rev., 5.00%, 2/1/2024 (b)	790	883

Sonoma County Junior College District GO, 5.00%, 8/1/2023 (b)	1,000	1,093

State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (b)	2,600	3,216

Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022 (b)	1,000	1,057

		26,427

Transportation — 13.8%

City of Long Beach Harbor

Series 2014B, Rev., 5.00%, 5/15/2024	250	283

Series 2014B, Rev., 5.00%, 5/15/2026	250	281

Series B, Rev., 5.00%, 5/15/2027	225	253

Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	306

Series A, Rev., AMT, 5.00%, 5/15/2033	500	606

Series A, Rev., 5.00%, 5/15/2036	750	963

City of Los Angeles Department of Airports, International Airport Senior

Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,479

Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,407

Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,065

Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,647

Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,307

Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,251

Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,857

Series C, Rev., 5.00%, 5/15/2031	1,250	1,456

Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,547

Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (b)	1,795	1,754

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2021-A, Rev., 5.00%, 7/1/2032	2,000	2,755

Port of Los Angeles, Harbor Department

Series B, Rev., 5.00%, 8/1/2025	1,000	1,004

Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,684

Port of Los Angeles, Harbor Department, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,169

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 5/1/2027	1,250	1,537

Rev., AMT, 5.00%, 5/1/2028	1,000	1,258

Rev., AMT, 5.00%, 5/1/2029	1,075	1,380

San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,048

San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,725

San Diego County Regional Airport Authority, Senior Airport

Series B, Rev., AMT, 5.00%, 7/1/2024	900	977

Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,083

San Diego County Regional Airport Authority, Subordinate Airport

Series B, Rev., AMT, 5.00%, 7/1/2034	755	918

Series A, Rev., 5.00%, 7/1/2035	1,000	1,220

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,331

Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,483

Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,730

Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,062

Series 2021A, Rev., AMT, 5.00%, 5/1/2031	2,500	3,331

Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,529

Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,262

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,062

		59,305

Utility — 5.9%

City of San Francisco, Public Utilities Commission Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,391

Los Angeles Department of Water and Power, Power System

Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,302

Series C, Rev., 5.00%, 7/1/2027	1,500	1,703

Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,648

Series D, Rev., 5.00%, 7/1/2032	2,480	3,160

Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,330

Series C, Rev., 5.00%, 7/1/2036	2,715	3,516

Series C, Rev., 5.00%, 7/1/2037	2,500	3,234

Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,014

Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,127

		25,425

Water & Sewer — 16.9%

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,358

City of Glendale Rev., 3.00%, 2/1/2027	1,725	1,959

City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,756

City of Los Angeles, Wastewater System, Green Bonds

Series A, Rev., 5.00%, 6/1/2028	1,825	2,140

Series A, Rev., 5.00%, 6/1/2034	1,000	1,265

Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,895

City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,490

East Bay Municipal Utility District, Wastewater System Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,243

East Bay Municipal Utility District, Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,067

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,412

Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,608

Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,667

Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,454

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

Los Angeles Department of Water and Power, Water System Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,322

Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,232

Metropolitan Water District of Southern California, Waterworks

Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,081

Series A, Rev., 5.00%, 10/1/2029	1,500	1,542

Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,197

Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,847

San Diego County Water Authority

Series 2021A, Rev., 5.00%, 5/1/2031	1,530	2,115

Series 2021B, Rev., 4.00%, 5/1/2033	2,000	2,544

Series 2021B, Rev., 4.00%, 5/1/2034	1,970	2,492

Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,902

Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,109

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2030	1,050	1,233

Rev., 5.00%, 8/1/2031	1,420	1,667

Rev., 5.00%, 8/1/2032	2,410	2,826

State of California Department of Water Resources, Central Valley Project, Water System

Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,734

Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,860

Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,962

State of California Department of Water Resources, Central Valley Project, Water System, Tax-Exempt

Series BB, Rev., 5.00%, 12/1/2026	7,000	8,682

Series BB, Rev., 5.00%, 12/1/2028	3,000	3,931

Western Municipal Water District Facilities Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2029	325	434

		73,026

Total California		401,393

Total Municipal Bonds (Cost $379,961)		401,393

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.2%

Investment Companies — 6.2%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (c) (d) (Cost $26,734)	26,723	26,737

Total Investments — 99.4% (Cost $406,695)		428,130
Other Assets Less Liabilities — 0.6%		2,581

NET ASSETS — 100.0%		430,711

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal BondS — 99.1% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Providence Health & Services Series 2011A, Rev., 5.50%, 10/1/2041	325	326

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,309

Total Alaska		2,635

Arizona — 5.3%

Arizona Industrial Development Authority, Academics of Math & Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	444

Rev., 5.00%, 7/1/2039 (b)	1,000	1,183

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	350	382

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	555

Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	872

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	145

Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	276

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	899

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,295	1,408

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,525

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,902

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,572

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,048

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,049

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	997

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	2,035

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,152

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	477

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,932

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	970	1,103

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,175

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	53

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	478

Series 2018A, Rev., 5.00%, 7/1/2038	300	323

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	424

Series 2018A, Rev., 5.00%, 7/1/2033	150	182

Series 2018A, Rev., 5.00%, 7/1/2037	200	241

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	230

Series 2018A, Rev., 5.00%, 2/15/2038	405	478

Maricopa County Industrial Development Authority, Arizona Autism Charter School Project

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	357

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	725

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	899

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (b)	150	161

Rev., 5.13%, 10/1/2030 (b)	210	239

Total Arizona		27,921

California — 5.1%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	883

Rev., 5.00%, 5/1/2038	400	470

California Community Housing Agency, Glendale Properties

Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	553

Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,634

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	205

Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	1,151

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	239

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	443

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	995

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	269

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	265

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	278

California Public Finance Authority, Enso Village Project

Series 2021A, Rev., 5.00%, 11/15/2046 (b)	200	233

Series 2021A, Rev., 5.00%, 11/15/2051 (b)	500	581

Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	578

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2029	200	240

Rev., 4.00%, 10/15/2031 (c)	340	412

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	765	788

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	812

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	175

California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	114

California Statewide Communities Development Authority, Front Porch Communities & Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,189

CMFA Special Finance Agency VIII, Elan Huntington Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	1,073

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority

Series 2021A-1, Rev., 2.65%, 12/1/2046 (b)	1,500	1,523

Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,611

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Series 2021A-1, Rev., 2.88%, 8/1/2041 (b)	2,000	2,065

Rev., 3.13%, 8/1/2056 (b)	2,400	2,442

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,655

CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	2,329

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	106

Palomar Health Rev., 5.00%, 11/1/2039	500	585

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	223

San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2022	100	73

Sunnyvale School District, Election of 2013 Series C, GO, 5.50%, 9/1/2034	175	259

Total California		27,047

Colorado — 11.1%

Aviation Station North Metropolitan District No. 2, Limited Tax Series A, GO, 5.00%, 12/1/2039	750	813

Bradburn Metropolitan District No. 2, Limited Tax

Series 2018A, GO, 5.00%, 12/1/2038	500	578

Series 2018B, GO, 7.25%, 12/15/2047	500	559

Broadway Park North Metropolitan District No. 2, Limited Tax

GO, 5.00%, 12/1/2040 (b)	550	611

GO, 5.00%, 12/1/2049 (b)	650	717

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,282

Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2050	500	549

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,127

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,170

Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,163

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 5.00%, 12/1/2040 (b)	555	619

Rev., 5.00%, 12/1/2050 (b)	735	805

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	622

Series 2018A, Rev., 5.00%, 12/1/2033	500	620

Series 2018A, Rev., 4.00%, 12/1/2048	500	566

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	834

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project

Series 2017A, Rev., 5.00%, 5/15/2022	280	287

Series A, Rev., 5.25%, 5/15/2028	1,000	1,185

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783

Copper Ridge Metropolitan District, Tax Increment and Sales Tax

Rev., 4.00%, 12/1/2029	1,000	1,050

Rev., 5.00%, 12/1/2039	1,000	1,079

Copperleaf Metropolitan District No. 4, Limited Tax

Series 2020A, GO, 5.00%, 12/1/2039	775	850

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,088

Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	969

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,146

Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,459

DIATC Metropolitan District, Limited Tax and Improvement

GO, 3.25%, 12/1/2029 (b)	590	623

GO, 5.00%, 12/1/2039 (b)	1,240	1,349

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	304

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,496

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	765

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,355

Painted Prairie Metropolitan District No. 2, Limited Tax GO, 5.25%, 12/1/2048	2,000	2,108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,086

Rev., 5.00%, 12/1/2039	2,500	2,749

Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	660

Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	70	75

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	824

Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	228

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	500

Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,355

South Suburban Park and Recreation District

COP, 4.00%, 12/15/2036	1,350	1,539

COP, 4.00%, 12/15/2037	500	568

STC Metropolitan District No. 2, Limited Tax Improvement

Series 2019A, GO, 3.00%, 12/1/2025	555	583

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,087

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,866

Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2

Series 2020A, Rev., 3.38%, 12/1/2030	500	551

Series 2020A, Rev., 3.75%, 12/1/2040	500	550

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,531

GO, 5.00%, 12/1/2049	1,500	1,621

Trails at Crowfoot Metropolitan District No. 3, Limited Tax

Series A, GO, 4.38%, 12/1/2030	620	667

Series A, GO, 5.00%, 12/1/2039	1,000	1,084

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 4.13%, 12/1/2031	500	556

Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,129

Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,189

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	525	586

GO, 5.00%, 12/1/2041	1,125	1,248

Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	778

Willow Bend Metropolitan District, Limited Tax Series A, GO, 5.00%, 12/1/2039	600	652

Total Colorado		58,987

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 0.5%

Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	450

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	288

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	562

Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	277

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,248

Total Connecticut		2,825

Delaware — 0.2%

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	810

District of Columbia — 1.2%

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,904

District of Columbia, International School Rev., 5.00%, 7/1/2039	650	794

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2037	500	597

Rev., 4.00%, 7/1/2039	200	229

District of Columbia, Latin American Montessori Bilingual Public Charter School

Rev., 4.00%, 6/1/2030	1,000	1,138

Rev., 5.00%, 6/1/2040	1,000	1,204

District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	471

Total District of Columbia		6,337

Florida — 8.9%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	460

Series A, Rev., 5.00%, 12/15/2039	1,775	1,971

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	329

Rev., 5.00%, 12/15/2026 (b)	300	345

Rev., 5.00%, 12/15/2027 (b)	330	378

Rev., 5.00%, 12/15/2028 (b)	345	393

Rev., 5.00%, 12/15/2029 (b)	365	413

Rev., 5.00%, 12/15/2030 (b)	510	573

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	441

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	771

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	227

Series 2020A, Rev., 5.00%, 8/1/2040	300	367

Charlotte County, Utility System Series 2011, Rev., AGM, 5.25%, 10/1/2021 (d)	200	201

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	523

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	224

Series 2020B, Rev., 4.00%, 7/1/2039	250	294

Series 2020B, Rev., 5.00%, 7/1/2040	390	495

Series 2020B, Rev., 4.00%, 7/1/2045	750	870

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,226

County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,870

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	550

Series A, Rev., 5.00%, 1/15/2039 (b)	550	618

Series A, Rev., 5.00%, 1/15/2049 (b)	825	911

County of Palm Beach, Palm Beach Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	460

Rev., 5.00%, 4/1/2039 (b)	900	1,047

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 4/1/2022 (c)	1,000	920

Series 2018C, Rev., 6.25%, 4/2/2022 (c)	1,000	700

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	257

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	593

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	647

Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030	500	537

Series 2020A, Rev., 5.00%, 6/1/2040	830	915

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	291

Series A, Rev., 5.00%, 12/15/2034 (b)	525	624

Series A, Rev., 5.00%, 12/15/2039 (b)	305	360

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040 (b)	590	688

Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,665

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	469

Rev., 5.00%, 3/1/2035	1,165	1,415

Rev., 5.00%, 3/1/2036	1,230	1,488

Rev., 5.00%, 3/1/2037	1,130	1,363

Rev., 5.00%, 3/1/2044	2,000	2,377

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	875

JEA Electric System Series B, Rev., 5.00%, 10/1/2021	25	25

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	615

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	291

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,315

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	985	1,083

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	525	610

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,199

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	931

Seminole County Industrial Development Authority, Legacy Pointe at UCF Project

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	2,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	1,120

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	2,227

Tampa Bay Water, Regional Water Supply Authority, Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	694

Total Florida		47,270

Georgia — 1.0%

City of Atlanta, Department of Aviation Series 2012C, Rev., 5.00%, 1/1/2042	500	508

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	288

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	220	257

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	569

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	607

Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	1,009

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	446

Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,584

Total Georgia		5,268

Idaho — 0.0% (e)

Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029 (b)	180	205

Illinois — 2.8%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	599

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	186

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,309

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	576

Illinois Finance Authority, University of Illinois, Urbana-Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	381

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019A, Rev., 5.00%, 10/1/2037	400	507

Series 2019A, Rev., 5.00%, 10/1/2038	400	505

Series 2019A, Rev., 5.00%, 10/1/2039	350	441

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,235

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,669

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	63

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 4.00%, 4/1/2039	650	757

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,683

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	380

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	290

Southern Illinois University

Series 2021A, Rev., 4.00%, 4/1/2038	250	296

Series 2021A, Rev., 4.00%, 4/1/2039	250	294

Series 2021A, Rev., 4.00%, 4/1/2040	270	317

State of Illinois

GO, 5.13%, 5/1/2022	250	258

GO, 5.38%, 5/1/2023	250	271

GO, 4.13%, 3/1/2028	170	173

Upper Illinois River Valley Development Authority, Morris Hospital

Rev., 5.00%, 12/1/2028	1,050	1,246

Rev., 5.00%, 12/1/2029	875	1,035

Rev., 5.00%, 12/1/2033	250	291

Rev., 5.00%, 12/1/2034	20	23

Total Illinois		14,785

Indiana — 2.4%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	1,020

Series B, Rev., 4.00%, 7/1/2037	905	1,059

Series B, Rev., 4.00%, 7/1/2038	940	1,100

Series B, Rev., 4.00%, 7/1/2039	750	873

Series B, Rev., 4.00%, 7/1/2040	500	580

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	995

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	117

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2020A, Rev., 5.00%, 7/1/2040	170	195

Series 2020A, Rev., 5.00%, 7/1/2055	455	516

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2101A, Rev., 5.25%, 10/1/2021	250	251

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	808

Series A, Rev., 4.00%, 11/1/2036	235	267

Series A, Rev., 4.00%, 11/1/2037	330	374

Series A, Rev., 4.00%, 11/1/2038	340	385

Series A, Rev., 4.00%, 11/1/2039	360	407

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,211

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,120

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,338

Total Indiana		12,616

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc., Project

Series 2018A, Rev., 5.00%, 3/1/2028	795	879

Series 2018A, Rev., 5.00%, 3/1/2038	250	273

Iowa Finance Authority, PHS Council Bluffs, Inc., Project

Rev., 3.95%, 8/1/2023	100	102

Rev., 4.45%, 8/1/2028	250	262

Rev., 5.00%, 8/1/2033	485	509

Rev., 5.00%, 8/1/2038	370	388

Total Iowa		2,413

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	569

Series A, Rev., 5.00%, 5/15/2039	850	958

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	549

Series I, Rev., 5.00%, 5/15/2038	500	545

Total Kansas		2,621

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,101

Series 2016A, Rev., 5.00%, 2/1/2040	500	572

Total Kentucky		1,673

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — 1.3%

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	1,266

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	751

Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	787

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	596

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	572

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,505

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,184

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	297

Total Louisiana		6,958

Maine — 0.0% (e)

Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series A, Rev., 5.00%, 7/1/2023 (d)	25	27

Maryland — 1.3%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,697

Maryland Economic Development Corp., Bowie State University Project

Rev., 4.00%, 7/1/2040	300	347

Rev., 4.00%, 7/1/2050	1,500	1,705

Maryland Economic Development Corp., Port Covington Project

Rev., 4.00%, 9/1/2040	875	1,010

Rev., 4.00%, 9/1/2050	555	630

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	193

Rev., 4.00%, 7/1/2040	215	254

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	250	290

Rev., 4.00%, 6/1/2051	500	578

Total Maryland		6,704

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 2.0%

Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	395

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	603

Rev., 5.00%, 1/1/2038	405	486

Rev., 5.00%, 1/1/2043	500	595

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	585

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,157

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	1,034

Rev., 4.00%, 10/1/2039	500	551

Rev., 5.00%, 10/1/2039	250	283

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2036	450	559

Rev., 5.00%, 7/1/2037	605	750

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,369

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	563

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	428

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	144

Total Massachusetts		10,502

Michigan — 3.8%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2031	210	267

Series 2021A, GO, 4.00%, 4/1/2041	500	565

Series 2021A, GO, 4.00%, 4/1/2042	400	451

City of Detroit, Unlimited Tax

GO, 5.00%, 4/1/2035	500	592

GO, 5.00%, 4/1/2036	500	590

GO, 5.00%, 4/1/2037	500	589

Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	2,077

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2037	1,230	1,404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Rev., 5.00%, 5/15/2055	3,000	3,406

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	568

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	569

Rev., 4.00%, 9/1/2050	1,000	1,133

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	879

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,964

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project

Rev., 5.00%, 5/15/2037	670	793

Rev., 5.00%, 5/15/2044	1,000	1,171

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,505

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	405

Total Michigan		19,928

Minnesota — 0.8%

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	864

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	109

Rev., 5.00%, 8/1/2033	200	218

Rev., 5.00%, 8/1/2035	200	218

Rev., 3.75%, 8/1/2036	250	263

Rev., 3.75%, 8/1/2037	500	527

Rev., 4.00%, 8/1/2038	350	370

Rev., 4.00%, 8/1/2039	250	264

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	266

Rev., 4.00%, 12/1/2040	200	220

Rev., 4.00%, 12/1/2050	250	272

Series 2021A, Rev., 4.00%, 7/1/2051	660	723

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	40	40

Total Minnesota		4,354

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	208

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	137

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,438

Series A, Rev., 4.00%, 1/1/2040	1,000	1,147

Total Mississippi		2,930

Missouri — 2.0%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	473

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	623

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,136

Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,865

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project

Rev., 3.50%, 11/1/2040	750	761

Rev., 4.25%, 11/1/2050	1,250	1,273

Plaza at Noah’s Ark Community Improvement District

Rev., 3.00%, 5/1/2024	200	206

Rev., 3.00%, 5/1/2025	225	233

Rev., 3.00%, 5/1/2026	275	285

Rev., 3.00%, 5/1/2030	500	510

Rev., 3.13%, 5/1/2035	500	506

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	733

Total Missouri		10,721

Montana — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	370

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	60	62

Total Montana		432

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — 0.5%

City of Las Vegas, Special Improvement District No. 611, Local Improvement

3.50%, 6/1/2030	200	222

3.50%, 6/1/2031	160	176

3.75%, 6/1/2032	260	288

4.00%, 6/1/2033	185	207

4.00%, 6/1/2034	185	205

4.00%, 6/1/2035	185	205

4.00%, 6/1/2040	450	492

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	417

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 9/10/2021 (b)	140	142

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	258

Total Nevada		2,612

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	126

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (b)	200	212

Series A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,067

Total New Hampshire		1,405

New Jersey — 4.7%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147

New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	2,062

New Jersey Economic Development Authority, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	235

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	627

New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,120

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Economic Development Authority, School Facilities Construction

Rev., 4.00%, 6/15/2046	875	1,015

Rev., 4.00%, 6/15/2050	1,000	1,156

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,409

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,751

Series 2020A, Rev., 4.00%, 11/1/2038	750	873

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,319

New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	3,083

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	747

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	830

New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Rev., 5.00%, 7/1/2041	1,500	1,757

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	715	769

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	385	412

Series A, Rev., AMT, 4.00%, 12/1/2033	480	513

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	285	305

Series A, Rev., AMT, 4.00%, 12/1/2035	190	203

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,158

Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,180

Series 2020AA, Rev., 4.00%, 6/15/2040	600	706

Total New Jersey		24,868

New Mexico — 0.4%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	413

Series A, Rev., 5.00%, 7/1/2034	375	430

Series A, Rev., 5.00%, 7/1/2039	1,225	1,396

Total New Mexico		2,239

New York — 3.9%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	510	601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Rev., 4.00%, 11/1/2040	1,035	1,202

Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	578

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	290

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2051	170	186

Series 2021A, Rev., 4.00%, 6/15/2056	225	246

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,062

Metropolitan Transportation Authority

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	207

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	533

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	751

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	631

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	754

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	995

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	1,000	1,015

Rev., AMT, 5.00%, 1/1/2025	3,250	3,719

Rev., AMT, 5.00%, 1/1/2028	500	623

Rev., AMT, 4.00%, 10/1/2030	1,000	1,198

Rev., AMT, 4.00%, 1/1/2036	500	569

Rev., AMT, 5.00%, 1/1/2036	375	453

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	360

Rev., 5.00%, 1/1/2038	200	240

Rev., 5.00%, 1/1/2043	500	594

Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	895

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (b)	850	893

Rev., 5.38%, 11/1/2054 (b)	750	788

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	413

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	223

Series 2019A, Rev., 5.00%, 10/15/2039	315	374

Total New York		20,393

North Carolina — 0.1%

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	408

North Dakota — 0.1%

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	570	655

Ohio — 3.2%

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,188

Rev., 5.25%, 12/1/2038	500	596

County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	56

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	223

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	277

County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,254

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	125	131

Series 2021A, Rev., 4.00%, 12/1/2045	120	136

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	581

Rev., 5.00%, 12/1/2033	270	312

Rev., 5.00%, 12/1/2038	685	782

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 5.00%, 11/1/2034	2,875	3,352

Rev., 5.00%, 11/1/2039	4,890	5,645

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,376

Total Ohio		16,909

Oklahoma — 0.3%

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,213

Tulsa Airports Improvement Trust Series A, Rev., AMT, 5.00%, 6/1/2025	420	471

Total Oklahoma		1,684

Oregon — 0.5%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	241

Series 2018A, Rev., 5.00%, 5/15/2043	310	340

Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	195

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	27

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	172

Series 2020A, Rev., 5.00%, 10/1/2040	585	731

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,160

Total Oregon		2,866

Pennsylvania — 7.5%

Aliquippa School District, Limited Tax

GO, 3.75%, 12/1/2033	2,000	2,267

GO, 3.88%, 12/1/2037	1,250	1,416

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	574

Allentown City School District, Limited Tax

Series C, GO, 4.00%, 2/1/2034	1,580	1,880

Series C, GO, 4.00%, 2/1/2035	1,000	1,187

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	299

Rev., 5.00%, 5/1/2042 (b)	250	298

Berks County Industrial Development Authority, The Highlands at Wyomissing

Rev., 5.00%, 5/15/2033	500	569

Series 2017A, Rev., 5.00%, 5/15/2037	250	294

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 5.00%, 5/15/2038	500	566

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,132

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	1,014

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,829

City of Erie Higher Education Building Authority Series 2021TT1, Rev., 4.00%, 5/1/2041	175	199

Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Rev., 3.00%, 1/1/2024	1,000	1,028

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	100	103

Rev., 5.00%, 5/1/2029	650	762

Rev., 5.00%, 5/1/2039	1,100	1,299

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project

Rev., 5.00%, 12/1/2029	195	220

Rev., 5.00%, 12/1/2039	385	421

Rev., 5.00%, 12/1/2049	500	540

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project

Series 2019A, Rev., 5.00%, 6/15/2032	545	629

Series 2019A, Rev., 5.00%, 6/15/2033	570	658

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,273

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project

Rev., 5.00%, 3/1/2040	250	288

Rev., 5.00%, 3/1/2045	500	571

Rev., 5.00%, 3/1/2050	500	569

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	80

Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,665	3,031

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	346

Rev., 4.00%, 4/1/2036	520	602

Rev., 4.00%, 4/1/2037	545	629

Rev., 4.00%, 4/1/2038	695	800

Rev., 4.00%, 4/1/2039	725	832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,153

Philadelphia Authority for Industrial Development, Independence Charter School West Project

Rev., 4.00%, 6/15/2029	360	393

Rev., 5.00%, 6/15/2039	500	556

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	799

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	175	208

Series 2020A, Rev., 5.00%, 8/1/2040	315	386

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	859

West Mifflin School District, Limited Tax

GO, 3.00%, 4/1/2034	1,000	1,100

GO, 3.00%, 4/1/2038	1,400	1,524

Wilkes-Barre Area School District

GO, 3.50%, 4/15/2038	370	415

GO, 3.50%, 4/15/2039	230	257

GO, 3.75%, 4/15/2044	1,000	1,126

Total Pennsylvania		39,436

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	260

Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	114

Total Rhode Island		374

South Carolina — 1.3%

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,638

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	303

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,252

Series A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,646

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued

Series A, Rev., 5.00%, 12/1/2039 (b)	1,795	2,074

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	129

Total South Carolina		7,042

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	580

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	15	15

Total South Dakota		595

Tennessee — 1.9%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,151

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	730	829

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	795

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	554

Rev., 5.13%, 6/1/2036 (b)	425	490

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,083

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,619

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,593

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	20	20

Total Tennessee		10,134

Texas — 5.9%

Arlington Higher Education Finance Corp. Series 2021A, Rev., 4.00%, 8/15/2041	305	336

Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,866

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 5.00%, 8/15/2041	300	332

Rev., 5.00%, 8/15/2051	850	926

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	420	475

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,180

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	966

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	991

City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	455

City of Houston, Airport System, United Airlines, Inc., Terminal Project

Rev., AMT, 5.00%, 7/1/2029	2,500	2,740

Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	598

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	28

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028	895	1,004

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606

Dallas Area Rapid Transit, Sales Tax, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	174

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,075

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,085

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	307

Series A, Rev., 5.00%, 8/15/2039 (b)	425	449

Series A, Rev., 5.00%, 8/15/2049 (b)	670	705

New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.

Series A, Rev., 4.00%, 8/15/2029 (b)	330	380

Series A, Rev., 5.00%, 8/15/2039 (b)	610	710

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,062

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 5.00%, 1/1/2035	865	973

Series 2020A, Rev., 5.00%, 1/1/2040	790	884

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,220

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,098

New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,599

New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project

Rev., 4.00%, 1/1/2029	300	312

Rev., 5.00%, 1/1/2039	205	220

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	135	138

Rev., 5.00%, 6/15/2033	150	154

Rev., 5.00%, 6/15/2038	250	256

Permanent University Fund — University of Texas System Series B, Rev., 5.25%, 7/1/2028	140	182

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	1,156

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	187

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	597

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2035	500	597

Total Texas		31,023

Utah — 3.0%

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area

Series 2020B, 6.25%, 8/1/2030 (b)	1,000	1,033

Series 2020A, 4.50%, 8/1/2040	1,000	1,143

4.00%, 8/1/2050 (b)	1,750	1,845

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	750	789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	500	531

Series 2021A-1, Rev., 4.00%, 6/1/2041	500	524

Utah Charter School Finance Authority, Mountain West Montessori Academy Project

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	650	690

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	545

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	931

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 4.00%, 4/15/2032	250	290

Series A, Rev., 4.00%, 4/15/2033	260	299

Series A, Rev., 5.00%, 4/15/2034	235	287

Series A, Rev., 5.00%, 4/15/2039	700	845

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project

Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	1,015

Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,486

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2033	500	585

Rev., 4.00%, 10/15/2036	500	579

Rev., 4.00%, 10/15/2039	700	803

Rev., 4.00%, 10/15/2041	250	290

Rev., 4.00%, 10/15/2042	475	542

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	47

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	617

Total Utah		15,716

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	125	133

Series A, Rev., AMT, 4.00%, 6/15/2033	155	164

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	130	138

Total Vermont		435

Virginia — 3.4%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,176

Rev., 4.00%, 7/1/2036	1,175	1,378

Rev., 4.00%, 7/1/2037	1,205	1,410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	817

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (b)	1,810	1,809

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	998

Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,095

Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,509

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,003

Series 2020, Rev., 4.30%, 9/1/2030	770	745

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,014

Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,614

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,378

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021 (d)	70	71

Total Virginia		18,017

Washington — 2.8%

Pend Oreille County, Public Hospital District No. 1, Unlimited Tax

GO, 5.00%, 12/1/2033	1,000	1,156

GO, 5.00%, 12/1/2038	1,255	1,438

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	3,060

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,151

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	334

Rev., 3.63%, 5/1/2040	800	897

Rev., 4.00%, 5/1/2045	500	578

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	573

Rev., 5.00%, 7/1/2033 (b)	535	588

Rev., 5.00%, 7/1/2038 (b)	300	327

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	1,074

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	915

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	862

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,715

Total Washington		14,668

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,542

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,724

Total West Virginia		3,266

Wisconsin — 6.2%

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	861

Series 2020A, Rev., 3.00%, 1/1/2050	750	791

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	585

Public Finance Authority, Cedars Obligated Group, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	960	964

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	155	158

Rev., 5.00%, 10/1/2033	775	905

Public Finance Authority, Coral Academy of Science Reno

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	416

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	782

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	263

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	476

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	782

Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	2,034

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (f)	17	9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (f)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	190

Rev., 5.00%, 6/15/2028	505	610

Rev., 5.00%, 6/15/2034	215	258

Rev., 5.00%, 6/15/2039	390	463

Rev., 5.00%, 6/15/2049	1,000	1,166

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	4,064

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	733

Public Finance Authority, Roseman University of Health Sciences Project

Rev., 5.00%, 4/1/2030 (b)	500	610

Rev., 5.00%, 4/1/2040 (b)	2,155	2,602

Public Finance Authority, Sky Harbour Capital LLC Rev., AMT, 4.25%, 7/1/2054 (g)	1,000	1,023

Public Finance Authority, Ultimate Medical Academy Project

Series 2019A, Rev., 5.00%, 10/1/2028 (b)	2,000	2,462

Series 2019A, Rev., 5.00%, 10/1/2029 (b)	1,850	2,320

Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	613

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	475	515

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	552

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,203

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	177

Series A, Rev., 5.00%, 7/1/2044	210	247

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	394

Series 2019A, Rev., 5.00%, 11/1/2027	370	415

Series 2019A, Rev., 5.00%, 11/1/2028	470	528

Series 2019A, Rev., 5.00%, 11/1/2029	315	353

Series 2019A, Rev., 5.00%, 11/1/2030	515	575

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,582

Total Wisconsin		32,704

Total Municipal Bonds (Cost $490,360)		523,418

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070 ‡ (Cost $11)	3	—

	SHARES (000)
Short-Term Investments — 0.8%

Investment Companies — 0.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $4,342)	4,341	4,342

Total Investments — 99.9% (Cost $494,713)		527,760
Other Assets Less Liabilities — 0.1%		505

NET ASSETS — 100.0%		528,265

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Defaulted security.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.2% (a)

Alabama — 3.2%

Alabama Federal Aid Highway Finance Authority

Rev., 5.00%, 9/1/2023	20	22

Series B, Rev., 5.00%, 9/1/2023	30	33

Series A, Rev., 5.00%, 9/1/2032	25	31

Alabama Public School and College Authority, Capital Improvement

Series 2014-B, Rev., 5.00%, 1/1/2023	50	53

Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,229

Series 2019A, Rev., 4.00%, 5/1/2033	85	103

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	125

Birmingham Airport Authority

Rev., 5.00%, 7/1/2028	350	447

Rev., 5.00%, 7/1/2029	375	491

Rev., 5.00%, 7/1/2030	250	334

Rev., 5.00%, 7/1/2031	175	232

Rev., 5.00%, 7/1/2032	150	198

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (b)	5,500	5,920

City of Birmingham, Warrant

Series 2018B, GO, 4.00%, 12/1/2032	570	681

Series 2018B, GO, 4.00%, 12/1/2033	375	447

Series 2018B, GO, 4.00%, 12/1/2034	510	607

Series 2018B, GO, 4.00%, 12/1/2035	500	594

City of Huntsville, Electric System, Warrants Series A, Rev., 5.00%, 12/1/2023	35	39

City of Huntsville, Warrants

Series A, GO, 5.00%, 5/1/2030	2,765	3,454

Series A, GO, 5.00%, 5/1/2031	3,035	3,790

Series 2018-A, GO, 5.00%, 5/1/2033	70	87

City of Madison, Warrants GO, 5.00%, 4/1/2023	25	27

County of Mobile, Warrants

Series C, GO, 5.00%, 8/1/2022 (c)	25	26

GO, 5.00%, 2/1/2033	25	32

Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	367

Lower Alabama Gas District (The) Rev., 4.00%, 12/1/2025 (b)	32,500	37,024

Montgomery County Public Building Authority, Facilities Project

Rev., 5.00%, 3/1/2024 (c)	7,500	8,404

Rev., 5.00%, 3/1/2026	1,735	1,935

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued

Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	58

Southeast Alabama Gas Supply District (The), Project No. 1

Series 2018A, Rev., 4.00%, 4/1/2024 (b)	34,000	36,945

Series A, Rev., 5.00%, 4/1/2024	20,845	23,363

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	16,015	17,503

UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	71

University of West Alabama, General Fee

Rev., AGM, 5.00%, 1/1/2028	200	247

Rev., AGM, 5.00%, 1/1/2029	200	252

Rev., AGM, 5.00%, 1/1/2030	200	256

Water Works Board of the City of Birmingham (The) Series 2016A, Rev., 5.00%, 1/1/2030	150	184

Total Alabama		146,611

Alaska — 0.4%

Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	24

Alaska Industrial Development and Export Authority, Providence Health & Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,035

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project

Series 2019A, Rev., 5.00%, 10/1/2024	800	906

Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,548

Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,666

Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,789

Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,918

Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	2,158

Total Alaska		19,044

Arizona — 1.9%

Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	30

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	280

Series 2021A, Rev., 4.00%, 12/15/2041 (d)	250	277

Arizona Industrial Development Authority, Children’s National Medical Center

Series 2020A, Rev., 4.00%, 9/1/2035	200	241

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Series 2020A, Rev., 4.00%, 9/1/2036	355	426

Series 2020A, Rev., 4.00%, 9/1/2037	820	985

Series 2020A, Rev., 4.00%, 9/1/2039	810	963

Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,194

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2026 (d)	115	129

Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	136

Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	229

Series 2021A, Rev., 4.00%, 7/15/2029 (d)	200	231

Series 2021A, Rev., 4.00%, 7/15/2030 (d)	200	229

Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	244

Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	254

Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	203

Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	225

Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	280

Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	303

Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	150

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2022	675	679

Series 2019A, Rev., 5.00%, 1/1/2023	610	624

Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,526

Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,879

Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,969

Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,949

Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,581

Series 2019A, Rev., 5.00%, 1/1/2029	660	692

Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,856

Series 2019A, Rev., 4.00%, 1/1/2031	4,100	4,012

Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,149

Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,291

Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,860

Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,401

Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,928

Series 2019A, Rev., 5.00%, 1/1/2037	500	524

Series 2019A, Rev., 5.00%, 1/1/2038	500	524

Series 2019A, Rev., 4.25%, 1/1/2039	545	544

Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,318

Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,839

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	214

Series 2021A, Rev., 5.00%, 7/1/2033	160	206

Series 2021A, Rev., 4.00%, 7/1/2034	165	196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2021A, Rev., 4.00%, 7/1/2035	180	213

Series 2021A, Rev., 4.00%, 7/1/2036	155	183

Series 2021A, Rev., 4.00%, 7/1/2041	365	426

Arizona Industrial Development Authority, Pebble Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	280

Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	477

Arizona State University

Series 2017B, Rev., 5.00%, 7/1/2034	920	1,125

Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,220

Arizona State University, Green Bonds Series 2016B, Rev., 5.00%, 7/1/2042	30	36

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2023	95	103

Arizona Water Infrastructure Finance Authority, Water Quality Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,766

City of Cottonwood Rev., AGM, 5.00%, 7/1/2026	10	12

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2028	1,000	1,039

City of Mesa GO, 4.00%, 7/1/2033	30	36

City of Mesa, Utility System

Series 2019C, Rev., 5.00%, 7/1/2023	30	33

Series 2019A, Rev., 5.00%, 7/1/2029	40	52

Rev., 4.00%, 7/1/2031	50	58

Series 2019A, Rev., 5.00%, 7/1/2031	25	32

Series 2019A, Rev., 5.00%, 7/1/2033	25	32

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	111

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System

Rev., 5.00%, 7/1/2022	25	26

Rev., 5.00%, 7/1/2023	25	27

Series 2017D, Rev., 5.00%, 7/1/2024	275	312

Series 2017D, Rev., 5.00%, 7/1/2029	190	235

City of Phoenix Civic Improvement Corp., Senior Lien, Airport System

Series 2017B, Rev., 5.00%, 7/1/2027	150	188

Rev., AMT, 5.00%, 7/1/2037	1,000	1,240

City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	2,051

City of Surprise Rev., 5.00%, 7/1/2025	20	24

County of Pima Series 2020A, COP, 5.00%, 12/1/2021	25	25

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

County of Pima, Sewer System Rev., 5.00%, 7/1/2023	30	33

County of Pinal Rev., 4.00%, 8/1/2037	75	88

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2028	700	869

Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,604

Industrial Development Authority of The County of Yavapai, Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,089

Kyrene Elementary School District No. 28, School Improvement Project Series 2019A, GO, 5.00%, 7/1/2029	55	70

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2016A, GO, 5.00%, 7/1/2023	20	22

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017 Series 2017B, GO, 5.00%, 7/1/2026	20	24

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2033	500	632

Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,261

Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,259

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (d)	150	161

Rev., 5.13%, 10/1/2030 (d)	215	244

Maricopa County Special Health Care District, Integrated Health Services

Series 2018C, GO, 5.00%, 7/1/2031	25	32

Series 2018C, GO, 5.00%, 7/1/2033	25	31

Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2018 Series 2019A, GO, 5.00%, 7/1/2028	25	32

Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	31

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 5.00%, 7/1/2028	225	267

GO, 5.00%, 7/1/2029	500	593

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2019E, GO, 5.00%, 7/1/2027	50	63

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Unified School District No. 9-Wickenburg, School Improvement Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	53

Maricopa County Union High School District No. 216 Agua Fria, School Improvement

GO, 4.00%, 7/1/2034	50	60

GO, 4.00%, 7/1/2036	90	108

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	35

Pima County Community College District Rev., 5.00%, 7/1/2030	60	76

Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	76

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,141

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2011A, Rev., 5.00%, 12/1/2022	70	71

Series A, Rev., 5.00%, 12/1/2028	1,005	1,017

Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,475

Series 2019A, Rev., 5.00%, 1/1/2037	55	72

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,912

University of Arizona (The)

Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,035

Rev., 5.00%, 6/1/2026	10	11

University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	98

Total Arizona		86,798

Arkansas — 0.0% (e)

State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	11

University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2026	45	51

Total Arkansas		62

California — 10.1%

Alameda County Joint Powers Authority, Multiple Capital Projects

Series 2013A, Rev., 5.25%, 12/1/2025	75	83

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2013A, Rev., 5.25%, 12/1/2027	50	56

Anaheim Union High School District

GO, 5.00%, 8/1/2022	25	26

GO, 5.00%, 8/1/2025	65	74

Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	57

Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,573

Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	121

Bay Area Toll Authority, Toll Bridge

Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41

Series 2019S-H, Rev., 5.00%, 4/1/2044	50	63

Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program Series 2013 A, Rev., 5.00%, 10/1/2026	60	65

Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	23

Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	35

Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	24

California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (c)	55	65

California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,965	3,282

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2024	350	395

Series 2020A, Rev., 5.00%, 6/1/2027	400	498

Series 2020A, Rev., 5.00%, 6/1/2029	400	522

Series 2020A, Rev., 5.00%, 6/1/2030	250	333

Series 2020A, Rev., 5.00%, 6/1/2031	250	331

Series 2020A, Rev., 5.00%, 6/1/2032	250	330

Series 2020A, Rev., 5.00%, 6/1/2033	300	395

Series 2020A, Rev., 4.00%, 6/1/2034	200	246

California Educational Facilities Authority, Claremont McKenna College

Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,188

Series 2015A, Rev., 5.00%, 1/1/2029	880	1,043

Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,402

Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,897

Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,363

Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Educational Facilities Authority, Pepperdine University Rev., 5.00%, 9/1/2022 (c)	315	330

California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	98

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 8/15/2026	45	55

Rev., 5.00%, 11/15/2027	6,250	7,457

California Health Facilities Financing Authority, Children’s Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	35

California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,679

California Health Facilities Financing Authority, Memorial Health Service Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,577

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2024	100	107

Rev., 3.00%, 8/1/2025	50	55

Rev., 3.00%, 8/1/2027	150	168

Rev., 3.00%, 8/1/2028	130	147

Rev., 3.00%, 8/1/2029	150	171

Rev., 5.00%, 8/1/2040	600	754

California Health Facilities Financing Authority, Sutter Health

Series 2016A, Rev., 3.25%, 11/15/2025 (c)	1,425	1,600

Series 2016A, Rev., 5.00%, 11/15/2025 (c)	1,550	1,855

Series 2017A, Rev., 5.00%, 11/15/2031	110	138

Series 2017A, Rev., 5.00%, 11/15/2032	25	31

Series 2017A, Rev., 5.00%, 11/15/2033	50	62

Series 2018A, Rev., 5.00%, 11/15/2035	25	31

Series 2018A, Rev., 5.00%, 11/15/2036	35	44

California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,103

California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	31

California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, Green Bond Rev., 5.00%, 10/1/2026	60	73

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023 (c)	15	16

California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund

Series 2015A, Rev., 5.00%, 10/1/2021 (c)	50	50

Series 2015A, Rev., 5.00%, 10/1/2025 (c)	185	220

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2026	150	181

Rev., 5.00%, 10/1/2027	150	185

Rev., 5.00%, 10/1/2028	150	189

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program

Rev., 5.00%, 6/1/2023	80	87

Rev., 5.00%, 6/1/2027	75	93

California Municipal Finance Authority, Community Medical Centers

Series 2017A, Rev., 5.00%, 2/1/2028	900	1,104

Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,530

California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	26

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,322

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	5,031

California Public Finance Authority, Enso Village Project, Green Bond

Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	1,490	1,509

Series 2021B-2, Rev., 2.38%, 11/15/2028 (d)	1,800	1,827

Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	407

Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	478

Series 2021A, Rev., 5.00%, 11/15/2046 (d)	525	612

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2025	250	283

Rev., 4.00%, 10/15/2026	415	480

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Rev., 4.00%, 10/15/2027	400	471

Rev., 4.00%, 10/15/2028	360	430

Rev., 5.00%, 10/15/2029	700	841

Rev., 5.00%, 10/15/2030	500	599

Rev., 4.00%, 10/15/2031 (b)	345	418

Rev., 5.00%, 10/15/2031	535	640

California School Finance Authority, Kipp Socal Projects Series 2020A, Rev., 4.00%, 7/1/2040 (d)	505	586

California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,721

California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (c)	13,405	14,707

California State Public Works Board, State Office Buildings

Series F, Rev., 5.00%, 5/1/2026	3,100	3,625

Series F, Rev., 5.00%, 5/1/2027	5,000	5,840

California State University, Systemwide

Series 2012A, Rev., 4.00%, 11/1/2022 (c)	145	152

Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,546

Series 2016A, Rev., 5.00%, 11/1/2045	30	36

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt

Series 2020A, Rev., 5.00%, 4/1/2031	365	478

Series 2020A, Rev., 5.00%, 4/1/2032	900	1,174

Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,745

Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,475

Series 2020A, Rev., 5.00%, 4/1/2035	650	840

Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	38

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	38

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,175

Central Unified School District GO, 5.00%, 8/1/2025	110	130

Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	51

Chaffey Community College District GO, 5.00%, 6/1/2022	25	26

Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Chula Vista Municipal Financing Authority

Rev., 5.00%, 5/1/2022	40	42

Rev., 5.00%, 5/1/2025	15	17

Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	22

City of Alameda GO, 4.00%, 8/1/2033	10	11

City of Brea, Water Utility

Rev., 5.00%, 7/1/2025	25	30

Rev., 5.00%, 7/1/2028	90	116

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	57

City of Los Alamitos COP, 5.00%, 10/1/2023	25	27

City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	157

City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2033	45	58

City of Los Angeles, Wastewater System

Subseries B, Rev., 5.00%, 6/1/2023	120	130

Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,564

Series C, Rev., 5.00%, 6/1/2026	2,000	2,072

City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	27

City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	30

City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	44

City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,826

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series A-1, GO, 5.00%, 9/1/2036	25	32

City of San Jose, Libraries, Parks and Public Safety Projects

Series 2019C, GO, 5.00%, 9/1/2028	50	65

Series 2019C, GO, 5.00%, 9/1/2032	100	130

City of Santa Rosa, Wastewater

Series 2014A, Rev., 5.00%, 9/1/2022	25	26

Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,968

City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	55

Coachella Valley Unified School District GO, 4.00%, 8/1/2027	20	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Coachella Valley Unified School District, Election of 2005 Series 2012D, GO, AGM, 5.00%, 8/1/2022 (c)	20	21

Contra Costa County Transportation Authority, Sales Tax

Series 2015A, Rev., 5.00%, 3/1/2022	25	26

Series 2012B, Rev., 5.00%, 3/1/2023 (c)	50	54

Series 2017A, Rev., 5.00%, 3/1/2023	20	21

Series A, Rev., 5.00%, 3/1/2024	50	56

Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	40	42

County of Calaveras GO, 5.00%, 8/1/2026	100	118

County of Orange, Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (c)	1,390	1,520

County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	53

County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2029	5	6

County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	31

CSCDA Community Improvement Authority Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	1,500	1,523

CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	6,307

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041 (d)	2,580	2,664

CSCDA Community Improvement Authority, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,863

Desert Community College District

GO, 5.00%, 8/1/2022	50	52

GO, 5.00%, 8/1/2031	2,250	2,794

Desert Sands Unified School District

COP, 5.00%, 3/1/2023	70	75

Series A, GO, 5.00%, 6/1/2026	40	43

GO, 5.00%, 8/1/2026	2,200	2,608

Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,161

Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	106

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Downey Unified School District, Election of 2014 Series B, GO, 5.00%, 8/1/2032	50	64

Dry Creek Joint Elementary School District Rev., AGM, 5.00%, 9/1/2022	25	26

East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	51

East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	61

East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2030	25	29

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	26

El Centro Financing Authority

Series 2021B, Rev., 4.00%, 10/1/2028	250	297

Series 2021B, Rev., 4.00%, 10/1/2029	265	319

Series 2021B, Rev., 4.00%, 10/1/2030	275	334

Series 2021B, Rev., 4.00%, 10/1/2031	285	351

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	522

Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2023	30	33

Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	117

Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2026	50	61

Foothill-De Anza Community College District GO, 5.00%, 8/1/2024 (c)	65	74

Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	94

Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	30	31

Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	27

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement

Series A, Rev., 5.00%, 6/1/2032	4,000	4,665

Series A-1, Rev., 3.50%, 6/1/2036	4,690	4,766

Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,795

Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	67

Hillsborough City School District

Series A, GO, 4.00%, 9/1/2021	40	40

Series A, GO, 4.00%, 9/1/2022	35	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	78

Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (c)	10	11

Imperial Irrigation District Electric System Series 2016B-2, Rev., 5.00%, 11/1/2026	80	98

Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,766

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	65	67

John Swett Unified School District Series A-1, GO, AGM, 5.00%, 8/1/2027	50	63

La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	64

Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	27

Long Beach Bond Finance Authority, Natural Gas

Series 2007A, Rev., 5.25%, 11/15/2021	2,500	2,525

Series A, Rev., 5.25%, 11/15/2022	9,545	10,115

Long Beach Community College District, Election of 2002 Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,256

Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	46

Los Angeles Community College District

Series G, GO, 4.00%, 8/1/2022	25	26

Series 2015A, GO, 5.00%, 8/1/2023	20	22

Series A, GO, 4.00%, 8/1/2024 (c)	2,300	2,557

Series A, GO, 5.00%, 8/1/2024 (c)	24,000	27,382

Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	28

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2017A, Rev., 5.00%, 7/1/2023	35	38

Series A, Rev., 5.00%, 7/1/2030	4,925	6,174

Los Angeles County Metropolitan Transportation Authority, R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	38

Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	35	38

Los Angeles Department of Water and Power, Power System

Series 2019B, Rev., 5.00%, 7/1/2024	275	313

Series 2014B, Rev., 5.00%, 7/1/2026	15	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2014D, Rev., 5.00%, 7/1/2027	50	57

Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,418

Series B, Rev., 5.00%, 7/1/2029	10,000	12,298

Series 2015A, Rev., 5.00%, 7/1/2030	270	311

Series 2018A, Rev., 5.00%, 7/1/2030	35	44

Series D, Rev., 5.00%, 7/1/2030	2,710	3,065

Series 2019C, Rev., 5.00%, 7/1/2031	85	111

Series A, Rev., 5.00%, 7/1/2031	2,055	2,514

Series B, Rev., 5.00%, 7/1/2031	3,400	3,767

Series D, Rev., 5.00%, 7/1/2031	2,500	2,828

Series A, Rev., 5.00%, 7/1/2032	2,550	3,116

Series B, Rev., 5.00%, 7/1/2032	3,075	3,406

Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,099

Series D, Rev., 5.00%, 7/1/2033	390	441

Series 2018D, Rev., 5.00%, 7/1/2034	30	38

Series 2019B, Rev., 5.00%, 7/1/2034	110	141

Series D, Rev., 5.00%, 7/1/2034	4,750	5,365

Series D, Rev., 5.00%, 7/1/2035	250	282

Series 2019A, Rev., 5.00%, 7/1/2039	35	45

Series 2019D, Rev., 5.00%, 7/1/2044	30	38

Los Angeles Department of Water and Power, Water System

Series 2014A, Rev., 5.00%, 7/1/2024	35	40

Series 2016A, Rev., 5.00%, 7/1/2030	60	72

Series 2017A, Rev., 5.00%, 7/1/2030	30	37

Series 2018B, Rev., 5.00%, 7/1/2031	60	76

Los Angeles Unified School District

Series C, GO, 5.00%, 7/1/2024	11,670	13,261

Series C, GO, 5.00%, 7/1/2026	5,505	6,242

Los Angeles Unified School District, Election of 2005

Series M-1, GO, 5.00%, 7/1/2032	2,095	2,621

Series M-1, GO, 5.00%, 7/1/2033	4,305	5,377

Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,312

Los Rios Community College District, Election of 2008 Series B, GO, 5.00%, 8/1/2022	25	26

Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	178

Marin Community College District GO, 5.00%, 8/1/2023	35	38

Marin Water District Financing Authority, Subordinate Lien Rev., 5.00%, 7/1/2027	40	50

Marina Coast Water District, Tax-Exempt, Senior Lien Series A, Rev., 5.00%, 6/1/2029	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2033	1,000	701

GO, Zero Coupon, 7/1/2035	725	464

GO, Zero Coupon, 7/1/2036	1,150	699

GO, Zero Coupon, 7/1/2037	1,950	1,130

GO, Zero Coupon, 7/1/2041	1,250	603

Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	57

Merced Community College District No. 1, School Facilities Improvement GO, 5.00%, 8/1/2022	25	26

Metropolitan Water District of Southern California, Waterworks

Series 2018B, Rev., 5.00%, 9/1/2028	700	907

Series 2016A, Rev., 5.00%, 7/1/2030	30	36

Series 2019A, Rev., 5.00%, 7/1/2030	75	98

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No. 1 Rev., 5.00%, 9/1/2027	75	88

Montebello Public Financing Authority, Sales Tax, Limited Tax Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	446

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2028	50	65

Mountain View-Los Altos Union High School District, Election of 2010

Series C, GO, Zero Coupon, 8/1/2023	2,000	1,992

Series C, GO, Zero Coupon, 8/1/2027	1,000	950

Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,619

Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (c)	25	28

Napa Sanitation District Rev., 4.00%, 8/1/2023	25	27

Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	106

Newhall School District, School Facilities Improvement, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	36

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,369

North Orange County Community College District, Election of 2014 Series 2016A, GO, 4.00%, 8/1/2025	20	23

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Novato Sanitary District, Wastewater

Rev., 5.00%, 2/1/2022	30	31

Rev., 5.00%, 2/1/2026	65	78

Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	31

Oakdale Irrigation District Series 2016A, Rev., 5.00%, 8/1/2022	30	31

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	118

Ocean View School District, Orange County, Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	147

Oceanside Unified School District GO, 5.00%, 8/1/2024	5	6

Ohlone Community College District, Election of 2010 Series D, GO, 4.00%, 8/1/2022	40	41

Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	54

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	793

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	121

Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	108

Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	37

Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	26

Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	72

Palomar Community College District

GO, 5.00%, 5/1/2022	25	25

GO, 5.00%, 5/1/2023	20	22

Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	60

Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	25

Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	57

Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	60

Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	27

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	183

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2025	40	47

Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	27

Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	29

Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	43

Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2045	35	38

Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	91

Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	131

Riverside County Transportation Commission, Sales Tax

Series 2013A, Rev., 5.00%, 6/1/2023	55	60

Series 2013A, Rev., 5.25%, 6/1/2023 (c)	4,525	4,930

Series 2017B, Rev., 5.00%, 6/1/2032	60	75

Series 2017A, Rev., 5.00%, 6/1/2033	30	37

Series 2017B, Rev., 5.00%, 6/1/2035	45	57

Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	100

Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	58

Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	26

Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (c)	2,750	3,020

Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	138

Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	150

Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	68

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

San Diego Community College District

GO, 5.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2025	25	30

San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	32

San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	72

San Dieguito School Facilities Financing Authority, Special Tax

Rev., 5.00%, 3/1/2024	30	34

Rev., 5.00%, 3/1/2025	125	144

San Francisco Bay Area Rapid Transit District, Election of 2004

Series 2013C, GO, 4.00%, 8/1/2022	25	26

Series D, GO, 5.00%, 8/1/2030	3,000	3,531

Series 2019F-1, GO, 5.00%, 8/1/2031	85	112

Series D, GO, 5.00%, 8/1/2032	55	65

Series 2019F-1, GO, 5.00%, 8/1/2033	25	33

San Francisco Bay Area Rapid Transit District, Sales Tax

Series A, Rev., 5.00%, 7/1/2025	510	601

Series A, Rev., 5.00%, 7/1/2026	475	559

San Francisco City and County Airport Commission, San Francisco International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	226

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,867

San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	25	25

San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	74

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2023	20	21

Rev., 5.00%, 3/1/2026	40	48

Rev., 5.00%, 3/1/2031	2,185	2,677

Rev., 5.00%, 3/1/2032	2,000	2,451

Rev., 5.00%, 3/1/2033	750	917

San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	25	26

San Jose Unified School District GO, 5.00%, 8/1/2023	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (c)	9,210	10,069

San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	143

San Luis Coastal Unified School District, Election of 2014

Series C, GO, 4.00%, 8/1/2025	25	29

Series A, GO, 5.00%, 8/1/2026	75	85

Series B, GO, 5.00%, 8/1/2026	75	92

San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	81

San Marcos Unified School District

GO, 5.00%, 8/1/2031	60	75

GO, 4.00%, 8/1/2033	25	29

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	61

San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	26

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	85

San Mateo Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2027	25	31

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (c)	80	88

Santa Clara County Financing Authority Series 2016A, Rev., 5.00%, 11/15/2023	65	72

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	25	32

Series 2019A, Rev., 4.00%, 5/1/2034	55	67

Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,835

Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	29

Santa Clara Unified School District, Election of 2014

GO, 5.00%, 7/1/2022	35	36

GO, 5.00%, 7/1/2027	25	31

Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,784

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	26

Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	88

Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	59

Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	183

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 5.00%, 9/1/2024	280	317

Santa Margarita-Dana Point Authority, Water District Improvement

Series A, Rev., 5.00%, 8/1/2031	950	1,182

Series A, Rev., 5.00%, 8/1/2032	1,030	1,281

Series A, Rev., 5.00%, 8/1/2033	1,455	1,808

Santa Monica Community College District, Election of 2016

Series 2018A, GO, 5.00%, 8/1/2022	35	36

Series 2018A, GO, 4.00%, 8/1/2035	25	30

Santa Monica Public Financing Authority, City Services Building Project Rev., 5.00%, 7/1/2028	45	56

Santa Monica-Malibu Unified School District

Series 2016C, GO, 4.00%, 7/1/2024	30	33

GO, 5.00%, 8/1/2024	70	80

Santa Rosa High School District GO, 5.00%, 8/1/2022 (c)	40	42

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects, Tax Exempt Series 2017A, Rev., 5.00%, 8/1/2031	100	124

Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	115

Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	33

Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	26

Sierra View Local Health Care District

Rev., 4.00%, 7/1/2026	150	173

Rev., 5.00%, 7/1/2027	155	191

Rev., 5.00%, 7/1/2028	165	207

Rev., 5.00%, 7/1/2029	160	205

Rev., 5.00%, 7/1/2030	155	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Simi Valley Unified School District

GO, 4.00%, 8/1/2022	25	26

Series B, GO, 4.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2027	30	38

Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	26

Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	29

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	60

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2023	25	27

Rev., 5.00%, 8/1/2026	75	89

Southwestern Community College District

Series 2016B, GO, 4.00%, 8/1/2023	35	38

Series 2016B, GO, 4.00%, 8/1/2025	50	57

Series A, GO, 4.00%, 8/1/2038	1,000	1,150

State Center Community College District

GO, 5.25%, 8/1/2022 (c)	5,450	5,707

GO, 5.00%, 8/1/2030	40	47

State of California Department of Water Resources, Central Valley Project, Water System

Series AR, Rev., 5.00%, 12/1/2022	25	27

Series AX, Rev., 5.00%, 12/1/2022	35	37

Series BA, Rev., 5.00%, 12/1/2031	65	85

State of California, Various Purpose

GO, 5.13%, 4/1/2023	5	5

GO, 4.00%, 12/1/2024	15	16

GO, 5.00%, 10/1/2025	40	48

GO, AMBAC, 5.00%, 2/1/2027	565	701

GO, 5.00%, 8/1/2030	24,000	27,724

GO, 4.00%, 9/1/2033	1,340	1,553

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	36

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	30

Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	2,485	2,597

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 6/1/2022	25	26

Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

University of California

Series 2013 AF, Rev., 5.00%, 5/15/2023 (c)	60	65

Series 2017AY, Rev., 5.00%, 5/15/2028	55	68

Series 2018AZ, Rev., 5.00%, 5/15/2029	30	38

Series 2018AZ, Rev., 5.00%, 5/15/2031	35	45

Series 2019BB, Rev., 5.00%, 5/15/2033	20	26

Series 2018AZ, Rev., 5.00%, 5/15/2034	25	32

University of California, Limited Project

Series G, Rev., 5.00%, 5/15/2022 (c)	2,885	2,984

Series 2015-I, Rev., 5.00%, 5/15/2023	30	32

Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,809

Series 2017M, Rev., 5.00%, 5/15/2036	25	31

Val Verde Unified School District Series 2020A, GO, 4.00%, 8/1/2035	250	295

Ventura County Community College District GO, 5.00%, 8/1/2022	25	26

Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	68

Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	116

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	63

Walnut Energy Center Authority Series 2014A, Rev., 5.00%, 1/1/2022	25	25

West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	46

West Valley-Mission Community College District, Election of 2012, Tax Exempt

GO, 5.00%, 8/1/2027	40	48

Series 2015B, GO, 5.00%, 8/1/2027	40	47

Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	26

Whittier Union High School District Series 2014B, GO, 4.00%, 8/1/2022	30	31

Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	60

Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 9/1/2021	1,100	1,251

Total California		464,236

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 2.2%

Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	53

Adams 12 Five Star Schools, The City & County of Broomfield

GO, 5.50%, 12/15/2030	1,400	1,859

GO, 5.50%, 12/15/2032	625	826

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	29

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.50%, 12/1/2028	40	54

Series 2019A, GO, 5.50%, 12/1/2029	25	33

Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	60

Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,930

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	611

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,282

City & County of Broomfield, Sales and Use Tax COP, 5.00%, 12/1/2025	30	36

City & County of Denver, Airport System

Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	26

Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,241

Series 2017B, Rev., 5.00%, 11/15/2033	25	31

Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,515

City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2024	15	17

City of Colorado Springs, Utilities System Improvement Series A-1, Rev., 5.00%, 11/15/2023	30	33

City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	173

City of Englewood

GO, 5.00%, 12/1/2025	45	54

GO, 5.00%, 12/1/2029	15	19

Clear Creek Transit Metropolitan District No. 2, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2041	575	634

Series 2021A, GO, 5.00%, 12/1/2050	500	549

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,127

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,170

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2025	25	27

Rev., 4.00%, 5/1/2027	30	34

Rev., 4.00%, 5/1/2029	35	40

Rev., 4.00%, 5/1/2031	30	34

Rev., 4.00%, 5/1/2041	85	96

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 4.00%, 12/1/2030 (d)	595	636

Rev., 5.00%, 12/1/2040 (d)	555	619

Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,927

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	36

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2033	1,000	1,283

Rev., 5.00%, 10/1/2034	1,100	1,403

Rev., 4.00%, 10/1/2035	725	855

Rev., 4.00%, 10/1/2037	400	469

Rev., 4.00%, 10/1/2038	300	351

Rev., 4.00%, 10/1/2039	270	315

Rev., 4.00%, 10/1/2040	300	349

Colorado Health Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,201

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,280

Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,553

Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,553

Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,366

Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,537

Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,166

Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,533

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 3.00%, 9/1/2024	235	253

Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,025

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (b)	2,400	2,469

Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	37

Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	47

County of Adams

COP, 5.00%, 12/1/2031	1,100	1,301

COP, 5.00%, 12/1/2034	500	589

County of Eagle COP, 5.00%, 12/1/2028	25	30

County of Gunnison COP, 4.00%, 12/1/2033	50	60

County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	61

Dawson Ridge Metropolitan District No. 1, Limited Tax Series A, GO, Zero Coupon, 10/1/2022 (c)	10,000	9,979

Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11

Denver Health and Hospital Authority

Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,286

Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,792

Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,699

Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,398

Douglas County School District No. Re-1 Douglas and Elbert Counties GO, 5.00%, 12/15/2028	20	26

Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	214

El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2034	50	61

El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	30

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	309

Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	6

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,112

Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	242

Peak Metropolitan District No. 1

Series A, GO, 4.00%, 12/1/2035 (d)	500	538

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series A, GO, 5.00%, 12/1/2041 (d)	500	553

Series A, GO, 5.00%, 12/1/2051 (d)	550	605

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	824

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 7/15/2031	500	658

Rev., 5.00%, 1/15/2032	700	919

Rev., 4.00%, 7/15/2033	1,935	2,440

Rev., 4.00%, 7/15/2034	1,000	1,210

Rev., 4.00%, 7/15/2035	1,000	1,205

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	500

Rocky Mountain Rail Park Metropolitan District, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	830

Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	813

State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	89

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement

COP, 5.00%, 6/15/2023	45	49

COP, 5.00%, 6/15/2041	1,500	1,760

State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	95

University of Colorado, Enterprise System

Series 2013A, Rev., 5.00%, 6/1/2023	25	27

Series 2014A, Rev., 5.00%, 6/1/2024 (c)	60	68

Series 2015A, Rev., 5.00%, 6/1/2025 (c)	25	29

Series 2019B, Rev., 5.00%, 6/1/2028	25	32

Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29

University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	292

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	500	559

GO, 5.00%, 12/1/2041	1,125	1,247

Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	52

Total Colorado		100,649

Connecticut — 1.3%

City of Derby Series A, GO, 5.00%, 8/1/2027	15	19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	56

City of Stamford, Water Pollution Control System and Facility

Series 2013A, Rev., 5.50%, 8/15/2023	100	110

Series A, Rev., 5.00%, 8/15/2024	100	109

Series A, Rev., 5.00%, 8/15/2025	350	383

Series 2013A, Rev., 5.00%, 8/15/2026	150	164

Series 2013A, Rev., 5.00%, 8/15/2027	250	273

Series A, Rev., 5.00%, 8/15/2029	300	327

Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,566

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	288

Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	561

Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,318

Connecticut State Health and Educational Facilities Authority, Sacred Heart University

Series K, Rev., 5.00%, 7/1/2032	700	910

Series K, Rev., 5.00%, 7/1/2033	625	809

Series K, Rev., 5.00%, 7/1/2034	725	936

Series K, Rev., 5.00%, 7/1/2035	525	676

Series K, Rev., 5.00%, 7/1/2036	1,000	1,284

Series K, Rev., 5.00%, 7/1/2037	1,750	2,240

Series K, Rev., 5.00%, 7/1/2038	2,750	3,512

Series K, Rev., 5.00%, 7/1/2040	1,600	2,033

Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,639

South Central Connecticut Regional Water Authority, Water System Series B-1, Rev., 5.00%, 8/1/2022	45	47

State of Connecticut

Series 2017A, GO, 5.00%, 4/15/2024	160	180

Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,993

Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,185

Series 2014A, GO, 4.00%, 3/1/2034	40	43

Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,399

Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,690

Series 2016A, GO, 4.00%, 3/15/2036	60	68

Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,918

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Series 2017A, GO, 4.00%, 4/15/2037	460	529

Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,301

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2017A, Rev., 4.00%, 5/1/2023	20	21

Series 2015A, Rev., 5.00%, 3/1/2024	70	78

Series 2015A, Rev., 5.00%, 3/1/2025	170	199

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,889

Series 2013A, Rev., 5.00%, 10/1/2029	25	27

Series A, Rev., 5.00%, 9/1/2030	2,000	2,272

Series 2016A, Rev., 5.00%, 9/1/2031	25	30

Series 2015A, Rev., 5.00%, 8/1/2032	15	18

Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	59

Total Connecticut		61,159

Delaware — 0.3%

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Rev., 4.00%, 9/1/2023	355	377

Rev., 4.00%, 9/1/2025	385	429

Rev., 4.00%, 9/1/2030	530	616

Rev., 5.00%, 9/1/2040	1,550	1,940

Rev., 5.00%, 9/1/2050	600	739

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,952

Delaware Transportation Authority, Transportation System

Rev., 5.00%, 7/1/2023	40	45

Rev., 5.00%, 7/1/2025	25	29

Rev., 5.00%, 7/1/2026	25	30

State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	47

University of Delaware

Rev., 5.00%, 11/1/2035	525	673

Rev., 5.00%, 11/1/2039	875	1,113

Total Delaware		11,990

District of Columbia — 1.2%

District of Columbia

Series 2015A, GO, 5.00%, 6/1/2027	50	59

Series 2018A, GO, 5.00%, 6/1/2027	25	31

Series D, GO, 5.00%, 6/1/2028	1,500	1,871

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Series 2016A, GO, 5.00%, 6/1/2029	25	30

Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,549

Series D, GO, 5.00%, 6/1/2030	3,750	4,603

Series D, GO, 5.00%, 6/1/2031	50	61

Series A, GO, 5.00%, 6/1/2035	7,175	8,342

Series A, GO, 5.00%, 6/1/2036	4,200	4,876

District of Columbia, Income Tax

Series 2012C, Rev., 4.00%, 12/1/2022	20	21

Series 2012A, Rev., 5.00%, 12/1/2022	20	21

Series 2019C, Rev., 5.00%, 10/1/2031	35	46

Series 2020A, Rev., 5.00%, 3/1/2038	70	91

Series 2020A, Rev., 5.00%, 3/1/2040	210	272

District of Columbia, Kipp DC Project

Rev., 5.00%, 9/10/2021	100	108

Rev., 5.00%, 7/1/2024	100	112

Rev., 5.00%, 7/1/2025	180	209

Series 2017A, Rev., 5.00%, 7/1/2025	100	116

Rev., 5.00%, 7/1/2026	185	220

Rev., 5.00%, 7/1/2027	115	140

Rev., 5.00%, 7/1/2028	250	312

Rev., 5.00%, 7/1/2029	255	326

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	118

Metropolitan Washington Airports Authority Aviation

Series C, Rev., 5.00%, 10/1/2021	30	30

Series 2019B, Rev., 5.00%, 10/1/2027	75	94

Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	224

Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	577

Washington Convention and Sports Authority, Senior Lien Dedicated Tax

Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,069

Series A, Rev., 5.00%, 10/1/2026	5,005	6,101

Series A, Rev., 5.00%, 10/1/2027	4,620	5,767

Series 2018A, Rev., 5.00%, 10/1/2028	4,035	5,007

Series A, Rev., 5.00%, 10/1/2029	2,690	3,318

Washington Metropolitan Area Transit Authority

Series B, Rev., 5.00%, 7/1/2029	5	6

Series 2017B, Rev., 5.00%, 7/1/2030	50	62

Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,407

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Rev., 5.00%, 7/1/2034	5	6

Series 2017B, Rev., 5.00%, 7/1/2034	75	92

Total District of Columbia		53,294

Florida — 3.0%

Bay County School Board

Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,080

Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	879

Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,296

Brevard County Health Facilities Authority, Health First, Inc., Project

Rev., 5.00%, 4/1/2022	1,000	1,028

Rev., 5.00%, 4/1/2024	1,250	1,402

Broward County Water & Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	42

Capital Projects Finance Authority, Capital Projects Loan Program — Florida Universities

Series 2020A-1, Rev., 5.00%, 10/1/2024	550	615

Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,151

Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,180

Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,205

Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,228

City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	148

City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	123

City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project

Rev., 4.00%, 11/1/2036	500	585

Rev., 4.00%, 11/1/2037	1,040	1,214

Rev., 4.00%, 11/1/2038	1,085	1,264

Rev., 4.00%, 11/1/2039	1,650	1,916

Rev., 4.00%, 11/1/2040	2,170	2,515

City of Pompano Beach

GO, 5.00%, 7/1/2023	30	33

GO, 5.00%, 7/1/2030	110	140

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	55

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2026	100	121

Series 2020B, Rev., 5.00%, 7/1/2027	125	155

Series 2020B, Rev., 5.00%, 7/1/2028	230	292

Series 2020B, Rev., 5.00%, 7/1/2029	225	292

Series 2020B, Rev., 5.00%, 7/1/2030	250	330

Series 2020B, Rev., 5.00%, 7/1/2031	325	425

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2020B, Rev., 5.00%, 7/1/2032	250	326

Series 2020B, Rev., 5.00%, 7/1/2033	250	324

Series 2020B, Rev., 5.00%, 7/1/2034	300	388

Series 2020B, Rev., 5.00%, 7/1/2035	300	387

Series 2020B, Rev., 5.00%, 7/1/2036	500	643

Series 2020B, Rev., 4.00%, 7/1/2038	185	218

Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,883

Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,972

Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,580

City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2021 (c)	500	502

City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	31

County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,308

County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	44

County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	18

County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	216

County of Manatee Rev., 5.00%, 10/1/2026	25	28

County of Manatee, Public Utilities

Rev., 5.00%, 10/1/2028	535	674

Rev., 5.00%, 10/1/2031	815	1,016

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	26

County of Miami-Dade, Aviation

Rev., AMT, 5.00%, 10/1/2028	1,500	1,700

Rev., 5.00%, 10/1/2029	900	1,088

Series B, Rev., 5.00%, 10/1/2029	1,250	1,425

County of Miami-Dade, Building Better Communities Program

Series A, GO, 5.00%, 7/1/2033	2,835	3,422

Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,455

County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	57

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	3,000	3,866

County of Miami-Dade, Subordinate Special Obligation Rev., 5.00%, 10/1/2028	120	147

County of Miami-Dade, Transit System, Sales Surtax

Rev., 5.00%, 7/1/2022	90	94

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Rev., 4.00%, 7/1/2034	35	40

Rev., 5.00%, 7/1/2034	475	611

County of Miami-Dade, Water and Sewer System

Rev., 5.00%, 10/1/2033	25	32

Series 2017A, Rev., 4.00%, 10/1/2037	40	47

Series 2017A, Rev., 4.00%, 10/1/2039	50	59

Series 2019B, Rev., 5.00%, 10/1/2044	40	50

County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	599

County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,833

County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	67

County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2029	25	27

County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	44

County of Seminole, Water and Sewer Series 2015B, Rev., 5.00%, 10/1/2021	50	50

East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2023	40	44

Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,546

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2027	300	372

Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,197

Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,880

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	51

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	25

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	257

Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	593

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 2.63%, 12/15/2024 (d)	300	307

Series A, Rev., 4.00%, 12/15/2029 (d)	265	296

Series A, Rev., 5.00%, 12/15/2039 (d)	305	360

Florida Development Finance Corp., Mater Academy Project

Series 2020A, Rev., 4.00%, 6/15/2025 (d)	455	507

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2020A, Rev., 5.00%, 6/15/2026 (d)	370	438

Series 2020A, Rev., 5.00%, 6/15/2027 (d)	390	473

Series 2020A, Rev., 5.00%, 6/15/2028 (d)	410	494

Series 2020A, Rev., 5.00%, 6/15/2029 (d)	400	479

Series 2020A, Rev., 5.00%, 6/15/2030 (d)	375	447

Series 2020A, Rev., 5.00%, 6/15/2035 (d)	1,000	1,177

Florida Development Finance Corp., The Mayflower Retirement Community Project

Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	928

Series 2021B1, Rev., 2.38%, 6/1/2027 (d)	730	731

Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	148

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2021	85	85

Rev., 5.00%, 10/1/2022	110	115

Rev., 5.00%, 10/1/2023	125	137

Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,293

Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	25	26

Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	188

JEA Electric System

Series D, Rev., 5.00%, 4/1/2023 (c)	10	11

Series A, Rev., 5.00%, 10/1/2023 (c)	1,395	1,534

Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	56

Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	30

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,260

Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,227

Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	55

Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	48

Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	28

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	291

Series 2020B, Rev., 5.00%, 11/15/2042	500	612

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion

Rev., 2.63%, 6/1/2025	4,185	4,311

Rev., 3.00%, 6/1/2027	7,780	8,152

Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,348

School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	81

School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	45

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning

Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	178

Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	244

South Florida Water Management District COP, 5.00%, 10/1/2036	125	148

St. Johns County Industrial Development Authority, Vicar’s Landing Project

Series 2021A, Rev., 4.00%, 12/15/2025	180	199

Series 2021A, Rev., 4.00%, 12/15/2026	185	208

Series 2021A, Rev., 4.00%, 12/15/2027	215	244

Series 2021A, Rev., 4.00%, 12/15/2028	200	229

Series 2021A, Rev., 4.00%, 12/15/2030	200	228

Series 2021A, Rev., 4.00%, 12/15/2031	205	233

Series 2021A, Rev., 4.00%, 12/15/2036	500	560

Series 2021A, Rev., 4.00%, 12/15/2041	375	417

State of Florida Board of Education, Public Education Capital Outlay

Series 2012C, GO, 5.00%, 6/1/2023	40	42

Series 2015F, GO, 5.00%, 6/1/2026	25	29

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,158

Series A, Rev., 5.00%, 7/1/2025	2,375	2,778

Series A, Rev., 5.00%, 7/1/2026	3,385	4,084

State of Florida Department of Transportation Turnpike System

Series 2013A, Rev., 5.00%, 7/1/2022	35	36

Series 2013B, Rev., 5.00%, 7/1/2022	75	78

Series 2013A, Rev., 5.00%, 7/1/2023	30	33

Series 2016A, Rev., 5.00%, 7/1/2023	20	22

Series 2019A, Rev., 5.00%, 7/1/2024	25	28

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2022	25	26

Rev., 4.00%, 10/1/2034	30	35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2035	400	469

Series 2020A, Rev., 4.00%, 10/15/2036	500	585

Total Florida		137,985

Georgia — 1.9%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2029	1,050	1,346

Rev., 5.00%, 7/1/2030	1,155	1,503

Rev., 5.00%, 7/1/2031	425	550

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	390

Cherokee County Board of Education, School System

GO, 5.00%, 8/1/2031	725	876

GO, 5.00%, 8/1/2032	750	906

GO, 5.00%, 8/1/2033	690	834

Cherokee County Water & Sewer Authority Rev., 5.00%, 8/1/2032	25	30

City of Atlanta, Water & Wastewater

Series 2013B, Rev., 5.00%, 11/1/2023	30	33

Rev., 5.00%, 11/1/2029	2,110	2,451

Rev., 5.00%, 11/1/2030	4,250	4,927

City of Columbus, Water & Sewerage

Series 2014A, Rev., 5.00%, 5/1/2027	445	501

Series 2014A, Rev., 5.00%, 5/1/2028	595	668

Rev., 5.00%, 5/1/2031	280	336

Rev., 5.00%, 5/1/2034	350	419

Rev., 5.00%, 5/1/2035	350	419

Clayton County Development Authority, Clayton State University

Rev., 5.00%, 7/1/2029	175	228

Rev., 5.00%, 7/1/2030	200	265

Rev., 5.00%, 7/1/2031	175	237

Rev., 5.00%, 7/1/2032	205	275

Rev., 5.00%, 7/1/2033	250	333

Rev., 5.00%, 7/1/2035	270	358

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Series 2020A, Rev., 4.00%, 4/1/2032	400	485

Series 2020A, Rev., 4.00%, 4/1/2033	500	604

Series 2020A, Rev., 4.00%, 4/1/2034	350	421

Series 2020A, Rev., 4.00%, 4/1/2035	250	300

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Series 2020A, Rev., 4.00%, 4/1/2036	505	604

Series 2020A, Rev., 3.00%, 4/1/2037	700	765

Series 2020A, Rev., 4.00%, 4/1/2039	475	563

Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,903

County of DeKalb, Water and Sewerage

Rev., 5.00%, 10/1/2021	35	35

Series B, Rev., 5.25%, 10/1/2022	4,810	5,078

Series B, Rev., 5.25%, 10/1/2023	8,660	9,574

Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,812

DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	65

Forsyth County School District GO, 5.00%, 2/1/2022	30	31

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	141

George L Smith II Congress Center Authority, Convention Center Hotel First

Series 2021A, Rev., 2.38%, 1/1/2031	500	530

Series 2021A, Rev., 4.00%, 1/1/2036	500	582

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,313

Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	1,214

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects

Rev., 5.00%, 6/15/2023	645	700

Rev., 5.00%, 6/15/2024	580	655

Rev., 5.00%, 6/15/2025	650	761

Rev., 5.00%, 6/15/2026	500	604

Rev., 5.00%, 6/15/2027	500	620

Rev., 5.00%, 6/15/2028	500	635

Rev., 5.00%, 6/15/2029	705	916

Rev., 5.00%, 6/15/2030	500	645

Rev., 5.00%, 6/15/2031	800	1,027

Rev., 3.00%, 6/15/2032	1,175	1,317

Rev., 5.00%, 6/15/2033	1,660	2,112

Rev., 5.00%, 6/15/2034	1,125	1,423

Rev., 5.00%, 6/15/2035	1,250	1,578

Rev., 4.00%, 6/15/2036	1,000	1,180

Rev., 4.00%, 6/15/2037	1,500	1,765

Rev., 4.00%, 6/15/2039	1,785	2,084

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project

Rev., 4.00%, 8/1/2035	500	597

Rev., 4.00%, 8/1/2036	375	446

Rev., 4.00%, 8/1/2037	495	587

Henry County, Water and Sewerage Authority

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,436

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	33

Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,478

Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	41

Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	419

Private Colleges and Universities Authority, Emory University

Series 2019A, Rev., 5.00%, 9/1/2028	40	52

Series A, Rev., 5.00%, 10/1/2043	2,005	2,185

State of Georgia

Series E, GO, 5.00%, 12/1/2023	20	22

Series A-2, GO, 5.00%, 2/1/2029	5,020	6,199

Total Georgia		85,422

Hawaii — 0.5%

City & County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	28

City & County of Honolulu

Series 2019D, GO, 5.00%, 8/1/2023	20	22

Series B, GO, 5.00%, 10/1/2027	8,695	10,292

Series C, GO, 5.00%, 10/1/2027	3,000	3,551

City and County of Honolulu, Tax-Exempt Series 2017D, GO, 5.00%, 9/1/2023	20	22

State of Hawaii

Series FE, GO, 5.00%, 10/1/2027	1,315	1,613

Series FG, GO, 5.00%, 10/1/2028	2,500	3,058

Series FW, GO, 5.00%, 1/1/2032	5,000	6,408

Total Hawaii		24,994

Idaho — 0.2%

Idaho Housing and Finance Association, Federal Highway Trust

Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	2,994

Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,813

Total Idaho		8,807

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — 5.6%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	362

Chicago O’Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2022	195	198

City of Altamont, Electric Ars Series 2019B, GO, 3.00%, 1/1/2024	35	37

City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	104

City of Chicago, Motor Fuel Tax Rev., 5.00%, 1/1/2022	20	20

City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,029

City of Chicago, Wastewater Transmission, Second Lien Rev., 5.00%, 1/1/2022	700	711

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2021	1,500	1,512

Rev., 5.00%, 11/1/2022	600	633

Rev., 5.00%, 11/1/2027	1,000	1,137

Rev., 5.00%, 11/1/2030	500	563

City of Country Club Hills GO, 4.00%, 12/1/2021	40	40

City of Decatur GO, AGM, 5.00%, 3/1/2028	15	17

City of Rockford, Sales Tax

GO, 4.00%, 12/15/2027	255	299

GO, 4.00%, 12/15/2029	515	607

GO, 4.00%, 12/15/2030	360	421

City of Springfield, Electric System, Senior Lien

Rev., 5.00%, 3/1/2027	4,500	5,200

Rev., 5.00%, 3/1/2028	4,000	4,615

Rev., AGM, 3.50%, 3/1/2030	3,500	3,744

Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2035	50	57

Cook County School District No. 122, Ridgeland, Capital Appreciation GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021 (c)	5,000	4,998

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	17

County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,471

County of Du Page, Courthouse Project

GO, 5.00%, 1/1/2028	255	306

GO, 5.00%, 1/1/2029	730	875

County of Will GO, 4.00%, 11/15/2036	60	68

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	27

DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale

Rev., 5.00%, 12/1/2025	25	30

Series 2018A, GO, 4.00%, 1/15/2032	25	28

DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	35

DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	29

Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group

Series 2013A, Rev., 5.00%, 6/1/2023	20	22

Rev., 4.13%, 5/1/2025	5	6

Rev., 4.13%, 5/1/2025 (c)	5	6

Rev., 4.13%, 5/1/2045	30	32

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	102

Illinois Finance Authority, DePaul University Rev., 5.00%, 10/1/2021	305	306

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	140	173

Series 2021A, Rev., 5.00%, 5/15/2033	145	179

Series 2021A, Rev., 5.00%, 5/15/2034	300	368

Series 2021A, Rev., 5.00%, 5/15/2035	315	384

Series 2021A, Rev., 5.00%, 5/15/2036	325	395

Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	51

Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,147

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2026	75	86

Rev., 4.00%, 11/1/2027	75	87

Rev., 4.00%, 11/1/2028	120	141

Rev., 4.00%, 11/1/2029	120	143

Rev., 4.00%, 11/1/2030	130	156

Rev., 4.00%, 11/1/2031	130	157

Rev., 4.00%, 11/1/2041	375	439

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	463

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	48

Illinois Sports Facilities Authority (The), State Tax

Rev., 5.00%, 6/15/2028	2,000	2,504

Rev., 5.00%, 6/15/2029	2,500	3,171

Rev., 5.00%, 6/15/2030	1,500	1,892

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2028	25	32

Series 2015B, Rev., 5.00%, 1/1/2029	35	42

Series 2019C, Rev., 5.00%, 1/1/2029	7,500	9,729

Series 2016B, Rev., 5.00%, 1/1/2030	30	36

Series 2019C, Rev., 5.00%, 1/1/2030	19,000	25,136

Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,442

Series 2016A, Rev., 5.00%, 12/1/2031	30	36

Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,879

Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	25

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	89

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	118

Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	136

Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	153

Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	270

Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	327

Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	292

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2030	730	871

GO, AGM, 4.00%, 2/1/2031	830	985

GO, AGM, 4.00%, 2/1/2032	535	632

GO, AGM, 4.00%, 2/1/2033	500	588

McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	29

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 5.00%, 4/1/2027	550	669

Series 2020B, Rev., 5.00%, 4/1/2028	650	808

Series 2020B, Rev., 5.00%, 4/1/2029	425	539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Series 2020B, Rev., 5.00%, 4/1/2030	250	323

Series 2020B, Rev., 5.00%, 4/1/2032	650	830

Series 2020B, Rev., 5.00%, 4/1/2033	675	860

Series 2020B, Rev., 5.00%, 4/1/2034	475	603

Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	74

Sales Tax Securitization Corp.

Series 2017A, Rev., 5.00%, 1/1/2027	90	110

Series C, Rev., 5.50%, 1/1/2030	18,250	23,970

Series C, Rev., 5.50%, 1/1/2031	26,360	34,422

Series C, Rev., 5.25%, 1/1/2034	22,520	28,747

Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625	810

State of Illinois

GO, 5.00%, 5/1/2022	160	165

Series 2018A, GO, 5.00%, 10/1/2022	180	189

GO, 5.00%, 3/1/2023	10	10

GO, 5.00%, 5/1/2023	120	129

Series 2018A, GO, 4.00%, 5/1/2024	50	55

Series D, GO, 5.00%, 11/1/2024	15,715	17,911

GO, 5.00%, 1/1/2025	700	802

GO, 5.00%, 3/1/2025	5,600	5,730

GO, 5.00%, 8/1/2025	25	26

GO, 5.00%, 2/1/2026	4,900	5,792

GO, 5.00%, 3/1/2026	5,910	6,042

Series 2017D, GO, 5.00%, 11/1/2026	5,175	6,240

GO, 5.00%, 6/1/2027	25	30

GO, 5.00%, 1/1/2028	150	175

GO, 4.13%, 3/1/2028	30	31

GO, 4.50%, 2/1/2029	450	491

Series A, GO, 5.00%, 5/1/2030	35	43

GO, 4.13%, 11/1/2031	40	45

GO, 4.00%, 6/1/2032	100	111

Series 2021A, GO, 4.00%, 3/1/2038	2,250	2,637

GO, 5.00%, 2/1/2039	2,255	2,467

Series 2021A, GO, 4.00%, 3/1/2039	2,100	2,454

State of Illinois Sales Tax

Rev., 5.00%, 6/15/2023	40	43

Series D, Rev., 5.00%, 6/15/2024	40	46

Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	172

Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,176

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1

Rev., AGM, 4.00%, 3/1/2026	620	706

Rev., AGM, 4.00%, 3/1/2027	375	436

Rev., AGM, 4.00%, 3/1/2028	1,000	1,172

Village of Westmont GO, 4.00%, 1/1/2027	45	53

Will County Community Unit School District No. 365-U Valley View, Limited School Bonds

GO, 4.00%, 1/1/2030	975	1,111

GO, 4.00%, 1/1/2033	1,000	1,135

GO, 3.00%, 7/1/2036	1,700	1,806

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2031	500	661

GO, 5.00%, 12/15/2032	500	659

GO, 5.00%, 12/15/2033	710	932

GO, 5.00%, 12/15/2034	915	1,197

Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	48

Total Illinois		257,392

Indiana — 1.6%

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	12

Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	27

City of Evansville, Waterworks District Series 2014B, Rev., 5.00%, 1/1/2022 (c)	700	711

City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	48

City of Franklin, Otterbeit Homes

Series B, Rev., 5.00%, 7/1/2025	1,500	1,750

Series B, Rev., 5.00%, 7/1/2027	500	616

Series B, Rev., 5.00%, 7/1/2030	670	859

Series B, Rev., 5.00%, 7/1/2032	735	933

Series B, Rev., 4.00%, 7/1/2034	805	945

Series B, Rev., 4.00%, 7/1/2035	685	804

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	746

City of Greensburg, Sewage Works Rev., 3.00%, 5/1/2025	100	109

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,782

City of Rockport, Indiana Michigan Power Co. Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,731

East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	30

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project

Rev., 5.00%, 8/1/2024	1,095	1,217

Rev., 5.00%, 2/1/2025	500	555

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2033	245	282

Rev., 4.00%, 1/15/2035	550	627

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage

Series B-2, Rev., 4.00%, 7/15/2023	5	5

Rev., 5.00%, 1/15/2026	30	36

Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	78

Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	44

Indiana Bond Bank, Hamilton County Projects

Series 2019B, Rev., Zero Coupon, 7/15/2024	220	217

Series 2019B, Rev., Zero Coupon, 1/15/2025	200	196

Series 2019B, Rev., Zero Coupon, 7/15/2025	450	439

Series 2019B, Rev., Zero Coupon, 1/15/2026	370	358

Series 2019B, Rev., Zero Coupon, 7/15/2026	370	356

Series 2019B, Rev., Zero Coupon, 1/15/2027	325	310

Series 2019B, Rev., Zero Coupon, 7/15/2027	320	302

Series 2019B, Rev., Zero Coupon, 1/15/2028	450	420

Series 2019B, Rev., Zero Coupon, 7/15/2028	450	416

Series 2019B, Rev., Zero Coupon, 1/15/2029	560	511

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series 2019B, Rev., Zero Coupon, 7/15/2029	735	663

Series 2019B, Rev., Zero Coupon, 1/15/2030	750	661

Series 2019B, Rev., Zero Coupon, 7/15/2030	740	640

Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	21

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	123

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 5.00%, 10/1/2024	1,000	1,124

Rev., 5.00%, 10/1/2025	675	780

Rev., 4.00%, 10/1/2034	170	198

Rev., 4.00%, 10/1/2035	415	483

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project

Series 2101A, Rev., 5.25%, 10/1/2021	1,000	1,004

Series 2016A, Rev., 5.00%, 10/1/2036	70	85

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Series 2016B, Rev., 5.00%, 11/1/2026	10	12

Series 2017B, Rev., 5.00%, 11/1/2032	25	31

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2030	500	618

Series A, Rev., 5.00%, 11/1/2031	1,020	1,252

Series A, Rev., 5.00%, 11/1/2032	530	649

Series A, Rev., 5.00%, 11/1/2033	1,110	1,354

Series A, Rev., 5.00%, 11/1/2034	760	925

Series A, Rev., 5.00%, 11/1/2035	665	808

Series A, Rev., 4.00%, 11/1/2036	230	262

Series A, Rev., 4.00%, 11/1/2037	335	380

Series A, Rev., 4.00%, 11/1/2038	340	385

Series A, Rev., 4.00%, 11/1/2039	355	401

Indiana Finance Authority, Green Bonds

Series 2019A, Rev., 5.00%, 2/1/2033	30	39

Series 2019A, Rev., 5.00%, 2/1/2034	35	45

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2028	200	250

Rev., 5.00%, 6/1/2030	110	143

Rev., 5.00%, 6/1/2032	70	90

Rev., 4.00%, 6/1/2034	120	143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, State Revolving Fund Program

Series 2011A, Rev., 5.00%, 2/1/2022 (c)	5,205	5,310

Series C, Rev., 5.00%, 2/1/2023 (c)	3,000	3,206

Series 2017B, Rev., 5.00%, 2/1/2026	20	24

Series A, Rev., 5.00%, 2/1/2027	1,000	1,158

Series 2018A, Rev., 5.00%, 2/1/2035	100	125

Indiana Housing and Community Development Authority, Vita of Marion Project

Series 2021B, Rev., 4.00%, 4/1/2024	500	510

Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	701

Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	2,007

Indiana University Series A, Rev., 5.00%, 6/1/2022 (c)	1,000	1,037

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	289

Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	241

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,331

Lawrence Township School Building Corp., Ad Valorem Property Tax

Rev., 5.00%, 1/15/2030	150	196

Rev., 5.00%, 7/15/2030	250	328

Rev., 5.00%, 1/15/2031	230	306

Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,569

MSD Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	30

North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	31

Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	57

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	26

Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding

Rev., 5.00%, 7/15/2023	750	818

Rev., 5.00%, 7/15/2024	1,255	1,419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series 2019A, Rev., 5.00%, 7/15/2028	30	38

Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,219

Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	30	31

Rev., 4.00%, 1/15/2024	50	55

Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	40

Total Indiana		71,143

Iowa — 0.3%

City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	29

City of Des Moines, Capital Loan Notes Series 2014E, GO, 5.00%, 6/1/2022	30	31

County of Linn

COP, 4.00%, 6/1/2030	490	572

COP, 4.00%, 6/1/2032	1,455	1,688

COP, 4.00%, 6/1/2033	1,615	1,870

COP, 4.00%, 6/1/2034	700	808

COP, 4.00%, 6/1/2035	575	663

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 3.00%, 9/1/2022	315	318

Rev., 4.00%, 9/1/2025	115	122

Rev., 5.00%, 9/1/2026	85	94

Rev., 5.00%, 9/1/2028	200	226

Rev., 5.00%, 9/1/2030	110	124

Rev., 5.00%, 9/1/2031	100	112

Rev., 5.00%, 9/1/2036	440	487

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2026 (c)	5,220	6,379

Rev., 5.00%, 8/1/2027	30	35

Rev., 5.00%, 8/1/2031	30	39

Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	475

State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	35	38

State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	226

Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	21

Total Iowa		14,357

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — 0.6%

Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (c)	790	997

City of Manhattan, Meadowlark Hills

Series 2021A, Rev., 4.00%, 6/1/2026	315	352

Series 2021A, Rev., 4.00%, 6/1/2027	330	374

Series 2021A, Rev., 4.00%, 6/1/2028	300	345

Series 2021A, Rev., 4.00%, 6/1/2036	500	577

Series 2021A, Rev., 4.00%, 6/1/2046	500	564

City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	28

Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,473

Riley County Unified School District No. 383, Manhattan-Ogden

Series 2018A, GO, 5.00%, 9/1/2032	40	50

Series 2018A, GO, 5.00%, 9/1/2034	60	74

State of Kansas Department of Transportation

Series 2018A, Rev., 5.00%, 9/1/2023	20	22

Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,068

Series B, Rev., 5.00%, 9/1/2030	8,025	9,452

Series B, Rev., 5.00%, 9/1/2035	4,625	5,424

Wyandotte County Unified School District No. 203 Piper

Series A, GO, 5.00%, 9/1/2041	1,000	1,245

Series 2018A, GO, 5.00%, 9/1/2042	30	37

Total Kansas		29,082

Kentucky — 1.4%

City of Hazard, Appalachian Regional Healthcare, Inc.

Rev., 4.00%, 7/1/2035	1,300	1,570

Rev., 4.00%, 7/1/2037	1,000	1,200

Rev., 4.00%, 7/1/2038	1,040	1,244

County of Carroll, Kentucky Environmental Facilities

Series A, Rev., AMT, 2.00%, 2/1/2032	11,025	11,464

Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	7,731

Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,582

Kentucky Economic Development Finance Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2035	500	633

Kentucky Economic Development Finance Authority, Owensboro Health, Inc.

Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,957

Series A, Rev., 5.00%, 6/1/2037	2,795	3,277

Kentucky Public Energy Authority, Gas Supply

Series A, Rev., 4.00%, 4/1/2024 (b)	6,450	7,019

Series 2019C, Rev., 4.00%, 2/1/2028 (b)	15,000	17,767

Kentucky State Property and Buildings Commission, Project No. 84 Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,228

Total Kentucky		62,552

Louisiana — 0.8%

City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (c)	1,400	1,513

City of Shreveport, Water and Sewer Improvement Series 2016B, Rev., 5.00%, 12/1/2031	75	91

City of Shreveport, Water and Sewer, Junior Lien

Series 2018C, Rev., 5.00%, 12/1/2023	370	408

Series C, Rev., 5.00%, 12/1/2024	510	585

Series 2018C, Rev., 5.00%, 12/1/2025	835	990

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2018C, Rev., 5.00%, 12/1/2028	400	513

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	384

Series C, Rev., 5.00%, 12/1/2029	1,500	1,913

Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	638

Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	637

Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	567

Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	379

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	506

Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	578

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	424

Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	477

Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	756

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 5.00%, 5/15/2026	20	24

Rev., 5.00%, 5/15/2031	875	1,145

Rev., 5.00%, 5/15/2032	900	1,173

Rev., 5.00%, 5/15/2033	700	909

Rev., 5.00%, 5/15/2034	875	1,133

Louisiana Public Facilities Authority, Tulane University Project

Series 2016A, Rev., 5.00%, 12/15/2027	160	195

Series 2020A, Rev., 5.00%, 4/1/2032	150	195

Series 2020A, Rev., 5.00%, 4/1/2034	500	646

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79

State of Louisiana

Series 2012C, GO, 5.00%, 7/15/2022	15	16

Series 2019A, Rev., 5.00%, 9/1/2022	30	31

Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,620

Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,407

Total Louisiana		38,544

Maine — 0.1%

City of Portland GO, 5.00%, 4/1/2024	25	28

Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	29

Maine Health and Higher Educational Facilities Authority, Mainehealth

Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,310

Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,303

Series 2020A, Rev., 5.00%, 7/1/2035	500	650

Series 2020A, Rev., 4.00%, 7/1/2036	950	1,136

Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	818

Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	80

University of Maine System Rev., AGM, 4.00%, 3/1/2027	100	111

Total Maine		5,465

Maryland — 4.2%

City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,527

City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,833

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

County of Anne Arundel, Consolidated General Improvements

GO, 5.00%, 10/1/2026	6,285	7,723

GO, 5.00%, 10/1/2027	6,000	7,587

GO, 5.00%, 10/1/2034	3,360	4,073

GO, 5.00%, 10/1/2035	2,395	2,905

GO, 5.00%, 10/1/2037	3,400	4,119

County of Anne Arundel, Consolidated Water and Sewer

GO, 5.00%, 10/1/2026	2,260	2,777

GO, 5.00%, 10/1/2027	2,260	2,858

GO, 5.00%, 10/1/2034	1,875	2,273

GO, 5.00%, 10/1/2035	1,925	2,335

County of Baltimore, Consolidated Public Improvement

GO, 5.00%, 8/1/2026	1,400	1,650

GO, 5.00%, 3/1/2028	4,930	6,303

GO, 5.00%, 3/1/2029	5,540	7,033

GO, 5.00%, 3/1/2030	6,335	8,006

County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	29

County of Baltimore, Metropolitan District, 80th Issue

GO, 5.00%, 3/1/2027	4,830	6,009

GO, 5.00%, 3/1/2029	5,500	6,982

GO, 5.00%, 3/1/2030	5,665	7,158

GO, 5.00%, 3/1/2031	6,125	7,724

County of Howard, Consolidated Public Improvement

Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,752

Series A, GO, 5.00%, 2/15/2029	6,605	8,380

Series D, GO, 5.00%, 2/15/2030	4,780	6,040

Series 2017D, GO, 4.00%, 2/15/2032	40	48

County of Montgomery, Consolidated Public Improvement

Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,144

Series A, GO, 5.00%, 11/1/2026	4,150	5,112

County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	93

County of Prince George’s, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	1,010

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	193

Rev., 4.00%, 7/1/2040	215	254

Rev., 4.00%, 7/1/2045	800	932

Rev., 4.00%, 7/1/2050	1,295	1,495

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 4.00%, 7/1/2035	1,000	1,121

Rev., 4.00%, 7/1/2036	1,000	1,120

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,466

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	192

Rev., 5.00%, 6/1/2031	175	231

Rev., 5.00%, 6/1/2033	200	262

Rev., 4.00%, 6/1/2034	350	421

Rev., 4.00%, 6/1/2035	475	570

Rev., 4.00%, 6/1/2037	445	530

Rev., 4.00%, 6/1/2039	465	551

Rev., 4.00%, 6/1/2040	250	295

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,451

State of Maryland, State and Local Facilities Loan of 2017

Series 2017A, GO, 5.00%, 3/15/2024	40	45

Series A, GO, 5.00%, 3/15/2028	5,280	6,549

Series A, GO, 4.00%, 3/15/2030	22,225	26,228

Series A, GO, 5.00%, 3/15/2031	1,920	2,374

State of Maryland, State and Local Facilities Loan of 2018 Series A, GO, 5.00%, 3/15/2029	4,225	5,378

Washington Suburban Sanitary District, Consolidated Public Improvement

Rev., GTD, 4.00%, 6/1/2025	40	45

Rev., GTD, 5.00%, 6/1/2030	25	33

Total Maryland		193,232

Massachusetts — 3.3%

City of Westfield, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	25	27

GO, 5.00%, 3/1/2024	20	22

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

City of Woburn GO, 5.00%, 7/15/2027	45	57

Commonwealth of Massachusetts

Series B, GO, 5.25%, 8/1/2023	10,000	10,980

Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17

Series 2016A, GO, 5.00%, 7/1/2026	45	55

Series 2018B, GO, 5.00%, 7/1/2026	45	55

Series 2019A, GO, 5.00%, 1/1/2027	25	31

Series 2017D, GO, 5.00%, 7/1/2027	45	56

Series A, GO, 5.00%, 7/1/2027	25	31

Series A, GO, 5.00%, 7/1/2036	3,535	4,122

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (c)	20	21

Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2027	15	18

Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,964

Commonwealth of Massachusetts, Consolidated Loan of 2014 Series 7, GO, 5.00%, 7/1/2024	40	45

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,740

Commonwealth of Massachusetts, Consolidated Loan of 2016

Series A, GO, 5.00%, 3/1/2031	2,250	2,514

Series A, GO, 5.00%, 3/1/2032	1,000	1,117

Series J, GO, 4.00%, 12/1/2039	13,125	15,143

Commonwealth of Massachusetts, Consolidated Loan of 2017

Series A, GO, 5.00%, 4/1/2032	9,145	11,279

Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,342

Series 2017D, GO, 5.00%, 2/1/2036	40	49

Commonwealth of Massachusetts, Consolidated Loan of 2018

Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,374

Series 2018A, GO, 5.00%, 1/1/2040	35	43

Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020A, GO, 5.00%, 3/1/2023	20	21

Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Bay Transportation Authority Assessment

Series A, Rev., 5.25%, 7/1/2025	2,250	2,677

Series A, Rev., 5.25%, 7/1/2027	10,530	13,389

Massachusetts Bay Transportation Authority, Sales Tax

Series 2014A, Rev., 5.00%, 7/1/2023	25	27

Series 2004A, Rev., 5.50%, 7/1/2024	25	29

Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6

Series 2015A, Rev., 5.00%, 7/1/2027	25	29

Series 2017A-2, Rev., 5.00%, 7/1/2027	25	31

Series 2005A, Rev., 5.00%, 7/1/2028	25	32

Series A, Rev., 5.25%, 7/1/2029	5,000	6,672

Series A, Rev., 5.00%, 7/1/2031	1,255	1,721

Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,233

Massachusetts Clean Water Trust (The), Revolving Funds

Series 21, Rev., 5.00%, 8/1/2031	110	140

Series 22, Rev., 5.00%, 8/1/2033	25	33

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	98

Massachusetts Development Finance Agency, Milford Regional Medical Center

Series G, Rev., 5.00%, 7/15/2023 (d)	120	129

Series G, Rev., 5.00%, 7/15/2024 (d)	130	144

Series G, Rev., 5.00%, 7/15/2025 (d)	120	137

Series G, Rev., 5.00%, 7/15/2027 (d)	320	384

Series G, Rev., 5.00%, 7/15/2029 (d)	600	747

Series G, Rev., 5.00%, 7/15/2031 (d)	675	855

Series G, Rev., 5.00%, 7/15/2032 (d)	400	505

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2029	440	563

Rev., 5.00%, 7/1/2030	720	916

Rev., 5.00%, 7/1/2031	620	782

Rev., 5.00%, 7/1/2032	770	969

Rev., 5.00%, 7/1/2033	800	1,002

Rev., 5.00%, 7/1/2034	550	687

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,485

Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	866

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	896

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	839

Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,692

Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,536

Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,893

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,845

Massachusetts School Building Authority, Dedicated Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	46

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured

Series A, Rev., 5.00%, 1/1/2028	3,765	4,782

Series 2019C, Rev., 5.00%, 1/1/2035	40	51

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2023	20	22

Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,566

Series C, Rev., 5.00%, 8/1/2030	55	69

Series B, Rev., AGM, 5.25%, 8/1/2036	20	31

Town of Longmeadow GO, 5.00%, 6/1/2025	25	29

Town of Middleborough, Municipal Purpose Loan GO, 4.00%, 10/1/2023	25	27

Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	41

Town of Southwick, Municipal Purpose Loan GO, 5.00%, 12/15/2028	25	32

Town of Stoughton, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	35	37

GO, 4.00%, 10/15/2038	50	59

University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	135

Total Massachusetts		150,078

Michigan — 1.1%

Bath Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2025	100	113

Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	45

Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	56

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	75

Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	33

City of Grand Rapids, Sanitary Sewer System

Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	1,115	1,135

Rev., 5.00%, 1/1/2026	25	30

Rev., 5.00%, 1/1/2027	400	479

Rev., 5.00%, 1/1/2028	325	388

Rev., 5.00%, 1/1/2029	350	417

Rev., 5.00%, 1/1/2032	750	890

Rev., 5.00%, 1/1/2033	1,400	1,661

Rev., 5.00%, 1/1/2036	185	238

Rev., 4.00%, 1/1/2037	500	598

Rev., 5.00%, 1/1/2038	35	43

City of Troy, Limited Tax GO, 5.25%, 11/1/2021 (c)	1,005	1,014

County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	100

Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	28

Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20	22

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project

Rev., 4.00%, 5/15/2027	2,645	3,010

Rev., 5.00%, 5/15/2037	4,575	5,414

Grand Rapids Public Schools, Unlimited Tax

GO, AGM, 5.00%, 11/1/2030	1,350	1,728

GO, AGM, 5.00%, 11/1/2032	1,500	1,910

GO, AGM, 5.00%, 11/1/2034	1,045	1,324

GO, AGM, 5.00%, 11/1/2035	1,500	1,896

Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	58

Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	39

Holland School District GO, AGM, 4.00%, 5/1/2035	25	27

Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	57

Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	33

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	43

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 2.63%, 5/15/2025	1,150	1,153

Rev., 2.88%, 5/15/2026	1,545	1,559

Lakeview School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	90	93

Lansing Community College, Building and Site

GO, 5.00%, 5/1/2029	60	76

GO, 5.00%, 5/1/2030	600	753

GO, 5.00%, 5/1/2032	635	792

Lapeer Community Schools GO, Q-SBLF, 5.00%, 5/1/2024	15	17

Lawrence Public Schools GO, Q-SBLF, 4.00%, 5/1/2026	30	33

Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	108

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	568

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2023	510	563

Rev., 4.00%, 11/15/2035	1,900	2,154

Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	569

Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	56

Michigan Finance Authority, Trinity Health Credit Group

Rev., 5.00%, 12/1/2021 (c)	1,000	1,012

Series 2017MI, Rev., 5.00%, 12/1/2027	50	62

Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	157

Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	162

Series 2016MI, Rev., 5.25%, 12/1/2041	475	567

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	58

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	364

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2022	185	192

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Rev., 4.00%, 11/15/2023	185	197

Rev., 4.00%, 11/15/2024	585	639

Rev., 5.00%, 11/15/2029	1,700	2,027

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,793

North Branch Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20	22

Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	40

Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes Rev., 5.00%, 8/1/2025	25	29

Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	57

Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	28

State of Michigan, Environmental Program

Series 2016A, GO, 5.00%, 12/1/2023	20	22

Series A, GO, 5.00%, 12/1/2028	4,300	4,947

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2021	4,980	5,029

University of Michigan

Rev., 5.00%, 4/1/2028	25	30

Series 2019A, Rev., 5.00%, 4/1/2029	25	33

Rev., 5.00%, 4/1/2031	15	18

Rev., 5.00%, 4/1/2033	2,190	2,604

Utica Community Schools, School Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	30

Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	46

Total Michigan		52,627

Minnesota — 0.5%

Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	798

City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	11

City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,205

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	88

City of Minneapolis, Health Care System, Fairview Health Services

Series A, Rev., 4.00%, 11/15/2037	6,230	7,174

Series A, Rev., 4.00%, 11/15/2038	750	864

Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,276

Series A, Rev., 5.00%, 11/15/2049	1,000	1,223

City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12

City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	29

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	266

Series 2021A, Rev., 4.00%, 7/1/2031	355	402

Rev., 4.00%, 12/1/2040	200	220

Series 2021A, Rev., 4.00%, 7/1/2041	445	493

Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	134

County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 4.00%, 7/1/2031	800	892

Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,656

Series 2021A, Rev., 4.00%, 7/1/2041	930	1,019

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2023	190	201

Series 2019B, COP, 5.00%, 2/1/2024	215	238

Series 2019B, COP, 5.00%, 2/1/2025	190	217

Series 2019B, COP, 5.00%, 2/1/2026	200	235

Series 2019B, COP, 5.00%, 2/1/2027	185	223

Series 2019B, COP, 5.00%, 2/1/2028	175	216

Hutchinson Independent School District No. 423 Series 2016A, GO, 5.00%, 2/1/2026	10	12

Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,699

Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	162

Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	26

Minneapolis-St. Paul Metropolitan Airports Commission

Series 2019C, Rev., 5.00%, 1/1/2026	100	119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series A, Rev., 5.00%, 1/1/2026	25	30

Series A, Rev., 5.00%, 1/1/2027	85	105

Series A, Rev., 5.00%, 1/1/2032	35	42

Series 2019A, Rev., 5.00%, 1/1/2034	50	64

Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	892

Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	11

State of Minnesota, Various Purpose

Series 2017A, GO, 5.00%, 10/1/2029	65	82

Series 2019A, GO, 5.00%, 8/1/2035	30	39

Total Minnesota		23,381

Mississippi — 1.1%

City of Tupelo

GO, 4.00%, 12/1/2024	165	185

GO, 4.00%, 12/1/2025	150	173

GO, 4.00%, 12/1/2027	475	571

GO, 4.00%, 12/1/2030	545	663

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	35	41

Mississippi Development Bank, Department of Transportation Special Obligation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	40

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project

Rev., 4.00%, 3/1/2033	205	243

Rev., 4.00%, 3/1/2034	230	272

Rev., 4.00%, 3/1/2036	500	588

Rev., 4.00%, 3/1/2037	730	857

Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	112

Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	32

Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	489

Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project Rev., 5.00%, 8/1/2034	350	449

Mississippi State University Educational Building Corp., University Facilities Refinancing Series 2017A, Rev., 5.00%, 8/1/2028	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Oxford School District GO, 4.00%, 5/1/2022	10	10

State of Mississippi

Series A, GO, 5.00%, 11/1/2030	1,250	1,526

Series A, GO, 5.00%, 11/1/2031	2,750	3,357

Series 2019B, GO, 5.00%, 10/1/2033	30	39

Series A, GO, 5.00%, 11/1/2034	7,595	9,244

Series A, GO, 4.00%, 11/1/2036	5,030	5,805

Series A, GO, 4.00%, 11/1/2038	21,155	24,341

State of Mississippi, Gaming Tax

Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,184

Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,822

Total Mississippi		52,074

Missouri — 1.6%

City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5

City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	90	104

Columbia School District GO, 4.00%, 3/1/2030	1,595	1,862

County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	27

Fort Zumwalt School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2036	40	48

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	263

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group

Series 2019A, Rev., 5.00%, 11/15/2032	135	172

Series 2019A, Rev., 5.00%, 11/15/2038	250	314

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	623

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	124

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2014A, Rev., 4.00%, 6/1/2023	100	107

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2034	1,000	1,311

Rev., 5.00%, 11/15/2035	1,350	1,766

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital

Rev., 5.00%, 9/1/2022	540	561

Rev., 5.00%, 9/1/2024	300	334

Rev., 5.00%, 9/1/2025	315	362

Rev., 5.00%, 9/1/2026	620	730

Rev., 5.00%, 9/1/2029	1,420	1,772

Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	41

Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project

Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,577

Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,831

Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,158

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,411

Series 2015B, Rev., 5.00%, 5/1/2031	530	616

Series B, Rev., 5.00%, 5/1/2032	1,900	2,208

Series B, Rev., 5.00%, 5/1/2033	4,430	5,143

Series B, Rev., 5.00%, 5/1/2034	2,000	2,320

Series B, Rev., 5.00%, 5/1/2035	2,125	2,462

Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	31,150

Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	30

Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	29

St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	18

Total Missouri		71,596

Montana — 0.6%

City of Missoula, Water System

Series 2019A, Rev., 5.00%, 7/1/2026	300	364

Series 2019A, Rev., 5.00%, 7/1/2027	535	666

Series 2019A, Rev., 5.00%, 7/1/2028	480	612

Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,270

Series 2019A, Rev., 5.00%, 7/1/2030	690	871

Series 2019A, Rev., 5.00%, 7/1/2031	870	1,097

Series 2019A, Rev., 5.00%, 7/1/2032	720	907

Series 2019A, Rev., 5.00%, 7/1/2033	565	710

Series 2019A, Rev., 5.00%, 7/1/2034	545	683

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Montana — continued

Series 2019A, Rev., 5.00%, 7/1/2035	550	688

Series 2019A, Rev., 5.00%, 7/1/2036	800	998

Series 2019A, Rev., 5.00%, 7/1/2038	850	1,055

Series 2019A, Rev., 5.00%, 7/1/2039	840	1,041

Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,076

Gallatin County School District No. 44 Belgrade, School Building

GO, 5.00%, 6/1/2027	205	254

GO, 5.00%, 6/1/2028	250	316

GO, 4.00%, 6/1/2029	290	352

GO, 4.00%, 6/1/2030	230	277

GO, 4.00%, 6/1/2031	370	442

GO, 4.00%, 6/1/2032	255	303

GO, 4.00%, 6/1/2033	155	183

GO, 4.00%, 6/1/2034	175	206

GO, 4.00%, 6/1/2035	270	317

GO, 4.00%, 6/1/2036	300	350

GO, 4.00%, 6/1/2037	410	477

GO, 4.00%, 6/1/2038	375	436

GO, 4.00%, 6/1/2039	385	446

Montana Facility Finance Authority, SCL Health System

Series A, Rev., 4.00%, 1/1/2035	4,000	4,814

Series A, Rev., 4.00%, 1/1/2036	3,000	3,596

Series A, Rev., 4.00%, 1/1/2038	960	1,145

Montana State Board of Regents, University of Montana Series 2019B, Rev., 5.00%, 11/15/2028	55	71

Total Montana		29,023

Nebraska — 1.4%

Central Plains Energy Project, Gas Project No. 3

Rev., 5.25%, 9/1/2022	100	105

Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,220

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	9,000	9,905

City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	180

City of Lincoln, Electric System

Series 2020A, Rev., 5.00%, 9/1/2025	40	47

Series 2020A, Rev., 5.00%, 9/1/2033	30	40

City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	135

City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	2,091

City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	90

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	16

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 5.00%, 11/15/2024	100	114

Series 2020A, Rev., 5.00%, 11/15/2025	175	207

Series 2020A, Rev., 5.00%, 11/15/2026	400	487

Series 2020A, Rev., 5.00%, 11/15/2027	400	500

Series 2020A, Rev., 5.00%, 11/15/2028	500	638

Series 2020A, Rev., 5.00%, 11/15/2029	285	370

Series 2020A, Rev., 5.00%, 11/15/2030	225	296

Series 2020A, Rev., 5.00%, 11/15/2031	275	359

Series 2020A, Rev., 5.00%, 11/15/2033	625	810

Series 2020A, Rev., 5.00%, 11/15/2034	600	776

Series 2020A, Rev., 4.00%, 11/15/2035	550	663

Series 2020A, Rev., 4.00%, 11/15/2036	425	511

Series 2020A, Rev., 4.00%, 11/15/2037	525	630

Series 2020A, Rev., 4.00%, 11/15/2038	600	718

Series 2020A, Rev., 4.00%, 11/15/2039	600	716

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine

Rev., 5.00%, 5/15/2023	75	81

Rev., 5.00%, 5/15/2031	25	30

Douglas County School District, Elkhorn Public Schools

GO, 5.00%, 12/15/2025	160	192

GO, 5.00%, 12/15/2026	400	495

GO, 5.00%, 12/15/2027	175	222

GO, 5.00%, 12/15/2028	180	233

GO, 5.00%, 12/15/2029	250	331

GO, 5.00%, 12/15/2030	450	597

GO, 5.00%, 12/15/2031	325	428

GO, 4.00%, 12/15/2032	165	201

GO, 4.00%, 12/15/2033	185	225

GO, 4.00%, 12/15/2034	350	424

GO, 4.00%, 12/15/2035	350	422

Douglas County, Omaha School District No. 001

GO, 4.00%, 12/15/2041	10,000	11,636

GO, 4.00%, 12/15/2042	10,000	11,609

Lancaster County School District No. 1, Lincoln Public Schools GO, 5.00%, 1/15/2026	1,675	2,005

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group

Series 2019A, Rev., 4.00%, 1/1/2033	150	171

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,137

Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,420

Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,472

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	27

Omaha Public Power District, Electric System

Series 2019A, Rev., 5.00%, 2/1/2031	35	45

Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,553

Series A, Rev., 5.00%, 2/1/2036	1,750	2,170

Series A, Rev., 5.00%, 2/1/2037	2,000	2,476

Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	597

Total Nebraska		62,823

Nevada — 0.7%

Clark County School District, Limited Tax Series A, GO, 5.00%, 6/15/2026	2,080	2,513

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	134

County of Clark, Flood Control Crossover, Limited Tax GO, 5.00%, 11/1/2024	200	230

County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	84

County of Clark, Limited Tax Series B, GO, 5.00%, 11/1/2027	15,030	18,446

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility

Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	226

Series 2015C, Rev., 5.00%, 7/1/2027	195	244

County of Clark, Stadium Improvement, Limited Tax

Series A, GO, 5.00%, 6/1/2026	1,985	2,405

Series A, GO, 5.00%, 6/1/2027	1,225	1,529

Series A, GO, 5.00%, 6/1/2028	1,165	1,488

Series A, GO, 5.00%, 6/1/2030	4,030	5,078

County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2024	40	46

County of Washoe, Fuel Tax

Rev., 5.00%, 2/1/2036	80	101

Rev., 5.00%, 2/1/2042	150	186

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

Las Vegas Valley Water District

Series C, GO, 5.00%, 9/15/2023	30	33

Series B, GO, 5.00%, 12/1/2023	45	50

Series 2019A, GO, 5.00%, 6/1/2030	40	52

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	31

State of Nevada, Limited Tax Series 2015D, GO, 5.00%, 4/1/2023	25	27

Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		32,957

New Hampshire — 0.0% (e)

New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	22

New Jersey — 4.1%

Atlantic City Board of Education GO, AGM, 4.00%, 4/1/2023	50	53

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2032	100	133

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	80

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99

Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	63

Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,197

City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	104

County of Middlesex, Redevelopment General Improvement GO, 4.00%, 1/15/2024	25	27

County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	81

Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	96

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Rev., GTD, 5.00%, 12/1/2021	20	20

Rev., GTD, 4.00%, 12/1/2024	35	40

Series 2019A, Rev., 4.00%, 8/1/2035	25	30

Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series 2017A, Rev., 4.00%, 7/1/2034	200	226

New Jersey Economic Development Authority, School Facilities Construction

Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,470

Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,527

Rev., 5.00%, 6/15/2033	300	392

Rev., 4.00%, 6/15/2034	500	600

Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,275

Rev., 4.00%, 6/15/2035	400	479

Rev., 4.00%, 6/15/2036	575	686

Rev., 4.00%, 6/15/2037	640	760

Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,467

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,751

Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,783

New Jersey Educational Facilities Authority, Princeton University Series 2017 I, Rev., 5.00%, 7/1/2031	40	50

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2032	420	540

Series 2020A, Rev., 5.00%, 7/1/2033	330	423

Series 2020A, Rev., 5.00%, 7/1/2034	265	339

Series 2020A, Rev., 5.00%, 7/1/2035	570	727

Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,393

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,518

Series 2020AA, Rev., 4.00%, 6/15/2035	870	1,041

Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,385

Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,563

Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,184

Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,808

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2024	10,880	12,272

Series A, Rev., 5.00%, 6/15/2029	10,000	11,918

Series 2018A, Rev., 5.00%, 6/15/2030	6,850	8,143

Series A, Rev., 5.00%, 6/15/2031	5,000	5,925

New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,384

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Transportation Trust Fund Authority, Transportation System

Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,321

Series 2012A, Rev., 5.00%, 6/15/2042	500	519

Passaic Valley Water Commission, Water Supply System Rev., AGM, 5.00%, 12/15/2021	25	25

Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	119

State of New Jersey, Covid-19 Emergency Bonds GO, 4.00%, 6/1/2032	38,140	48,076

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	19,000	23,732

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2023	3,000	3,245

Series A, Rev., 5.00%, 6/1/2024	3,645	4,106

Series A, Rev., 5.00%, 6/1/2025	3,500	4,090

Series A, Rev., 5.00%, 6/1/2026	3,500	4,224

Series A, Rev., 5.00%, 6/1/2028	3,000	3,821

Series A, Rev., 5.00%, 6/1/2029	4,500	5,695

Series A, Rev., 4.00%, 6/1/2037	1,000	1,167

Township of Harrison GO, 4.00%, 8/1/2023	25	27

Township of Hazlet GO, 4.00%, 8/1/2023	25	27

Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	38

Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2028	30	38

Township of Mount Laurel GO, 4.00%, 4/15/2023	25	27

Total New Jersey		188,375

New Mexico — 0.2%

Albuquerque Municipal School District No. 12, School Building

GO, 5.00%, 8/1/2030	800	1,012

GO, 5.00%, 8/1/2031	850	1,074

GO, 5.00%, 8/1/2032	1,050	1,323

GO, 5.00%, 8/1/2033	1,385	1,741

GO, 5.00%, 8/1/2035	1,980	2,479

Baltimore County, Gross Receipts Tax Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,122

Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	40	42

City of Santa Fe, Senior Lien, Gross Receipts Tax Series 2018A, Rev., 5.00%, 6/1/2032	30	38

City of Santa Fe, Wastewater Utility System Rev., 5.00%, 6/1/2024	45	51

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — continued

City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	57

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Series 2019C-1, Rev., 5.00%, 6/15/2029	100	131

Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30

State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	204

University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024 (c)	50	57

Total New Mexico		9,361

New York — 12.0%

Battery Park City Authority, Tax-Exempt Series 2013A, Rev., 5.00%, 11/1/2021	35	35

Bedford Central School District, Boces Project GO, 4.00%, 7/1/2032	45	56

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	515	607

Rev., 4.00%, 11/1/2040	1,035	1,202

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2041	240	268

Series 2021A, Rev., 4.00%, 6/15/2051	320	350

City of New York Series B, GO, 4.00%, 8/1/2022	25	26

City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2022	95	99

Series 2013J, GO, 5.00%, 8/1/2023	55	60

City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,619

City of New York, Fiscal Year 2015 Series 1, GO, 5.00%, 8/1/2023	20	22

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2023	20	22

Series C, GO, 5.00%, 8/1/2023	50	55

Series E, GO, 5.00%, 8/1/2023	75	81

Series C, GO, 4.00%, 8/1/2025	20	23

City of New York, Fiscal Year 2017

Series 2017B-1, GO, 5.00%, 12/1/2022	30	32

Series C, GO, 5.00%, 8/1/2023	310	340

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2022	95	99

Series A, GO, 4.00%, 8/1/2023	50	54

Series C, GO, 5.00%, 8/1/2024	20	23

Series A, GO, 5.00%, 8/1/2027	35	44

City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	20	23

City of New York, Fiscal Year 2020

Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32

Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	115

County of Albany, Various Purpose GO, 5.00%, 4/1/2022	40	41

County of Monroe, Public Improvement GO, AGM, 5.00%, 6/1/2024	25	28

County of Suffolk

Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	55

Series 2015C, GO, 5.00%, 5/1/2025	10	11

Series 2017D, GO, 5.00%, 10/15/2026	105	127

County of Westchester

Series 2016A, GO, 5.00%, 1/1/2022	15	15

Series 2019F, GO, 5.00%, 12/15/2025	30	36

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	31

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2016A, Rev., 5.00%, 5/1/2022	35	36

Series 2013A, Rev., 5.00%, 5/1/2024	25	27

Series 2013A, Rev., 5.00%, 5/1/2027	65	70

Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	22

Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	60

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	865	903

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	20	21

Rev., 5.00%, 9/1/2034	5,000	6,377

Rev., 5.00%, 9/1/2035	3,000	3,830

Metropolitan Transportation Authority

Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	3,350	3,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2011A, Rev., 4.00%, 11/15/2021 (c)	10	10

Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,100

Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,218

Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,460

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2016A, Rev., 5.00%, 11/15/2025	45	54

Series 2016B-1, Rev., 5.00%, 11/15/2025	150	179

Middle Country Central School District at Centereach GO, 4.00%, 8/15/2022	35	36

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	155	160

Rev., 5.00%, 5/1/2026	35	42

Rev., 5.00%, 5/1/2029	25	32

Rev., 5.00%, 5/1/2032	675	827

Rev., 5.00%, 5/1/2033	810	989

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	750

New York City Industrial Development Agency, United Jewish Appeal — Federation of Jewish Philanthropies of New York, Inc., Project Series 2004B, Rev., 5.00%, 7/1/2034	150	152

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	26

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series 2015S-2, Rev., 5.00%, 7/15/2040	50	58

Series S-1, Rev., 5.00%, 7/15/2040	45	52

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016

Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36

Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	82

Series 2016S-1, Rev., 4.00%, 7/15/2036	45	51

Series 2016S-1, Rev., 5.00%, 7/15/2043	45	53

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31

Series 2018S-2, Rev., 5.00%, 7/15/2031	45	56

Series 2018S-4, Rev., 5.00%, 7/15/2032	25	32

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	159

Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,878

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	227

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series 2012D-1, Rev., 5.00%, 11/1/2021	60	60

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Series 2014A-1, Rev., 5.00%, 11/1/2022	35	37

Series 2014B-1, Rev., 5.00%, 11/1/2026	40	45

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series 2015E-1, Rev., 5.00%, 2/1/2024	25	28

Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	62

Series 2015A-1, Rev., 5.00%, 8/1/2037	100	113

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016

Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36

Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,662

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017

Series C, Rev., 5.00%, 11/1/2030	5,685	7,005

Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,724

Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,543

Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31

Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,183

Series 2017A-1, Rev., 4.00%, 5/1/2036	40	45

Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,060

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2022	40	42

Series 2019C-1, Rev., 5.00%, 11/1/2034	45	58

Series 2019C-1, Rev., 5.00%, 11/1/2035	65	84

Series 2019A-1, Rev., 5.00%, 8/1/2038	30	38

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,627

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	26

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013G, Rev., 4.00%, 11/1/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018

Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37

Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	31

Series C-3, Rev., 5.00%, 5/1/2039	70	87

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	161

Series 2020B-1, Rev., 5.00%, 11/1/2035	35	46

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series 2012EE, Rev., 4.00%, 6/15/2045	30	31

Series 2012FF, Rev., 4.00%, 6/15/2045	45	46

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014DD, Rev., 5.00%, 6/15/2023 (c)	40	43

Series 2014DD, Rev., 5.00%, 6/15/2024	50	57

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015HH, Rev., 5.00%, 6/15/2029	75	88

Series FF, Rev., 5.00%, 6/15/2031	5,000	5,857

Series 2015AA, Rev., 4.00%, 6/15/2044	25	27

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	6,132

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018

Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	22

Series 2018EE, Rev., 5.00%, 6/15/2035	35	41

Series 2018FF, Rev., 5.00%, 6/15/2040	50	63

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,405

Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	45

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020

Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	12,036

Series 2020AA, Rev., 5.00%, 6/15/2040	25	32

Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,971

Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	180

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,215

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2025	2,000	2,372

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2025	805	775

Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,181

Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,387

Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,771

Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,915

Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,530

Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,625

Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	4,938

New York State Dormitory Authority, Columbia University

Series 2016A-2, Rev., 5.00%, 10/1/2024	15	17

Series 2016A-1, Rev., 5.00%, 10/1/2026	70	86

Series 2017B, Rev., 5.00%, 10/1/2026	30	37

New York State Dormitory Authority, Cornell University

Series 2019A, Rev., 5.00%, 7/1/2025	65	77

Series 2019A, Rev., 5.00%, 7/1/2029	25	33

New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,310

New York State Dormitory Authority, New York University

Series 2016A, Rev., 5.00%, 7/1/2024	50	57

Series 2016A, Rev., 5.00%, 7/1/2027	60	73

Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,336

Series 2017A, Rev., 4.00%, 7/1/2035	25	29

Series 2017A, Rev., 4.00%, 7/1/2036	75	86

Series 2019A, Rev., 5.00%, 7/1/2036	45	58

Series 2017A, Rev., 4.00%, 7/1/2037	45	51

Series 2016A, Rev., 5.00%, 7/1/2039	140	167

Series 2019A, Rev., 5.00%, 7/1/2039	25	32

Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,912

Series 2019A, Rev., 4.00%, 7/1/2045	18,000	21,040

New York State Dormitory Authority, School Districts Financing Program

Series B, Rev., 5.00%, 10/1/2024	2,000	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2018A, Rev., 5.00%, 10/1/2026	285	347

Series 2019A, Rev., 5.00%, 4/1/2028	80	101

Series 2018A, Rev., 5.00%, 10/1/2030	25	30

Series 2018A, Rev., 5.00%, 10/1/2031	75	91

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2014A, Rev., 5.00%, 2/15/2023	90	96

Series 2015B, Rev., 5.00%, 2/15/2023	20	21

Series 2016D, Rev., 5.00%, 2/15/2023 (c)	25	27

Series A, Rev., 5.00%, 2/15/2023 (c)	3,000	3,212

Series 2015E, Rev., 5.00%, 3/15/2023 (c)	50	54

Series 2014A, Rev., 5.00%, 2/15/2024 (c)	15	17

Series 2015B, Rev., 5.00%, 2/15/2025 (c)	5	6

Series A, Rev., 5.00%, 2/15/2027	20,000	22,316

Series 2012A, Rev., 5.00%, 2/15/2028	10,000	11,153

Series 2017A, Rev., 5.00%, 2/15/2028	40	50

Series A, Rev., 5.00%, 12/15/2028	20,000	21,241

Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,556

Series 2015E, Rev., 5.00%, 3/15/2029	125	147

Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,204

Series 2015E, Rev., 5.00%, 3/15/2030	30	35

Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,350

Series A, Rev., 5.00%, 3/15/2033	95	122

Series 2015B, Rev., 5.00%, 2/15/2039	50	57

Series 2017B, Rev., 5.00%, 2/15/2041	80	98

Series 2017B, Rev., 5.00%, 2/15/2042	30	37

Series 2019A, Rev., 5.00%, 3/15/2042	25	31

Series 2019A, Rev., 5.00%, 3/15/2043	95	119

New York State Dormitory Authority, State Sales Tax

Series 2016A, Rev., 5.00%, 3/15/2023	45	48

Series 2014A, Rev., 5.00%, 3/15/2028	25	28

Series 2015B, Rev., 5.00%, 3/15/2029	45	53

Series 2018C, Rev., 5.00%, 3/15/2029	40	51

Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,156

Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,459

Series A, Rev., 5.00%, 3/15/2031	5,000	5,597

Series B, Rev., 5.00%, 3/15/2031	6,600	7,797

Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,600

Series 2016A, Rev., 5.00%, 3/15/2032	35	43

Series 2016A, Rev., 5.00%, 3/15/2033	70	85

Series 2015B, Rev., 5.00%, 3/15/2038	80	94

Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,625

Series B, Rev., 5.00%, 3/15/2039	13,080	15,333

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2018A, Rev., 5.00%, 3/15/2041	135	167

Series 2018E, Rev., 5.00%, 3/15/2041	225	283

Series 2018A, Rev., 5.00%, 3/15/2044	30	37

New York State Dormitory Authority, State University Dormitory Facilities

Series A, Rev., 5.00%, 7/1/2028	2,720	3,431

Series A, Rev., 5.00%, 7/1/2029	2,100	2,650

Series 2017A, Rev., 5.00%, 7/1/2030	750	929

Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,790

Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,625

Series A, Rev., 5.00%, 7/1/2032	3,130	3,968

Series 2017A, Rev., 5.00%, 7/1/2037	230	282

Series 2017A, Rev., 5.00%, 7/1/2042	25	30

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series A, Rev., 5.00%, 5/15/2025	2,000	2,068

Series A, Rev., 5.00%, 5/15/2028	2,000	2,068

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series 2017A, Rev., 5.00%, 6/15/2023	25	27

Series D, Rev., 5.00%, 6/15/2027	5,325	5,528

Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,666

Series 2019B, Rev., 5.00%, 6/15/2028	25	32

Series 2017E, Rev., 4.00%, 6/15/2037	40	46

Series 2019B, Rev., 5.00%, 6/15/2039	150	193

Series 2018B, Rev., 5.00%, 6/15/2043	50	62

New York State Thruway Authority

Series L, Rev., 5.00%, 1/1/2025	2,635	3,044

Series L, Rev., 5.00%, 1/1/2027	1,250	1,537

Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,935

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013A-1, Rev., 4.00%, 3/15/2023	25	26

Series 2014A, Rev., 5.00%, 3/15/2024	40	45

Series 2016A, Rev., 5.00%, 3/15/2024	10	11

Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,138

Series 2013C, Rev., 5.00%, 3/15/2032	30	32

Series 2016A, Rev., 5.00%, 3/15/2032	350	418

Series 2015A, Rev., 5.00%, 3/15/2033	60	71

Series 2019A, Rev., 5.00%, 3/15/2035	25	32

Series 2019A, Rev., 5.00%, 3/15/2037	35	44

Series 2019A, Rev., 5.00%, 3/15/2038	45	56

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	70	89

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	5,000	5,076

Rev., AMT, 5.00%, 1/1/2025	5,000	5,721

Rev., AMT, 4.00%, 10/1/2030	5,350	6,408

Rev., AMT, 5.00%, 1/1/2036	9,900	11,963

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	163

Port Authority of New York & New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	12,000	13,638

Port Authority of New York and New Jersey, Consolidated

Series 194, Rev., 5.00%, 10/15/2023	225	248

Series 179, Rev., 5.00%, 12/1/2023	50	55

Series 179, Rev., 5.00%, 12/1/2025	50	55

Series 207, Rev., AMT, 5.00%, 9/15/2033	800	989

Series 209, Rev., 5.00%, 7/15/2035	125	156

Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,477

Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	73

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2024 (c)	80	92

Series A, Rev., 5.00%, 10/15/2024 (c)	18,785	21,594

Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	47

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2013B, Rev., 5.00%, 11/15/2021	60	61

Series 2011A, Rev., 5.00%, 1/1/2022 (c)	5,495	5,584

Series 2013B, Rev., 5.00%, 11/15/2023	90	100

Series 2016A, Rev., 5.00%, 11/15/2023	20	22

Series 2017C-1, Rev., 5.00%, 11/15/2024	110	127

Series 2017C-1, Rev., 4.00%, 11/15/2025	50	58

Series 2017C-1, Rev., 5.00%, 11/15/2025	150	179

Series 2012B, Rev., 5.00%, 11/15/2026	240	254

Series 2017B, Rev., 5.00%, 11/15/2027	500	623

Series 2015A, Rev., 5.00%, 11/15/2029	200	233

Series B, Rev., 5.00%, 11/15/2030	2,500	2,642

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	7,358

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	52

Utility Debt Securitization Authority

Series 2016A, Rev., 5.00%, 6/15/2025	100	109

Series 2016B, Rev., 5.00%, 6/15/2025	50	54

Series 2016A, Rev., 5.00%, 6/15/2027	25	29

Rev., 5.00%, 12/15/2036	5,250	6,220

Utility Debt Securitization Authority, Federally Tax-Exempt

Series TE, Rev., 5.00%, 12/15/2029	1,500	1,664

Series TE, Rev., 5.00%, 12/15/2032	3,500	3,878

Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,690

Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	31

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	1,065

Total New York		545,951

North Carolina — 1.4%

City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,276

City of Charlotte, Airport Special Facilities

Rev., 5.00%, 7/1/2031	25	32

Series A, Rev., 5.00%, 7/1/2034	25	31

City of High Point, Combined Water & Sewer System Rev., 5.00%, 11/1/2028	25	30

City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2029	305	363

City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	451

County of Brunswick, Limited Obligation Rev., 5.00%, 4/1/2022	30	31

County of Buncombe, Limited Obligation

Series 2020A, Rev., 5.00%, 6/1/2030	75	100

Series 2020A, Rev., 5.00%, 6/1/2031	290	385

Series 2020A, Rev., 5.00%, 6/1/2033	125	165

County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,161

County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	21

County of Durham GO, 5.00%, 11/1/2021	25	25

County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	54

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

County of Moore Series 2019A, GO, 5.00%, 1/15/2024	20	22

County of Onslow, Public Facilities Company Ltd., Limited Obligation

Rev., 5.00%, 10/1/2026	25	31

Rev., 4.00%, 10/1/2032	340	393

County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	23

County of Wake, Limited Obligation

Rev., 5.00%, 9/1/2023	25	27

Rev., 5.00%, 9/1/2024	25	29

North Carolina Capital Facilities Finance Agency, High Point University

Rev., 5.00%, 5/1/2031	500	658

Rev., 4.00%, 5/1/2032	1,000	1,210

Rev., 4.00%, 5/1/2033	1,000	1,204

Rev., 4.00%, 5/1/2034	900	1,080

North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.

Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,267

Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,598

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	798

North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	486

North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group

Rev., 4.00%, 10/1/2035	650	770

Rev., 4.00%, 10/1/2040	600	697

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,800	14,793

North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	100

Raleigh Durham Airport Authority

Series 2020B, Rev., 5.00%, 5/1/2026	30	36

Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,320

Series 2020B, Rev., 5.00%, 5/1/2029	25	33

Series 2020B, Rev., 5.00%, 5/1/2031	75	102

Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,379

State of North Carolina Rev., 5.00%, 3/1/2033	15,000	19,177

University of North Carolina at Chapel Hill Rev., 5.00%, 2/1/2032	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	56

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2032	1,285	1,655

Rev., 5.00%, 2/1/2033	850	1,091

Rev., 5.00%, 2/1/2034	1,240	1,586

Rev., 5.00%, 2/1/2036	1,385	1,761

Rev., 4.00%, 2/1/2040	500	582

Rev., 4.00%, 2/1/2045	1,750	2,013

Total North Carolina		63,134

North Dakota — 0.0% (e)

City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	326

Ohio — 2.2%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group

Rev., 5.00%, 11/15/2028	130	165

Rev., 5.00%, 11/15/2029	275	355

Rev., 5.00%, 11/15/2030	350	460

Rev., 5.00%, 11/15/2031	300	397

Rev., 5.00%, 11/15/2032	350	458

American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds

Series 2019A, Rev., 5.00%, 2/15/2023	150	160

Series 2019A, Rev., 5.00%, 2/15/2024	225	251

Series 2019A, Rev., 5.00%, 2/15/2025	160	185

Series 2019A, Rev., 5.00%, 2/15/2026	200	239

Series 2019A, Rev., 5.00%, 2/15/2027	250	305

Series 2019A, Rev., 5.00%, 2/15/2028	225	283

Bowling Green State University, General Receipts

Series 2020A, Rev., 5.00%, 6/1/2033	375	481

Series 2020A, Rev., 5.00%, 6/1/2034	450	575

Series 2020A, Rev., 5.00%, 6/1/2035	650	830

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class 1, Rev., 5.00%, 6/1/2034	1,000	1,286

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2037	2,000	2,365

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2039	2,000	2,351

City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	33

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,887

City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	508

City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	30

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 8/1/2032	340	440

Series 2020A, Rev., 5.00%, 8/1/2033	325	419

Series 2020A, Rev., 5.00%, 8/1/2034	355	456

Series 2020A, Rev., 4.00%, 8/1/2041	905	1,048

City of North Ridgeville, Limited Tax GO, 4.00%, 12/1/2023	20	22

Cleveland Department of Public Utilities Division of Water

Series 2017BB, Rev., 5.00%, 1/1/2026	25	30

Series 2017BB, Rev., 5.00%, 1/1/2032	45	55

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2027	125	153

Rev., 5.00%, 7/1/2029	175	223

Rev., 5.00%, 7/1/2030	200	259

Rev., 5.00%, 7/1/2031	200	264

Rev., 5.00%, 7/1/2032	225	296

Rev., 5.00%, 7/1/2033	250	328

Rev., 5.00%, 7/1/2034	200	261

Rev., 5.00%, 7/1/2035	200	261

Rev., 5.00%, 7/1/2036	300	390

Rev., 4.00%, 7/1/2037	200	240

Rev., 4.00%, 7/1/2038	250	300

Rev., 4.00%, 7/1/2039	280	335

Rev., 4.00%, 7/1/2040	200	238

Rev., 4.00%, 7/1/2046	750	881

Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,606

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2023 (c)	1,835	2,034

County of Franklin, Health Care Facilities, Ohio Living Communities

Series 2020B, Rev., 4.00%, 7/1/2028	225	268

Series 2020B, Rev., 4.00%, 7/1/2029	265	315

Series 2020B, Rev., 4.00%, 7/1/2030	875	1,034

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Series 2020B, Rev., 4.00%, 7/1/2031	925	1,088

Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,685

Series 2020B, Rev., 4.00%, 7/1/2033	385	449

Series 2020B, Rev., 4.00%, 7/1/2034	475	551

Series 2020B, Rev., 4.00%, 7/1/2035	365	422

Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,357

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Series 2016C, Rev., 5.00%, 11/1/2027	325	402

County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,619

County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	59

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	270	278

Rev., 5.00%, 5/1/2030	500	554

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2027	840	1,035

Series A, Rev., 5.00%, 7/1/2028	1,200	1,286

Series A, Rev., 5.75%, 7/1/2028	750	815

Series A, Rev., 5.00%, 7/1/2031	250	319

Series A, Rev., 4.00%, 7/1/2033	920	1,088

Series A, Rev., 5.75%, 7/1/2033	1,400	1,513

Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 5.00%, 11/1/2029	10	13

Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	53

Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 5.00%, 12/1/2032	35	44

New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	28

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 4.00%, 11/15/2024 (c)	15	17

Rev., 5.00%, 11/15/2024 (c)	1,500	1,730

Rev., 4.00%, 11/15/2049	30	33

Ohio Air Quality Development Authority. American Electric Company Project Series 2014A, Rev., 2.40%, 10/1/2029 (b)	1,820	1,921

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 3.00%, 11/1/2024	100	103

Rev., 3.00%, 11/1/2025	605	628

Rev., 3.00%, 11/1/2026	585	609

Rev., 3.00%, 11/1/2027	645	672

Rev., 3.00%, 11/1/2028	655	680

Rev., 5.00%, 11/1/2034	1,520	1,771

Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,386

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2029	720	874

Rev., 5.00%, 3/1/2034	3,000	3,563

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2033	500	649

Rev., 5.00%, 5/1/2034	520	672

Rev., 5.00%, 5/1/2035	440	567

Rev., 5.00%, 5/1/2036	460	591

Rev., 4.00%, 5/1/2037	695	825

Rev., 4.00%, 5/1/2039	680	802

Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	26

Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	55	66

Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	63

Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	66

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2017A, Rev., 5.00%, 12/1/2029	25	31

Series 2019B, Rev., 5.00%, 12/1/2035	55	72

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	253

Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series A, GO, 5.00%, 12/15/2026	1,000	1,232

State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	26

State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects

Series 2017A, Rev., 5.00%, 4/1/2027 (c)	760	946

Series 2017A, Rev., 5.00%, 4/1/2033	25	30

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Series 2017B, Rev., 5.00%, 10/1/2023	35	39

Series B, Rev., 5.00%, 10/1/2029	1,495	1,571

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	43

State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,227

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	213

State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	36

State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series V, GO, 5.00%, 5/1/2034	10	13

State of Ohio, Major New State Infrastructure Project

Series 1, Rev., 5.00%, 12/15/2028	7,500	9,077

Series 2019-1, Rev., 5.00%, 12/15/2028	25	32

Series 1, Rev., 5.00%, 12/15/2029	7,000	8,449

University of Akron (The), General Receipts Series 2015A, Rev., 5.00%, 1/1/2025	110	127

Total Ohio		102,149

Oklahoma — 0.3%

Grand River Dam Authority

Series 2014A, Rev., 4.00%, 6/1/2024	25	28

Series 2016A, Rev., 5.00%, 6/1/2031	60	73

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project

Rev., 4.00%, 9/1/2027	600	697

Rev., 4.00%, 9/1/2028	675	797

Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	28

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	26

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	250	263

Rev., 5.00%, 10/1/2023	180	197

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Rev., 5.00%, 10/1/2025	510	600

Rev., 5.00%, 10/1/2026	500	606

Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,110

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,397

Oklahoma Turnpike Authority, Second Senior

Series 2017C, Rev., 5.00%, 1/1/2036	25	30

Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,347

Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	34

Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	19

University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	52

Total Oklahoma		14,304

Oregon — 1.2%

City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (c)	25	27

City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	833

City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,276

City of Portland, Sewer System, Second Lien

Series 2019A, Rev., 5.00%, 3/1/2031	85	112

Series 2020A, Rev., 5.00%, 5/1/2031	45	59

City of Salem

GO, 5.00%, 6/1/2026	460	560

GO, 5.00%, 6/1/2029	2,055	2,622

City of Tualatin GO, 5.00%, 6/15/2028	15	19

Clackamas County School District No. 7J Lake Oswego GO, 5.00%, 6/1/2029	20	25

Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,756

Hillsboro School District No. 1J

GO, 5.00%, 6/15/2026	4,000	4,856

GO, 5.00%, 6/15/2027	1,470	1,836

Mount Hood Community College District, Full Faith and Credit GO, 5.00%, 6/1/2022	5	5

Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	430

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2024	200	226

Series 2020A, Rev., 5.00%, 10/1/2025	200	234

Series 2020A, Rev., 5.00%, 10/1/2026	125	150

Series 2020A, Rev., 5.00%, 10/1/2027	150	185

Series 2020A, Rev., 5.00%, 10/1/2028	175	221

Series 2020A, Rev., 5.00%, 10/1/2029	300	385

Series 2020A, Rev., 5.00%, 10/1/2030	300	390

Series 2020A, Rev., 5.00%, 10/1/2035	140	178

Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,457

Oregon State Lottery

Series 2014C, Rev., 5.00%, 4/1/2024	25	28

Series 2015C, Rev., 5.00%, 4/1/2026	200	233

Series 2014A, Rev., 5.00%, 4/1/2027	100	112

Series A, Rev., 5.00%, 4/1/2031	1,950	2,391

Series A, Rev., 5.00%, 4/1/2032	1,750	2,140

Series A, Rev., 5.00%, 4/1/2033	3,500	4,277

Series A, Rev., 5.00%, 4/1/2035	2,470	3,008

Portland Community College District

GO, 5.00%, 6/15/2023	35	38

GO, 5.00%, 6/15/2026	710	863

GO, 5.00%, 6/15/2027	2,640	3,203

State of Oregon, Article XI-Q State Projects

Series 2019A, GO, 5.00%, 5/1/2030	40	52

Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,474

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	52

State of Oregon, Higher Education

Series L, GO, 5.00%, 8/1/2035	1,930	2,374

Series L, GO, 5.00%, 8/1/2036	1,975	2,430

Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (c)	105	119

Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25	26

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	416

Series 2021A, Rev., 5.00%, 11/15/2036	610	740

Series 2021A, Rev., 5.00%, 11/15/2046	770	913

Series 2021A, Rev., 5.00%, 11/15/2051	550	650

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

Yamhill County School District No. 40 McMinnville

GO, 4.00%, 6/15/2029	5	6

GO, 4.00%, 6/15/2035	75	85

Total Oregon		54,472

Pennsylvania — 4.3%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group

Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,861

Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,790

Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,248

Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,726

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2019A, Rev., 5.00%, 7/15/2022	25	26

Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,730

Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,610

Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	6

Allentown City School District, Limited Tax

Series B, GO, 5.00%, 2/1/2029	3,110	3,965

Series B, GO, 5.00%, 2/1/2030	4,300	5,584

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2025	500	563

Rev., 5.00%, 11/1/2027	1,150	1,330

Rev., 5.00%, 11/1/2028	1,535	1,773

Rev., 5.00%, 11/1/2029	350	403

Rev., 5.00%, 11/1/2030	600	687

Berks County Municipal Authority (The), Tower Health Project

Series 2020B-2, Rev., 5.00%, 2/1/2027 (b)	10,985	12,537

Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,216

Series 2020A, Rev., 5.00%, 2/1/2029	740	870

Series 2020A, Rev., 5.00%, 2/1/2030	800	950

Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,015	2,354

Series 2020A, Rev., 5.00%, 2/1/2031	700	844

Series 2020A, Rev., 5.00%, 2/1/2032	750	910

Bucks County Industrial Development Authority, Grand View Hospital Project

Rev., 5.00%, 7/1/2025	370	423

Rev., 5.00%, 7/1/2026	450	528

Rev., 5.00%, 7/1/2027	475	570

Rev., 5.00%, 7/1/2028	500	611

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 5.00%, 7/1/2029	500	622

Rev., 5.00%, 7/1/2030	675	852

Rev., 5.00%, 7/1/2031	1,150	1,475

Rev., 5.00%, 7/1/2032	500	642

Rev., 5.00%, 7/1/2033	1,170	1,496

Rev., 5.00%, 7/1/2034	1,300	1,656

Rev., 5.00%, 7/1/2035	1,055	1,341

Centennial School District Bucks County GO, 5.00%, 12/15/2024	20	23

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 5.00%, 12/1/2032	475	618

Rev., 5.00%, 12/1/2033	740	958

Rev., 5.00%, 12/1/2034	400	516

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	305	391

Rev., 5.00%, 12/1/2037	450	574

Rev., 5.00%, 12/1/2038	950	1,207

City of Erie Higher Education Building Authority

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	115

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	113

City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	304

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2024	1,275	1,436

Rev., 5.00%, 6/1/2025	1,875	2,188

Rev., 5.00%, 6/1/2026	1,120	1,348

Rev., 5.00%, 6/1/2027	1,500	1,855

Rev., 5.00%, 6/1/2028	2,620	3,321

Rev., 5.00%, 6/1/2029	1,120	1,407

Commonwealth of Pennsylvania

Series 1, GO, 5.00%, 6/15/2024 (c)	50	57

Series A, COP, 5.00%, 7/1/2028	400	501

Series A, COP, 5.00%, 7/1/2029	300	375

Series A, COP, 5.00%, 7/1/2030	375	466

Series A, COP, 5.00%, 7/1/2031	425	527

Series A, COP, 5.00%, 7/1/2034	450	552

County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	62

County of Berks GO, 5.00%, 11/15/2023	20	22

County of Bucks GO, 5.00%, 5/1/2027	325	394

County of Cambria

Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	576

Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	575

Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	803

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Delaware County Authority, Haverford College

Series 2017A, Rev., 5.00%, 10/1/2026	30	37

Series 2017A, Rev., 5.00%, 10/1/2030	40	49

Series 2017A, Rev., 5.00%, 10/1/2042	45	54

DuBois Hospital Authority, Penn Highlands Healthcare

Rev., 5.00%, 7/15/2029	1,700	2,085

Rev., 5.00%, 7/15/2030	2,000	2,438

Rev., 5.00%, 7/15/2031	1,450	1,761

Rev., 5.00%, 7/15/2032	1,525	1,847

Rev., 5.00%, 7/15/2034	1,675	2,019

Rev., 4.00%, 7/15/2043	5,670	6,324

Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	63

Erie City Water Authority

Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,615

Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,042

Series 2018D, Rev., 4.00%, 12/1/2036	35	42

Geisinger Authority, Health System Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,817

Kiski Valley Water Pollution Control Authority, Sewer Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	357

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	10	10

Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,388

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	379

Series 2021A, Rev., 4.00%, 5/1/2041	890	969

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2027	815	986

Rev., 5.00%, 4/1/2028	600	742

Rev., 5.00%, 4/1/2029	815	1,027

Rev., 5.00%, 4/1/2030	760	974

Rev., 5.00%, 4/1/2031	705	897

Rev., 5.00%, 4/1/2032	945	1,198

Rev., 5.00%, 4/1/2033	920	1,160

Rev., 5.00%, 4/1/2034	520	653

Rev., 4.00%, 4/1/2036	515	596

Rev., 4.00%, 4/1/2037	545	629

Rev., 4.00%, 4/1/2038	695	800

Rev., 4.00%, 4/1/2039	305	350

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,949

Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,402

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	349

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2024	155	173

Rev., 4.00%, 12/1/2025	150	171

Rev., 4.00%, 12/1/2026	150	175

Rev., 4.00%, 12/1/2027	200	231

Rev., 4.00%, 12/1/2028	205	236

Rev., 4.00%, 12/1/2029	250	287

Rev., 4.00%, 12/1/2030	300	343

Rev., 4.00%, 12/1/2031	300	342

Rev., 4.00%, 12/1/2032	435	493

Rev., 4.00%, 12/1/2033	400	453

Rev., 4.00%, 12/1/2034	165	187

Rev., 4.00%, 12/1/2035	175	198

Rev., 4.00%, 12/1/2036	175	198

Rev., 4.00%, 12/1/2037	100	113

Rev., 4.00%, 12/1/2038	100	113

Nazareth Area School District

Series D, GO, 5.00%, 11/15/2030	900	1,065

Series D, GO, 5.00%, 11/15/2035	1,390	1,632

Series D, GO, 5.00%, 11/15/2036	1,250	1,466

Series D, GO, 5.00%, 11/15/2037	550	644

Series E, GO, 5.00%, 11/15/2038	810	948

Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	26

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project

Rev., 4.00%, 7/1/2030	1,265	1,459

Rev., 4.00%, 7/1/2033	1,750	2,003

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	8,855	8,913

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2016A, Rev., 5.00%, 8/15/2023	50	55

Series 2015A, Rev., 5.00%, 10/1/2023	30	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2029	40	53

Rev., 5.00%, 8/15/2031	50	65

Rev., 5.00%, 8/15/2040	100	115

Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	44

Pennsylvania Turnpike Commission

Series A, Rev., 5.00%, 12/1/2032	1,750	2,304

Series 2020B, Rev., 5.00%, 12/1/2033	470	624

Series A, Rev., 5.00%, 12/1/2033	1,240	1,625

Series A, Rev., 5.00%, 12/1/2034	1,400	1,819

Series A, Rev., 5.00%, 12/1/2035	2,000	2,593

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	310

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,829

School District of the City of Erie (The), Limited Tax

Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	641

Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	687

Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	396

Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	546

Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	672

Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,359

Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,044

School District of the City of Erie (The), Unlimited Tax

Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,556

Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,156

Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,277

Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	643

Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	54

St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	32

Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	57

Township of Hampton GO, 4.00%, 1/1/2039	45	52

Township of Lower Paxton GO, 4.00%, 4/1/2033	35	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	23

Township of Radnor Series B, GO, 4.00%, 7/15/2024	10	11

Township of Spring GO, 5.00%, 11/15/2028	25	32

Upper Merion Area School District

GO, 5.00%, 1/15/2029	350	418

GO, 5.00%, 1/15/2031	650	773

GO, 5.00%, 1/15/2033	480	570

GO, 5.00%, 1/15/2034	200	237

GO, 5.00%, 1/15/2035	475	562

Warwick School District GO, 4.00%, 3/1/2024	30	33

West Chester Area School District GO, 4.00%, 5/15/2040	40	47

Wilkes-Barre Area School District

GO, 5.00%, 4/15/2023	110	118

GO, 3.50%, 4/15/2038	370	415

GO, 3.50%, 4/15/2039	235	263

GO, 3.75%, 4/15/2044	1,500	1,688

Total Pennsylvania		198,458

Puerto Rico — 0.3%

Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (c)	10,000	12,600

Rhode Island — 0.0% (e)

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	29

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	556

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	60

Total Rhode Island		645

South Carolina — 0.3%

Beaufort-Jasper Water & Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	33

Berkeley County School District

Rev., 5.00%, 12/1/2022	1,000	1,061

Rev., 5.00%, 12/1/2023	1,505	1,662

Charleston County Airport District Rev., 5.00%, 7/1/2026	100	122

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	593

Easley Combined Utility System

Rev., AGM, 4.00%, 12/1/2033	600	719

Rev., AGM, 4.00%, 12/1/2034	780	932

Lexington County Health Services District, Inc., LexMed Obligated Group

Rev., 5.00%, 11/1/2029	575	711

Rev., 4.00%, 11/1/2030	750	872

Rev., 4.00%, 11/1/2031	500	579

Rev., 4.00%, 11/1/2032	535	619

Rev., 4.00%, 11/1/2033	200	231

Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,569

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (d)	625	632

South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	368

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	38

Total South Carolina		13,741

South Dakota — 0.0% (e)

Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	29

Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022 (c)	55	56

Total South Dakota		85

Tennessee — 5.7%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,281

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2034	750	951

Series A-1, Rev., 5.00%, 8/1/2035	500	633

City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	58

City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	128

City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	27

County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

County of Anderson, Rural High School

Series B, GO, 5.00%, 5/1/2024	750	844

Series 2018B, GO, 5.00%, 5/1/2025	785	917

County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,210

County of Knox GO, 5.00%, 6/1/2029	1,410	1,801

County of Madison GO, 5.00%, 5/1/2026	3,770	4,557

County of Sevier GO, 5.00%, 6/1/2025	145	170

County of Shelby Series 2019B, GO, 5.00%, 4/1/2022	30	31

County of Shelby, Public Improvement Series A, GO, 4.00%, 4/1/2034	9,470	11,419

County of Sullivan GO, 4.00%, 5/1/2045	40	45

County of Washington Series 2016A, GO, 4.00%, 6/1/2032	35	40

County of Wilson GO, 5.00%, 4/1/2022	10	10

County of Wilson, District School GO, 5.00%, 4/1/2026	65	79

Franklin Special School District, School Improvement

GO, 5.00%, 6/1/2028	100	128

GO, 5.00%, 6/1/2030	300	390

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,881

Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,336

Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,742

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2025	855	1,015

Rev., 5.00%, 11/15/2027	800	1,003

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	1,135	1,289

Metropolitan Government of Nashville & Davidson County

GO, 5.00%, 7/1/2029	27,295	34,938

GO, 4.00%, 7/1/2036	24,290	29,093

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2024	15	17

Series C, GO, 5.00%, 7/1/2025 (c)	5,500	6,488

GO, 5.00%, 1/1/2031	15	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

GO, 4.00%, 7/1/2031	17,400	20,500

GO, 5.00%, 7/1/2031	10,000	12,718

GO, 4.00%, 7/1/2037	16,205	19,362

Metropolitan Nashville Airport Authority (The), Subordinate Airport

Series 2019A, Rev., 5.00%, 7/1/2031	850	1,122

Series 2019A, Rev., 5.00%, 7/1/2032	850	1,118

Series 2019A, Rev., 5.00%, 7/1/2033	825	1,081

Series 2019A, Rev., 5.00%, 7/1/2034	275	359

Series 2019A, Rev., 5.00%, 7/1/2035	545	710

Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	386

Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,494

Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,267

Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,321

Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	795

Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,063

Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,775

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,621

Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,618

Series 2019A, Rev., 5.75%, 10/1/2059	1,040	1,116

Tennessee Energy Acquisition Corp., Gas Project

Series 2017A, Rev., 4.00%, 5/1/2023 (b)	22,170	23,416

Rev., 4.00%, 11/1/2025 (b)	29,000	32,870

Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,119

Tennessee State School Bond Authority, Higher Educational Facilities Second Program

Series A, Rev., 5.00%, 11/1/2026	15	18

Series B, Rev., 5.00%, 11/1/2030	3,645	4,553

Series B, Rev., 5.00%, 11/1/2031	75	93

Total Tennessee		259,351

Texas — 4.6%

Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	32

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2024	195	217

Series 2021A, Rev., 5.00%, 8/15/2025	205	235

Series 2021A, Rev., 5.00%, 8/15/2026	190	223

Series 2021A, Rev., 5.00%, 8/15/2027	105	125

Series 2021A, Rev., 5.00%, 8/15/2028	35	41

Series 2021A, Rev., 4.00%, 8/15/2029	40	45

Series 2021A, Rev., 4.00%, 8/15/2030	45	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series 2021A, Rev., 4.00%, 8/15/2031	45	50

Series 2021A, Rev., 4.00%, 8/15/2036	170	188

Series 2021A, Rev., 4.00%, 8/15/2041	305	337

Arlington Higher Education Finance Corp., Uplift Education Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	24

Arlington Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2031	40	52

GO, PSF-GTD, 4.00%, 2/15/2036	25	30

Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	44

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien

Series 2021A, Rev., 2.50%, 10/1/2031	270	271

Series 2021A, Rev., 4.00%, 10/1/2050	875	966

Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	29

Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	29

Board of Regents of the University of Texas System, Financing System

Series 2016E, Rev., 5.00%, 8/15/2026	25	31

Series 2016J, Rev., 5.00%, 8/15/2027	50	60

City of Austin GO, 5.00%, 9/1/2030	10	11

City of Austin, Airport System

Rev., AMT, 5.00%, 11/15/2033	500	568

Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,276

Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,970

City of Austin, Water & Wastewater System Series 2015A, Rev., 5.00%, 11/15/2023	25	28

City of Carrollton GO, 5.00%, 8/15/2024	10	11

City of College Station GO, 5.00%, 2/15/2024	25	28

City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	26

City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	25

City of Dallas GO, 5.00%, 2/15/2029	2,505	2,891

City of Denton GO, 5.00%, 2/15/2025	25	29

City of El Paso

GO, 4.00%, 8/15/2031	75	87

Series 2020A, GO, 4.00%, 8/15/2035	750	900

City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	38

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

City of Fort Worth, Water and Sewer System Improvement Series 2015A, Rev., 5.00%, 2/15/2023	35	37

City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,168

City of Grand Prairie, Combination Tax

GO, 5.00%, 2/15/2026	20	24

Series 2019A, GO, 5.00%, 2/15/2029	20	25

City of Houston, Airport System, Subordinate Lien

Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	217

Series 2018B, Rev., 5.00%, 7/1/2030	85	108

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	313

Series 2018D, Rev., 5.00%, 7/1/2038	65	81

City of Houston, Airport System, United Airlines, Inc., Terminal Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,916

City of Houston, Combined Utility System, First Lien

Series 2014C, Rev., 5.00%, 5/15/2023	20	22

Series 2016B, Rev., 4.00%, 11/15/2031	25	29

Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,752

Series 2016B, Rev., 4.00%, 11/15/2037	40	46

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,000	2,995

City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2024 (c)	5,300	5,939

City of Irving, Hotel Occupancy, Occupancy Tax

GO, 5.50%, 8/15/2027	2,785	3,570

GO, 5.00%, 8/15/2028	40	50

City of Irving, Waterworks & Sewer System Rev., 5.00%, 8/15/2029	20	26

City of Killeen GO, 4.00%, 8/1/2033	50	57

City of Laredo GO, 5.00%, 2/15/2023	45	48

City of Laredo, Waterworks & Sewer System

Rev., 4.00%, 3/1/2035	30	35

Rev., 4.00%, 3/1/2040	100	109

City of League City GO, 5.00%, 2/15/2023	20	21

City of Longview

GO, 5.00%, 6/1/2023	40	44

GO, 5.00%, 9/1/2023	25	27

City of Lubbock GO, 5.00%, 2/15/2026	35	42

City of Mansfield GO, 5.00%, 2/15/2024	30	34

City of McAllen GO, 5.00%, 2/15/2029	355	450

City of Mesquite GO, 5.00%, 2/15/2023	40	43

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	62

City of Missouri GO, 5.00%, 6/15/2023	55	60

City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	39

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	30

City of Plano

GO, 5.00%, 9/1/2028	2,210	2,741

GO, 5.00%, 9/1/2029	1,855	2,295

City of San Antonio, Electric and Gas Systems

Rev., 5.00%, 2/1/2023	35	37

Rev., 5.00%, 2/1/2026	6,000	7,203

Rev., 5.00%, 2/1/2028	310	394

Rev., 5.00%, 2/1/2029	100	123

Series 2020, Rev., 5.00%, 2/1/2036	30	39

City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	25

City of The Colony, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2023	25	27

City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (c)	2,705	2,999

City of Waco GO, 5.00%, 2/1/2023	35	37

City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	44

City of Wylie, Combination Tax GO, 4.00%, 2/15/2024	20	22

Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	101

Coastal Water Authority, City of Houston Projects

Rev., 5.00%, 12/15/2022	3,160	3,172

Rev., 5.00%, 12/15/2025	5,115	5,136

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	15,065

Comal Independent School District, Unlimited Tax

Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	107

GO, PSF-GTD, 5.00%, 2/1/2026	35	42

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	126

County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	61

County of Harris, Toll Road, Senior Lien

Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,478

Series 2016A, Rev., 5.00%, 8/15/2036	60	72

County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	417

County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	57

County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	32

County of Lubbock GO, 5.00%, 2/15/2023	45	48

County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	21

County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	62

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2026	55	66

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	32

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Rev., 5.00%, 12/1/2029	50	66

Series 2020A, Rev., 5.00%, 12/1/2030	45	60

Rev., 5.00%, 12/1/2031	45	59

Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,606

Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,513

Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	38

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	291

Forney Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/16/2026	15	14

Fort Bend County Municipal Utility District No. 25, Unlimited Tax

GO, 4.00%, 10/1/2022	100	104

GO, 4.00%, 10/1/2023	150	161

GO, 4.00%, 10/1/2024	375	414

Fort Bend Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	44

Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	35

Goose Creek Consolidated Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	37

Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	56

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,182

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	212

Harris County Toll Road Authority (The), Senior Lien

Series 2018A, Rev., 5.00%, 8/15/2023	35	39

Series 2018A, Rev., 5.00%, 8/15/2024	30	34

Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	34

Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	12

Houston Community College System, Combined Fee

Rev., 5.00%, 4/15/2023	25	27

Rev., 4.00%, 4/15/2031	25	28

Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2026	100	120

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	12,341

Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2017A, GO, 5.00%, 8/15/2024	80	91

Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	54

Keller Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	30

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	22

Lake Travis Independent School District, School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	43

Lancaster Independent School District Series 2015-C, GO, 5.00%, 2/15/2033	45	52

Lewisville Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2023	20	22

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	11

Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	577

GO, PSF-GTD, 5.00%, 8/15/2026	35	43

Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	93

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025	40	47

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	5,019

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	28

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2049	600	684

North Texas Municipal Water District Water System, Refunding and Improvement

Rev., 5.00%, 9/1/2027	2,900	3,545

Rev., 5.00%, 9/1/2035	20	23

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	19

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,345

North Texas Tollway Authority, Second Tier

Series 2017B, Rev., 5.00%, 1/1/2026	550	585

Series 2017B, Rev., 5.00%, 1/1/2027	950	1,129

Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,293

North Texas Tollway Authority, Special Projects System

Series 2011D, Rev., 5.25%, 9/1/2021 (c)	25	25

Series 2011A, Rev., 5.50%, 9/1/2021 (c)	4,000	4,000

Series A, Rev., 6.00%, 9/1/2021 (c)	3,000	3,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	28

Permanent University Fund — Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,383

Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2024	75	84

Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	28

San Antonio Education Facilities Corp., University of the Incarnate Word

Series 2021A, Rev., 4.00%, 4/1/2038	850	1,009

Series 2021A, Rev., 4.00%, 4/1/2039	1,000	1,184

Series 2021A, Rev., 4.00%, 4/1/2040	1,000	1,178

Series 2021A, Rev., 4.00%, 4/1/2041	900	1,058

San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,374

San Jacinto Community College District, Limited Tax

Series 2019A, GO, 5.00%, 2/15/2023	25	27

Series 2016A, GO, 5.00%, 2/15/2024	75	84

Series 2016B, GO, 5.00%, 2/15/2024	20	22

South Texas College, Limited Tax GO, 5.00%, 8/15/2023	40	44

Southwest Houston Redevelopment Authority, Tax Increment

Rev., AGM, 5.00%, 9/1/2027	40	48

Rev., AGM, 5.00%, 9/1/2028	190	233

Rev., AGM, 5.00%, 9/1/2030	175	221

Rev., AGM, 4.00%, 9/1/2031	225	264

Rev., AGM, 4.00%, 9/1/2032	250	292

Rev., AGM, 4.00%, 9/1/2033	225	261

Rev., AGM, 4.00%, 9/1/2034	225	260

Rev., AGM, 4.00%, 9/1/2035	225	260

Rev., AGM, 4.00%, 9/1/2036	350	403

Rev., AGM, 4.00%, 9/1/2037	390	449

State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,009

Tarrant County Cultural Education Facilities Finance Corp., Christus Health

Series 2018A, Rev., 5.00%, 7/1/2025	150	175

Series 2018A, Rev., 5.00%, 7/1/2028	40	51

Series 2018B, Rev., 5.00%, 7/1/2033	100	125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	60

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center

Rev., 5.00%, 12/1/2027	50	63

Rev., 5.00%, 12/1/2029	25	33

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	597

Series 2020A, Rev., 6.63%, 11/15/2041	2,545	3,035

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,684

Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,284

Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	29

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,440

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	3,980	4,668

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	58

Texas Water Development Board, Water Implementation Fund

Series 2019A, Rev., 5.00%, 4/15/2023	25	27

Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,037

Town of Addison GO, 4.00%, 2/15/2023	100	106

Trinity River Authority, Central Regional Wastewater System

Rev., 5.00%, 8/1/2028	25	32

Rev., 5.00%, 8/1/2029	20	25

University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	35

University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	57

Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	27

Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Harris County Regional Water Authority

Rev., 5.00%, 12/15/2032	910	1,190

Rev., 5.00%, 12/15/2035	1,160	1,504

Rev., 5.00%, 12/15/2036	1,325	1,715

Total Texas		210,430

Utah — 0.7%

City of Orem

GO, 5.00%, 12/1/2026	155	191

GO, 5.00%, 12/1/2027	520	659

GO, 5.00%, 12/1/2028	565	732

City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,610

City of Provo GO, 5.00%, 2/1/2027	1,230	1,522

City of Salt Lake, International Airport

Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	174

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	149

Series 2018B, Rev., 5.00%, 7/1/2048	25	31

City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	12

County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	36

County of Utah, IHC Health Services, Inc.

Series 2018A, Rev., 5.00%, 5/15/2032	25	31

Series 2018A, Rev., 5.00%, 5/15/2034	70	88

Series 2018A, Rev., 5.00%, 5/15/2038	30	37

County of Utah, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	39

Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	45

Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,117

Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	87

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2

4.00%, 8/1/2024 (d)	1,120	1,193

4.00%, 8/1/2026 (d)	1,290	1,410

4.00%, 8/1/2028 (d)	1,230	1,363

4.00%, 8/1/2031 (d)	1,000	1,113

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	1,210

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	650	690

Series 2021A-1, Rev., 4.00%, 6/1/2041	525	550

State of Utah GO, 5.00%, 7/1/2029	4,925	6,149

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2023	25	27

Series 2015B, Rev., 5.00%, 8/1/2023	40	44

Series 2014A-1, Rev., 5.00%, 8/1/2024	15	17

Series 2017A, Rev., 5.00%, 8/1/2032	40	49

Series 2019A, Rev., 5.00%, 8/1/2032	70	92

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Series A, Rev., 5.00%, 10/15/2023	620	680

Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,670

Series A, Rev., 5.00%, 10/15/2028	1,000	1,223

Series 2018A, Rev., 5.25%, 10/15/2033	965	1,166

Utah Transit Authority, Sales Tax Series 2008A, Rev., 5.25%, 6/15/2022	25	26

Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	46

Utah Water Finance Agency, Loan Financing Program

Series 2019A, Rev., 5.00%, 3/1/2028	50	63

Series B, Rev., 5.00%, 3/1/2031	1,685	2,163

Series B, Rev., 5.00%, 3/1/2032	800	1,023

Series B, Rev., 5.00%, 3/1/2033	660	842

Series 2017C, Rev., 5.00%, 3/1/2034	350	424

West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5

West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	36

Total Utah		30,834

Vermont — 0.0% (e)

City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	149

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	29

Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	21

Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	32

Total Vermont		231

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 2.0%

City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,961

City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13

City of Newport News Rev., 5.00%, 7/15/2024	10	11

City of Portsmouth, Tax Exempt Series A, GO, 5.00%, 7/15/2029	5,215	6,510

City of Richmond, Public Improvement

Series 2017D, GO, 5.00%, 3/1/2025	35	41

Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,156

County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	9,372

County of Chesterfield, Public Improvement Series 2018A, GO, 5.00%, 1/1/2027	30	37

County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	57

County of Henrico, Public Improvement GO, 5.00%, 7/15/2025	25	30

Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	78

Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,121

Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	57

Northern Virginia Transportation Authority, Special Tax

Rev., 5.00%, 6/1/2024	400	453

Rev., 5.00%, 6/1/2033	2,035	2,290

Rev., 5.00%, 6/1/2034	2,285	2,569

Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	30

Virginia Beach Development Authority, Public Facility

Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,237

Series B, Rev., 5.00%, 7/15/2025	2,635	3,102

Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2021	30	30

Virginia College Building Authority, Education Facilities, Regent University Project

Rev., 5.00%, 6/1/2029	350	444

Rev., 5.00%, 6/1/2030	220	283

Rev., 5.00%, 6/1/2031	165	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2009E-1, Rev., 5.00%, 2/1/2022	20	20

Series 2016A, Rev., 5.00%, 2/1/2022	40	42

Series 2017E, Rev., 5.00%, 2/1/2028	20	25

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	286

Virginia College Building Authority, Educational Facilities, Washington & Lee University Project

Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,622

Rev., NATL-RE, 5.25%, 1/1/2031	30	39

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2023	25	27

Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,868

Series A, Rev., 5.00%, 5/15/2028	2,750	3,479

Series A, Rev., 5.00%, 5/15/2030	10,000	12,573

Series 2017A, Rev., 5.00%, 5/15/2032	35	44

Virginia Commonwealth Transportation Board, Federal Transportation

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	67

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (c)	30	32

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	22

Rev., GAN, 5.00%, 3/15/2024	20	22

Rev., GAN, 5.00%, 9/15/2024	15	17

Rev., GAN, 5.00%, 9/15/2025	45	53

Rev., GAN, 5.00%, 3/15/2026	20	24

Virginia Public Building Authority, Public Facilities Series 2016B, Rev., 5.00%, 8/1/2023	25	27

Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	35

Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	7,823

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	33

Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.

Rev., 5.00%, 1/1/2028	1,200	1,499

Rev., 5.00%, 1/1/2029	1,400	1,751

Rev., 5.00%, 1/1/2030	1,650	2,052

Rev., 5.00%, 1/1/2031	1,500	1,858

Rev., 5.00%, 1/1/2032	1,500	1,852

Total Virginia		93,332

Washington — 4.9%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	58

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax, Green Bond

Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	31

Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	49

Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,808

Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	109

City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	74

City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	31

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	49

City of Seattle, Municipal Light and Power Improvement Series A, Rev., 4.00%, 1/1/2048	2,000	2,284

City of Tacoma Rev., 5.00%, 12/1/2031	40	51

City of Tacoma, Electric System

Series 2013B, Rev., 5.00%, 1/1/2023	35	37

Rev., 5.00%, 1/1/2028	35	43

City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	83

Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	17

Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	31

Clark Regional Wastewater District

Rev., 5.00%, 12/1/2030	200	260

Rev., 5.00%, 12/1/2032	125	162

Rev., 5.00%, 12/1/2033	105	135

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Rev., 5.00%, 12/1/2034	180	231

Rev., 5.00%, 12/1/2035	160	205

Rev., 5.00%, 12/1/2037	310	398

County of Franklin, Limited Tax GO, AGM, 4.50%, 7/1/2022 (c)	20	21

County of King, Limited Tax Series 2017B, GO, 4.00%, 6/1/2036	200	232

County of King, Sewer

Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,744

Rev., 5.00%, 7/1/2031	30	37

County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	30

County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	32

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,293

Energy Northwest, Columbia Generating Station

Rev., 5.00%, 7/1/2031	30	35

Series 2018C, Rev., 5.00%, 7/1/2031	35	45

Series 2018A, Rev., 5.00%, 7/1/2034	25	32

Series A, Rev., 5.00%, 7/1/2034	5,025	6,186

Rev., 5.00%, 7/1/2035	75	97

Rev., 5.00%, 7/1/2036	40	52

FYI Properties, State of Washington District Project — Green Bonds

Rev., 5.00%, 6/1/2030	35	43

Rev., 5.00%, 6/1/2031	5,650	6,925

Rev., 5.00%, 6/1/2032	235	287

Rev., 5.00%, 6/1/2033	5,345	6,515

Rev., 5.00%, 6/1/2034	5,990	7,281

Rev., 5.00%, 6/1/2035	7,200	8,737

Rev., 5.00%, 6/1/2036	4,915	5,949

Rev., 5.00%, 6/1/2037	7,395	8,930

Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2022 (c)	30	30

King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	144

King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	81

King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	43

King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	28

King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	66

King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	49

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	53

Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2027	45	54

Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	38

Port of Seattle, Intermediate Lien

Series B, Rev., 5.00%, 3/1/2032	4,000	4,524

Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,129

Port of Tacoma, Limited Tax

Series 2016A, GO, 5.00%, 12/1/2030	15	18

Series 2016A, GO, 5.00%, 12/1/2031	25	31

Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	31

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	30	30

Spokane County School District No. 81, Unlimited Tax

GO, 5.00%, 12/1/2031	30	39

GO, 5.00%, 12/1/2034	25	32

State of Washington, Motor Vehicle Fuel Tax

Series 2018D, GO, 5.00%, 2/1/2025	75	87

Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,759

Series R-2016C, GO, 5.00%, 7/1/2030	30	36

State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	49

State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	27

State of Washington, State and Local Agency Real and Personal Property

Series 2017A, COP, 5.00%, 7/1/2029	35	43

COP, 5.00%, 7/1/2034	1,050	1,318

Series 2019A, COP, 5.00%, 1/1/2035	45	57

Series 2015C, COP, 4.00%, 1/1/2038	50	56

State of Washington, Various Purpose

Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,925

Series 2016C, GO, 5.00%, 2/1/2028	30	36

Series 2018C, GO, 5.00%, 2/1/2030	20	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Series 2017A, GO, 5.00%, 8/1/2030	50	61

Series R-2018C, GO, 5.00%, 8/1/2033	70	87

Series C, GO, 5.00%, 2/1/2037	14,430	17,979

Series 2016A-1, GO, 5.00%, 8/1/2038	100	117

Series 2017D, GO, 5.00%, 2/1/2040	40	49

Series B, GO, 5.00%, 2/1/2040	20,965	24,009

Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,340

Series 2020C, GO, 5.00%, 2/1/2041	75	96

Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,981

Tacoma Metropolitan Park District, Unlimited Tax

GO, 5.00%, 12/1/2036	600	743

GO, 5.00%, 12/1/2037	1,750	2,164

Thurston and Pierce Counties Community Schools, Unlimited Tax

GO, 5.00%, 12/1/2027	30	38

GO, 4.00%, 12/1/2034	35	42

University of Washington

Series 2015C, Rev., 5.00%, 12/1/2023	25	28

Rev., 5.00%, 4/1/2029	1,860	2,292

Washington Health Care Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	780	999

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,280

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,586

Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,269

Series A-1, Rev., 5.00%, 8/1/2035	750	950

Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,266

Washington Health Care Facilities Authority, Multi-care Health System

Series 2017B, Rev., 5.00%, 8/15/2031	30	37

Series 2017B, Rev., 5.00%, 8/15/2034	35	43

Washington Health Care Facilities Authority, Providence Health and Services

Series 2012B, Rev., 4.00%, 10/1/2021 (b)	2,000	2,006

Series B, Rev., 5.00%, 10/1/2021 (b)	2,500	2,510

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	59

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance

Rev., 5.00%, 9/1/2038	1,300	1,690

Rev., 5.00%, 9/1/2039	100	130

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	460	512

Rev., 3.63%, 5/1/2040	985	1,105

Rev., 4.00%, 5/1/2045	500	578

Washington State Housing Finance Commission, Rockwood Retirement Communities Project

Rev., 5.00%, 1/1/2032 (d)	1,920	2,209

Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,270

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-50M Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	7,208

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-85M Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	7,368

Washington State University

Rev., 5.00%, 4/1/2030	40	47

Series 2012B, Rev., 4.00%, 4/1/2035	25	25

Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	50

Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	31

Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	36

Total Washington		226,369

West Virginia — 0.1%

State of West Virginia

Series 2018A, GO, 5.00%, 6/1/2028	25	32

Series 2019A, GO, 5.00%, 12/1/2043	40	51

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022 (b)	6,460	6,571

Total West Virginia		6,654

Wisconsin — 1.2%

City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	29

County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	215

DeForest Area School District GO, 4.00%, 4/1/2031	25	30

McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	28

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Milwaukee Area Technical College District Series 2018-19C, GO, 4.00%, 6/1/2023	40	43

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2037	300	353

Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,769

Public Finance Authority, Appalachian Regional Healthcare System Obligated Group

Series 2021A, Rev., 5.00%, 7/1/2035	300	388

Series 2021A, Rev., 5.00%, 7/1/2036	350	451

Series 2021A, Rev., 5.00%, 7/1/2037	300	385

Series 2021A, Rev., 5.00%, 7/1/2038	375	481

Series 2021A, Rev., 5.00%, 7/1/2039	350	447

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 5.00%, 1/1/2029	665	848

Series 2020A, Rev., 5.00%, 1/1/2030	540	702

Series 2020A, Rev., 5.00%, 1/1/2031	650	839

Series 2020A, Rev., 5.00%, 1/1/2032	680	874

Series 2020A, Rev., 5.00%, 1/1/2033	500	641

Series 2020A, Rev., 5.00%, 1/1/2034	500	639

Series 2020A, Rev., 5.00%, 1/1/2035	500	637

Series 2020A, Rev., 5.00%, 1/1/2036	500	634

Series 2020A, Rev., 5.00%, 1/1/2037	600	759

Series 2020A, Rev., 5.00%, 1/1/2038	735	925

Series 2020A, Rev., 5.00%, 1/1/2039	700	880

Series 2020A, Rev., 5.00%, 1/1/2040	500	627

Series 2020A, Rev., 4.00%, 1/1/2045	750	862

Public Finance Authority, Carson Valley Medical Center

Series 2021A, Rev., 3.00%, 12/1/2026	250	270

Series 2021A, Rev., 4.00%, 12/1/2031	350	422

Series 2021A, Rev., 4.00%, 12/1/2041	750	877

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	263

Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	470

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2022	190	196

Rev., 5.00%, 6/15/2024	205	226

Rev., 5.00%, 6/15/2026	225	262

Rev., 5.00%, 6/15/2034	215	258

Rev., 5.00%, 6/15/2039	390	463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Public Finance Authority, Renown Regional Medical Center Project

Rev., 5.00%, 6/1/2031	1,050	1,376

Rev., 5.00%, 6/1/2032	1,650	2,154

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	943

Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,288

State of Wisconsin

Series 2017-1, GO, 5.00%, 11/1/2023	30	33

Series 3, GO, 5.00%, 11/1/2030	4,190	5,173

Series 2017-3, GO, 5.00%, 11/1/2032	20	25

State of Wisconsin, Annual Appropriation Federally Tax-Exempt

Series A, Rev., 5.00%, 5/1/2028	7,200	8,958

Series 2017B, Rev., 5.00%, 5/1/2035	25	30

Wisconsin Department of Transportation

Series 1, Rev., 5.00%, 7/1/2022	40	42

Series 1, Rev., 5.00%, 7/1/2022 (c)	20	21

Series 2015-1, Rev., 5.00%, 7/1/2023	35	38

Series 2017-1, Rev., 5.00%, 7/1/2023	35	38

Series 2015-1, Rev., 5.00%, 7/1/2026	25	29

Series 2017-1, Rev., 5.00%, 7/1/2030	60	69

Series 2017-2, Rev., 5.00%, 7/1/2030	30	37

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	118

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	27

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	975

Total Wisconsin		53,567

Wyoming — 0.6%

County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,424

Total Municipal Bonds (Cost $4,098,842)		4,457,192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%

Investment Companies — 1.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (f) (g) (Cost $81,566)	81,543	81,583

Total Investments — 99.0% (Cost $4,180,408)		4,538,775
Other Assets Less Liabilities — 1.0%		47,793

NET ASSETS — 100.0%		4,586,568

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,259)	12/2021	USD	(186,293)	(623)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 97.6% (a)

New York — 97.6%

Education — 7.3%

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Rev., 5.00%, 5/1/2023	1,710	1,849

Series A, Rev., 5.00%, 5/1/2023	2,000	2,064

New York City Educational Construction Fund Series 2021A, Rev., 5.00%, 4/1/2029	1,500	1,942

New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,156

New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 1, Rev., 5.00%, 7/1/2030	1,000	1,319

New York State Dormitory Authority, New York University

Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,045

Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,183

Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,805

Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,732

New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,789

New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,150

New York State Dormitory Authority, School Districts Financing Program

Series 2009A, Rev., AGC, 5.00%, 10/1/2024	40	40

Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,450

Syracuse Industrial Development Agency, School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	585

		30,109

General Obligation — 18.4%

City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,059

City of New York Series E-1, GO, 5.25%, 3/1/2035	1,300	1,646

City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,629

City of New York, Fiscal Year 2014

Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,366

Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,181

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2024	1,000	1,139

Series F, Subseries F-1, GO, 5.00%, 4/1/2034	2,500	3,118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,191

City of Syracuse, Public Improvement

Series A, GO, 4.00%, 5/15/2024	1,000	1,098

Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,128

City of White Plains, Public Improvement

GO, 4.00%, 9/15/2028	705	824

GO, 4.00%, 9/15/2029	1,100	1,279

City of Yonkers

Series 2021A, GO, 4.00%, 2/15/2024	250	272

Series 2021A, GO, AGM, 5.00%, 2/15/2028	325	409

County of Albany, Various Purpose Series 2021A, GO, 5.00%, 7/1/2028	380	488

County of Monroe

GO, 5.00%, 6/1/2022	1,080	1,119

GO, 5.00%, 6/1/2025	1,330	1,561

County of Nassau, General Improvement

Series C, GO, 5.00%, 10/1/2022	2,205	2,322

Series B, GO, 5.00%, 10/1/2024	1,580	1,807

Series A, GO, 5.00%, 1/1/2025	1,000	1,153

Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,184

Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,527

County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,101

County of Westchester

Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,433

Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,254

Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,960

Greece Central School District

Series B, GO, 4.50%, 12/15/2021	880	890

Series B, GO, 5.00%, 12/15/2022	765	813

Series 2012B, GO, 5.00%, 12/15/2023	500	531

Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,234

Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,000

Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,018

New Rochelle City School District

Series 2021A, GO, 5.00%, 6/15/2028	1,280	1,651

Series 2021A, GO, 4.00%, 6/15/2030	1,340	1,659

Niagara Falls City School District GO, AGM, 5.00%, 6/15/2028	1,540	1,959

North Babylon Union Free School District GO, 4.00%, 7/1/2030	1,000	1,221

Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,935

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

General Obligation — continued

Pelham Union Free School District Series 2020A, GO, 5.00%, 11/1/2027	910	1,156

State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,765

Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,473

Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,352

Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,195

Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2023	290	318

Town of Hempstead, Public Improvement GO, 4.00%, 6/15/2030	2,440	3,013

Town of Oyster Bay, Public Improvement GO, AGM, 4.00%, 3/1/2026	920	1,057

Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,667

		76,155

Hospital — 0.2%

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	690	740

Housing — 0.2%

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	625	662

Industrial Development Revenue/Pollution Control Revenue — 1.1%

New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019

Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,410

Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,416

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,548

		4,374

Other Revenue — 26.1%

Battery Park City Authority Series 2019A, Rev., 5.00%, 11/1/2038	2,000	2,605

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,302

Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,959

Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,824

Series A, Rev., 5.00%, 2/15/2034	1,115	1,350

Series A, Rev., 5.00%, 2/15/2035	4,000	4,834

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Series A, Rev., 5.00%, 2/15/2036	3,500	4,219

Nassau County Interim Finance Authority, Sales Tax

Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,264

Series 2021A, Rev., 4.00%, 11/15/2034	2,930	3,685

Series 2021A, Rev., 5.00%, 11/15/2035	935	1,266

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,466

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-4, Rev., 5.25%, 7/15/2035	4,000	5,130

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,319

Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,524

Series S-3A, Rev., 5.00%, 7/15/2034	4,000	5,048

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,441

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,898

Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,264

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Rev., 5.00%, 5/1/2033	1,745	2,327

Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,320

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subseries C-1, Rev., 5.00%, 5/1/2027	870	1,085

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012 Series D, Subseries D-1, Rev., 5.00%, 11/1/2021	2,000	2,016

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,750

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021

Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,644

Series 2021G1, Rev., 5.00%, 11/1/2038	1,250	1,650

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Other Revenue — continued

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2030	2,000	2,363

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,743

Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,580

New York State Dormitory Authority, State Sales Tax

Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,798

Series A, Rev., 5.00%, 3/15/2031	5,100	5,914

Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,236

Series B, Rev., 5.00%, 3/15/2032	2,500	2,949

Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,552

Series B, Rev., 5.00%, 3/15/2033	2,500	2,947

Series A, Rev., 5.00%, 3/15/2034	2,000	2,444

New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2034	2,000	2,654

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,819

Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2031	275	357

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,140

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement

Series B, Rev., 5.00%, 9/10/2021	2,000	2,422

Series B, Rev., 5.00%, 6/1/2033	1,775	2,154

		108,262

Prerefunded — 2.1%

Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 5.00%, 10/15/2024 (b)	7,500	8,621

Special Tax — 8.5%

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series E, Rev., 5.00%, 2/15/2029	1,715	1,753

Series A, Rev., 5.00%, 3/15/2033	1,500	1,926

Series A, Rev., 5.00%, 3/15/2035	1,500	1,915

Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,321

New York State Thruway Authority, State Personal Income Tax, Transportation

Series A, Rev., 5.00%, 3/15/2023	2,400	2,579

Series 2021A-1, Rev., 5.00%, 3/15/2035	2,500	3,317

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Special Tax — continued

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series A, Rev., 5.00%, 3/15/2027	1,500	1,678

Series A, Rev., 5.00%, 3/15/2031	3,000	3,351

Series 2020E, Rev., 5.00%, 3/15/2032	1,500	1,975

Series A, Rev., 5.00%, 3/15/2032	2,500	2,948

Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,275

New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,165

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,920

		35,123

Transportation — 19.7%

Metropolitan Transportation Authority

Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,770

Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,944

Series B, Rev., 5.00%, 11/15/2031	2,000	2,296

Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,335

Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,351

Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,249

Metropolitan Transportation Authority, Dedicated Tax Fund

Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,489

Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,255

Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,247

New York State Thruway Authority

Series K, Rev., 5.00%, 1/1/2028	1,000	1,150

Series K, Rev., 5.00%, 1/1/2030	2,500	2,865

Series L, Rev., 5.00%, 1/1/2032	2,250	2,800

Series N, Rev., 5.00%, 1/1/2033	2,225	2,906

Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,181

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	2,075	2,374

Rev., AMT, 5.00%, 1/1/2026	2,000	2,362

Rev., AMT, 5.00%, 1/1/2027	2,000	2,429

Port Authority of New York and New Jersey, Consolidated

Series 172, Rev., 5.00%, 10/1/2022	1,500	1,542

Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,278

Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,130

Series 184, Rev., 5.00%, 9/1/2030	2,020	2,301

Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Transportation — continued

Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,904

Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,969

Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,727

Series 205, Rev., 5.00%, 11/15/2032	1,000	1,249

Rev., AMT, 5.00%, 9/1/2036	2,950	3,713

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,095

Series B, Rev., 5.00%, 11/15/2029	1,600	2,128

Series B, Rev., 5.00%, 11/15/2030	5,355	7,023

Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,198

Series B, Rev., 5.00%, 11/15/2031	1,100	1,356

Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,451

Series B, Rev., 5.00%, 11/15/2033	1,500	1,844

Series C, Rev., 5.00%, 11/15/2035	1,375	1,749

		81,908

Utility — 7.6%

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,868

Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,395

Series 2020A, Rev., 5.00%, 9/1/2032	1,410	1,881

Rev., 5.00%, 9/1/2034	1,500	1,913

Rev., 5.00%, 9/1/2035	2,000	2,553

Rev., 5.00%, 9/1/2036	1,225	1,559

Utility Debt Securitization Authority

Rev., 5.00%, 12/15/2032	2,500	2,977

Series A, Rev., 5.00%, 12/15/2033	3,000	3,618

Series A, Rev., 5.00%, 12/15/2034	4,595	5,533

Series B, Rev., 5.00%, 12/15/2034	2,450	2,951

Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,108

		31,356

Water & Sewer — 6.4%

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,154

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,264

Series DD, Rev., 5.00%, 6/15/2029	2,000	2,263

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series EE, Rev., 5.00%, 6/15/2031	2,570	3,524

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series A, Rev., 5.00%, 6/15/2027	1,500	1,696

Series A, Rev., 5.00%, 6/15/2031	2,150	2,600

Series A, Rev., 5.00%, 6/15/2032	2,000	2,417

Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,339

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,996

		26,253

Total New York		403,563

Total Municipal Bonds (Cost $377,329)		403,563

	SHARES (000)
Short-Term Investments — 1.3%

Investment Companies — 1.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (c) (d) (Cost $5,346)	5,345	5,348

Total Investments — 98.9% (Cost $382,675)		408,911
Other Assets Less Liabilities — 1.1%		4,353

NET ASSETS — 100.0%		413,264

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 89.5% (a)

Alabama — 1.7%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	312

Rev., 5.00%, 7/1/2028	350	447

Rev., 5.00%, 7/1/2029	375	490

Rev., 5.00%, 7/1/2030	250	334

Rev., 5.00%, 7/1/2031	175	232

Rev., 5.00%, 7/1/2032	150	198

Rev., 5.00%, 7/1/2033	325	428

Rev., 5.00%, 7/1/2034	375	494

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.64%, 9/9/2021 (b)	7,500	7,528

Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,567

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	536

Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,806

Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2022	3,220	3,310

Total Alabama		29,682

Alaska — 1.3%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,440

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,579

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,666

Series 1, Rev., 5.00%, 12/1/2030	875	1,166

Borough of North Slope

Series 2021A, GO, 5.00%, 6/30/2022	2,920	3,038

Series 2021B, GO, 5.00%, 6/30/2022	1,410	1,467

Series 2021A, GO, 5.00%, 6/30/2023	4,165	4,533

Series 2021B, GO, 5.00%, 6/30/2023	3,230	3,516

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	554

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,527

Total Alaska		21,486

Arizona — 2.0%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,064

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	154

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,654

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,035

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,769

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,328

Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,620

Total Arizona		33,624

Arkansas — 0.8%

Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project

Rev., 4.00%, 6/1/2028	1,000	1,201

Rev., 4.00%, 6/1/2030	1,195	1,421

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	396

City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,731

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2024	595	658

Rev., 5.00%, 3/1/2025	600	686

Rev., 5.00%, 3/1/2026	685	806

University of Arkansas, Various Facility UAMS Campus

Rev., 5.00%, 3/1/2025	500	580

Rev., 5.00%, 3/1/2026	1,000	1,155

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,612

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	125

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	275

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	205

Total Arkansas		13,851

California — 13.7%

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,098

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	103

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,097

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,280

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,554

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,824

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,065	8,452

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,212

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	753

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,579

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	5,300	5,858

California Infrastructure and Economic Development Bank Series 2021A, Rev., 5.00%, 6/1/2028	5,750	7,408

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.40%, 10/1/2021 (b)	3,250	3,251

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	371

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	321

Rev., 5.00%, 10/1/2026	150	181

Rev., 5.00%, 10/1/2027	150	185

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	545

Series 2017A, Rev., 5.00%, 11/1/2024	800	903

California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,519

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	310

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,515

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	361

COP, 5.00%, 10/1/2022	465	489

COP, 5.00%, 10/1/2023	1,000	1,102

City of Los Angeles Department of Airports, International Airport Senior

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,496

Series B, Rev., 4.00%, 5/15/2024	365	402

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,140

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,261

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,953

City of Los Angeles Department of Airports, International Airport Subordinate

Series C, Rev., 5.00%, 5/15/2022	750	776

Series C, Rev., 5.00%, 5/15/2024	700	790

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,851

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,596

Series A, Rev., 5.00%, 3/1/2024	2,000	2,242

Eastern Municipal Water District, Water and Wastewater System Series C, Rev., 5.00%, 7/1/2022	1,700	1,769

Grossmont Healthcare District

Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,173

Series D, GO, 5.00%, 7/15/2026	1,225	1,438

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,091

Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	118

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	544

Series A, GO, 5.00%, 2/1/2023	685	732

Series A, GO, 5.00%, 8/1/2025	1,500	1,709

Series A, GO, 5.00%, 8/1/2026	1,800	2,048

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,311

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,098

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Port of Oakland, Intermediate Lien Rev., AMT, 5.00%, 5/1/2024	2,935	3,295

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	2,868

Series E, Rev., 5.00%, 8/15/2027	105	133

San Diego County Regional Transportation Commission, Sales Tax Series A, Rev., 5.00%, 4/1/2022	100	103

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	315

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,809

Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,985

San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,295

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,804

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,390

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	31

Series B, GO, 5.00%, 8/1/2026	50	61

Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,155

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,083

GO, 5.00%, 11/1/2023	3,560	3,934

GO, 5.00%, 3/1/2026	13,210	15,374

GO, 5.00%, 9/1/2026	4,900	6,009

GO, 4.00%, 8/1/2028	4,000	4,664

GO, 4.00%, 8/1/2029	4,180	4,871

GO, 5.00%, 8/1/2029	7,830	9,513

GO, 4.00%, 8/1/2030	10,000	11,634

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	753

Rev., 5.00%, 3/1/2029	465	574

Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	100	102

University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	426

Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,478

Total California		232,851

Colorado — 1.6%

City of Aurora COP, 4.00%, 12/1/2022	375	393

City of Longmon

Series A, COP, 5.00%, 12/1/2021	100	101

Series A, COP, 5.00%, 12/1/2022	100	106

Series A, COP, 5.00%, 12/1/2024	100	111

Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,883

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,850

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	157

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,060	1,090

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	315

Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	578

County of Eagle COP, 5.00%, 12/1/2022	200	212

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 1/15/2027	500	607

Rev., 5.00%, 7/15/2027	500	615

Rev., 5.00%, 1/15/2028	250	311

Rev., 5.00%, 7/15/2028	175	220

Rev., 5.00%, 1/15/2029	300	381

Rev., 5.00%, 7/15/2029	135	173

Rev., 5.00%, 1/15/2030	165	214

Rev., 5.00%, 7/15/2030	115	150

University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	849

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	270

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,682

Series A, Rev., 5.00%, 6/1/2022	560	581

Total Colorado		27,849

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	105

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 2.4%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 9/10/2021 (c)	400	400

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,454

State of Connecticut

GO, 5.00%, 7/15/2022	4,750	4,953

GO, 5.00%, 7/15/2023	4,260	4,648

GO, 5.00%, 7/15/2024	7,060	8,033

Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,232

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,265

Total Connecticut		40,985

District of Columbia — 0.2%

Metropolitan Washington Airports Authority Aviation Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,481

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,390

Total District of Columbia		2,871

Florida — 1.5%

County of Miami-Dade, Aviation Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,625

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2022	115	120

Rev., 5.00%, 10/1/2023	125	137

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	297

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	649

State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,725

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,417

Volusia County School Board

Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,986

Series 2021A, COP, 5.00%, 8/1/2026	1,425	1,734

Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,457

Total Florida		25,147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — 2.1%

Atlanta Development Authority, Panther Place LLC Project

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,161

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,159

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,501

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Rev., 5.00%, 7/1/2023	325	353

Rev., 5.00%, 7/1/2025	250	292

Rev., 5.00%, 7/1/2026	275	332

Rev., 5.00%, 7/1/2028	375	461

Rev., 4.00%, 7/1/2032	1,000	1,150

Development Authority for Fulton County, Tech Athletic

Rev., 5.00%, 10/1/2022 (d)	4,855	5,106

Rev., 5.00%, 10/1/2022	145	152

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,461

State of Georgia

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,084

Series F, GO, 5.00%, 7/1/2028	2,000	2,462

Total Georgia		36,674

Guam — 0.2%

Territory of Guam (Guam)

Series F, Rev., 5.00%, 1/1/2028 (f)	250	306

Series F, Rev., 5.00%, 1/1/2029 (f)	750	934

Series F, Rev., 5.00%, 1/1/2030 (f)	750	949

Series F, Rev., 5.00%, 1/1/2031 (f)	750	969

Total Guam		3,158

Hawaii — 0.5%

City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	797

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	7,702

Total Hawaii		8,499

Illinois — 7.2%

Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	235

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	173

Champaign County Community Unit School District No. 4 Champaign

GO, 4.00%, 6/1/2028	1,255	1,491

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

GO, 4.00%, 6/1/2029	1,000	1,205

GO, 4.00%, 6/1/2030	1,285	1,579

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2025	960	938

Series 2020A, GO, Zero Coupon, 1/1/2027	385	365

Series 2020A, GO, Zero Coupon, 1/1/2028	570	529

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,259

Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,655

Series 2020A, Rev., 5.00%, 1/1/2030	4,605	6,058

Series 2020E, Rev., 5.00%, 1/1/2031	4,620	6,038

Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,434

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,387

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,691

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,260

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,352

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,461

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	589

Series C, Rev., AGM, 5.00%, 12/30/2026	680	821

Series C, Rev., AGM, 5.00%, 12/30/2027	710	876

Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,490

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2028	500	594

GO, 4.00%, 1/1/2029	375	450

GO, 4.00%, 1/1/2030	285	340

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,402

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,462

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,387

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2026	470	548

GO, 4.00%, 12/1/2027	490	581

GO, 4.00%, 12/1/2028	545	655

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

GO, 4.00%, 12/1/2029	515	631

GO, 4.00%, 12/1/2030	200	242

GO, 4.00%, 12/1/2031	820	984

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2024	505	572

Series 2019B, GO, 5.00%, 12/1/2025	515	601

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	6

Cook County, Proviso Township High School District No. 209, Limited Tax

GO, 5.00%, 12/1/2022	2,975	3,147

GO, 5.00%, 12/1/2023	2,350	2,576

County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	371

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,502

GO, 4.00%, 1/1/2029	650	780

GO, 4.00%, 1/1/2030	600	715

GO, 4.00%, 1/1/2031	1,000	1,182

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	680

Glenview Park District

GO, 5.00%, 12/1/2026	300	364

GO, 5.00%, 12/1/2029	350	433

Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,360

Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,794

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	219

Rev., 5.00%, 10/1/2025	300	354

Rev., 5.00%, 10/1/2028	250	301

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Rev., 4.00%, 1/15/2030	1,960	2,337

Rev., 4.00%, 1/15/2032	2,120	2,512

Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2015C, Rev., 5.00%, 8/15/2022	500	522

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	107

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	430

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	139

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	252

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	124

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	162

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	95

Lincoln Land Community College District No. 526

GO, 4.00%, 12/15/2021 (d)	440	445

GO, 5.00%, 12/15/2021	305	309

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	445

GO, AGM, 4.00%, 5/1/2026	200	228

GO, AGM, 4.00%, 5/1/2028	350	410

GO, AGM, 4.00%, 5/1/2029	1,000	1,163

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	863

GO, AGM, 4.00%, 4/1/2027	780	915

GO, AGM, 4.00%, 4/1/2028	410	489

GO, AGM, 4.00%, 4/1/2029	240	291

GO, AGM, 4.00%, 4/1/2030	375	451

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	791

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,156

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,483

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,499

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,989

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,317

Series C, Rev., 5.00%, 1/1/2025	4,250	4,878

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,458

State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

State of Illinois Sales Tax

Series A, Rev., 5.00%, 6/15/2022	4,600	4,776

Series A, Rev., 5.00%, 6/15/2023	4,600	4,994

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 9/10/2021	2,500	2,685

Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	1,011

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	300

Total Illinois		123,738

Indiana — 1.9%

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,165

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,488

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,091

Indiana Finance Authority, Indiana University Health Obligated Group

Series C, Rev., 5.00%, 12/1/2021	2,355	2,383

Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,297

Indiana Finance Authority, Indianapolis Power and Light Co. Project

Rev., 0.75%, 4/1/2026 (c)	3,000	2,994

Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,493

Series 2021A, Rev., 1.40%, 8/1/2029	7,000	7,010

New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	835	870

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,025

Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		31,829

Iowa — 0.7%

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.60%, 9/9/2021 (b) (e)	12,350	12,350

Kansas — 1.1%

Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	208

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	351

Rev., 5.00%, 9/1/2026	465	562

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,316

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,116

Overland Park Development Corp., Overland Park Convention Center Hotel

Rev., 4.00%, 3/1/2022	1,455	1,460

Rev., 5.00%, 3/1/2023	1,520	1,556

Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,066

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	307

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	468

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	265

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	402

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	503

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	469

Total Kansas		19,049

Kentucky — 1.1%

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	262

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,721

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,657

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,460

Total Kentucky		18,100

Louisiana — 1.4%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021 (d)	175	176

Series C, Rev., 5.00%, 12/1/2022	270	285

Series 2018C, Rev., 5.00%, 12/1/2023	365	403

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	455

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,085

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	440

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	753

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	641

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	384

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	7,052

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.67%, 9/9/2021 (b)	10,000	10,023

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	230	244

Rev., 5.00%, 12/15/2025	250	298

Series 2020A, Rev., 5.00%, 4/1/2027	150	185

Series 2020A, Rev., 5.00%, 4/1/2028	165	209

Series 2020A, Rev., 5.00%, 4/1/2029	220	284

Series 2020A, Rev., 5.00%, 4/1/2030	130	171

Series 2020A, Rev., 5.00%, 4/1/2031	150	196

Total Louisiana		23,896

Maryland — 0.6%

County of Montgomery, Consolidated Public Improvement Series 2018A, GO, 5.00%, 11/1/2027	2,800	3,549

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,263

Total Maryland		10,812

Massachusetts — 3.2%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,901

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.63%, 11/1/2021 (b)	3,000	3,014

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	9,396

Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	1,009

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	109

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,258

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,289

Series 2020A, Rev., 5.00%, 10/1/2030	660	888

Series 2020A, Rev., 5.00%, 10/1/2031	585	779

Series 2020A, Rev., 5.00%, 10/1/2032	425	564

Series 2020A, Rev., 5.00%, 10/1/2033	450	595

Series 2020A, Rev., 5.00%, 10/1/2034	500	659

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,315

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 9/9/2021 (b)	10,000	10,018

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2025	525	612

Rev., 5.00%, 7/1/2026	435	523

Rev., 5.00%, 7/1/2027	420	518

Rev., 5.00%, 7/1/2028	525	658

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,258

Total Massachusetts		54,269

Michigan — 1.9%

Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,406

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	350	356

City of Royal Oak, Limited Tax, Capital Improvement

GO, 5.00%, 4/1/2027	625	770

GO, 5.00%, 4/1/2028	245	309

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,661

Rev., GTD, 5.00%, 1/1/2024	1,400	1,557

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	906

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2025	570	644

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,032

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,287

Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,259

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,624

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., VRDO, 1.45%, 9/1/2021 (c)	2,600	2,600

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	464

Series II, GO, 5.00%, 5/1/2028	600	760

Series II, GO, 5.00%, 5/1/2029	250	323

Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	500	516

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,522

Total Michigan		33,028

Minnesota — 0.4%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	231

Series 2019C, COP, 5.00%, 2/1/2024	295	325

Series 2019B, COP, 5.00%, 2/1/2025	185	211

Series 2019C, COP, 5.00%, 2/1/2025	310	354

Series 2019B, COP, 5.00%, 2/1/2026	195	229

Series 2019C, COP, 5.00%, 2/1/2026	320	376

Series 2019B, COP, 5.00%, 2/1/2027	185	223

Series 2019B, COP, 5.00%, 2/1/2028	175	216

Series 2019C, COP, 5.00%, 2/1/2028	350	434

Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2022	1,000	1,016

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	110

Rev., 4.00%, 12/1/2025	185	209

Rev., 4.00%, 12/1/2026	185	213

Rev., 4.00%, 12/1/2027	195	228

Rev., 4.00%, 12/1/2028	240	284

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,596

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,110

Total Minnesota		7,365

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 0.7%

County of Harrison, Tax-Exempt

Series A, GO, 5.00%, 10/1/2027	800	1,005

Series A, GO, 5.00%, 10/1/2028	345	444

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,963

Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,201

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,787

Total Mississippi		11,400

Missouri — 0.5%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,012

City of St. Louis, St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2022	1,000	1,040

Rev., 5.00%, 7/1/2023	1,080	1,175

City of St. Peters

COP, 4.00%, 5/1/2026	705	813

COP, 4.00%, 5/1/2027	730	860

COP, 4.00%, 5/1/2028	760	910

COP, 4.00%, 5/1/2029	760	921

COP, 4.00%, 5/1/2030	545	669

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2028	300	361

Rev., 4.00%, 12/1/2029	200	243

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2021	300	301

North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	359

Total Missouri		8,664

Montana — 0.1%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	571

Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	590

State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2022	1,000	1,044

Total Montana		2,205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 1.3%

County of Sarpy, Limited Tax GO, 5.00%, 6/1/2026	2,320	2,815

Omaha School District, Omaha Public Schools

GO, 5.00%, 12/15/2029	6,665	8,866

GO, 5.00%, 12/15/2030	6,800	9,224

Southeast Community College, Tax Supported

COP, 5.00%, 12/15/2021	200	203

COP, 5.00%, 12/15/2026	275	340

COP, 5.00%, 12/15/2027	495	626

COP, 5.00%, 12/15/2028	540	690

Total Nebraska		22,764

New Hampshire — 0.3%

New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,443

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,345

Total New Hampshire		5,788

New Jersey — 4.5%

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,233

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	943

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,754

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,220

Rev., 5.00%, 6/15/2027	435	538

Rev., 5.00%, 6/15/2028	400	505

Rev., 5.00%, 6/15/2029	500	641

Rev., 5.00%, 6/15/2030	275	358

Rev., 5.00%, 6/15/2031	500	657

New Jersey Institute of Technology, Tax-Exempt

Series 2020A, Rev., 5.00%, 7/1/2027	175	216

Series 2020A, Rev., 5.00%, 7/1/2028	200	253

Series 2020A, Rev., 5.00%, 7/1/2029	270	350

Series 2020A, Rev., 5.00%, 7/1/2030	415	534

Series 2020A, Rev., 5.00%, 7/1/2032	725	925

New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2027	3,700	4,574

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,585

Series A, Rev., 5.00%, 6/15/2029	5,350	6,376

Series A, Rev., 5.00%, 6/15/2031	4,750	5,629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	111

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.82%, 10/1/2021 (b)	10,000	10,037

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,223

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,407

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,533

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,568

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,119

Township of South Brunswick GO, 5.00%, 9/1/2022	425	446

Total New Jersey		76,624

New Mexico — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,250

GO, 5.00%, 8/1/2025	500	590

GO, 5.00%, 8/1/2026	650	790

Total New Mexico		2,630

New York — 7.9%

Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,552

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	628

City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,921

County of Monroe

GO, 5.00%, 6/1/2028	350	449

GO, 5.00%, 6/1/2029	400	525

County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,069

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	833

GO, 4.00%, 12/1/2029	670	823

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,127

Long Island Power Authority, Electric System

Rev., 5.00%, 9/1/2025	500	592

Rev., 5.00%, 9/1/2027	500	628

Rev., 5.00%, 9/1/2028	750	943

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	446

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,431

Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,658

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	869

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,238

New York City Industrial Development Agency, Yankee Stadium Project

Rev., AGM, 5.00%, 3/1/2028	1,000	1,264

Rev., AGM, 5.00%, 3/1/2029	2,000	2,586

Rev., AGM, 4.00%, 3/1/2031	2,500	3,071

Rev., AGM, 4.00%, 3/1/2032	1,500	1,837

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,940

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,218

Series 1, Rev., 4.00%, 7/1/2031	4,255	5,218

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,966

New York State Dormitory Authority, New School University Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,243

New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,809

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2029	475	579

Series 2021A, Rev., 4.00%, 7/1/2030	550	679

Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,623

Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,368

Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,239

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	7,917

New York State Dormitory Authority, State Sales Tax Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,886

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,763

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2027	800	991

Rev., 5.00%, 12/1/2028	500	632

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	332

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	340

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,740

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022 (d)	4,800	5,063

Series 2015A, Rev., 5.00%, 10/15/2024 (d)	4,500	5,173

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	462

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,929

Syracuse Industrial Development Agency, School District Project

Series 2020A, Rev., 5.00%, 5/1/2030	555	704

Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,489

Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,083

Town of Oyster Bay, Public Improvement

GO, 4.00%, 11/1/2026	800	933

GO, 4.00%, 11/1/2027	675	800

Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,553

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,957

Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	10,693

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,757

Total New York		135,569

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.3%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,799

State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 9/10/2021	700	723

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/1/2021 (b)	5,750	5,762

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	489

Total North Carolina		21,773

Ohio — 1.3%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	378

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,008

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	178

Series 2018A, Rev., 5.00%, 10/1/2027	250	314

Series 2018A, Rev., 5.00%, 10/1/2028	250	316

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	230

County of Franklin, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.45%, 9/10/2021 (b)	4,000	4,000

County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,392

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,573

Rev., 5.00%, 8/15/2024	1,655	1,869

Cuyahoga Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,780

Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project

Rev., 5.00%, 12/1/2025	250	290

Rev., 5.00%, 12/1/2026	625	743

Rev., 5.00%, 12/1/2029	800	1,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	113

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.09%, 9/7/2021 (c)	2,500	2,500

Total Ohio		22,576

Oklahoma — 2.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	466

Rev., 4.00%, 12/1/2029	415	510

Rev., 4.00%, 12/1/2030	435	531

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	418

Rev., 5.00%, 9/1/2026	820	962

Rev., 5.00%, 9/1/2027	1,250	1,496

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	10,690

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,564

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	786

Rev., 4.00%, 12/1/2027	1,255	1,452

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	477

Rev., 5.00%, 9/1/2029	1,175	1,489

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	367

Muskogee Industrial Trust, Muskogee Public Schools Project

Rev., 5.00%, 9/1/2024	890	1,000

Rev., 5.00%, 9/1/2025	850	984

Rev., 5.00%, 9/1/2026	1,800	2,138

Rev., 5.00%, 9/1/2027	480	583

Rev., 4.00%, 9/1/2028	2,500	2,931

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	526

Rev., 5.00%, 10/1/2023	355	389

Rev., 5.00%, 10/1/2025	1,000	1,176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2027	125	147

Rev., 4.00%, 12/1/2028	175	207

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,000

University of Oklahoma (The), Tax Exempt

Series 2020B, Rev., 5.00%, 7/1/2026	810	977

Series 2020B, Rev., 5.00%, 7/1/2027	430	532

Series 2020B, Rev., 5.00%, 7/1/2028	455	577

Series 2020B, Rev., 5.00%, 7/1/2029	480	622

Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,440

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	696

Rev., 4.00%, 9/1/2027	725	832

Rev., 4.00%, 9/1/2028	300	348

Total Oklahoma		41,313

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	44

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,088

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,809

Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	504

Total Oregon		3,445

Pennsylvania — 7.2%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,542

Rev., 5.00%, 12/1/2022	3,000	3,181

Rev., 5.00%, 12/1/2023	4,000	4,428

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,071

Rev., 5.00%, 11/1/2024	1,000	1,100

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2024	175	194

Rev., AGM, 4.00%, 12/1/2025	150	171

Rev., AGM, 4.00%, 12/1/2026	100	116

Rev., AGM, 4.00%, 12/1/2027	125	148

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	305

Series 2020A, Rev., 5.00%, 9/1/2027	200	251

Series 2020A, Rev., 5.00%, 9/1/2028	175	225

Series 2020A, Rev., 5.00%, 9/1/2029	175	230

City of Philadelphia, Water and Wastewater System

Series A, Rev., 5.00%, 7/1/2022	1,510	1,571

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,945

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	437

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	575

Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2021 (d)	5,000	5,040

County of Chester GO, 4.00%, 7/15/2028	2,500	3,063

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,745

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,792

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,828

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	867

Series A, GO, 4.00%, 10/1/2027	1,565	1,811

Series A, GO, 4.00%, 10/1/2028	920	1,060

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,810

Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,056

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,537

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,133

Panther Valley School District

GO, 2.00%, 10/15/2026	750	773

GO, 2.00%, 10/15/2027	680	697

GO, 2.00%, 10/15/2028	300	306

GO, 2.00%, 10/15/2029	300	304

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	5,864

GO, 5.00%, 10/1/2027	3,585	4,453

GO, 5.00%, 10/1/2028	3,585	4,558

GO, 5.00%, 10/1/2029	3,815	4,952

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,323

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.62%, 9/9/2021 (b)	13,000	13,096

Series A, Rev., 5.00%, 12/1/2021	655	663

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	295

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	451

GO, 5.00%, 10/1/2029	425	560

GO, 5.00%, 10/1/2030	250	332

Schuylkill Valley School District

GO, 5.00%, 4/1/2022	255	262

GO, 5.00%, 4/1/2022 (d)	95	98

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,644

Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	430

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	790

Rev., 5.00%, 6/1/2028	2,265	2,882

Rev., 5.00%, 6/1/2029	3,115	4,052

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 5.00%, 2/1/2028	2,590	3,275

Rev., AGM, 5.00%, 2/1/2029	2,750	3,560

Rev., AGM, 5.00%, 2/1/2030	2,925	3,814

Rev., AGM, 5.00%, 2/1/2031	4,750	6,165

State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,946

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	672

Series 2019B, GO, 4.00%, 10/1/2029	420	489

Total Pennsylvania		122,938

Rhode Island — 0.3%

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	115

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,425

Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,989

Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,448

Total Rhode Island		5,888

South Carolina — 0.5%

Piedmont Municipal Power Agency

Series 2021A, Rev., 3.00%, 1/1/2022	4,405	4,446

Series 2021A, Rev., 3.00%, 1/1/2023	3,315	3,440

Total South Carolina		7,886

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group

Series B, Rev., 4.00%, 11/1/2021	500	503

Series B, Rev., 5.00%, 11/1/2022	375	396

Total South Dakota		899

Tennessee — 1.6%

County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,340

County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,359

State of Tennessee

Series A, GO, 4.00%, 8/1/2022 (d)	7,000	7,249

Series 2021A, GO, 5.00%, 11/1/2033	3,980	5,470

Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	7,763

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,497

Series A, Rev., 4.00%, 5/1/2023	1,400	1,488

Total Tennessee		28,166

Texas — 4.8%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,402

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,161

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	305

Series 2018C, Rev., 5.00%, 8/1/2027	200	251

Series 2018C, Rev., 5.00%, 8/1/2029	325	401

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series 2017A, Rev., 5.00%, 1/1/2022	750	759

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,550

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,337

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	709

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	758

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	586

City of Denton GO, 5.00%, 2/15/2023	1,045	1,118

City of El Paso GO, 5.00%, 8/15/2025	4,035	4,756

City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2024	635	697

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,238

City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2025	1,195	1,390

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,490

County of Galveston, Unlimited Tax

GO, 4.00%, 2/1/2024	980	1,066

GO, 4.00%, 2/1/2025	800	897

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,634

Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,493

Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,656

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,188

Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	584

Hereford Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,667

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,727

Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.12%, 9/9/2021 (b)	1,665	1,673

Series 2017A, Rev., 5.00%, 10/15/2022	250	263

Series 2017A, Rev., 5.00%, 10/15/2028	250	295

Series 2017A, Rev., 5.00%, 10/15/2029	500	588

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	306

Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	619

Lewisville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2025	750	820

GO, PSF-GTD, 5.00%, 8/15/2026	750	819

GO, PSF-GTD, 5.00%, 8/15/2027	650	710

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022 (d)	60	62

Series B, Rev., 5.00%, 5/15/2023	4,700	4,859

North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,865

Odessa Junior College District, Consolidated Fund

Rev., AGM, 4.00%, 7/1/2022	740	763

Rev., AGM, 4.00%, 7/1/2023	950	1,016

Rev., AGM, 4.00%, 7/1/2025	440	499

Rev., AGM, 4.00%, 7/1/2026	300	348

Rev., AGM, 4.00%, 7/1/2027	430	508

Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,112

Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,008

S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	692

Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	262

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Rev., 5.00%, 10/1/2021	425	427

Rev., 5.00%, 10/1/2022	400	421

Rev., 5.00%, 10/1/2023	400	438

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,520	1,783

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Travis County Public Utility Agency

Rev., 5.00%, 8/15/2022	545	570

Rev., 5.00%, 8/15/2023	325	354

Rev., 5.00%, 8/15/2027	350	434

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,326

GO, PSF-GTD, 4.00%, 2/1/2030	800	994

GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,229

Total Texas		82,954

Utah — 0.9%

City of Salt Lake, International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,040

Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	10,380	12,167

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	543

Rev., AGM, 5.00%, 2/1/2025	250	288

Rev., AGM, 5.00%, 2/1/2027	720	881

Rev., AGM, 5.00%, 2/1/2029	1,070	1,303

Total Utah		16,222

Vermont — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	753

Rev., 5.00%, 10/1/2022	855	900

Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	405

Total Vermont		2,058

Virginia — 2.6%

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,101

County of Loudoun, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,311

Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,348

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,736

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,235

Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,523

Total Virginia		45,254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	117

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — 1.2%

Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	597

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,146

Total Washington		20,743

West Virginia — 0.2%

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,955

Wisconsin — 1.8%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	251

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	5,921

Series 1, GO, 5.00%, 11/1/2026	1,135	1,398

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,953

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,227

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,425

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2027	1,650	2,071

Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,546

Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,600

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	380

Total Wisconsin		30,772

Total Municipal Bonds (Cost $1,472,759)		1,532,599

Collateralized Mortgage Obligations — 0.0% (g)

FNMA, REMIC Series 2002-36, Class FS, 0.58%, 6/25/2032 (c) (Cost $69)	69	70

	SHARES (000)
Short-Term Investments — 10.3%

Investment Companies — 10.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $176,726)	176,646	176,734

Total Investments — 99.8% (Cost $1,649,554)		1,709,403
Other Assets Less Liabilities — 0.2%		2,964

NET ASSETS — 100.0%		1,712,367

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.1% (a)

Alabama — 0.4%

Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,303

Alaska — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	490	518

Arizona — 2.2%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (b)	260	276

Series 2021A, Rev., 4.00%, 12/15/2041 (b)	250	276

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	214

Series 2021A, Rev., 5.00%, 7/1/2033	155	200

Series 2021A, Rev., 4.00%, 7/1/2034	165	196

Series 2021A, Rev., 4.00%, 7/1/2035	185	218

Series 2021A, Rev., 4.00%, 7/1/2036	155	183

Series 2021A, Rev., 4.00%, 7/1/2041	500	584

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	250	280

Arizona State University, Green Bonds Series 2015A, Rev., 5.00%, 7/1/2028	75	88

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,440

La Paz County Industrial Development Authority, Harmony Public School Project

Rev., 4.00%, 2/15/2041	420	477

Rev., 4.00%, 2/15/2046	335	379

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	254

University of Arizona (The), Stimulus Plan for Economic and Educational Development

Series 2020A, Rev., 5.00%, 8/1/2025	250	295

Series 2020A, Rev., 5.00%, 8/1/2027	750	939

Total Arizona		7,299

California — 4.7%

California Community Housing Agency, Glendale Properties

Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	300	332

Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	500	544

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2022	100	102

Rev., 3.00%, 8/1/2025	50	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 4.00%, 12/1/2026 (b)	100	109

Series 2021A, Rev., 5.00%, 12/1/2027 (b)	50	58

Series 2021A, Rev., 5.00%, 12/1/2028 (b)	60	70

Series 2021A, Rev., 5.00%, 12/1/2029 (b)	100	118

Series 2021A, Rev., 5.00%, 12/1/2031 (b)	65	77

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	494

California Public Finance Authority, Enso Village Project, Green Bond

Series 2021B-1, Rev., 3.13%, 5/15/2029 (b)	300	306

Series 2021A, Rev., 5.00%, 11/15/2036 (b)	300	358

California School Finance Authority, Kipp Socal Projects

Series 2020A, Rev., 5.00%, 7/1/2027 (b)	80	98

Series 2020A, Rev., 5.00%, 7/1/2028 (b)	110	137

Series 2020A, Rev., 5.00%, 7/1/2029 (b)	140	178

Series 2020A, Rev., 5.00%, 7/1/2030 (b)	100	129

Series 2020A, Rev., 4.00%, 7/1/2040 (b)	295	341

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,794

California Statewide Communities Development Authority, Front Porch Communities & Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,189

Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038	4,185	5,104

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	500	552

CSCDA Community Improvement Authority, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (b)	575	549

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	666

Series 2020A, Rev., 5.00%, 7/1/2036	500	663

State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	385	408

Total California		15,431

Colorado — 3.5%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	236

COP, 4.00%, 12/1/2035	225	265

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	119

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Colorado — continued

COP, 4.00%, 12/1/2036	350		413

Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 4.00%, 12/1/2031	525		563

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2027	35		40

Rev., 4.00%, 5/1/2029	35		40

Rev., 4.00%, 5/1/2030	30		34

Rev., 4.00%, 5/1/2031	30		34

Rev., 4.00%, 5/1/2041	90		101

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (b)	595		636

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470		492

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (b)	300		343

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Class I, Rev., GNMA COLL, 4.25%, 11/1/2049	260		290

Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	980		1,058

Series 2020B, Class I, Rev., 3.75%, 5/1/2050	1,915		2,108

Colorado School of Mines, Institutional Enterprise Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.57%, 10/1/2021 (c)	950		948

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	(d)	—	(d)

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,952

Total Colorado			11,553

Connecticut — 2.2%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175		176

Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,038

Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,248

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,210		1,346

Series A-1, Rev., 4.00%, 11/15/2045	170		179

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	675		728

Subseries A-1, Rev., 4.00%, 11/15/2047	230		248

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (e)	225	233

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	308

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,572

Total Connecticut		7,076

Delaware — 0.8%

Delaware Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,706

District of Columbia — 2.3%

District of Columbia, Gallaudet University Project

Rev., 5.00%, 4/1/2027	150	185

Rev., 5.00%, 4/1/2028	160	202

Series 2021A, Rev., 4.00%, 4/1/2033	165	202

Series 2021A, Rev., 4.00%, 4/1/2034	160	194

Series 2021A, Rev., 4.00%, 4/1/2035	200	240

Series 2021A, Rev., 4.00%, 4/1/2036	200	241

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (b)	400	487

District of Columbia, Two Rivers Public Charter School, Inc.

Rev., 3.00%, 6/1/2030	1,000	1,035

Rev., 5.00%, 6/1/2040	1,000	1,178

Rev., 5.00%, 6/1/2050	500	580

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,745

Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,176

Total District of Columbia		7,465

Florida — 8.1%

Broward County Water & Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,872

City of Pompano Beach, John Knox Village Project

Rev., 3.50%, 9/1/2035	1,000	1,109

Rev., 4.00%, 9/1/2040	1,000	1,123

City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,747

County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	894

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects

Rev., 4.00%, 7/1/2027	290	329

Rev., 4.00%, 7/1/2028	150	172

Rev., 4.00%, 7/1/2029	155	176

Rev., 4.00%, 7/1/2030	215	242

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040 (b)	500	583

Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	122

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,257

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,222

Palm Beach County Health Facilities Authority, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (f)	1,100	1,113

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	614

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,576

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (b)	210	239

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,675

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	735

Total Florida		26,800

Georgia — 1.6%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2027	335	412

Rev., 5.00%, 7/1/2028	350	441

Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (e)	500	637

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,029

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	530

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (b)	415	466

Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	607

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	360	386

Series B, Rev., 4.00%, 12/1/2047	695	750

Total Georgia		5,258

Guam — 0.2%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	405

Rev., 5.00%, 7/1/2024	300	335

Total Guam		740

Illinois — 4.7%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	66	66

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	87	87

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	135	167

Series 2021A, Rev., 5.00%, 5/15/2033	145	179

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2030	130	156

Rev., 4.00%, 11/1/2031	135	163

Rev., 4.00%, 11/1/2041	375	440

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	436

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,635	1,812

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	600	645

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	591

Southern Illinois University

Series 2021A, Rev., 4.00%, 4/1/2027	775	904

Series 2021A, Rev., 4.00%, 4/1/2028	715	845

Series 2021A, Rev., 4.00%, 4/1/2029	400	478

Series 2021A, Rev., 4.00%, 4/1/2030	525	633

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	121

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2021A, Rev., 4.00%, 4/1/2031	500	609

Series 2021A, Rev., 5.00%, 4/1/2032	375	487

Series 2021A, Rev., 5.00%, 4/1/2033	300	389

Southwestern Illinois Development Authority, Flood Prevention District Council Project

Rev., 5.00%, 4/15/2026	250	298

Rev., 5.00%, 4/15/2027	365	446

Rev., 5.00%, 4/15/2028	390	488

Rev., 5.00%, 4/15/2029	290	369

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2035	1,170	1,523

GO, 5.00%, 12/15/2036	1,460	1,894

GO, 4.00%, 12/15/2037	1,000	1,173

Total Illinois		15,278

Indiana — 4.1%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	497

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570	592

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,215

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 4.00%, 10/1/2034	165	192

Rev., 4.00%, 10/1/2035	220	256

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,313

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2031	100	129

Rev., 4.00%, 6/1/2033	110	132

Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	1,000	1,358

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,963

Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	955	1,057

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	510

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,183

Total Indiana		13,397

Iowa — 1.1%

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 5.00%, 9/1/2028	195	221

Rev., 5.00%, 9/1/2030	110	124

Rev., 5.00%, 9/1/2031	105	118

Rev., 5.00%, 9/1/2036	445	491

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,085	1,160

Iowa Student Loan Liquidity Corp., Student Loan

Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,168

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	377

Total Iowa		3,659

Kansas — 0.1%

City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2036	300	346

Louisiana — 0.9%

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	854

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (b)	450	506

Series 2021A, Rev., 5.00%, 6/1/2041 (b)	525	578

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385	424

Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440	477

Total Louisiana		2,839

Maine — 0.7%

City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	474

Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village

Series 2020A, Rev., 4.00%, 7/1/2024	250	274

Series 2020A, Rev., 4.00%, 7/1/2028	860	1,025

Maine State Housing Authority, Mortgage Purchase

Series A-1, Rev., AMT, 4.50%, 11/15/2028	25	25

Series B, Rev., AMT, 4.00%, 11/15/2043	30	31

Series A, Rev., 4.00%, 11/15/2045	370	389

Total Maine		2,218

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — 1.0%

County of Baltimore, McDonogh School Facility

Series 2019B, Rev., 3.00%, 9/1/2024	320	329

Series 2019B, Rev., 3.00%, 9/1/2025	475	488

County of Baltimore, Riderwood Village, Inc., Project

Rev., 4.00%, 1/1/2032	475	561

Rev., 4.00%, 1/1/2033	600	708

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	192

Rev., 5.00%, 6/1/2031	175	231

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	840	911

Total Maryland		3,420

Massachusetts — 5.8%

Massachusetts Bay Transportation Authority, Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,131

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	4,001

Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,442

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2029	150	193

Series 2021G, Rev., 5.00%, 7/1/2030	150	197

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,189

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	65	67

Series 183, Rev., 3.50%, 12/1/2046	135	142

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,145	1,262

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,931

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,686

Total Massachusetts		19,241

Michigan — 1.0%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2030	475	596

Series 2021A, GO, 5.00%, 4/1/2031	215	273

Eastern Michigan University

Series A, Rev., 5.00%, 3/1/2030	575	696

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	605	645

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., VRDO, 1.45%, 9/1/2021 (e)	570	570

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	135

Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	131

Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	134

Total Michigan		3,180

Minnesota — 1.8%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,277

City of Woodbury, Charter School Lease

Series 2021A, Rev., 4.00%, 7/1/2031	175	198

Series 2021A, Rev., 4.00%, 7/1/2041	445	493

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	20	20

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	17	17

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	155	155

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,019

Rev., 5.25%, 8/1/2025	1,070	1,075

Rev., 5.25%, 8/1/2026	825	828

Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	460	496

Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	367

State of Minnesota, Various Purpose Series A, GO, 5.00%, 10/1/2021 (f)	35	35

Total Minnesota		5,980

Mississippi — 0.4%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,260	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	123

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 1.3%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,267

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	850	893

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,810	1,992

Total Missouri		4,152

Nebraska — 0.6%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,167

Rev., 5.00%, 7/1/2031	720	822

Total Nebraska		1,989

Nevada — 0.4%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	667

Rev., 5.00%, 9/1/2029	620	758

Total Nevada		1,425

New Hampshire — 2.2%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,046

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,135

New Hampshire Business Finance Authority, Springpoint Senior Living Project

Rev., 4.00%, 1/1/2026	265	301

Rev., 4.00%, 1/1/2027	250	289

Rev., 4.00%, 1/1/2028	290	332

Rev., 4.00%, 1/1/2031	290	327

Rev., 4.00%, 1/1/2041	750	827

Total New Hampshire		7,257

New Jersey — 4.3%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	130

Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	132

Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	135

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	80

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99

Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	121

Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	91

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,405

Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	226

Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project

Rev., 4.00%, 7/15/2023 (b)	115	122

Rev., 4.00%, 7/15/2025 (b)	370	412

Rev., 4.00%, 7/15/2027 (b)	400	460

Rev., 4.00%, 7/15/2029 (b)	430	506

Rev., 4.00%, 7/15/2030 (b)	200	237

New Jersey Economic Development Authority, School Facilities Construction

Rev., 5.00%, 6/15/2030	270	352

Rev., 5.00%, 6/15/2033	300	392

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2033	350	449

Series 2020A, Rev., 5.00%, 7/1/2034	280	358

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,039

Series A, Rev., AGM, 5.00%, 7/1/2023	820	892

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,285

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,011

Series A, Rev., 5.00%, 12/1/2024	1,100	1,261

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (e)	1,000	1,007

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	885	992

Total New Jersey		14,194

New Mexico — 0.4%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,060	1,175

New York — 4.9%

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2031	150	169

Series 2021A, Rev., 4.00%, 6/15/2041	135	150

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	897

Metropolitan Transportation Authority Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,313

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,057

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,277

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	668

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,171

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,633

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	2,002

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,364

State of New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	785	831

Series 195, Rev., 4.00%, 10/1/2046	745	790

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (b)	1,250	1,303

Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	414

Total New York		16,039

North Carolina — 1.4%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,224

North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	659

North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	605	675

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (e)	500	599

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	330

North Carolina Medical Care Commission, The Forest at Duke Project

Rev., 4.00%, 9/1/2033	180	215

Rev., 4.00%, 9/1/2041	415	486

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	101

Series 2020A, Rev., 5.00%, 10/1/2027	200	250

Total North Carolina		4,539

North Dakota — 0.8%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	280	300

Series D, Rev., 4.00%, 7/1/2046	750	794

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	880	955

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	575

Total North Dakota		2,624

Ohio — 4.6%

American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds Series 2019A, Rev., 5.00%, 2/15/2035	825	1,035

Butler County Port Authority, Community First Solutions

Rev., 4.00%, 5/15/2037	210	248

Rev., 4.00%, 5/15/2038	110	130

Rev., 4.00%, 5/15/2039	115	135

Rev., 4.00%, 5/15/2040	115	135

Rev., 4.00%, 5/15/2041	125	146

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	240	247

Rev., 5.00%, 5/1/2030	250	277

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,804

Northeast Ohio Medical University

Series 2021A, Rev., 5.00%, 12/1/2028	125	155

Series 2021A, Rev., 5.00%, 12/1/2030	65	83

Series 2021A, Rev., 4.00%, 12/1/2035	150	176

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2019C, Rev., 1.63%, 12/1/2026 (e)	500	517

Series 2019B, Rev., 5.00%, 12/1/2031	750	974

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	125

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	940	1,055

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	570	616

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,453

Series B, Rev., 5.00%, 12/1/2029	1,615	1,927

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (b)	245	253

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	407

Youngstown State University, General Receipts

Rev., AGM, 4.00%, 12/15/2029	550	681

Rev., AGM, 4.00%, 12/15/2030	490	615

Total Ohio		15,069

Oklahoma — 0.1%

Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (e)	200	201

Oregon — 0.3%

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	170	171

Series 2021A, Rev., 5.00%, 11/15/2036	305	370

Series 2021A, Rev., 5.00%, 11/15/2046	500	592

Total Oregon		1,133

Other — 0.3%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (e)	925	927

Pennsylvania — 6.5%

Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	768

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	642

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2024	345	385

Rev., 4.00%, 12/1/2025	250	287

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 4.00%, 12/1/2026	250	293

Rev., 5.00%, 12/1/2027	200	251

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	185	237

Rev., 5.00%, 12/1/2037	200	255

City of Erie Higher Education Building Authority

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	115

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	113

Delaware County Authority, Neumann University

Rev., 4.00%, 10/1/2022	200	207

Rev., 5.00%, 10/1/2023	240	260

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (e)	3,350	4,060

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	379

Series 2021A, Rev., 4.00%, 5/1/2041	885	964

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	849

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	210

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	770	809

Series 122, Rev., AMT, 4.00%, 10/1/2046	255	273

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	927

Series 2020E, Rev., 5.00%, 3/1/2030	290	387

Series 2020E, Rev., 5.00%, 3/1/2031	710	940

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,225

Rev., AGM, 5.00%, 12/1/2026	1,550	1,885

Rev., AGM, 5.00%, 12/1/2027	680	835

Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,368

West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project

Series 2021A, Rev., 4.00%, 11/15/2029	135	162

Series 2021A, Rev., 4.00%, 11/15/2030	190	228

Series 2021A, Rev., 4.00%, 11/15/2031	195	233

Series 2021A, Rev., 4.00%, 11/15/2036	365	430

Series 2021A, Rev., 4.00%, 11/15/2041	370	432

Total Pennsylvania		21,634

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — 0.7%

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	200	202

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	210	224

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	535	578

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,174

Total South Carolina		2,178

South Dakota — 0.8%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	850	901

Series A, Rev., 4.00%, 5/1/2049	1,650	1,813

Total South Dakota		2,714

Tennessee — 1.4%

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,428

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2030	105	123

Series 2021B, Rev., 4.00%, 10/1/2031	220	256

Series 2021B, Rev., 4.00%, 10/1/2041	400	454

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,083

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	85	88

Rev., 3.50%, 1/1/2048	1,095	1,173

Total Tennessee		4,605

Texas — 5.3%

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2027	100	119

Series 2021A, Rev., 5.00%, 8/15/2028	40	47

Series 2021A, Rev., 4.00%, 8/15/2029	40	45

Series 2021A, Rev., 4.00%, 8/15/2030	40	45

Series 2021A, Rev., 4.00%, 8/15/2031	45	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Arlington Higher Education Finance Corp., Kipp Texas, Inc.

Rev., PSF-GTD, 5.00%, 8/15/2023	150	164

Rev., PSF-GTD, 5.00%, 8/15/2024	140	159

Rev., PSF-GTD, 5.00%, 8/15/2025	200	236

Rev., PSF-GTD, 5.00%, 8/15/2026	220	267

Rev., PSF-GTD, 5.00%, 8/15/2027	250	312

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 4.00%, 8/15/2031	200	216

Rev., 5.00%, 8/15/2041	300	332

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	276

Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,302

Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	396

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	577

Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2046	1,000	1,164

City of Austin, Water & Wastewater System Rev., 5.00%, 11/15/2027	665	842

Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (e)	500	505

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	169

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	226

Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,325

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	299

Series 2017A, Rev., 5.00%, 10/15/2027	500	595

Midtown Redevelopment Authority, Tax Increment Contract

Rev., 4.00%, 1/1/2031	365	434

Rev., 4.00%, 1/1/2032	500	588

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	127

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2049	550	627

Newark Higher Education Finance Corp., The Hughen Center, Inc.

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	234

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	263

Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (e)	340	352

Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (e)	750	774

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500	578

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	523

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	755	839

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	480

Total Texas		17,610

Utah — 3.1%

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2030 (b)	1,000	1,111

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	500	526

Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	265

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,075

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (b)	535	561

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	780	837

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,427

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,264

Total Utah		10,066

Vermont — 1.8%

Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	645	672

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,078

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,563

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,476

Total Vermont		5,789

Virginia — 0.4%

Henrico County Economic Development Authority, Westminster Canterbury Richmond

Rev., 3.00%, 10/1/2029	500	560

Rev., 3.00%, 10/1/2030	500	558

Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	210

Total Virginia		1,328

Washington — 4.2%

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,014

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	151

Rev., 5.00%, 1/1/2028	125	154

Rev., 5.00%, 1/1/2029	125	157

Rev., 4.00%, 1/1/2031	330	396

Rev., 4.00%, 1/1/2034	500	590

Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,276

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	902

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032 (b)	1,100	1,265

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,475	1,567

Total Washington		13,644

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 4.0%

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	293

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	568

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200	183

Public Finance Authority, The Carmelite System, Inc., Obligated Group

Rev., 3.25%, 1/1/2025	580	631

Rev., 3.25%, 1/1/2026	1,545	1,700

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	283

Rev., 5.00%, 7/1/2025	250	293

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022 (f)	520	544

Series 2017A, Rev., 5.00%, 9/1/2023 (f)	550	600

Series 2017A, Rev., 5.00%, 9/1/2024 (f)	580	659

Series 2017A, Rev., 5.00%, 9/1/2025 (f)	235	276

Series 2017A, Rev., 5.00%, 9/1/2026 (f)	385	466

Series 2017A, Rev., 5.00%, 9/1/2027 (f)	785	978

Wisconsin Health and Educational Facilities Authority, Gundersen Health System Series 2021A, Rev., 4.00%, 10/15/2034	725	888

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin

Rev., 4.00%, 2/1/2022	280	283

Rev., 4.00%, 2/1/2023	280	292

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	492

Series C, Rev., 5.00%, 2/15/2028	575	705

Series C, Rev., 5.00%, 2/15/2029	375	457

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,466

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	975

Total Wisconsin		13,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — 0.5%

Wyoming Community Development Authority

Series 5, Rev., 4.00%, 12/1/2046	590	637

Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,089

Total Wyoming		1,726

Total Municipal Bonds (Cost $305,608)		322,141

	SHARES (000)
Short-Term Investments — 1.5%

Investment Companies — 1.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g) (h) (Cost $4,871)	4,870	4,873

Total Investments — 99.6% (Cost $310,479)		327,014
Other Assets Less Liabilities — 0.4%		1,449

NET ASSETS — 100.0%		328,463

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	129

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	12/2021	USD	(1,776)	(6)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)

Alabama — 1.7%

Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031 (b)	5,000	6,238

City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	30

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,121

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	619

Series 2019A, Rev., 4.00%, 9/1/2037	800	962

Series 2019A, Rev., 4.00%, 9/1/2038	830	994

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	543

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	913

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	179

Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		11,635

Alaska — 0.3%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	485	513

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,700

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	70

Total Alaska		2,283

Arizona — 2.4%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	382

Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,751

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	276

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,151

Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,489

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	4,072

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	1,296

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,065

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (d)	2,515	2,931

City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	30

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187

County of Pinal Rev., 4.00%, 8/1/2036	50	59

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	424

Series 2018A, Rev., 5.00%, 7/1/2033	150	182

Series 2018A, Rev., 5.00%, 7/1/2037	200	241

Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	12

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

Total Arizona		16,608

Arkansas — 0.1%

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	419

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	119

University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	223

University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	124

Total Arkansas		885

California — 7.4%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	75

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	131

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	557

California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,235

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	299

California Public Finance Authority, Enso Village Project, Green Bond Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	580

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	592

Rev., 5.00%, 10/15/2047	1,000	1,172

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2022 (d)	80	83

Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	191

Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	179

Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	173

Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	178

Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	182

Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	237

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12

California State University, Systemwide

Series 2019A, Rev., 5.00%, 11/1/2036	30	39

Series 2016A, Rev., 5.00%, 11/1/2041	45	53

Series 2017A, Rev., 5.00%, 11/1/2042	30	37

Series 2016A, Rev., 5.00%, 11/1/2045	25	30

California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,555

City of Los Angeles Department of Airports, International Airport Subordinate

Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,346

Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	196

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	668

GO, 3.00%, 8/1/2031	30	32

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Series 2021A-1, Rev., 2.88%, 8/1/2041 (d)	365	377

Rev., 3.13%, 8/1/2056 (d)	2,000	2,036

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (d)	1,500	1,655

CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	2,330

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,859

East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	602

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 4.00%, 7/1/2037	450	555

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,231

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	895

Franklin-McKinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,622

Huntington Beach Union High School District

COP, AGM, 5.00%, 9/1/2031	115	157

COP, AGM, 4.00%, 9/1/2032	100	126

COP, AGM, 4.00%, 9/1/2033	110	137

COP, AGM, 4.00%, 9/1/2034	115	142

COP, AGM, 4.00%, 9/1/2035	100	123

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,020

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023 (c)	60	66

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	27

Los Angeles Department of Water and Power, Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	45

Series 2014D, Rev., 5.00%, 7/1/2044	60	68

Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37

Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project Rev., 4.00%, 8/1/2035	150	166

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	45

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	8,183

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	793

Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	16

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	185

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,615

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	513

San Lorenzo Valley Unified School District, Election of 2020

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,157

Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,069

Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	34

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,151

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

State of California GO, AGM, 5.25%, 8/1/2032	5,000	7,044

Total California		50,873

Colorado — 3.4%

Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	740

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	717

Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,163

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	811

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,860

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,206

County of Adams COP, 4.00%, 12/1/2040	2,815	3,119

County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	250	327

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,895

Series A, Rev., 5.25%, 12/1/2045	1,000	1,080

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,270

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,098

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,173

State of Colorado, National Western Center Lease Purchase Financing Program, Tax-Exempt Series 2018A, COP, 5.00%, 9/1/2031	20	25

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,920

Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,117

Vauxmont Metropolitan District, Subordinate Convertible Tax

GO, AGM, 5.00%, 12/15/2024	265	302

GO, AGM, 5.00%, 12/15/2025	250	293

Total Colorado		23,093

Connecticut — 0.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	30	30

Series A-1, Rev., 4.00%, 11/15/2045	65	68

Subseries A-1, Rev., 4.00%, 11/15/2047	230	249

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,184

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	3,312

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	31

Series 2012G, GO, 4.00%, 10/15/2027	45	47

Series A, GO, 5.00%, 4/15/2029	150	185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	133

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	30

Series 2018B, Rev., 5.00%, 10/1/2033	55	70

Town of New Canaan

GO, 4.00%, 10/1/2036	240	290

GO, 4.00%, 10/1/2037	370	445

GO, 4.00%, 10/1/2039	100	120

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		6,078

Delaware — 1.5%

County of New Castle GO, 5.00%, 4/1/2027	25	31

Delaware Health Facilities Authority, BayHealth Medical Center Project

Series 2017A, Rev., 4.00%, 7/1/2033	25	29

Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,436

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,157

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Series A, Rev., 5.00%, 9/1/2036	500	583

Series A, Rev., 5.00%, 9/1/2046	500	574

Rev., 5.00%, 9/1/2050	1,500	1,847

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,571

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	751

Total Delaware		9,979

District of Columbia — 1.5%

District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023 (c)	1,000	1,105

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2027	30	37

Series 2017B, Rev., 5.00%, 7/1/2037	25	30

Rev., 4.00%, 7/1/2039	600	688

Rev., 4.00%, 7/1/2044	1,240	1,405

District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	28

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	298

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Metropolitan Washington Airports Authority Aviation

Series A, Rev., AMT, 5.00%, 10/1/2030	50	60

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	514

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,065

Total District of Columbia		10,230

Florida — 3.2%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23

City of Lakeland, Capital Improvement

Series 2021A, Rev., 5.00%, 10/1/2038	200	279

Series 2021A, Rev., 5.00%, 10/1/2039	275	388

Series 2021A, Rev., 5.00%, 10/1/2040	290	413

Series 2021A, Rev., 5.00%, 10/1/2041	200	286

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18

City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27

City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	32

City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	23

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,478

City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,278

County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,722

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,991

County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	118

County of Sarasota, Utility System

Series 2019A, Rev., 5.00%, 10/1/2038	25	31

Series 2016A, Rev., 4.00%, 10/1/2043	65	73

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	38

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	153

Florida Development Finance Corp., The Mayflower Retirement Community Project Series 2021A, Rev., 4.00%, 6/1/2041 (d)	2,325	2,661

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	717

Rev., AGM, 4.00%, 10/1/2035	1,000	1,193

Rev., AGM, 4.00%, 10/1/2036	370	439

Florida Gulf Coast University Financing Corp., Housing Project

Series 2020A, Rev., 4.00%, 2/1/2035	300	358

Series 2020A, Rev., 4.00%, 2/1/2037	730	866

Series 2020A, Rev., 4.00%, 2/1/2038	535	632

Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	34

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	122

Series A, COP, 5.00%, 6/1/2034	40	49

Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	46

Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	238

South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	11

State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	69

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2037	725	846

Series 2020A, Rev., 4.00%, 10/15/2038	750	873

Series 2020A, Rev., 4.00%, 10/15/2039	350	406

Total Florida		21,979

Georgia — 4.4%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,709

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	1,985	2,238

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,133

Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,387

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	569

George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	1,352

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,341

Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	65	67

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,183

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,347

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,544

Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	143

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	904

Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,584

Total Georgia		30,501

Hawaii — 0.3%

City & County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	45

City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,300

Total Hawaii		2,345

Idaho — 0.0% (e)

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	90

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	135

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Idaho — continued

University of Idaho

Series 2018A, Rev., 5.00%, 4/1/2028 (c)	20	25

Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		121

Illinois — 4.6%

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	110

Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax

Series 2021B, GO, 4.00%, 2/1/2039	410	475

Series 2021B, GO, 4.00%, 2/1/2040	455	525

Series 2021B, GO, 4.00%, 2/1/2041	465	534

Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	305

County of Cook GO, 5.00%, 11/15/2034	700	840

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,452

DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	919

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	134

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12

Illinois Finance Authority, Presence Health Network

Series 2016C, Rev., 4.00%, 2/15/2027 (c)	20	23

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,055

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	576

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	364

Series 2017C, Rev., 5.00%, 3/1/2034	205	244

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	25

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,921

Series 2019A, Rev., 4.00%, 1/1/2044	65	76

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	726

GO, AGM, 4.00%, 2/1/2035	500	584

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	3,196

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	380

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,151

Series C, Rev., 5.25%, 1/1/2043	1,500	1,875

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	50

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	230

Series D, GO, 5.00%, 11/1/2024	325	370

GO, 4.00%, 8/1/2025	25	26

GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	25

GO, 5.00%, 5/1/2027	175	195

GO, 5.00%, 6/1/2027	25	30

GO, 5.00%, 11/1/2028	20	24

Series 2012A, GO, 4.00%, 1/1/2029	45	46

Series 2012A, GO, 4.00%, 1/1/2030	225	228

GO, 5.50%, 1/1/2030	20	26

GO, 4.13%, 11/1/2031	20	23

GO, 4.00%, 6/1/2033	15	17

GO, 4.00%, 6/1/2036	25	28

GO, 4.00%, 6/1/2037	45	49

GO, 5.50%, 7/1/2038	3,000	3,224

State of Illinois Sales Tax

Series 2016C, Rev., 5.00%, 6/15/2022	25	26

Series D, Rev., 5.00%, 6/15/2027	15	18

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	148

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,238

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	100

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	10	10

GO, AGM, 4.00%, 1/1/2023	10	10

GO, AGM, 4.00%, 1/1/2024	75	81

GO, AGM, 4.00%, 1/1/2025	40	45

GO, AGM, 4.00%, 1/1/2026	65	74

GO, AGM, 4.00%, 1/1/2027	85	99

GO, AGM, 4.00%, 1/1/2028	65	77

GO, AGM, 4.00%, 1/1/2029	95	116

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	239

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		31,463

Indiana — 1.5%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	498

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	214

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	245

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 1/15/2023	10	11

Rev., 4.00%, 7/15/2031	240	279

Rev., 4.00%, 7/15/2032	350	404

Indiana Finance Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	29

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	195

Series 2020A, Rev., 5.00%, 7/1/2055	460	521

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 5.00%, 10/1/2028	260	319

Rev., 5.00%, 10/1/2030	240	302

Rev., 5.00%, 10/1/2031	250	318

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	18

Series A, Rev., 4.00%, 11/1/2043	1,125	1,255

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,348

Indiana Finance Authority, Parkview Health System, Inc. Series A, Rev., 4.00%, 11/1/2048	50	57

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022 (c)	4,000	4,080

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	36

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		10,258

Iowa — 0.0% (e)

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	305	323

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	19

Total Iowa		342

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	52

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,926

Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	33

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		2,015

Louisiana — 1.1%

City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11

Lafayette Consolidated Government

GO, 5.00%, 3/1/2029	125	161

GO, 5.00%, 3/1/2030	150	197

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	120

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	1,260

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	31

Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	788

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	137

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	57

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,557

Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,076

Total Louisiana		7,453

Maine — 0.4%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,311

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	101

Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	220	231

Total Maine		2,643

Maryland — 2.5%

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	59

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	328

County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,472

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,454

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	125

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	6,085

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	500	581

Rev., 4.00%, 6/1/2051	500	578

Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2028	10	12

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	140	147

Total Maryland		16,841

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 2.4%

City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	115

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,817

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,257

Massachusetts Development Finance Agency, Boston College Issue

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,090

Series 2020U, Rev., 5.00%, 7/1/2039	665	963

Series 2020U, Rev., 5.00%, 7/1/2040	535	783

Series 2017T, Rev., 4.00%, 7/1/2042	35	40

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	996

Rev., 5.00%, 1/1/2037	315	379

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2032	250	333

Series 2021G, Rev., 5.00%, 7/1/2038	300	392

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,070

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	245	258

Series 167, Rev., 4.00%, 12/1/2043	100	103

Series 169, Rev., 4.00%, 12/1/2044	260	268

Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12

University of Massachusetts Building Authority Project

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,604

Series 2017-1, Rev., 5.25%, 11/1/2042	50	63

Total Massachusetts		16,543

Michigan — 1.9%

Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	33

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	760

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,341

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,237

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	418

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,809

Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,193

Michigan State Building Authority, Facilities Program

Series 2016 I, Rev., 4.00%, 10/15/2036	50	57

Series 2015I, Rev., 4.00%, 4/15/2040	120	133

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	75	79

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	871

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,170

Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2021	1,500	1,515

University of Michigan Rev., 4.00%, 4/1/2034	50	57

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2039	25	27

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	167

Series 2021A, Rev., AGM, 5.00%, 11/15/2033	150	200

Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	642

Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		12,780

Minnesota — 2.0%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	136

Series 2017B, GO, Zero Coupon, 2/1/2027	400	351

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series 2017B, GO, Zero Coupon, 2/1/2028	225	190

Series 2017B, GO, Zero Coupon, 2/1/2030	880	678

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,414

City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	46

City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	272

Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2022	160	163

East Grand Forks Independent School District No. 595, School Building Series A, GO, 4.00%, 2/1/2027	15	17

Greenway Independent School District No. 316, Capital Appreciation

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,174

Series 2019F, GO, Zero Coupon, 2/1/2030	700	603

Series 2019F, GO, Zero Coupon, 2/1/2031	545	454

Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	31

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45	45

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,142

Rev., 4.00%, 3/1/2033	500	569

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	130	136

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	385	410

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	235	253

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,773

Total Minnesota		13,886

Mississippi — 0.6%

Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	24

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,666

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	139

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,131

Total Mississippi		3,821

Missouri — 0.8%

City of Sedalia COP, 4.00%, 7/15/2035	205	233

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,125

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series A, Rev., 4.00%, 6/1/2048	2,160	2,449

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	118

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	245	257

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	325	348

St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,670

Montana — 0.2%

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	55	57

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,431

Total Montana		1,488

Nebraska — 0.7%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,377

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,134

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2040	575	683

Series 2020A, Rev., 4.00%, 11/15/2041	300	356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	12

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	115

Series A, Rev., 5.00%, 1/1/2034	185	221

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,928

Nevada — 0.5%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	417

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,819

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,254

New Hampshire — 0.5%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,103

New Hampshire Business Finance Authority, The Lawrenceville School Project Series 2021A, Rev., 4.00%, 7/1/2051	2,000	2,364

Total New Hampshire		3,467

New Jersey — 5.0%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	113

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	289

New Jersey Economic Development Authority, School Facilities Construction

Series NN, Rev., 5.00%, 3/1/2024	150	161

Rev., 4.00%, 6/15/2046	1,375	1,595

Rev., 4.00%, 6/15/2050	1,000	1,156

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,287

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	125

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	700	784

New Jersey Transportation Trust Fund Authority

Series BB, Rev., 4.00%, 6/15/2038	1,500	1,729

Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,589

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,202

Series A, Rev., 5.00%, 6/15/2031	3,000	3,556

New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	7,358

New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,193

State of New Jersey, Covid-19 Emergency Bonds GO, 4.00%, 6/1/2032	2,000	2,521

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	1,000	1,249

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,167

Series A, Rev., 5.00%, 6/1/2046	1,000	1,201

Series A, Rev., 5.25%, 6/1/2046	1,500	1,836

Total New Jersey		34,317

New Mexico — 0.1%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	395	432

New York — 8.8%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,632

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	277

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13

County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,634

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (c)	70	74

Series D, Rev., 5.00%, 11/15/2031	400	478

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2012A, Rev., 5.00%, 11/15/2026	25	26

Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	118

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	631

Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	70

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	427

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	129

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,255

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	36

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	38

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	71

New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	949

New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,338

New York State Dormitory Authority, School Districts Financing Program

Series 2018A, Rev., 5.00%, 10/1/2031	50	61

Series 2016A, Rev., 5.00%, 10/1/2032	35	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	141

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2032	5,000	6,696

New York State Dormitory Authority, State Sales Tax

Series 2017A, Rev., 5.00%, 3/15/2036	100	122

Series 2018A, Rev., 5.00%, 3/15/2037	40	50

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,555

New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	18

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,158

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2019A, Rev., 5.00%, 3/15/2039	25	31

Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,356

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,551

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,707

Rev., AMT, 5.00%, 1/1/2036	1,125	1,359

Port Authority of New York & New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,470	8,491

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	56

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	235	248

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (d)	850	893

Rev., 5.38%, 11/1/2054 (d)	750	788

Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	98

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	244

GO, AGM, 4.00%, 11/15/2041	205	228

GO, AGM, 4.00%, 11/15/2042	315	349

GO, AGM, 4.00%, 11/15/2043	325	356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	103

Series 2018C, Rev., 5.00%, 11/15/2038	35	44

Series 2018A, Rev., 5.00%, 11/15/2045	105	130

Series 2021A-1, Rev., 4.00%, 5/15/2046	4,000	4,739

Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,689

Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	53

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,161

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	152

Total New York		59,879

North Carolina — 2.6%

City of Charlotte, Water & Sewer System Rev., 5.00%, 7/1/2029	10	12

City of Greensboro, Combined Water and Sewer System, Green Bond Rev., 5.00%, 6/1/2027	10	12

City of Raleigh, Limited Obligation Series A, Rev., 4.00%, 10/1/2022	30	31

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

County of Burke, Limited Obligation

Rev., 5.00%, 4/1/2025	15	17

Rev., 5.00%, 4/1/2031	25	31

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	105	124

Rev., 5.00%, 6/1/2028	805	949

Rev., 5.00%, 6/1/2030	400	466

North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	150	158

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	1,095	1,311

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,131

State of North Carolina Rev., 5.00%, 3/1/2033	7,735	9,888

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

University of North Carolina at Chapel Hill Series 2021B, Rev., 5.00%, 12/1/2039	2,205	2,982

Total North Carolina		18,137

North Dakota — 0.3%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series A, Rev., 4.00%, 7/1/2034	130	136

Series 2016D, Rev., 3.50%, 7/1/2046	285	305

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,430	1,644

Total North Dakota		2,085

Ohio — 3.3%

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (b)	100	100

Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	460	540

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	3,210	3,687

Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	290

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,169

County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,624

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,552

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,063

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2031	115	135

Series 2016A, Rev., 5.00%, 7/1/2032	35	41

Series A, Rev., 5.50%, 7/1/2039	1,000	1,071

Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	191

Greenville City School District, School Improvement GO, 5.25%, 1/1/2022 (c)	2,000	2,034

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	30

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	250	261

Series 2021A, Rev., 4.00%, 12/1/2045	115	131

Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	941

State of Ohio, Higher Education

Series B, GO, 5.00%, 8/1/2023	110	115

Series A, GO, 5.00%, 5/1/2033	1,500	1,859

University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	31

Total Ohio		22,877

Oklahoma — 0.7%

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	10

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,019

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	778

Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,955

Total Oklahoma		4,762

Oregon — 0.1%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	375

City of Sheridan, Full Faith and Credit GO, 4.00%, 12/1/2027	10	11

State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	45

Yamhill County School District No. 40 McMinnville GO, 4.00%, 9/10/2021	30	34

Total Oregon		470

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	143

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — 8.3%

Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,270

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	57

Rev., 5.00%, 11/1/2037	430	487

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,337

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	1,265

Central Dauphin School District

GO, 4.00%, 8/1/2026 (c)	10	12

GO, 4.00%, 2/1/2030	15	17

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,898

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,350

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,427

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,353

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	802

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,327

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,848

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	42

Rev., 5.00%, 11/1/2036	510	614

Rev., 5.00%, 11/1/2037	250	300

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	394

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Rev., 4.00%, 9/1/2036	1,655	1,937

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,296

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group

Rev., 5.00%, 5/15/2022 (c)	510	527

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,153

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 5.00%, 12/1/2044	350	405

Rev., 5.00%, 12/1/2049	500	577

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	115

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	2,950	2,969

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 118A, Rev., AMT, 3.50%, 4/1/2040	290	298

Series 122, Rev., AMT, 4.00%, 10/1/2046	265	284

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	386

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,379

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	28

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

Township of West Bradford

GO, 4.00%, 12/15/2040	600	696

GO, 4.00%, 12/15/2045	1,100	1,264

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	295

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	335	344

Rev., 4.00%, 12/15/2028	1,000	1,128

Rev., 5.00%, 12/15/2038	750	859

West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,523

Total Pennsylvania		57,050

Rhode Island — 0.0% (e)

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	252

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		284

South Carolina — 0.9%

City of Greenwood, Combined Public Utility System

Rev., 5.00%, 12/1/2023	220	243

Rev., 5.00%, 12/1/2026	340	417

Rev., 5.00%, 12/1/2028	250	322

Rev., 5.00%, 12/1/2030	675	886

City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	107

Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2027	10	12

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	205	219

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,204

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,478

Total South Carolina		5,888

South Dakota — 0.4%

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

GO, 4.00%, 8/1/2029	1,165	1,382

GO, 4.00%, 8/1/2030	610	719

GO, 4.00%, 8/1/2031	420	492

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	78

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	35	35

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	15	15

Series 2015D, Rev., 4.00%, 11/1/2045	255	271

Total South Dakota		2,992

Tennessee — 5.1%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	212

Series 2018B, GO, 5.00%, 6/1/2027	245	306

Series 2018B, GO, 5.00%, 6/1/2028	260	333

Series 2018B, GO, 5.00%, 6/1/2030	285	362

Series 2018B, GO, 4.00%, 6/1/2031	300	360

Series 2018B, GO, 4.00%, 6/1/2032	310	372

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Series 2018B, GO, 4.00%, 6/1/2038	395	469

Series 2018B, GO, 4.00%, 6/1/2039	410	486

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	795

GO, 4.00%, 6/1/2038	720	822

GO, 4.00%, 6/1/2039	750	856

County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,808

GO, 4.00%, 4/1/2034	1,485	1,797

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,701

Series 2017A, GO, 4.00%, 4/1/2039	25	28

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,589

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	918

Rev., 4.00%, 11/15/2043	105	121

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,427

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	2,226

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	120

Metropolitan Nashville Airport Authority (The)

Series 2015A, Rev., 5.00%, 7/1/2035	20	23

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,266

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,274

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,079

Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	2,500	3,338

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,534

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	145

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	10	10

Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	42

Total Tennessee		34,706

Texas — 5.4%

Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12

City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,598

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	57

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	515

City of El Paso GO, 4.00%, 8/15/2042	25	28

City of Garland GO, 5.00%, 2/15/2027	10	12

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022 (c)	35	36

City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,741

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,744

City of Laredo

GO, 5.00%, 2/15/2027	30	35

GO, 5.00%, 2/15/2032	40	50

City of Lucas, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	170	215

City of Mission, Combination Tax GO, AGM, 5.00%, 2/15/2031	575	714

City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	41

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	54

Rev., 5.00%, 2/1/2031	230	278

Rev., 5.00%, 2/1/2032	35	42

City of San Marcos GO, 5.00%, 8/15/2031	25	31

City of Temple, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.00%, 8/1/2031	50	59

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	53

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	536

Series B, Rev., 5.00%, 8/15/2024	345	391

Series 2016B, Rev., 5.00%, 8/15/2025	460	541

Rev., 6.00%, 8/15/2033	1,250	1,373

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	479

Rev., PSF-GTD, 4.00%, 4/1/2036	500	596

Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025 (c)	800	946

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606

County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	12

County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	10

County of Hidalgo

GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	97

Series 2018B, GO, 4.00%, 8/15/2038	40	47

County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18

Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	10

Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	26

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	555

Ennis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	30	38

Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	30	34

Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	43

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	30

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2024 (c)	15	17

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29

New Hope Cultural Education Facilities Finance Corp., Westminster Project

Rev., 4.00%, 11/1/2049	100	114

Rev., 4.00%, 11/1/2055	750	850

Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	153

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	232

North Texas Tollway Authority, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (c)	2,000	2,000

Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	36

Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	19

Permanent University Fund — University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	246

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	48

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24

Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	196

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	2,022

San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	69

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	54

Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	45

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,541

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,564

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,772

Texas Water Development Board, Water Implementation Fund

Series B, Rev., 5.00%, 4/15/2026	25	30

Series 2019A, Rev., 4.00%, 10/15/2037	500	606

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,501

Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,175

Total Texas		37,139

Utah — 0.4%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	552

City of Provo GO, 5.00%, 1/1/2032	10	12

City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	316

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32

Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	28

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	74

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2035	400	471

Rev., 4.00%, 10/15/2036	400	470

Rev., 4.00%, 10/15/2038	500	585

Rev., 4.00%, 10/15/2041	350	405

Total Utah		2,945

Vermont — 0.7%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	596

Series 2019A, GO, 4.00%, 11/1/2039	435	515

Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	165	177

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	751

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	635	671

Series A, Rev., AMT, 3.75%, 6/15/2030	890	940

Series A, Rev., AMT, 4.00%, 6/15/2031	315	335

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	147

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Vermont — continued

Series A, Rev., AMT, 4.00%, 6/15/2032	125	133

Series A, Rev., AMT, 4.00%, 6/15/2033	165	175

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	125	132

Total Vermont		4,462

Virginia — 0.9%

Capital Region Airport Commission, Richmond International Airport

Series 2016A, Rev., 4.00%, 7/1/2035	350	394

Series 2016A, Rev., 4.00%, 7/1/2036	320	361

City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,994

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program

Series B, Rev., 5.00%, 11/1/2021	150	151

Series B, Rev., 5.00%, 11/1/2021 (c)	15	15

Series B, Rev., 5.00%, 11/1/2026	5	5

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		5,976

Washington — 1.1%

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	32

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	41

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

Energy Northwest Series C, Rev., 5.00%, 7/1/2023	25	27

King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2028	15	18

Pierce and Lewis Counties School District No. 404, Unlimited Tax GO, 4.00%, 12/1/2025	5	6

Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	12

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,280

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,933

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,271

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022 (c)	495	506

Total Washington		7,311

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,134

Wisconsin — 2.9%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,054

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,122

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	787

Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	333

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,935

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,642

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	69

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	17

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,473

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	177

Series A, Rev., 5.00%, 7/1/2044	210	246

Series A, Rev., 5.00%, 7/1/2049	750	877

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2040	665	713

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	548

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,579

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	600	652

Total Wisconsin		20,224

Total Municipal Bonds (Cost $594,510)		646,584

	SHARES (000)
Short-Term Investments — 4.5%

Investment Companies — 4.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (f) (g) (Cost $30,740)	30,731	30,746

Total Investments — 98.8% (Cost $625,250)		677,330
Other Assets Less Liabilities — 1.2%		8,428

NET ASSETS — 100.0%		685,758

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(42)	12/2021	USD	(5,604)	(13)
U.S. Treasury 10 Year Ultra Note	(150)	12/2021	USD	(22,195)	(74)

					(87)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	149

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 88.6% (a)

Alabama — 0.9%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	136

Rev., 5.00%, 7/1/2024	150	170

Rev., 5.00%, 7/1/2025	250	295

Rev., 5.00%, 7/1/2026	225	273

Black Belt Energy Gas District, Gas Prepay Project No. 3

Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.64%, 9/9/2021 (b)	30,000	30,110

Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,507

Black Belt Energy Gas District, Gas Supply

Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/10/2021 (c)	2,340	2,404

City of Centre, Warrant

GO, 3.00%, 9/1/2021	100	100

GO, 3.00%, 9/1/2022	110	113

GO, 4.00%, 9/1/2023	215	230

City of Hamilton, Warrants

GO, 2.00%, 8/1/2022	370	376

GO, 5.00%, 8/1/2023	240	261

Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,829

Prattville Industrial Development Board, International Paper Co. Project

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	473

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	451

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,763

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,843

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,343

University of West Alabama, General Fee

Rev., AGM, 4.00%, 1/1/2022	150	152

Rev., AGM, 4.00%, 1/1/2023	120	126

Rev., AGM, 4.00%, 1/1/2024	125	135

Rev., AGM, 4.00%, 1/1/2025	150	166

Total Alabama		49,256

Alaska — 0.9%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2021	450	455

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued

Series 1, Rev., 5.00%, 5/1/2022	200	206

Series 1, Rev., 5.00%, 12/1/2022	500	530

Series 1, Rev., 5.00%, 12/1/2023	960	1,063

Series 1, Rev., 5.00%, 12/1/2024	870	1,001

Series 1, Rev., 5.00%, 12/1/2025	750	893

Series 1, Rev., 5.00%, 12/1/2026	675	827

Borough of North Slope Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,269

City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.01%, 9/10/2021 (c)	6,840	6,840

City of Valdez, Phillips Trans Alaska Project

Rev., VRDO, 0.04%, 9/8/2021 (c)	12,200	12,200

Rev., VRDO, 0.04%, 9/10/2021 (c)	23,100	23,100

Total Alaska		49,384

Arizona — 0.4%

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 9/10/2021	130	155

Arizona State University Series 2008A, Rev., VRDO, 0.02%, 9/8/2021 (c)	2,955	2,955

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	396

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	151

Series 2018A, Rev., 5.00%, 7/1/2024	200	224

Industrial Development Authority of The County of Yavapai, Regional Medical Center

Rev., 5.00%, 8/1/2022	380	397

Rev., 5.00%, 8/1/2023	325	354

Maricopa County Industrial Development Authority, HonorHealth

Series 2021A, Rev., 5.00%, 9/10/2021	700	855

Series 2021A, Rev., 5.00%, 9/1/2024	175	200

Series 2021A, Rev., 5.00%, 9/1/2025	725	858

Maricopa County Pollution Control Corp., Public Service Co. of New Mexico Palo Verde Project Series 2010A, Rev., VRDO, 0.07%, 9/8/2021 (c)	15,000	15,000

Maricopa County School District No. 24 Gila Bend

GO, AGM, 4.00%, 7/1/2022	300	310

GO, AGM, 5.00%, 7/1/2023	700	760

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	565

Total Arizona		23,180

Arkansas — 0.1%

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	312

Rev., 5.00%, 11/1/2022	410	433

City of Centerton, Green Bond Rev., 3.00%, 12/1/2021	125	126

City of Heber Springs, Water and Sewer, Green Bond

Rev., 3.00%, 11/1/2021	50	50

Rev., 3.00%, 11/1/2023	100	105

County of Sharp, Sales and Use Tax

Rev., 5.00%, 9/10/2021	495	507

Rev., 5.00%, 3/1/2023	540	575

University of Arkansas, Various Facility Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	333

University of Central Arkansas, Student Fee

Series 2020A, Rev., 5.00%, 11/1/2021	150	151

Series 2020A, Rev., 5.00%, 11/1/2022	200	211

Series 2020A, Rev., 5.00%, 11/1/2023	205	225

Series 2020A, Rev., 5.00%, 11/1/2024	160	182

Series 2020A, Rev., 5.00%, 11/1/2025	230	271

Series 2020A, Rev., 5.00%, 11/1/2026	220	267

Series 2020A, Rev., 5.00%, 11/1/2027	200	249

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 9/10/2021	85	88

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	75

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	142

Total Arkansas		4,302

California — 2.9%

California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	298

California Enterprise Development Authority, Riverside County, Library Facility Project

Rev., 4.00%, 11/1/2022	100	104

Rev., 4.00%, 11/1/2023	200	216

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,615	1,692

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	22,105

California Infrastructure & Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.37%, 9/9/2021 (b)	19,250	19,289

California Infrastructure & Economic Development Bank, Green Bond Series 2021A, Rev., 5.00%, 6/1/2026	4,500	5,479

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.40%, 10/1/2021 (b)	6,750	6,751

California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	250	251

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	272

Rev., 4.00%, 11/15/2022	280	291

Rev., 4.00%, 11/15/2023	290	311

California Municipal Finance Authority, Solid Waste Disposal, Republic Services, Inc.

Rev., 0.16%, 9/1/2021	5,750	5,750

Series 2021A, Rev., AMT, 0.22%, 10/1/2021 (c)	25,000	25,001

Rev., AMT, 0.30%, 1/18/2022 (c)	11,000	11,001

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	389

Rev., 5.00%, 5/15/2024	300	338

Rev., 5.00%, 5/15/2025	425	496

Rev., 5.00%, 5/15/2026	500	601

Rev., 5.00%, 5/15/2027	725	894

California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,851

California School Finance Authority, Green Dot Public School Projects Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	88

California School Finance Authority, Kipp Socal Projects

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	104

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	108

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	151

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	6,995

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,470

City of Tulare, Sewer System Series 2020A, Rev., 4.00%, 11/15/2021	110	111

Fairfax Elementary School District, Election of 2010 GO, AGM, 5.75%, 11/1/2021 (d)	750	757

Irvine Ranch Water District

Series 2011A-1, (SIFMA Municipal Swap Index Yield + 0.03%), 0.05%, 9/9/2021 (b)	10,000	9,998

Series 2011A-2, (SIFMA Municipal Swap Index Yield + 0.03%), 0.05%, 9/9/2021 (b)	7,100	7,098

Metropolitan Water District of Southern California, Waterworks Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/3/2021 (c)	5,500	5,500

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 9/10/2021	2,750	2,838

Rev., AMT, 5.00%, 5/1/2023	3,500	3,780

Riverside County Asset Leasing Corp., Southwest Justice Center Series 2008A, Rev., VRDO, AGC, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (c)	2,580	2,580

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (c)	6,605	6,605

South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,992

Stockton Public Financing Authority

Series 2018A, Rev., 5.00%, 9/10/2021	450	452

Rev., 5.00%, 3/1/2023	360	382

Rev., 5.00%, 3/1/2025	570	647

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/9/2021 (c) (e)	5,230	5,230

Total California		164,365

Colorado — 3.1%

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2028	6,460	8,418

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,617

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,453

City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,572

City of Colorado Springs

COP, 5.00%, 9/10/2021	155	164

COP, 5.00%, 12/1/2021	145	147

COP, 5.00%, 12/1/2023	100	111

City of Colorado Springs, Utilities System Improvement

Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/9/2021 (c)	4,825	4,825

Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/10/2021 (c)	3,410	3,410

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,470	1,513

Denver Health and Hospital Authority, 550 Acoma, Inc.

COP, 5.00%, 9/10/2021	295	312

COP, 5.00%, 12/1/2021	220	222

E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.38%, 9/7/2021 (b)	5,000	5,008

Regional Transportation District, Denver Transit Partners

Rev., 3.00%, 7/15/2023	50	52

Rev., 5.00%, 1/15/2024	200	221

Rev., 5.00%, 7/15/2024	150	169

Rev., 5.00%, 1/15/2025	165	189

Rev., 5.00%, 7/15/2025	200	233

Rev., 3.00%, 1/15/2026	110	121

Rev., 5.00%, 7/15/2026	225	270

State of Colorado

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,775

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,406

University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.01%, 9/10/2021 (c)	20,000	20,000

University of Colorado Hospital Authority, Health System

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2021 (c)	43,250	43,250

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	48,085	48,085

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (c)	24,000	24,000

Total Colorado		172,543

Connecticut — 2.4%

City of Derby

Series A, GO, 5.00%, 8/1/2022	75	78

Series A, GO, 5.00%, 8/1/2023	150	163

Series A, GO, 5.00%, 8/1/2024	85	97

City of Milford GO, BAN, 2.00%, 11/2/2021	20,485	20,552

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	52

GO, 5.00%, 9/1/2023 (d)	110	121

City of New Haven

Series 2019A, GO, 5.00%, 9/10/2021	1,000	1,039

Series 2019B, GO, 5.00%, 2/1/2022	700	712

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2020C-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	20,000	20,000

Series E, Subseries E-3, Rev., 1.63%, 9/10/2021 (c)	950	951

Rev., 0.38%, 11/15/2021 (c)	5,855	5,856

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,011

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,754

Connecticut State Health and Educational Facilities Authority, Stamford Hospital

Series L-1, Rev., 4.00%, 7/1/2022	500	515

Series L-1, Rev., 4.00%, 7/1/2023	275	293

Series L-1, Rev., 4.00%, 7/1/2024	300	330

Series L-1, Rev., 4.00%, 7/1/2025	300	339

Series L-1, Rev., 4.00%, 7/1/2026	350	405

Series L-1, Rev., 4.00%, 7/1/2027	350	413

Connecticut State Health and Educational Facilities Authority, University of New Haven Series K-1, Rev., 5.00%, 7/1/2022	675	699

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,502

State of Connecticut

Series 2020C, GO, 4.00%, 9/10/2021	850	967

Series G, GO, 5.00%, 11/1/2021	200	202

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,022

Series 2021C, GO, 5.00%, 7/15/2022	20,000	20,854

Series 2020C, GO, 3.00%, 6/1/2023	600	630

Series 2020C, GO, 4.00%, 6/1/2023	400	427

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,147

Series 2020C, GO, 4.00%, 6/1/2024	500	552

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,563

State of Connecticut, Health and Educational Facility Authority, The Hotchkiss School Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/9/2021 (c)	25,090	25,090

Town of South Windsor GO, BAN, 1.50%, 2/11/2022	3,000	3,019

Total Connecticut		133,355

Delaware — 0.1%

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,137

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2021	145	146

Series 2019A, Rev., 5.00%, 10/1/2022	150	157

Series 2019A, Rev., 5.00%, 10/1/2023	220	242

Total Delaware		6,682

District of Columbia — 1.2%

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	375	375

District of Columbia, Gallaudet University Project Rev., 5.00%, 9/10/2021	100	120

District of Columbia, Georgetown University Issue

Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/9/2021 (c)	1,190	1,190

Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/10/2021 (c)	9,580	9,580

District of Columbia, International School Rev., 5.00%, 7/1/2022	500	518

District of Columbia, Kipp DC Project Rev., 5.00%, 9/10/2021	100	108

District of Columbia, Medlantic/Helix Issue, Tranche II

Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2021 (c)	2,660	2,660

Series 111-A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	5,200	5,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	153

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Metropolitan Washington Airports Authority Aviation

Series 2021A, Rev., AMT, 5.00%, 9/1/2021	5,865	6,931

Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.01%, 9/9/2021 (c)	18,025	18,025

Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.01%, 9/10/2021 (c)	10,805	10,805

Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,849

Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,860

Total District of Columbia		66,221

Florida — 2.8%

City of Fort Myers, Subordinate Utility System

Series 2020B, Rev., AGM, 5.00%, 9/10/2021	5,100	6,024

Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,008

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,103

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,330

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,686

Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,710

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (c)	10,200	10,200

City of Tallahassee, Energy System Rev., 5.00%, 10/1/2021	40	40

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,673

Rev., 5.00%, 10/1/2024	2,550	2,924

County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	814

County of Miami-Dade, Aviation

Series 2020A, Rev., 5.00%, 9/10/2021	2,400	2,746

Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,750

Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,629

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.01%, 9/9/2021 (c)	2,400	2,400

County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,255

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,250

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2021	215	217

Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	236

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2021	115	115

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2022	55	56

Rev., 5.00%, 3/1/2023	185	197

Rev., 5.00%, 3/1/2024	110	121

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Rev., 5.00%, 3/1/2022	355	362

Rev., 5.00%, 3/1/2023	410	435

Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.02%, 9/9/2021 (c)	12,945	12,945

JEA Water and Sewer System

Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (c)	9,980	9,980

Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/10/2021 (c)	38,670	38,670

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	771

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	430

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	642

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project

Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/9/2021 (b)	10,500	10,500

Rev., AMT, 0.40%, 8/1/2023	2,600	2,598

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/9/2021 (c)	775	775

Orlando Utilities Commission, Utility System Series B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (c)	22,400	22,400

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

School Board of Miami-Dade County (The) Series 2014D, COP, 5.00%, 11/1/2021	450	454

Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	380	389

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

Rev., 5.00%, 3/1/2023	1,335	1,430

Rev., 5.00%, 3/1/2024	1,160	1,292

Total Florida		155,971

Georgia — 0.9%

City of Atlanta, Department of Aviation

Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,270

Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,325

Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,116

Series 2020A, Rev., 5.00%, 7/1/2026	4,000	4,870

Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,423

Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2021	30	30

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Rev., 5.00%, 7/1/2022	300	312

Georgia State Road and Tollway Authority

Rev., 5.00%, 6/1/2022	5,000	5,182

Rev., 5.00%, 6/1/2023	4,000	4,339

Main Street Natural Gas, Inc., Gas Supply

Series 2021C, Rev., 4.00%, 12/1/2022	400	419

Series 2021C, Rev., 4.00%, 12/1/2023	750	812

Series 2019A, Rev., 5.00%, 5/15/2024	1,500	1,685

Series 2021C, Rev., 4.00%, 12/1/2024	750	836

Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	4,255	4,255

Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,540

Private Colleges and Universities Authority, Emory University

Series B, Rev., 5.00%, 10/1/2021	310	311

Series 2020B, Rev., 5.00%, 9/1/2025	13,345	15,821

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	102

Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,759

Total Georgia		50,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.0% (f)

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2022	165	170

Series 2020A, Rev., 5.00%, 4/1/2023	355	382

Series 2020A, Rev., 5.00%, 4/1/2024	315	353

Series 2020A, Rev., 5.00%, 4/1/2025	330	383

Total Idaho		1,288

Illinois — 3.7%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2024	210	232

Series 2020C, GO, 4.00%, 11/1/2025	405	458

Series 2020C, GO, 4.00%, 11/1/2026	535	617

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,524

Series 2018C, GO, 4.00%, 12/1/2021	465	469

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2022	200	200

Series 2020A, GO, Zero Coupon, 1/1/2023	200	199

Series 2020A, GO, Zero Coupon, 1/1/2024	385	380

Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	160

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2024	500	556

Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,493

Chicago Park District, Unlimited Tax, Personal Property Replacement Tax Alternate Series 2011C, GO, 5.00%, 1/1/2022	175	178

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	303

Chicago Transit Authority Capital Grant Receipts

Rev., 5.00%, 6/1/2022	800	828

Rev., 5.00%, 6/1/2023	700	756

Rev., 5.00%, 6/1/2024	600	675

Rev., 5.00%, 6/1/2027	3,500	4,334

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	476

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,601

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,732

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,850

City of Danville

GO, 2.00%, 12/1/2021	255	255

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	155

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

GO, 3.00%, 12/1/2022	140	144

GO, 4.00%, 12/1/2023	145	156

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	231

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,534

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,089

City of Rock Island

Series A, GO, AGM, 3.00%, 12/1/2021	130	131

Series B, GO, AGM, 3.00%, 12/1/2021	200	201

City of Rockford, Sales Tax

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	131

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	141

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	152

City of Waukegan Series A, GO, AGM, 4.00%, 12/30/2023	525	566

Clay Wayne & Marion Counties Community Unit School District No. 35

GO, AGM, 5.00%, 12/1/2021	205	207

GO, AGM, 5.00%, 12/1/2022	165	174

GO, AGM, 5.00%, 12/1/2023	175	193

Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	275

Cook County Community Consolidated School District No. 146, Tinley Park, Limited Tax GO, 4.00%, 12/1/2021	200	202

Cook County Community Consolidated School District No. 34, Glenview, Limited Tax

GO, 4.00%, 12/1/2021	175	177

GO, 4.00%, 12/1/2022	150	157

GO, 4.00%, 12/1/2023	150	162

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2022	400	405

GO, 4.00%, 1/1/2023	300	315

GO, 4.00%, 1/1/2024	275	298

Cook County Community Unit School District No. 401, Elmwood Park GO, 4.00%, 12/1/2023	3,440	3,473

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,409

Series 2019B, GO, 3.50%, 12/1/2022	325	339

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 100, South Berwyn

Series 2019A, GO, 4.00%, 12/1/2021	100	101

Series 2019C, GO, 4.00%, 12/1/2021	165	166

Series 2019A, GO, 4.00%, 12/1/2022	235	245

Series 2019C, GO, 4.00%, 12/1/2022	605	630

Series 2019A, GO, 5.00%, 12/1/2023	345	378

Series 2019C, GO, 5.00%, 12/1/2023	660	723

Cook County School District No. 102, La Grange, Limited Tax

GO, AGM, 4.00%, 12/15/2021	840	849

GO, AGM, 4.00%, 12/15/2022	825	863

GO, AGM, 4.00%, 12/15/2023	825	893

GO, AGM, 4.00%, 12/15/2024	930	1,036

GO, AGM, 4.00%, 12/15/2025	985	1,125

Cook County School District No. 109, Indian Springs, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2023	125	135

Series 2020A, GO, 4.00%, 12/1/2024	400	445

Cook County School District No. 145, Arbor Park

Series 2019B, GO, 4.00%, 12/1/2021	150	151

Series 2019D, GO, 4.00%, 12/1/2023	110	119

Cook County School District No. 148, Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	455

Series 2018A, GO, 5.00%, 12/1/2022	725	763

Cook County School District No. 151, South Holland, Limited Tax GO, 4.00%, 4/1/2022	190	194

Cook County School District No. 160, Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	252

Series 2020A, GO, 4.00%, 12/1/2022	510	531

Series 2020A, GO, 4.00%, 12/1/2023	285	308

Series 2020A, GO, 4.00%, 12/1/2024	255	284

Cook County School District No. 160, Country Club Hills, Limited Tax

Series 2020B, GO, 4.00%, 12/1/2022	180	188

Series 2020B, GO, 4.00%, 12/1/2023	100	108

Series 2020B, GO, 4.00%, 12/1/2024	100	111

Cook County School District No. 63, East Maine, Limited Tax

GO, 5.00%, 12/1/2021	1,845	1,867

GO, 5.00%, 12/1/2022	1,935	2,037

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2024	315	351

GO, 4.00%, 12/1/2025	460	525

Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax

Rev., AGM, 4.00%, 12/15/2021	515	520

Rev., AGM, 4.00%, 12/15/2022	535	557

Rev., AGM, 4.00%, 12/15/2023	555	600

Rev., AGM, 4.00%, 12/15/2024	580	646

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2022	350	369

Series 2019B, GO, 5.00%, 12/1/2023	575	630

Cook County Township High School District No. 225, Glenbrook

GO, 5.00%, 12/1/2025	2,795	3,331

GO, 5.00%, 12/1/2026	2,565	3,157

Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,858

County of Cook

GO, 5.00%, 11/15/2021	700	706

Series A, GO, 5.00%, 11/15/2021	355	359

Series C, GO, 5.00%, 11/15/2022	180	191

County of Will

GO, 5.00%, 11/15/2021	270	273

GO, 5.00%, 11/15/2022	475	503

GO, 5.00%, 11/15/2023	525	581

Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,967

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2027	4,515	5,634

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,547

DuPage County School District No. 10 Itasca

GO, 5.00%, 1/1/2023	1,040	1,107

GO, 5.00%, 1/1/2024	1,090	1,210

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2022	210	213

Series A, GO, AGM, 4.00%, 1/1/2023	220	230

Series A, GO, AGM, 4.00%, 1/1/2024	225	242

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	722

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2021	135	136

Series 2019B, GO, 4.00%, 12/1/2023	245	266

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/10/2021 (c)	2,650	2,650

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	3,625	3,625

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project Rev., 5.00%, 9/10/2021	250	253

Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (c)	15,250	15,250

Illinois Finance Authority, Northshore University Health System

Series 2020A, Rev., 5.00%, 9/10/2021	1,250	1,478

Series 2020A, Rev., 5.00%, 8/15/2022	750	785

Series 2020A, Rev., 5.00%, 8/15/2023	500	547

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,140

Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 0.01%, 9/8/2021 (c)	3,425	3,425

Illinois Finance Authority, OSF Healthcare System

Rev., 5.00%, 11/15/2024 (c)	3,000	3,372

Rev., 5.00%, 11/15/2026 (c)	4,000	4,789

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.72%, 9/10/2021 (b)	1,125	1,128

Illinois Finance Authority, The University of Chicago Series 2004B, Rev., VRDO, 0.02%, 9/9/2021 (c)	14,369	14,369

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,805

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	585

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,619

Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2022	1,250	1,275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	157

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	176

Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	257

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	125

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	229

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	159

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	258

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	273

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	64

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	135

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 5.00%, 9/10/2021	1,375	1,440

Series B, GO, 4.00%, 10/1/2021	255	256

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	420

Lake County School District No. 70 Libertyville, Debt Certificates Rev., 4.00%, 1/1/2023	300	315

Lee and Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	162

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	248

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	177

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	264

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	127

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	768

GO, AGM, 4.00%, 5/1/2023	700	740

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	77

Series A, Rev., AGM, 4.00%, 12/1/2024	655	724

Sangamon County Community Unit School District No. 5, Ball-Chatham

Series B, GO, 5.00%, 1/1/2022	1,650	1,676

GO, 4.00%, 2/1/2023	2,015	2,121

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 9/10/2021	165	167

Series 2019C, GO, 4.00%, 1/1/2023	310	324

Series 2019C, GO, 4.00%, 1/1/2024	370	399

St. Charles Public Library District, Limited Tax

Rev., 3.00%, 11/1/2021	85	85

Rev., 4.00%, 11/1/2022	100	104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

State of Illinois

GO, 5.00%, 2/1/2024	3,370	3,740

GO, 5.50%, 5/1/2025	2,500	2,941

GO, 5.50%, 5/1/2026	5,000	6,062

State of Illinois Sales Tax Rev., 5.00%, 6/15/2023	990	1,074

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 9/10/2021	2,500	2,686

University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	2,550	2,550

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,222

GO, 4.00%, 12/1/2024	1,175	1,310

GO, 4.00%, 12/1/2025	695	796

Village of Bartlett

GO, 5.00%, 12/1/2021	980	992

GO, 5.00%, 12/1/2022	1,065	1,130

GO, 5.00%, 12/1/2023	1,130	1,245

Village of Bolingbrook Series 2013A, GO, Zero Coupon, 7/1/2023 (d)	10,000	5,484

Village of Flossmoor GO, 3.00%, 12/1/2021	605	609

Village of Gilberts GO, 4.00%, 12/1/2021	225	227

Village of Hoffman Estates GO, 5.00%, 12/1/2021	210	213

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	199

Series 2019A, GO, 4.00%, 1/1/2024	120	130

Village of Villa Park

Series 2018C, GO, 4.00%, 12/15/2021	505	510

Series B, GO, 4.00%, 12/15/2021	190	192

Series B, GO, 4.00%, 12/15/2022	200	210

Series B, GO, 4.00%, 12/15/2023	205	222

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	135

Washington County Community Unit School District No. 10 West Washington

GO, 4.00%, 1/15/2022	575	583

GO, 4.00%, 1/15/2023	685	716

Whiteside County Community Unit School District No. 6 Morrison Series A, GO, AGM, 4.00%, 12/1/2021	745	752

Will County Community High School District No. 210 Lincoln-Way GO, AGM, 4.00%, 1/1/2022	1,000	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	131

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates Series A, Rev., AGM, 4.00%, 12/1/2021	400	404

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College

GO, 5.00%, 1/1/2022	5,275	5,357

GO, 5.00%, 1/1/2023	5,495	5,836

GO, 5.00%, 1/1/2024	2,600	2,885

Total Illinois		210,857

Indiana — 1.4%

Brownsburg 1999 School Building Corp. Rev., BAN, 1.50%, 5/13/2022 (e)	2,000	2,002

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	4,298

City of Rockport, AEP Generating Co. Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,021

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,274

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,134

Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage

Rev., 4.00%, 1/15/2022	250	254

Rev., 4.00%, 7/15/2022	125	129

Fort Wayne Community Schools GO, 4.00%, 1/15/2022	755	766

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 1/15/2022	150	152

Series 2020B, Rev., 4.00%, 7/15/2022	165	170

Series 2020B, Rev., 4.00%, 1/15/2023	165	173

Series 2020B, Rev., 4.00%, 7/15/2023	185	197

Series 2020B, Rev., 4.00%, 7/15/2025	215	241

Series 2020B, Rev., 4.00%, 1/15/2026	220	250

Series 2020B, Rev., 4.00%, 7/15/2026	235	269

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2022	210	212

Rev., 3.00%, 2/1/2023	225	234

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,848

Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 9/10/2021	4,500	4,492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2021	60	60

Series A, Rev., 5.00%, 9/15/2022	50	52

Series A, Rev., 5.00%, 9/15/2023	75	81

Series A, Rev., 5.00%, 9/15/2024	155	175

Indiana Finance Authority, Trinity Health Credit Group Series 2008D-1, Rev., VRDO, 0.02%, 9/10/2021 (c)	2,295	2,295

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Series E-6, Rev., VRDO, 0.01%, 9/8/2021 (c)	3,000	3,000

Series 2001A-2, Rev., 2.00%, 9/10/2021 (c) (d)	125	128

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,463

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.02%, 9/9/2021 (c)	6,620	6,620

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 1/15/2022	100	101

Series 2019B, GO, 4.00%, 7/15/2022	590	610

Series 2019B, GO, 4.00%, 1/15/2023	520	547

Series 2019B, GO, 4.00%, 7/15/2023	485	519

Series 2019B, GO, 4.00%, 1/15/2024	575	626

Metropolitan School District Washington Township GO, 4.00%, 1/15/2022	590	598

North Putnam Middle School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 3.00%, 1/15/2022	250	252

Rev., 3.00%, 7/15/2022	150	154

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.01%, 9/8/2021 (c)	6,460	6,460

Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 1/15/2022	365	370

Rev., 4.00%, 7/15/2022	275	284

Rev., 4.00%, 1/15/2023	300	316

Rev., 4.00%, 7/15/2023	380	407

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2022	75	76

Rev., 4.00%, 3/1/2023	75	79

Rev., 4.00%, 3/1/2024	110	120

Total Indiana		77,509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	159

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Iowa — 0.5%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	231

Series 2020A, COP, 4.00%, 6/1/2023	275	294

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	337

City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	240

County of Plymouth GO, AGM, 3.00%, 6/1/2022	290	296

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.60%, 9/9/2021 (b) (e)	18,650	18,649

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	8,500	8,500

North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	463

Total Iowa		29,010

Kansas — 0.5%

Arkansas City Public Building Commission Rev., 3.00%, 9/1/2021	175	175

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,820

Johnson County Park and Recreation District

Series 2019B, COP, 3.00%, 9/1/2021	255	255

Series 2019A, COP, 5.00%, 9/1/2021	240	240

Series 2019B, COP, 3.00%, 9/1/2022	200	203

Series 2019A, COP, 5.00%, 9/1/2022	250	258

Series 2019B, COP, 3.00%, 9/1/2023	200	210

Series 2019A, COP, 5.00%, 9/1/2023	125	136

Kansas City, Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2022	600	613

Series 2020A, COP, 4.00%, 4/1/2023	800	846

Series 2020A, COP, 4.00%, 4/1/2024	500	545

Kansas Development Finance Authority, State of Kansas Project

Series 2020R, Rev., 5.00%, 11/1/2021	6,960	7,016

Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,591

Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,242

Sedgwick County Unified School District No. 265 Goddard

Series 2020A, GO, 3.00%, 10/1/2021	275	276

Series 2020A, GO, 3.00%, 10/1/2022	295	304

Series 2020A, GO, 3.00%, 10/1/2023	350	370

Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	103

Series 2019A, GO, 3.00%, 11/1/2023	100	106

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	200

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	128

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	420

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	430

Total Kansas		26,622

Kentucky — 1.3%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2022	500	509

Rev., 5.00%, 2/1/2023	600	639

Rev., 5.00%, 2/1/2024	575	636

City of Hazard, Appalachian Regl Healthcare, Inc. Rev., 5.00%, 7/1/2027	600	743

County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,503

Kentucky Asset Liability Commission

Series 2021A, Rev., 4.00%, 11/1/2021	3,475	3,497

Series 2021A, Rev., 5.00%, 11/1/2022	4,500	4,758

Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,754

Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,861

Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,548

Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,407

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,343

Kentucky Public Energy Authority, Gas Supply

Series A, Rev., 4.00%, 4/1/2022	1,210	1,237

Series A, Rev., 4.00%, 4/1/2024 (c)	18,685	20,334

Kentucky State Property and Building Commission, Project No. 125

Series A, Rev., 5.00%, 3/1/2022	5,500	5,634

Series A, Rev., 5.00%, 9/1/2022	3,000	3,147

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	96

Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/10/2021	5,000	4,995

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	1,700	1,700

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,039

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2021	2,300	2,309

Rev., 5.00%, 10/1/2022	2,000	2,097

Rev., 5.00%, 10/1/2023	2,000	2,184

Total Kentucky		73,970

Louisiana — 3.0%

Calcasieu Parish School District No. 23, Public School Improvement

GO, 5.00%, 9/1/2023	180	196

GO, 5.00%, 9/1/2024	250	284

Calcasieu Parish School District No. 34 GO, AGM, 3.00%, 1/15/2022	520	525

City of Shreveport, Water and Sewer Improvement GO, 5.00%, 9/1/2021	145	145

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	335

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	258

City of Youngsville, Sales Tax Rev., 3.00%, 12/1/2021	255	257

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	847

Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,206

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,506

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.67%, 9/9/2021 (b)	40,000	40,090

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,773

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	70

Series 2020A, Rev., 5.00%, 4/1/2026	100	120

Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,505

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.01%, 9/10/2021 (c)	150	150

Parish of St. John the Baptist, Marathon Oil Corp. Project

Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,722

Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,622

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,040

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	60,060

Zachary Community School District No. 1

GO, 3.00%, 3/1/2022	685	694

GO, 3.00%, 3/1/2023	715	744

Total Louisiana		171,149

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	302

Maryland — 1.6%

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 9/10/2021	2,245	2,561

GO, 4.00%, 7/1/2022	1,940	2,003

GO, 4.00%, 7/1/2023	2,070	2,218

GO, 4.00%, 7/1/2024	2,010	2,227

County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,119

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.08%, 9/10/2021 (c)	24,500	24,500

Maryland Health and Higher Educational Facilities Authority, Anne Arundel Health System Issue Series 2009-B, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/10/2021 (c)	1,900	1,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	161

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program

Series 1985A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	5,400	5,400

Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	16,915	16,915

Maryland Stadium Authority, Sports Facilities, Football Stadium Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.01%, 9/10/2021 (c)	19,335	19,335

State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,341

Washington Suburban Sanitary Commission, Multi-Modal Bond Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.01%, 9/8/2021 (c)	7,500	7,500

Total Maryland		89,019

Massachusetts — 2.7%

City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,617

City of Everett, Anticipation Notes GO, BAN, 2.00%, 2/11/2022	10,500	10,590

City of New Bedford GO, BAN, 2.00%, 4/15/2022	9,245	9,356

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.63%, 11/1/2021 (b)	30,000	30,139

Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,577

Massachusetts Bay Transportation Authority, Sales Tax Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.01%, 9/8/2021 (c)	3,355	3,355

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,788

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,191

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,811

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,159

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,097

Massachusetts Development Finance Agency, Partners Healthcare System Issue

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.44%, 9/9/2021 (b)	10,000	10,001

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 9/9/2021 (b)	1,500	1,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2022	390	405

Rev., 5.00%, 7/1/2024	350	394

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	120

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	158

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	109

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	131

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	206

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	212

Massachusetts Development Finance Agency, Western New England University Issue Rev., 5.00%, 9/1/2021	265	265

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 9/10/2021 (d)	2,500	2,598

Massachusetts Transportation Trust Fund Metropolitan Highway System Series 2010A-1, Rev., VRDO, LOC: Citibank NA, 0.01%, 9/8/2021 (c)	14,200	14,200

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 9/10/2021 (c)	10,000	10,635

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	27,170	27,170

University of Massachusetts Building Authority

Rev., 5.00%, 9/10/2021 (d)	3,195	3,678

Rev., 5.00%, 11/1/2024 (d)	6,290	7,243

Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	298

Total Massachusetts		152,006

Michigan — 2.3%

City of Charlevoix, Building Authority, Limited Tax

Rev., 4.00%, 9/10/2021	175	182

Rev., 4.00%, 10/1/2021	215	216

Rev., 4.00%, 10/1/2023	110	118

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

City of Gladstone, Capital Improvement, Limited Tax

GO, AGM, 3.00%, 3/1/2022	250	253

GO, AGM, 3.00%, 3/1/2023	260	270

GO, AGM, 3.00%, 3/1/2024	265	282

GO, AGM, 3.00%, 3/1/2025	275	299

Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	213

Fulton School District, Unlimited Tax

GO, AGM, 4.00%, 5/1/2025	215	241

GO, AGM, 4.00%, 5/1/2026	220	253

GO, AGM, 4.00%, 5/1/2027	210	246

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2021	2,225	2,243

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	164

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	388

Huron Valley School District, Unlimited Tax

GO, Q-SBLF, 2.00%, 9/10/2021	5,950	6,128

GO, Q-SBLF, 2.00%, 5/1/2022	5,000	5,063

GO, Q-SBLF, 2.00%, 5/1/2024	5,825	6,096

GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,171

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2023	605	643

GO, Q-SBLF, 4.00%, 5/1/2024	690	759

Kelloggsville Public Schools, School Building and Site GO, AGM, 4.00%, 5/1/2022	380	390

Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	34,040	34,040

Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	8,330	8,330

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	523

GO, AGM, 4.00%, 5/1/2023	785	834

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,313

Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.08%, 12/1/2021 (c)	14,500	14,500

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 9/10/2021 (c)	1,000	1,106

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.05%, 9/8/2021 (c)	6,295	6,295

Michigan State Housing Development Authority, Woodland Hills Apartments Project Rev., 0.23%, 10/1/2022 (c)	7,200	7,203

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2021	180	181

Rev., 4.00%, 11/15/2022	180	187

Rev., 4.00%, 11/15/2023	190	202

Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	3,001

South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax

Rev., 4.00%, 9/10/2021	480	510

Rev., 4.00%, 5/1/2022	285	292

Rev., 4.00%, 5/1/2024	720	788

State of Michigan Rev., GAN, 5.00%, 3/15/2025	12,225	14,238

Waterford School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	650	667

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,425

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,494

Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,153

Wayne-Westland Community Schools, Building and Site Unlimited Tax

GO, Q-SBLF, 4.00%, 11/1/2021	785	790

GO, Q-SBLF, 4.00%, 5/1/2022	160	164

GO, Q-SBLF, 5.00%, 11/1/2022	290	306

Total Michigan		129,160

Minnesota — 0.5%

City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	6,460	6,460

City of St. Paul Minnesota, Housing and Redevelopment Authority, Alliana Health System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	10,280	10,280

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	163

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Rev., 3.00%, 8/1/2023	100	103

Rev., 3.00%, 8/1/2024	100	104

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 3.00%, 7/1/2023	210	219

Series 2021A, Rev., 3.00%, 7/1/2024	100	105

Series 2021A, Rev., 3.00%, 7/1/2025	100	106

Series 2021A, Rev., 3.00%, 7/1/2026	180	192

Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	331

Series 2018-A, Rev., 3.63%, 11/1/2022	345	354

Series 2018-A, Rev., 3.88%, 11/1/2023	325	341

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2022	160	163

Series 2019C, COP, 5.00%, 2/1/2022	135	137

Series 2019B, COP, 5.00%, 2/1/2023	185	196

Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	5,005

Minneapolis-St. Paul Metropolitan Airports Commission Series 2016B, Rev., 5.00%, 1/1/2022	1,325	1,345

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2021	75	75

Rev., 3.00%, 12/1/2022	100	103

Rev., 3.00%, 12/1/2023	100	105

Minnesota Tax and Aid Anticipation Borrowing Program Series 2020A, COP, 1.00%, 9/10/2021	40	40

Total Minnesota		25,967

Mississippi — 0.3%

City of Tupelo

GO, 4.00%, 12/1/2021	125	126

GO, 4.00%, 12/1/2022	245	257

GO, 4.00%, 12/1/2023	315	341

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,812

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,552

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.01%, 9/3/2021 (c)	11,335	11,335

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	101

Mississippi Development Bank, Special Obligation, Biloxi Project Rev., 3.00%, 3/1/2022	175	177

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2022	320	325

Series B, Rev., 5.00%, 1/1/2023	370	393

Series B, Rev., 5.00%, 1/1/2024	370	408

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	25

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	704

Total Mississippi		17,556

Missouri — 0.8%

Belton School District No. 124, Belton School District Project COP, AGM, 4.00%, 1/15/2022 (d)	100	101

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (c)	4,490	4,490

City of St. Peters

COP, 4.00%, 5/1/2022	605	620

COP, 4.00%, 5/1/2023	625	664

COP, 4.00%, 5/1/2024	650	712

COP, 4.00%, 5/1/2025	425	479

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2021	205	207

Rev., 4.00%, 12/1/2022	260	273

Rev., 4.00%, 12/1/2023	520	563

Rev., 4.00%, 12/1/2024	540	602

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,226

County of St. Louis, Special Obligation

Series 2021B, Rev., 5.00%, 12/1/2024	3,595	4,144

Series 2021B, Rev., 5.00%, 12/1/2025	1,885	2,249

Series 2021B, Rev., 5.00%, 12/1/2026	3,955	4,859

Greene County Reorganized School District No. R-8 Series 2019B, GO, 3.00%, 3/1/2022	500	507

Series 2019B, GO, 3.00%, 3/1/2023	595	621

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/10/2021 (c)	1,285	1,285

Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	8,697

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

Nixa Public Schools

Series 2019B, GO, 4.00%, 9/10/2021	175	178

Series 2019B, GO, 5.00%, 3/1/2023	200	215

St. Louis County Special School District

COP, 4.00%, 4/1/2022	395	404

COP, 4.00%, 4/1/2023	410	435

COP, 4.00%, 4/1/2024	605	661

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.14%, 9/10/2021 (c) (e)	8,200	8,200

Total Missouri		45,442

Montana — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.47%, 9/9/2021 (b)	3,130	3,139

Nebraska — 0.1%

City of Omaha, Special Tax Series A, Rev., 5.00%, 1/15/2022	125	127

County of Saunders

GO, 1.00%, 11/1/2021	100	100

GO, 2.00%, 11/1/2022	300	306

GO, 3.00%, 11/1/2023	325	344

GO, 3.00%, 11/1/2024	415	449

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,911

Total Nebraska		8,237

Nevada — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	752

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 9/10/2021 (e)	595	605

Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,174

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2008D-3, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (c)	4,435	4,435

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,594

County of Washoe, Water Facilities Bonds, Sierra Pacific Power Company Project

Rev., AMT, 0.63%, 4/15/2022 (c)	4,000	4,007

Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,049

State of Nevada Department of Business and Industry, Brightline West Passenger Rail Series 2020A, Rev., AMT, 0.25%, 2/1/2022 (c) (e)	7,500	7,502

Total Nevada		29,118

New Hampshire — 0.4%

New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/9/2021 (b)	24,500	24,500

New Jersey — 3.4%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	85

Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	117

Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	120

Borough of Paramus GO, BAN, 2.00%, 10/15/2021	7,510	7,527

Borough of Stone Harbor GO, BAN, 1.25%, 10/29/2021	16,255	16,279

Burlington County Bridge Commission, Governmental Leasing Program Series 2020C-1 & C-2, Rev., 2.00%, 11/11/2021	20,000	20,076

City of Newark

Series 2020A, GO, 5.00%, 10/1/2021	110	110

Series 2020B, GO, 5.00%, 10/1/2021	250	251

Series 2020A, GO, 5.00%, 10/1/2022	750	784

Series 2020B, GO, 5.00%, 10/1/2022	500	524

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,091

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	573

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,131

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	736

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	993

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	695

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	165

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Cumberland County Improvement Authority (The), Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	345

East Brunswick Township Board of Education, School Energy Savings GO, 5.00%, 8/1/2022	110	115

Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,355

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70	70

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	366

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	365

Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	482

Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	499

Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	605

New Jersey Economic Development Authority, School Facilities Construction

Rev., 5.00%, 6/15/2022	100	104

Rev., 5.00%, 6/15/2023	110	119

Rev., 5.00%, 6/15/2024	300	339

Rev., 5.00%, 6/15/2025	550	643

Rev., 5.00%, 6/15/2026	555	669

New Jersey Transportation Trust Fund Authority

Series 2021A, Rev., 5.00%, 6/15/2025	2,750	3,217

Series 2021A, Rev., 5.00%, 6/15/2026	2,500	3,015

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	8,424

Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	427

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,012

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,038

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2023	21,380	22,783

GO, 5.00%, 6/1/2024	26,250	29,617

GO, 5.00%, 6/1/2025	12,670	14,812

Township of Chatham GO, BAN, 1.50%, 4/8/2022	11,475	11,568

Township of West Milford GO, BAN, 1.25%, 9/17/2021	18,738	18,746

Total New Jersey		194,729

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — 0.2%

City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	1,250	1,293

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	601

County of Sandoval GO, 5.00%, 8/1/2022	560	585

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series C, Rev., 2.25%, 9/10/2021	1,525	1,526

Series C, Rev., 2.38%, 7/1/2024	1,525	1,526

University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (c)	2,360	2,360

University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		9,393

New York — 21.7%

Afton Central School District GO, BAN, 1.25%, 7/15/2022	6,000	6,055

Albany City School District

Series 2021A, GO, BAN, 3.00%, 3/25/2022	46,605	47,355

Series B, GO, BAN, 1.00%, 7/29/2022	65,590	66,111

Amsterdam City School District GO, BAN, 1.25%, 6/24/2022	23,548	23,754

Ardsley Union Free School District GO, BAN, 1.25%, 2/11/2022	2,694	2,708

Battery Park City Authority

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	935	935

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	14,855	14,855

Berlin Central School District GO, BAN, 2.00%, 6/29/2022	5,195	5,273

Brasher Falls Central School District Series 2021B, GO, BAN, 1.25%, 7/13/2022	15,811	15,960

Broome County Local Development Corp., United Health Services Hospitals, Inc., Project

Rev., AGM, 5.00%, 4/1/2024	500	560

Rev., AGM, 5.00%, 4/1/2025	500	580

Rev., AGM, 5.00%, 4/1/2026	500	599

Canaseraga Central School District GO, BAN, 1.25%, 7/20/2022	3,640	3,674

Canastota Central School District GO, BAN, 1.25%, 6/29/2022	19,200	19,378

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Catskill Central School District GO, BAN, 1.25%, 6/29/2022	26,960	27,199

Central Square Central School District GO, BAN, 1.25%, 11/19/2021	11,995	12,023

Cheektowaga Central School District GO, BAN, 1.25%, 9/10/2021	15,400	15,434

Chenango Forks Central School District Series 2021B, GO, BAN, 1.25%, 6/30/2022	12,000	12,098

Chenango Valley Central School District GO, BAN, 1.25%, 6/24/2022	12,190	12,295

City of Jamestown, Public Improvement

GO, 5.00%, 9/10/2021	525	568

GO, 5.00%, 6/1/2022	500	518

GO, 5.00%, 6/1/2024	545	612

City of New York Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	10,520	10,520

City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/9/2021 (c)	2,300	2,300

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (c)	6,100	6,100

City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,588

City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,092

City of Rochester Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,645

East Quogue Union Free School District GO, TAN, 1.25%, 6/24/2022	5,000	5,043

Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022	3,800	3,841

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2021	450	455

GO, 5.00%, 12/1/2022	475	504

GO, 5.00%, 12/1/2023	495	549

GO, 5.00%, 12/1/2024	525	607

GO, 5.00%, 12/1/2025	550	660

Frewsburg Central School District GO, BAN, 1.25%, 6/22/2022	6,177	6,229

Gananda Central School District GO, BAN, 1.25%, 6/30/2022	8,000	8,073

Geneva City School District GO, RAN, 1.25%, 6/22/2022	7,000	7,057

Gowanda Central School District GO, BAN, 1.25%, 6/21/2022	10,911	11,001

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Granville Central School District GO, BAN, 1.25%, 6/17/2022	13,951	14,070

Hamilton Central School District GO, BAN, 1.25%, 7/8/2022	5,796	5,859

Harborfields Central School District GO, BAN, 1.25%, 9/10/2021	14,609	14,772

Hempstead Town Local Development Corp., Adelphi University Project

Rev., 4.00%, 2/1/2022	50	51

Rev., 4.00%, 2/1/2023	100	105

Rev., 4.00%, 2/1/2024	200	216

Hempstead Union Free School District

Series A, GO, RAN, 1.00%, 6/30/2022	6,000	6,037

Series 2021B, GO, BAN, 1.00%, 7/13/2022	4,130	4,156

Hermon-DeKalb Central School District GO, BAN, 1.25%, 9/10/2021	14,000	14,118

Hoosick Falls Central School District GO, BAN, 1.25%, 8/5/2022	12,500	12,617

Jamesville-Dewitt Central School District GO, BAN, 1.25%, 9/10/2021	21,000	21,206

Lewiston-Porter Central School District GO, BAN, 1.25%, 6/15/2022	8,090	8,158

Lisbon Central School District GO, BAN, 1.25%, 7/15/2022	5,200	5,249

Long Island Power Authority, Electric System

Series 2019A, Rev., 5.00%, 9/1/2021	835	835

Series 2020A, Rev., 5.00%, 9/10/2021	680	832

Rev., 1.00%, 9/1/2025	25,000	25,297

Mcgraw Central School District GO, BAN, 1.25%, 6/28/2022	8,855	8,936

Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 0.46%, 10/1/2021 (b)	2,000	2,001

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 9/10/2021	20,500	20,990

Middleburgh Central School District GO, BAN, 1.25%, 6/28/2022	9,770	9,852

Moriah Central School District GO, BAN, 1.25%, 7/14/2022	6,815	6,881

Mount Vernon City School District

GO, 5.00%, 12/1/2021	885	895

GO, 5.00%, 12/1/2022	1,965	2,079

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.02%, 9/9/2021 (c)	2,570	2,570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	167

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Industrial Development Agency, Queens Baseball Stadium Project

Rev., AGM, 5.00%, 1/1/2024	1,000	1,110

Rev., AGM, 5.00%, 1/1/2025	2,000	2,306

Rev., AGM, 5.00%, 1/1/2026	1,000	1,191

Rev., AGM, 5.00%, 1/1/2027	1,000	1,225

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 21-A, Rev., 5.00%, 9/10/2021	46,070	46,442

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series A, Subseries A-1, Rev., 5.00%, 11/1/2023	14,500	16,018

New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/1/2021 (c)	150	150

New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/10/2021 (c)	14,600	14,600

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/10/2021 (c)	11,390	11,390

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (c)	11,200	11,200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/9/2021 (c)	5,680	5,680

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2025	4,420	4,910

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,003

New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,888

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,549

Series 2021A, Rev., 5.00%, 7/1/2025	750	879

New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 9/10/2021	400	467

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/10/2021 (c)	46,100	46,100

New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	40,445	40,445

New York State Housing Finance Agency, Service Contract Series 2003A-1, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (c)	120	120

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	14,874

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2021	1,000	1,012

Rev., 5.00%, 12/1/2022	750	793

Rev., 5.00%, 12/1/2023	800	881

Rev., 5.00%, 12/1/2024	800	915

Rev., 5.00%, 12/1/2025	500	590

Rev., 5.00%, 12/1/2026	750	908

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	868

North Syracuse Central School District GO, BAN, 1.25%, 8/5/2022	40,300	40,696

Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	20,214

Oakfield-Alabama Central School District GO, BAN, 1.25%, 7/19/2022	11,000	11,107

Odessa-Montour Central School District GO, BAN, 1.25%, 7/15/2022	11,200	11,307

Owego Apalachin Central School District GO, BAN, 1.25%, 6/29/2022	22,476	22,685

Oxford Academy and Central School District GO, BAN, 2.00%, 7/8/2022	5,580	5,665

Palmyra Macedon Central School District GO, BAN, 1.25%, 6/16/2022	16,220	16,363

Pine Valley Central School District GO, BAN, 1.25%, 6/15/2022	6,420	6,472

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,959

Sandy Creek Central School District GO, BAN, 1.25%, 6/24/2022	20,222	20,392

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Schenectady City School District GO, BAN, 1.25%, 10/22/2021	31,755	31,805

Seneca Falls Central School District GO, BAN, 1.25%, 6/28/2022	14,715	14,850

Solvay Union Free School District GO, BAN, 1.25%, 6/29/2022	25,530	25,752

Town of Oyster Bay, Public Improvement

GO, 2.00%, 11/1/2021	415	416

GO, 4.00%, 11/1/2022	410	428

GO, 4.00%, 11/1/2023	1,000	1,081

GO, 4.00%, 11/1/2024	950	1,059

GO, 4.00%, 11/1/2025	495	565

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/9/2021 (c)	21,445	21,445

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	15,000	17,871

Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	17,117

Trust for Cultural Resources of The City of New York (The), American Museum of Natural History

Series 2014B-2, Rev., VRDO, 0.07%, 9/9/2021 (c)	8,000	8,000

Series 2014B-1, (SIFMA Municipal Swap Index Yield + 0.04%), 0.06%, 9/16/2021 (b)	5,000	5,000

Union Endicott Central School District GO, BAN, 1.25%, 6/24/2022	8,513	8,590

Waterville Central School District Series 2021B, GO, BAN, 1.25%, 7/15/2022	12,310	12,418

Watervliet City School District GO, BAN, 1.25%, 4/27/2022	10,000	10,070

Whitesboro Central School District GO, BAN, 1.25%, 6/24/2022	20,717	20,898

Williamson Central School District GO, BAN, 1.25%, 7/15/2022	9,272	9,361

Windsor Central School District GO, BAN, 1.25%, 6/16/2022	9,649	9,729

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 7/28/2022	14,000	14,130

Total New York		1,231,549

North Carolina — 4.0%

Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	19,975	19,975

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.01%, 9/10/2021 (c)	48,205	48,205

City of Charlotte, Water and Sewer System Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.01%, 9/9/2021 (c)	25,950	25,950

City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.03%, 9/10/2021 (c)	23,300	23,300

City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (c)	8,115	8,115

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	866

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	866

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,842

County of Harnett, Limited Obligation

Rev., 3.00%, 12/1/2021	2,015	2,030

Rev., 4.00%, 12/1/2022	1,700	1,782

Rev., 4.00%, 12/1/2023	1,650	1,792

Rev., 4.00%, 12/1/2024	1,000	1,119

Rev., 5.00%, 12/1/2025	1,000	1,192

County of Orange, Limited Obligation

Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,488

Series 2021A, Rev., 5.00%, 11/15/2023	630	697

Series 2021A, Rev., 5.00%, 11/15/2024	350	404

Series 2021A, Rev., 5.00%, 11/15/2025	250	298

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,401

North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.02%, 9/9/2021 (c)	26,170	26,170

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	44,024

State of North Carolina, Build NC Programs, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,229

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/1/2021 (b)	3,750	3,758

Total North Carolina		224,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	169

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — 4.2%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	126

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,016

City of Akron, Various Purpose

GO, 2.00%, 12/1/2022	565	577

GO, 2.00%, 12/1/2023	485	503

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2021	285	286

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	279

City of Elyria, Limited Tax

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,020

Series 2019-2, GO, 4.00%, 12/1/2022	935	979

City of Lakewood, Income Tax Rev., 0.75%, 3/22/2022	5,000	5,019

City of Lorain, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2021	220	222

Series 2020A, GO, 4.00%, 12/1/2022	280	293

Series 2020A, GO, 4.00%, 12/1/2023	300	325

Series 2020A, GO, 4.00%, 12/1/2024	250	278

City of Toledo, Limited Tax, Capital Improvement

GO, AGM, 5.00%, 12/1/2021	1,275	1,290

GO, AGM, 5.00%, 12/1/2022	1,305	1,383

City of Whitehall, Special Obligation Nontax Rev., 1.00%, 12/8/2021	3,810	3,817

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2025	100	116

Rev., 5.00%, 7/1/2026	125	150

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.02%, 9/8/2021 (c)	50,865	50,865

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,063

County of Franklin, Hospital Facilities, OhioHealth Corp.

Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (c)	38,030	38,030

Series 2011C, Rev., VRDO, 0.01%, 9/8/2021 (c)	200	200

Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.45%, 9/10/2021 (b)	5,000	5,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

County of Ross, Adena Health System Obligated Group Project

Rev., 5.00%, 12/1/2021	335	339

Rev., 5.00%, 12/1/2022	355	376

Rev., 5.00%, 12/1/2023	490	539

Euclid City School District

COP, 4.00%, 12/1/2023	70	76

COP, 4.00%, 12/1/2024	180	200

Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	5,000	5,747

Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 9/10/2021 (c)	10,200	10,224

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/8/2021 (c)	73,645	73,645

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.01%, 9/10/2021 (c)	12,000	12,000

State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/8/2021 (c)	1,985	1,985

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.09%, 9/7/2021 (c)	8,250	8,250

Village of Obetz, Various Purpose Rev., 5.00%, 12/1/2021	125	126

Zanesville City School District, Unlimited Tax GO, 4.00%, 9/10/2021	595	601

Total Ohio		236,945

Oklahoma — 0.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 9/10/2021	155	167

Rev., 4.00%, 12/1/2021	140	141

Rev., 4.00%, 12/1/2022	190	199

Rev., 4.00%, 12/1/2024	165	184

Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,054

City of Moore GO, 1.25%, 4/1/2022	1,550	1,560

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Rev., 4.00%, 9/1/2021	150	150

Rev., 4.00%, 9/1/2022	125	130

Rev., 4.00%, 9/1/2023	270	289

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2026	3,500	4,068

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	414

Rev., 4.00%, 12/1/2023	450	483

Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	140	143

Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project

Rev., 3.00%, 9/10/2021	730	758

Rev., 3.00%, 3/1/2022	725	735

Garvin County Educational Facilities Authority, Pernell Public Schools Project

Rev., 4.00%, 9/1/2021	125	125

Rev., 4.00%, 9/1/2022	135	140

Rev., 4.00%, 9/1/2023	110	118

Rev., 4.00%, 9/1/2024	160	176

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	250

Rev., 4.00%, 9/1/2022	200	208

Rev., 4.00%, 9/1/2023	300	321

Rev., 4.00%, 9/1/2024	245	271

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	167

Rev., 3.00%, 3/1/2023	385	401

Rev., 3.00%, 3/1/2024	270	287

Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	977

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,931

Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 9/10/2021 (c)	2,500	2,504

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2024	250	277

Rev., 4.00%, 12/1/2026	250	289

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 5.00%, 9/1/2021	325	325

Rev., 2.00%, 9/1/2022	125	127

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Rev., 4.00%, 9/1/2023	175	186

Rev., 4.00%, 9/1/2024	435	476

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	225

Rev., 4.00%, 9/1/2023	525	558

Total Oklahoma		23,814

Oregon — 0.2%

County of Yamhill, Linfield University Project

Rev., 4.00%, 10/1/2021	165	165

Rev., 4.00%, 10/1/2022	250	259

Rev., 4.00%, 10/1/2023	435	465

Rev., 4.00%, 10/1/2024	425	468

Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 9/10/2021 (d)	1,000	1,177

State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 9/10/2021 (c)	3,350	3,384

State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.02%, 9/10/2021 (c)	3,500	3,500

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	416

Series 2021B-2, Rev., 2.13%, 11/15/2027	500	502

Total Oregon		10,336

Pennsylvania — 4.4%

Allegheny County Sanitary Authority, Sewer

Series 2020B, Rev., 3.00%, 6/1/2022	250	255

Series 2020A, Rev., 4.00%, 6/1/2024	300	330

Series 2020A, Rev., 4.00%, 6/1/2025	150	170

Series 2020B, Rev., 4.00%, 6/1/2025	210	238

Series 2020A, Rev., 5.00%, 6/1/2026	425	512

Allentown City School District, Obligation Tax GO, TRAN, 1.00%, 3/31/2022	2,250	2,250

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	213

Ambridge Borough Water Authority

Rev., 4.00%, 11/15/2021	160	161

Rev., 4.00%, 11/15/2022	175	183

Rev., 4.00%, 11/15/2023	175	189

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	171

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2019A, GO, 4.00%, 9/1/2023	385	412

Series 2019A, GO, 4.00%, 9/1/2024	450	495

Armstrong School District

Series A, GO, 3.00%, 3/15/2022	235	238

Series B, GO, 3.00%, 3/15/2022	300	304

Series A, GO, 3.00%, 3/15/2023	240	250

Series B, GO, 3.00%, 3/15/2023	400	417

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2022	500	506

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,355

Series 2020A, Rev., 5.00%, 2/1/2024	425	458

Series 2020A, Rev., 5.00%, 2/1/2025	600	664

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,149

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,232

Big Beaver Falls Area School District, Unlimited Tax

GO, 4.00%, 3/15/2022	1,155	1,178

GO, 5.00%, 3/15/2023	1,200	1,285

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	101

Series A, GO, 4.00%, 3/15/2023	200	211

Carmichaels Area School District, Limited Tax

GO, 4.00%, 9/1/2022	190	197

GO, 4.00%, 9/1/2023	150	161

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2021	225	227

Rev., AGM, 4.00%, 12/1/2022	165	173

Rev., AGM, 4.00%, 12/1/2023	225	243

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	243

Series 2020A, Rev., 3.00%, 9/1/2024	215	233

Series 2020A, Rev., 5.00%, 9/1/2025	250	297

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2021	265	268

GO, AGM, 5.00%, 12/1/2022	200	212

GO, AGM, 5.00%, 12/1/2023	300	331

City of Lebanon Authority, Green Bond

Rev., 4.00%, 12/15/2021	240	243

Rev., 4.00%, 12/15/2022	275	288

Rev., 4.00%, 12/15/2023	360	389

City of Philadelphia

Series 2012A, GO, 5.00%, 9/15/2021	45	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2019A, GO, 5.00%, 8/1/2022	4,755	4,968

Series 2017A, GO, 5.00%, 8/1/2026	6,030	7,339

City of Philadelphia, Airport System

Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,678

Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,824

Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,409

City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (d)	1,465	1,547

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	364

Conewago Valley School District Series 2013A, GO, 2.00%, 9/15/2021	570	570

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2022	70	71

Series A, GO, AGM, 2.00%, 5/15/2023	70	72

Cornell School District

GO, AGM, 2.00%, 9/10/2021	200	200

GO, AGM, 4.00%, 9/1/2022	200	207

County of Armstrong

GO, AGM, 4.00%, 6/1/2022	380	391

Series A, GO, 4.00%, 6/1/2022	430	441

GO, AGM, 4.00%, 6/1/2023	225	240

Series A, GO, 5.00%, 6/1/2023	225	244

GO, AGM, 4.00%, 6/1/2024	230	253

GO, AGM, 4.00%, 6/1/2025	240	271

County of Indiana

GO, 2.00%, 12/15/2021	60	60

GO, 2.00%, 12/15/2022	180	184

GO, 2.00%, 12/15/2023	260	270

GO, 3.00%, 12/15/2024	430	466

GO, 3.00%, 12/15/2025	250	275

GO, 3.00%, 12/15/2026	435	486

County of Lackawanna

Series 2020A, GO, 4.00%, 3/15/2022	200	204

Series 2020B, GO, 4.00%, 9/1/2022	135	140

Series 2020A, GO, 4.00%, 3/15/2023	200	211

Series 2020B, GO, 4.00%, 9/1/2023	305	327

Series 2020A, GO, 4.00%, 3/15/2024	300	327

Series 2020B, GO, 4.00%, 9/1/2024	680	750

Series 2020A, GO, 4.00%, 3/15/2025	300	335

Series 2020B, GO, 4.00%, 9/1/2025	685	775

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,672

County of Somerset

GO, 2.00%, 10/1/2021	285	285

GO, 2.00%, 10/1/2022	340	346

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

GO, 2.00%, 10/1/2023	335	346

GO, 2.00%, 10/1/2024	300	316

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,577

Dallas School District

GO, AGM, 4.00%, 10/15/2021	275	276

GO, AGM, 4.00%, 10/15/2022	300	312

GO, AGM, 5.00%, 10/15/2023	175	191

GO, AGM, 5.00%, 10/15/2024	325	367

East Stroudsburg Area School District GO, 3.00%, 9/1/2026	2,805	3,136

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	4,100	4,100

Iroquois School District

GO, 4.00%, 10/1/2021	300	301

GO, 4.00%, 10/1/2022	390	406

GO, 4.00%, 10/1/2023	200	216

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	187

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	1,000	1,008

Lycoming County Water and Sewer Authority

Rev., AGM, 4.00%, 11/15/2021	245	247

Rev., AGM, 4.00%, 11/15/2022	200	208

Rev., AGM, 4.00%, 11/15/2023	150	162

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/10/2021	120	120

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	126

Middletown Township Sewer Authority

Rev., GTD, 4.00%, 10/1/2021	330	331

Rev., GTD, 4.00%, 10/1/2022	265	276

Rev., GTD, 4.00%, 10/1/2023	210	226

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	308

Rev., 5.00%, 4/1/2023	300	321

Rev., 5.00%, 4/1/2024	300	332

Rev., 5.00%, 4/1/2025	250	286

Rev., 5.00%, 4/1/2026	165	195

Montgomery County Industrial Development Authority, Meadowood Senior Living Project Series A, Rev., 3.00%, 12/1/2021	250	251

Montour School District GO, 3.00%, 10/1/2023	200	211

Muncy School District GO, 4.00%, 9/10/2021	345	367

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,149

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2021	340	342

Series A, GO, 3.00%, 12/1/2022	345	357

Series A, GO, 3.00%, 12/1/2023	305	323

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	100

Series 2019AA, GO, 4.00%, 9/1/2022	150	156

Series 2019AA, GO, 4.00%, 9/1/2023	200	215

New Castle Area School District

GO, 3.00%, 3/1/2022	610	618

GO, 3.00%, 3/1/2023	1,000	1,040

GO, 4.00%, 3/1/2024	240	259

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2022	320	324

GO, AGM, 3.00%, 6/1/2023	330	346

Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	727

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,776

GO, 4.00%, 10/1/2023	1,790	1,920

GO, 4.00%, 10/1/2024	1,855	2,051

GO, 5.00%, 10/1/2025	4,615	5,422

Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project Series 2010B, Rev., 0.16%, 10/1/2021 (c)	2,125	2,125

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,503

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,426

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.62%, 9/9/2021 (b)	18,000	18,134

Series A, Rev., 5.00%, 12/1/2022	1,000	1,061

Series 2020B, Rev., 5.00%, 12/1/2023	425	471

Series A, Rev., 5.00%, 12/1/2023	1,000	1,108

Series 2020B, Rev., 5.00%, 12/1/2024	450	519

Series 2020B, Rev., 5.00%, 12/1/2025	325	388

Series 2020B, Rev., 5.00%, 12/1/2026	400	494

Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	7,785	7,785

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	173

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	20,300	20,300

Pittsburgh School District

GO, 5.00%, 9/1/2022	1,690	1,772

GO, 5.00%, 9/1/2023	1,810	1,983

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	262

Punxsutawney Area School District

Series 2020A, GO, AGM, 5.00%, 9/10/2021	290	305

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	317

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	275

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	171

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2021	800	800

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,100

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,147

School District of the City of Erie (The), Limited Tax

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	334

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	338

Selinsgrove Area School District

Series A, GO, 2.00%, 9/1/2021	125	125

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	132

Series A, GO, 2.00%, 9/1/2022	400	407

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	99

Series A, GO, 2.00%, 9/1/2023	585	605

Southcentral General Authority, Wellspan Health Obligated Group Series C, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/9/2021 (c)	16,000	16,000

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2022	500	518

Rev., 5.00%, 6/1/2023	750	813

Rev., 5.00%, 6/1/2024	755	852

Rev., 5.00%, 6/1/2025	1,250	1,463

Rev., 5.00%, 6/1/2026	750	907

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 4.00%, 2/1/2022	1,125	1,143

Rev., AGM, 4.00%, 2/1/2023	1,500	1,578

Rev., AGM, 5.00%, 2/1/2026	1,995	2,386

Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	487

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

State Public School Building Authority, Community College of Philadelphia Project Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	321

Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax

Series 2019B, GO, 3.00%, 11/1/2021	230	231

Series 2019B, GO, 4.00%, 11/1/2022	240	250

Series 2019B, GO, 4.00%, 11/1/2023	250	270

Steelton-Highspire School District, Limited Tax

GO, 4.00%, 11/15/2022	60	63

GO, 4.00%, 11/15/2023	85	91

Township of Butler

GO, 4.00%, 10/1/2021	475	476

GO, 5.00%, 10/1/2022	250	263

GO, 5.00%, 10/1/2023	260	285

GO, 5.00%, 10/1/2024	275	313

Township of East Coventry

GO, 3.00%, 12/1/2025	345	380

GO, 3.00%, 12/1/2026	275	307

Township of East Pennsboro, Cumberland County

GO, 3.00%, 9/1/2021	190	190

GO, 3.00%, 9/1/2022	175	180

Township of Radnor

GO, 2.00%, 6/15/2022	190	193

GO, 3.00%, 6/15/2024	145	156

Township of Rostraver GO, AGM, 4.00%, 9/1/2021	100	100

Uniontown Area School District

GO, 2.00%, 10/1/2023	530	548

GO, 3.00%, 10/1/2024	900	970

University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.38%, 9/9/2021 (b)	47,000	47,206

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	285

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	207

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	230

Waynesboro Area School District, Franklin County

GO, 5.00%, 10/1/2021	580	583

GO, 5.00%, 10/1/2022	305	320

GO, 5.00%, 10/1/2023	320	351

Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	123

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Wyalusing Area School District

GO, 3.00%, 4/1/2022	150	152

GO, AGM, 4.00%, 4/1/2022	315	322

GO, 3.00%, 4/1/2023	200	209

GO, AGM, 4.00%, 4/1/2023	400	424

GO, 3.00%, 4/1/2024	185	198

GO, 3.00%, 4/1/2025	200	218

GO, 3.00%, 4/1/2026	300	334

Total Pennsylvania		251,113

Rhode Island — 0.3%

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	215

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	217

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	74

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	406

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,970

Series 2021F, Rev., 3.00%, 5/15/2026	1,225	1,367

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 9/10/2021 (c)	12,105	12,105

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax

Series 2019A, Rev., 5.00%, 10/1/2021	300	301

Series 2019A, Rev., 5.00%, 10/1/2023	125	137

Total Rhode Island		16,808

South Carolina — 0.5%

Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,362

Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	80

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 9/10/2021	7,000	7,068

Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	500	505

Piedmont Municipal Power Agency

Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,658

Series 2021A, Rev., 4.00%, 1/1/2025	2,350	2,633

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	610

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	136

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.52%, 10/1/2021 (b)	9,905	9,906

Total South Carolina		25,958

South Dakota — 0.0% (f)

South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2022	375	386

Tennessee — 1.6%

Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (c)	2,000	1,999

City of Memphis, General Improvement

Series 2020A, GO, 5.00%, 12/1/2021	875	886

Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,160

Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,366

Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,590

County of Hamilton

Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,334

Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,509

Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,760

County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.02%, 9/9/2021 (c)	5,015	5,015

Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,154

Knoxville’s Community Development Corp., Austin Homes 18 Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,498

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,913

Memphis-Shelby County Airport Authority

Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	317

Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	192

Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	701

Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	961

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	175

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,150

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	325	337

Metropolitan Government of Nashville and Davidson County

Series 2021C, GO, 5.00%, 1/1/2024	10,000	11,117

Series 2021A, GO, 5.00%, 7/1/2026	600	731

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	10,282

Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,362

Tennessee Energy Acquisition Corp., Commodity Project

Series 2021A, Rev., 5.00%, 11/1/2022	175	185

Series 2021A, Rev., 5.00%, 11/1/2023	250	275

Series 2021A, Rev., 5.00%, 11/1/2024	250	285

Series 2021A, Rev., 5.00%, 11/1/2025	290	341

Series 2021A, Rev., 5.00%, 11/1/2026	350	424

Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,241

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	17,045	18,004

Total Tennessee		91,089

Texas — 6.7%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	652

Rev., PSF-GTD, 3.00%, 8/15/2023	655	690

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	228

Series 2018C, Rev., 5.00%, 8/1/2025	200	235

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2022	165	168

Rev., 5.00%, 2/1/2023	170	182

Avery Ranch Road District No. 1, Unlimited Tax

GO, 3.00%, 9/10/2021	615	631

GO, 3.00%, 8/15/2023	810	854

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax

GO, AGM, 3.00%, 3/1/2022	345	350

GO, AGM, 3.00%, 3/1/2023	905	940

Board of Regents of the University of Texas System, Financing System Series 2008B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.01%, 9/9/2021 (c)	4,495	4,495

Bridgestone Municipal Utility District, Unlimited Tax

Series A, GO, AGM, 2.00%, 5/1/2022	110	111

Series A, GO, AGM, 3.00%, 5/1/2023	85	89

Brushy Creek Municipal Utility District, Unlimited Tax

GO, 3.00%, 6/1/2022	235	240

GO, 3.00%, 6/1/2023	250	262

Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	11,089

Central Texas Regional Mobility Authority, Subordinated Lien

Rev., BAN, 4.00%, 1/1/2022	2,455	2,463

Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,248

City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,493

City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	30

City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	313

City of El Paso, Certificates of Obligation, Combination Tax

GO, 5.00%, 8/15/2022	400	419

GO, 5.00%, 8/15/2023	515	564

GO, 5.00%, 8/15/2024	700	797

City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2022	590	605

City of Houston, Airport System, Subordinate Lien

Series 2021A, Rev., AMT, 5.00%, 9/10/2021	850	925

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	566

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	586

Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,250	1,511

Series 2021A, Rev., AMT, 5.00%, 7/1/2027	1,000	1,240

City of Houston, Combined Utility System, First Lien

Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	27,250	27,250

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/10/2021 (c)	9,000	9,000

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/10/2021 (c)	22,500	22,500

City of Irving, Hotel Occupancy, Occupancy Tax

Rev., 5.00%, 8/15/2022	50	52

Rev., 5.00%, 8/15/2023	50	54

City of Kenedy, Combination Tax, Certificates of Obligation

GO, 4.00%, 5/1/2022	120	123

GO, 4.00%, 5/1/2023	125	133

City of Port Aransas, Combination Tax, Certificates of Obligation

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	356

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	385

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	424

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	463

City of Port Arthur

GO, AGM, 3.00%, 2/15/2022	765	775

GO, AGM, 5.00%, 2/15/2023	910	972

City of Sulphur Springs

GO, AGM, 3.00%, 9/1/2021	100	100

GO, AGM, 3.00%, 9/1/2022	520	534

City of Universal City, Improvement Bonds

GO, 4.00%, 9/1/2021	145	150

GO, 2.00%, 8/15/2023	230	238

Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	461

County of Bexar, Tax Exempt Venue Project

Rev., 5.00%, 8/15/2022	275	285

Rev., 5.00%, 8/15/2023	275	297

County of Collin, Limited Tax GO, 5.00%, 2/15/2022	9,755	9,974

County of Kaufman, Limited Tax

Series 2020A, GO, 5.00%, 2/15/2022	250	255

Series 2020A, GO, 5.00%, 2/15/2023	110	118

Series 2020A, GO, 5.00%, 2/15/2024	125	139

Series 2020A, GO, 5.00%, 2/15/2025	130	151

County of Kaufman, Unlimited Tax

GO, 5.00%, 2/15/2023	155	166

GO, 5.00%, 2/15/2024	210	234

GO, 5.00%, 2/15/2025	255	295

Cypress Hill Municipal Utility District No. 1, Unlimited Tax

GO, 2.00%, 9/1/2021	290	290

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

GO, 2.00%, 9/1/2022	190	193

GO, 3.00%, 9/1/2023	270	283

Cypress-Fairbanks Independent School District, Unlimited Tax

Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,508

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,353

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2024	10,000	11,180

Florence Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 8/15/2026	230	235

GO, PSF-GTD, 3.00%, 8/15/2027	115	118

Fort Bend County Levee Improvement District No. 11, Levee Improvement, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	421

Fort Bend County Municipal Utility District No. 116, Unlimited Tax

GO, 3.00%, 9/1/2021	330	330

GO, 3.00%, 9/1/2022	460	472

GO, 3.00%, 9/1/2023	450	474

Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	190

Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,700	3,703

Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	23,176

Greenhawe Water Control and Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	195

GO, AGM, 3.00%, 9/1/2023	200	211

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.02%, 9/8/2021 (c)	11,995	11,995

Series 2019F, Rev., VRDO, 0.02%, 9/8/2021 (c)	18,300	18,300

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.44%, 9/9/2021 (b)	10,000	9,996

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.59%, 9/9/2021 (b)	9,000	9,039

Series 2020C-3, Rev., 5.00%, 9/10/2021 (c)	5,000	6,114

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,771

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,803

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,469

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	177

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Fresh Water Supply District No. 61

GO, AGM, 4.00%, 9/1/2023	445	478

GO, AGM, 3.00%, 9/1/2024	695	751

Harris County Municipal Utility District No. 096, Unlimited Tax, Green Bond

GO, 2.00%, 9/1/2021	185	185

GO, 2.00%, 9/1/2023	195	201

Harris County Municipal Utility District No. 152, Unlimited Tax

GO, AGM, 3.00%, 8/1/2022	280	287

GO, AGM, 3.00%, 8/1/2023	400	420

Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	442

Harris County Municipal Utility District No. 276, Unlimited Tax

GO, 3.00%, 9/1/2022	365	375

GO, 3.00%, 9/1/2023	745	784

Harris County Municipal Utility District No. 281, Unlimited Tax, Green Bond

GO, 2.00%, 9/1/2021	130	130

GO, 2.00%, 9/1/2022	300	305

GO, 2.00%, 9/1/2023	305	315

Harris County Municipal Utility District No. 374, Unlimited Tax

GO, 3.00%, 9/1/2021	100	100

GO, 3.00%, 9/1/2022	145	149

GO, 3.00%, 9/1/2023	115	120

Harris County Municipal Utility District No. 391, Unlimited Tax

GO, 3.00%, 9/1/2021	375	375

GO, 3.00%, 9/1/2023	400	421

Harris County Municipal Utility District No. 419, Unlimited Tax

GO, 3.00%, 9/1/2021	70	70

GO, 3.00%, 9/1/2022	175	180

GO, 3.00%, 9/1/2023	455	479

Harris County Municipal Utility District No. 55, Unlimited Tax

GO, 3.00%, 2/1/2022	260	263

GO, 3.00%, 2/1/2023	785	815

Harris County Water Control and Improvement District No. 119, Unlimited Tax

GO, AGM, 2.00%, 10/1/2021	835	837

GO, AGM, 3.00%, 10/1/2022	365	375

GO, AGM, 3.00%, 10/1/2023	375	395

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Hunters Glen Municipal Utility District, Waterworks and Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	333

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	611

La Joya Independent School District, Maintenance Tax

GO, AGM, 4.00%, 2/15/2022	390	397

GO, AGM, 4.00%, 2/15/2023	420	443

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 9/1/2021	125	126

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 0.01%, 9/3/2021 (c)	5,900	5,900

Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	308

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,774

McLennan County Junior College District Rev., AGM, 3.00%, 4/15/2022	100	102

Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,233

Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/1/2021 (b)	10,000	10,000

Montgomery County Municipal Utility District No. 94, Unlimited Tax

GO, 2.00%, 10/1/2021	60	60

GO, 2.00%, 10/1/2022	185	188

GO, 2.00%, 10/1/2023	185	192

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 2.10%, 1/1/2023	90	91

Series 2020A, Rev., 2.20%, 1/1/2024	180	184

Series 2020A, Rev., 2.25%, 1/1/2025	315	323

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2021	1,425	1,429

Rev., 5.00%, 10/1/2022	1,495	1,545

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	5,027

North Texas Tollway Authority, Second Tier

Series B, Rev., 4.00%, 1/1/2022	800	810

Series B, Rev., 5.00%, 1/1/2023	5,000	5,319

Series B, Rev., 5.00%, 1/1/2024	5,500	6,108

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Northwest Harris County Municipal Utility District No. 19, Unlimited Tax

GO, AGM, 2.00%, 10/1/2021	100	100

GO, AGM, 2.00%, 10/1/2022	100	102

GO, AGM, 2.00%, 10/1/2023	105	108

Pecan Grove Municipal Utility District, Unlimited Tax

GO, 4.00%, 9/1/2021	560	560

GO, AGM, 3.00%, 9/1/2022	195	200

GO, 4.00%, 9/1/2022	710	736

GO, AGM, 3.00%, 9/1/2023	345	363

GO, 4.00%, 9/1/2023	740	794

GO, AGM, 3.00%, 9/1/2024	600	645

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,325

Robstown Independent School District, Unlimited Tax

GO, PSF-GTD, 2.00%, 2/15/2022	325	328

GO, PSF-GTD, 3.00%, 2/15/2023	650	675

GO, PSF-GTD, 3.00%, 2/15/2024	360	384

Sienna Plantation Municipal Utility District No. 3, Unlimited Tax

GO, 2.00%, 3/1/2022	225	227

GO, 2.00%, 3/1/2023	185	190

Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,723

State of Texas, Veterans

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/10/2021 (c)	11,495	11,495

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 9/10/2021 (c)	16,685	16,685

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (c)	5,730	5,730

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.01%, 9/8/2021 (c)	1,175	1,175

Tarrant Regional Water District Water Supply System Series 2020C, Rev., 4.00%, 9/10/2021	3,325	3,390

Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023 (d)	18,515	20,025

Town of Horizon City, Combination Tax

GO, AGM, 3.00%, 8/15/2022	170	174

GO, AGM, 4.00%, 8/15/2023	230	247

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,993

Travis County Municipal Utility District No. 4, Unlimited Contract Tax

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	417

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	684

Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 4.00%, 9/10/2021	300	339

GO, 3.00%, 5/1/2024	400	427

GO, 4.00%, 5/1/2026	280	324

Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	1,072

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,456

GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,091

GO, PSF-GTD, 4.00%, 2/1/2025	1,520	1,711

Williamson County Municipal Utility District No. 11, Unlimited Tax GO, AGM, 4.00%, 8/1/2022	110	114

Total Texas		377,443

Utah — 0.2%

City of Murray, Sales Tax Rev., 4.00%, 11/15/2021	150	151

City of Salt Lake, International Airport

Series 2021A, Rev., AMT, 5.00%, 7/1/2022	250	260

Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	326

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,130

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,550

Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,660	2,003

County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/10/2021 (c)	5,000	5,000

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2022	35	36

Series A, Rev., 5.00%, 4/15/2023	85	91

Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 4.00%, 10/15/2021	305	306

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	179

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 3.00%, 9/10/2021	125	137

Rev., 3.00%, 10/15/2023	60	63

Total Utah		11,053

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	10,000	10,000

Virginia — 2.6%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,344

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,004

Rev., 5.00%, 7/1/2024	885	994

County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 9/10/2021	2,740	2,962

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.02%, 9/10/2021 (c)	13,775	13,775

Series 2018C, Rev., VRDO, 0.02%, 9/10/2021 (c)	49,305	49,305

Halifax County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	8,007

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003B, Rev., VRDO, 0.02%, 9/8/2021 (c)	18,650	18,650

Series 2003E, Rev., VRDO, 0.01%, 9/10/2021 (c)	5,710	5,710

Series 2003F, Rev., VRDO, 0.01%, 9/10/2021 (c)	4,050	4,050

Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.01%, 9/10/2021 (c)	3,135	3,135

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,572

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home

Series 2020A, Rev., 4.00%, 12/1/2021	270	272

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2020A, Rev., 4.00%, 12/1/2022	295	308

Series 2020A, Rev., 4.00%, 12/1/2023	100	108

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	22,977

York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,183

Total Virginia		145,356

Washington — 1.2%

Chelan County Public Utility District No. 1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (c)	2,350	2,350

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	20

Douglas County Public Utility District No. 1, Wells Hydro Electric Series B, Rev., 4.00%, 9/1/2021	25	25

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	121

Rev., 4.00%, 1/1/2023	100	105

Rev., 5.00%, 1/1/2024	120	133

King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	542

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	76

Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (c)	29,980	29,980

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	330	334

State of Washington, Various Purpose Series R-2013C, GO, 5.00%, 7/1/2025	8,000	8,703

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.42%, 9/9/2021 (b)	10,000	10,054

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,211

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,258

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 9/10/2021 (e)	3,500	3,504

Total Washington		69,416

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

West Virginia — 0.2%

Berkeley County Board of Education

GO, 4.00%, 5/1/2022	600	615

GO, 5.00%, 5/1/2025	360	417

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project

Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,870

Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,695

West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,788

Total West Virginia		12,385

Wisconsin — 1.2%

Big Foot Union High School District

GO, 4.00%, 3/1/2022	100	102

GO, 4.00%, 3/1/2023	115	121

City of Fort Atkinson

GO, 3.00%, 2/1/2022	120	121

GO, 4.00%, 2/1/2023	230	242

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	521

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	674

City of Milwaukee, Promissory Notes

Series 2015N2, GO, 4.00%, 9/10/2021	1,955	2,133

Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,404

City of Oak Creek

GO, 3.00%, 4/1/2022	135	137

GO, 3.00%, 4/1/2023	180	188

City of Racine

Series 2019B, GO, 5.00%, 9/10/2021	125	138

Series 2019B, GO, 4.00%, 12/1/2021	165	166

Series 2019B, GO, 4.00%, 12/1/2022	145	152

City of Shawano, Promissory Notes

GO, 3.00%, 4/1/2022	140	142

GO, 3.00%, 4/1/2023	150	157

City of Watertown, Promissory Notes

GO, 3.00%, 6/1/2023	125	131

GO, 3.00%, 6/1/2024	425	457

City of Waukesha, Promissory Notes

Series 2019C, GO, 3.00%, 10/1/2021	450	451

Series 2019C, GO, 3.00%, 10/1/2022	425	438

Series 2019C, GO, 3.00%, 10/1/2023	350	370

County of Douglas GO, 5.00%, 2/1/2022	520	531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

County of Manitowoc

GO, AGM, 3.00%, 4/1/2022	875	889

GO, AGM, 3.00%, 11/1/2022	50	51

GO, AGM, 3.00%, 4/1/2023	895	932

GO, AGM, 3.00%, 11/1/2023	150	158

GO, AGM, 4.00%, 4/1/2024	680	743

County of Rusk

GO, 3.00%, 3/1/2022	130	132

GO, 3.00%, 3/1/2023	260	271

GO, 3.00%, 3/1/2024	270	288

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2022	105	106

GO, 2.00%, 4/1/2023	130	133

Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	315	321

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 9/10/2021	405	432

Series 2019A, GO, 3.00%, 3/1/2022	75	76

Series 2019A, GO, 3.00%, 3/1/2023	110	115

Milwaukee Redevelopment Authority, Public Schools Rev., 4.00%, 11/15/2021	55	55

Pewaukee School District Series 2019A, GO, 5.00%, 9/10/2021	375	419

PMA Levy and Aid Anticipation Notes Program

Series 2020A, Rev., 3.00%, 10/22/2021	17,200	17,272

Series 2020B, Rev., 3.00%, 10/22/2021	10,000	10,041

Poynette School District

GO, 3.00%, 4/1/2022	340	346

GO, 3.00%, 4/1/2023	265	276

River Falls School District GO, 3.00%, 9/10/2021	1,830	2,033

Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,876

Village of Mount Pleasant, Promissory Notes

Series 2019A, GO, 3.00%, 3/1/2022	265	269

Series 2019A, GO, 5.00%, 3/1/2023	380	407

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,419

Series 2021A, Rev., 5.00%, 7/1/2025	1,750	2,063

Series 2021A, Rev., 5.00%, 7/1/2026	1,330	1,621

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,119

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2021 (d)	160	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	181

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	112

Rev., 4.00%, 3/15/2023	120	126

Rev., 4.00%, 3/15/2024	120	129

Rev., 4.00%, 3/15/2025	125	136

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,003

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2022	260	265

GO, AGM, 4.00%, 3/1/2023	280	295

Total Wisconsin		67,865

Total Municipal Bonds (Cost $4,980,453)		5,000,658

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 11.9%

Investment Companies — 11.9%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g) (h) (Cost $672,571)	672,246	672,582

Total Investments — 100.5% (Cost $5,653,024)		5,673,240
Liabilities in Excess of Other Assets — (0.5)%		(25,773)

NET ASSETS — 100.0%		5,647,467

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association

SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	183

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund		JPMorgan Intermediate Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$401,393		$523,418		$4,457,192
Investments in affiliates, at value	26,737		4,342		81,583
Cash	—	(a)	—	(a)	1,128
Deposits at broker for futures contracts	—		—		3,272
Receivables:
Investment securities sold	—		1,785		6,151
Investment securities sold — delayed delivery securities	—		12,309		16,988
Fund shares sold	473		558		3,114
Interest from non-affiliates	3,498		5,548		44,607
Dividends from affiliates	—	(a)	—	(a)	1
Variation margin on futures contracts	—		—		393

Total Assets	432,101		547,960		4,614,429

LIABILITIES:
Payables:
Investment securities purchased	—		5,561		5,819
Investment securities purchased — delayed delivery securities	—		13,090		16,799
Fund shares redeemed	1,181		639		3,718
Accrued liabilities:
Investment advisory fees	95		131		944
Administration fees	23		23		143
Distribution fees	53		63		85
Service fees	8		23		84
Custodian and accounting fees	11		29		186
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—
Other	19		136		83

Total Liabilities	1,390		19,695		27,861

Net Assets	$430,711		$528,265		$4,586,568

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$412,346	$497,677	$4,194,384
Total distributable earnings (loss)	18,365	30,588	392,184

Total Net Assets	$430,711	$528,265	$4,586,568

Net Assets:
Class A	$156,729	$199,631	$350,950
Class C	30,316	31,956	16,794
Class I	93,977	275,494	632,953
Class R6	149,689	21,184	3,585,871

Total	$430,711	$528,265	$4,586,568

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,035	16,752	30,517
Class C	2,739	2,687	1,499
Class I	8,616	23,121	56,121
Class R6	13,725	1,778	317,981

Net Asset Value (a):
Class A — Redemption price per share	$11.17	$11.92	$11.50
Class C — Offering price per share (b)	11.07	11.89	11.20
Class I — Offering and redemption price per share	10.91	11.92	11.28
Class R6 — Offering and redemption price per share	10.91	11.92	11.28
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.61	$12.38	$11.95

Cost of investments in non-affiliates	$379,961	$490,371	$4,098,842
Cost of investments in affiliates	26,734	4,342	81,566

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	185

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short- Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$403,563		$1,532,669		$322,141
Investments in affiliates, at value	5,348		176,734		4,873
Cash	—		82		—
Deposits at broker for futures contracts	—		—		35
Receivables:
Investment securities sold	—		—	(a)	915
Investment securities sold — delayed delivery securities	—		95		2,953
Fund shares sold	112		2,806		177
Interest from non-affiliates	4,636		15,168		3,168
Dividends from affiliates	—	(a)	2		—	(a)
Variation margin on futures contracts	—		—		4

Total Assets	413,659		1,727,556		334,266

LIABILITIES:
Payables:
Due to custodian	—		—		—	(a)
Investment securities purchased	—		10,780		2,509
Investment securities purchased — delayed delivery securities	—		3,078		2,885
Fund shares redeemed	151		934		211
Accrued liabilities:
Investment advisory fees	100		227		67
Administration fees	23		20		9
Distribution fees	54		22		32
Service fees	23		59		22
Custodian and accounting fees	10		37		11
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		—	(a)
Other	34		31		57

Total Liabilities	395		15,189		5,803

Net Assets	$413,264		$1,712,367		$328,463

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
NET ASSETS:
Paid-in-Capital	$389,381	$1,663,161	$312,119
Total distributable earnings (loss)	23,883	49,206	16,344

Total Net Assets	$413,264	$1,712,367	$328,463

Net Assets:
Class A	$166,508	$94,155	$126,331
Class C	29,373	4,041	8,493
Class I	86,042	931,648	121,842
Class R6	131,341	682,523	71,797

Total	$413,264	$1,712,367	$328,463

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	23,789	8,689	12,512
Class C	4,196	369	850
Class I	12,230	85,494	12,161
Class R6	18,674	62,654	7,169

Net Asset Value (a):
Class A — Redemption price per share	$7.00	$10.84	$10.10
Class C — Offering price per share (b)	7.00	10.94	9.99
Class I — Offering and redemption price per share	7.04	10.90	10.02
Class R6 — Offering and redemption price per share	7.03	10.89	10.02
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.27	$11.09	$10.49

Cost of investments in non-affiliates	$377,329	$1,472,828	$305,608
Cost of investments in affiliates	5,346	176,726	4,871

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	187

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$646,584		$5,000,658
Investments in affiliates, at value	30,746		672,582
Cash	—		21
Deposits at broker for futures contracts	467		—
Receivables:
Investment securities sold	191		602
Investment securities sold — delayed delivery securities	4,597		315
Fund shares sold	1,267		48,656
Interest from non-affiliates	6,195		24,152
Dividends from affiliates	1		11
Variation margin on futures contracts	51		—
Due from adviser	—		9

Total Assets	690,099		5,747,006

LIABILITIES:
Payables:
Due to custodian	—	(a)	—
Investment securities purchased	—		89,012
Investment securities purchased — delayed delivery securities	3,688		—
Fund shares redeemed	273		9,077
Accrued liabilities:
Investment advisory fees	163		—
Administration fees	36		—
Distribution fees	80		21
Service fees	14		1,111
Custodian and accounting fees	32		83
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	55		235

Total Liabilities	4,341		99,539

Net Assets	$685,758		$5,647,467

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$644,539	$5,634,358
Total distributable earnings (loss)	41,219	13,109

Total Net Assets	$685,758	$5,647,467

Net Assets:
Class A	$335,507	$95,809
Class C	15,152	—
Class I	180,678	5,551,658
Class R6	154,421	—

Total	$685,758	$5,647,467

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	26,319	9,507
Class C	1,199	—
Class I	14,237	551,273
Class R6	12,172	—

Net Asset Value (a):
Class A — Redemption price per share	$12.75	$10.08
Class C — Offering price per share (b)	12.63	—
Class I — Offering and redemption price per share	12.69	10.07
Class R6 — Offering and redemption price per share	12.69	—
Class A maximum sales charge	3.75%	—
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.25	$—

Cost of investments in non-affiliates	$594,510	$4,980,453
Cost of investments in affiliates	30,740	672,571

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	189

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,333	$8,982	$62,231
Dividend income from affiliates	2	1	10

Total investment income	4,335	8,983	62,241

EXPENSES:
Investment advisory fees	643	906	7,004
Administration fees	161	194	1,751
Distribution fees:
Class A	196	241	414
Class C	120	123	68
Service fees:
Class A	196	241	414
Class C	40	41	23
Class I	120	339	797
Custodian and accounting fees	33	78	399
Interest expense to affiliates	—	1	— (a)
Professional fees	28	48	51
Trustees’ and Chief Compliance Officer’s fees	13	14	18
Printing and mailing costs	3	7	25
Registration and filing fees	31	70	60
Transfer agency fees (See Note 2.H.)	4	4	23
Other	5	5	32

Total expenses	1,593	2,312	11,079

Less fees waived	(376)	(649)	(3,145)
Less expense reimbursements	(50)	(58)	—

Net expenses	1,167	1,605	7,934

Net investment income (loss)	3,168	7,378	54,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(200)	943	5,660
Investments in affiliates	3	(1)	(14)
Futures contracts	—	—	(3,651)

Net realized gain (loss)	(197)	942	1,995

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,263	17,238	53,926
Investments in affiliates	(3)	— (a)	11
Futures contracts	—	—	(623)

Change in net unrealized appreciation/depreciation	4,260	17,238	53,314

Net realized/unrealized gains (losses)	4,063	18,180	55,309

Change in net assets resulting from operations	$7,231	$25,558	$109,616

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,852	$14,453	$3,904
Dividend income from affiliates	1	9	1

Total investment income	4,853	14,462	3,905

EXPENSES:
Investment advisory fees	624	2,115	484
Administration fees	156	634	121
Distribution fees:
Class A	211	111	160
Class C	114	17	33
Service fees:
Class A	211	111	160
Class C	38	6	11
Class I	109	1,116	148
Custodian and accounting fees	28	94	40
Interest expense to affiliates	—	— (a)	—
Professional fees	30	38	31
Trustees’ and Chief Compliance Officer’s fees	14	15	14
Printing and mailing costs	3	5	2
Registration and filing fees	31	62	39
Transfer agency fees (See Note 2.H.)	7	7	3
Other	5	15	6

Total expenses	1,581	4,346	1,252

Less fees waived	(286)	(2,211)	(365)
Less expense reimbursements	—	(2)	—

Net expenses	1,295	2,133	887

Net investment income (loss)	3,558	12,329	3,018

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1	(503)	349
Investments in affiliates	(1)	(1)	(1)
Futures contracts	—	—	16

Net realized gain (loss)	— (a)	(504)	364

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,433	9,732	3,921
Investments in affiliates	1	1	— (a)
Futures contracts	—	—	(6)

Change in net unrealized appreciation/depreciation	4,434	9,733	3,915

Net realized/unrealized gains (losses)	4,434	9,229	4,279

Change in net assets resulting from operations	$7,992	$21,558	$7,297

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	191

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,194	$14,814
Dividend income from affiliates	4	47

Total investment income	9,198	14,861

EXPENSES:
Investment advisory fees	1,004	4,571
Administration fees	251	2,286
Distribution fees:
Class A	402	147
Class C	60	—
Service fees:
Class A	402	147
Class C	20	—
Class I	229	7,472
Custodian and accounting fees	78	245
Interest expense to affiliates	— (a)	—
Professional fees	35	52
Trustees’ and Chief Compliance Officer’s fees	14	20
Printing and mailing costs	3	12
Registration and filing fees	62	235
Transfer agency fees (See Note 2.H.)	8	20
Other	8	59

Total expenses	2,576	15,266

Less fees waived	(705)	(7,682)

Net expenses	1,871	7,584

Net investment income (loss)	7,327	7,277

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	225	(84)
Investments in affiliates	(3)	(20)
Futures contracts	(562)	—

Net realized gain (loss)	(340)	(104)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,992	5,815
Investments in affiliates	4	20
Futures contracts	(140)	—

Change in net unrealized appreciation/depreciation	14,856	5,835

Net realized/unrealized gains (losses)	14,516	5,731

Change in net assets resulting from operations	$21,843	$13,008

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,168	$6,302	$7,378	$14,687
Net realized gain (loss)	(197)	(129)	942	(3,564)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	4,260	(7,247)	17,238	(15,351)

Change in net assets resulting from operations	7,231	(1,074)	25,558	(4,228)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,122)	(2,120)	(2,750)	(5,122)
Class C	(148)	(431)	(386)	(890)
Class I	(750)	(1,333)	(3,986)	(8,504)
Class R6	(1,204)	(2,386)	(315)	(439)

Total distributions to shareholders	(3,224)	(6,270)	(7,437)	(14,955)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,842	66,593	20,393	(25,822)

NET ASSETS:
Change in net assets	5,849	59,249	38,514	(45,005)
Beginning of period	424,862	365,613	489,751	534,756

End of period	$430,711	$424,862	$528,265	$489,751

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	193

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,307	$126,027	$3,558	$7,696
Net realized gain (loss)	1,995	51,626	— (a)	(1,044)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	53,314	(97,800)	4,434	(8,679)

Change in net assets resulting from operations	109,616	79,853	7,992	(2,027)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,366)	(4,936)	(1,415)	(2,780)
Class C	(137)	(324)	(177)	(523)
Class I	(7,367)	(15,413)	(831)	(1,728)
Class R6	(44,191)	(104,860)	(1,305)	(2,462)

Total distributions to shareholders	(55,061)	(125,533)	(3,728)	(7,493)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(99,320)	(591,833)	839	(29,677)

NET ASSETS:
Change in net assets	(44,765)	(637,513)	5,103	(39,197)
Beginning of period	4,631,333	5,268,846	408,161	447,358

End of period	$4,586,568	$4,631,333	$413,264	$408,161

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,329	$28,092	$3,018	$5,467
Net realized gain (loss)	(504)	1,191	364	(50)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	9,733	(16,498)	3,915	(2,572)

Change in net assets resulting from operations	21,558	12,785	7,297	2,845

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(463)	(779)	(1,106)	(1,927)
Class C	(11)	(33)	(53)	(125)
Class I	(6,629)	(11,441)	(1,182)	(2,091)
Class R6	(5,411)	(14,636)	(713)	(1,289)

Total distributions to shareholders	(12,514)	(26,889)	(3,054)	(5,432)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	99,074	(43,014)	15,148	26,239

NET ASSETS:
Change in net assets	108,118	(57,118)	19,391	23,652
Beginning of period	1,604,249	1,661,367	309,072	285,420

End of period	$1,712,367	$1,604,249	$328,463	$309,072

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	195

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,327	$13,381	$7,277	$27,753
Net realized gain (loss)	(340)	(1,806)	(104)	(6,192)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	14,856	(9,442)	5,835	(6,202)

Change in net assets resulting from operations	21,843	2,133	13,008	15,359

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,400)	(5,779)	(34)	(512)
Class C	(121)	(357)	—	—
Class I	(2,144)	(4,166)	(7,595)	(26,593)
Class R6	(1,778)	(2,984)	—	—

Total distributions to shareholders	(7,443)	(13,286)	(7,629)	(27,105)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	42,178	88,555	(1,168,534)	2,664,857

NET ASSETS:
Change in net assets	56,578	77,402	(1,163,155)	2,653,111
Beginning of period	629,180	551,778	6,810,622	4,157,511

End of period	$685,758	$629,180	$5,647,467	$6,810,622

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,741	$66,895	$31,213	$56,724
Distributions reinvested	1,104	2,091	2,716	5,048
Cost of shares redeemed	(15,697)	(38,270)	(20,495)	(68,231)

Change in net assets resulting from Class A capital transactions	1,148	30,716	13,434	(6,459)

Class C
Proceeds from shares issued	897	5,484	2,223	11,663
Distributions reinvested	146	418	384	877
Cost of shares redeemed	(4,276)	(23,934)	(4,321)	(16,305)

Change in net assets resulting from Class C capital transactions	(3,233)	(18,032)	(1,714)	(3,765)

Class I
Proceeds from shares issued	10,641	73,425	44,700	164,748
Distributions reinvested	747	1,326	3,942	8,426
Cost of shares redeemed	(18,494)	(33,301)	(39,256)	(203,574)

Change in net assets resulting from Class I capital transactions	(7,106)	41,450	9,386	(30,400)

Class R6
Proceeds from shares issued	32,035	42,624	1,688	17,390
Distributions reinvested	1,203	2,383	315	439
Cost of shares redeemed	(22,205)	(32,548)	(2,716)	(3,027)

Change in net assets resulting from Class R6 capital transactions	11,033	12,459	(713)	14,802

Total change in net assets resulting from capital transactions	$1,842	$66,593	$20,393	$(25,822)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	197

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,411	6,019	2,648	5,104
Reinvested	99	188	230	455
Redeemed	(1,408)	(3,497)	(1,734)	(6,266)

Change in Class A Shares	102	2,710	1,144	(707)

Class C
Issued	82	497	189	1,076
Reinvested	13	38	32	79
Redeemed	(387)	(2,182)	(367)	(1,483)

Change in Class C Shares	(292)	(1,647)	(146)	(328)

Class I
Issued	975	6,735	3,788	15,171
Reinvested	69	122	334	761
Redeemed	(1,698)	(3,055)	(3,323)	(18,464)

Change in Class I Shares	(654)	3,802	799	(2,532)

Class R6
Issued	2,939	3,939	143	1,568
Reinvested	110	219	27	39
Redeemed	(2,038)	(3,003)	(233)	(274)

Change in Class R6 Shares	1,011	1,155	(63)	1,333

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$69,682	$185,301	$16,753	$39,618
Distributions reinvested	3,313	4,835	1,385	2,723
Cost of shares redeemed	(34,337)	(127,422)	(19,798)	(36,969)

Change in net assets resulting from Class A capital transactions	38,658	62,714	(1,660)	5,372

Class C
Proceeds from shares issued	680	5,895	1,832	4,671
Distributions reinvested	136	319	176	515
Cost of shares redeemed	(3,300)	(15,832)	(4,128)	(30,592)

Change in net assets resulting from Class C capital transactions	(2,484)	(9,618)	(2,120)	(25,406)

Class I
Proceeds from shares issued	80,608	366,473	5,584	14,428
Distributions reinvested	7,136	15,053	813	1,691
Cost of shares redeemed	(84,105)	(409,978)	(9,188)	(31,305)

Change in net assets resulting from Class I capital transactions	3,639	(28,452)	(2,791)	(15,186)

Class R6
Proceeds from shares issued	274,030	1,729,151	19,549	39,540
Distributions reinvested	43,612	103,803	1,305	2,455
Cost of shares redeemed	(456,775)	(2,449,431)	(13,444)	(36,452)

Change in net assets resulting from Class R6 capital transactions	(139,133)	(616,477)	7,410	5,543

Total change in net assets resulting from capital transactions	$(99,320)	$(591,833)	$839	$(29,677)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	199

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	6,059	16,309	2,396	5,732
Reinvested	288	425	198	394
Redeemed	(2,991)	(11,274)	(2,830)	(5,392)

Change in Class A Shares	3,356	5,460	(236)	734

Class C
Issued	60	532	262	676
Reinvested	12	29	25	75
Redeemed	(295)	(1,437)	(591)	(4,441)

Change in Class C Shares	(223)	(876)	(304)	(3,690)

Class I
Issued	7,154	33,152	793	2,068
Reinvested	633	1,350	116	243
Redeemed	(7,457)	(37,062)	(1,308)	(4,559)

Change in Class I Shares	330	(2,560)	(399)	(2,248)

Class R6
Issued	24,285	156,661	2,782	5,698
Reinvested	3,871	9,319	186	353
Redeemed	(40,425)	(218,578)	(1,911)	(5,321)

Change in Class R6 Shares	(12,269)	(52,598)	1,057	730

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,091	$60,770	$9,261	$47,636
Distributions reinvested	458	771	1,089	1,899
Cost of shares redeemed	(14,805)	(33,469)	(11,496)	(20,025)

Change in net assets resulting from Class A capital transactions	12,744	28,072	(1,146)	29,510

Class C
Proceeds from shares issued	421	3,057	355	2,266
Distributions reinvested	11	31	52	122
Cost of shares redeemed	(1,044)	(2,785)	(1,217)	(5,965)

Change in net assets resulting from Class C capital transactions	(612)	303	(810)	(3,577)

Class I
Proceeds from shares issued	260,452	569,979	17,328	46,166
Distributions reinvested	6,596	11,270	1,163	2,043
Cost of shares redeemed	(169,864)	(386,079)	(9,903)	(49,863)

Change in net assets resulting from Class I capital transactions	97,184	195,170	8,588	(1,654)

Class R6
Proceeds from shares issued	265,452	255,400	16,292	21,958
Distributions reinvested	5,285	14,404	707	1,273
Cost of shares redeemed	(280,979)	(536,363)	(8,483)	(21,271)

Change in net assets resulting from Class R6 capital transactions	(10,242)	(266,559)	8,516	1,960

Total change in net assets resulting from capital transactions	$99,074	$(43,014)	$15,148	$26,239

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	201

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,501	5,628	919	4,791
Reinvested	42	71	108	191
Redeemed	(1,366)	(3,106)	(1,141)	(2,020)

Change in Class A Shares	1,177	2,593	(114)	2,962

Class C
Issued	37	287	36	231
Reinvested	1	3	5	12
Redeemed	(95)	(257)	(122)	(610)

Change in Class C Shares	(57)	33	(81)	(367)

Class I
Issued	23,897	52,415	1,732	4,691
Reinvested	606	1,039	116	207
Redeemed	(15,586)	(35,675)	(990)	(5,135)

Change in Class I Shares	8,917	17,779	858	(237)

Class R6
Issued	24,366	23,492	1,630	2,208
Reinvested	485	1,330	71	129
Redeemed	(25,783)	(49,385)	(849)	(2,149)

Change in Class R6 Shares	(932)	(24,563)	852	188

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$55,289	$135,267	$24,042	$246,999
Distributions reinvested	3,339	5,656	34	512
Cost of shares redeemed	(32,151)	(66,686)	(72,335)	(210,001)

Change in net assets resulting from Class A capital transactions	26,477	74,237	(48,259)	37,510

Class C
Proceeds from shares issued	856	3,303	—	—
Distributions reinvested	121	348	—	—
Cost of shares redeemed	(2,711)	(13,493)	—	—

Change in net assets resulting from Class C capital transactions	(1,734)	(9,842)	—	—

Class I
Proceeds from shares issued	21,007	62,872	1,795,567	8,428,561
Distributions reinvested	1,893	3,783	7,593	26,591
Cost of shares redeemed	(22,286)	(63,956)	(2,923,435)	(5,827,805)

Change in net assets resulting from Class I capital transactions	614	2,699	(1,120,275)	2,627,347

Class R6
Proceeds from shares issued	28,818	53,081	—	—
Distributions reinvested	1,777	2,981	—	—
Cost of shares redeemed	(13,774)	(34,601)	—	—

Change in net assets resulting from Class R6 capital transactions	16,821	21,461	—	—

Total change in net assets resulting from capital transactions	$42,178	$88,555	$(1,168,534)	$2,664,857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	203

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	4,352	10,911	2,386	24,565
Reinvested	263	457	3	51
Redeemed	(2,535)	(5,436)	(7,176)	(20,899)

Change in Class A Shares	2,080	5,932	(4,787)	3,717

Class C
Issued	67	270	—	—
Reinvested	10	28	—	—
Redeemed	(216)	(1,108)	—	—

Change in Class C Shares	(139)	(810)	—	—

Class I
Issued	1,662	5,111	178,284	837,628
Reinvested	150	308	754	2,647
Redeemed	(1,763)	(5,317)	(290,294)	(579,918)

Change in Class I Shares	49	102	(111,256)	260,357

Class R6
Issued	2,286	4,304	—	—
Reinvested	140	242	—	—
Redeemed	(1,091)	(2,866)	—	—

Change in Class R6 Shares	1,335	1,680	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	205

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.06	$0.08	$0.11	$0.19	$(0.08)	$—		$(0.08)
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	—		(0.17)
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	—		(0.23)
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	—		(0.28)
Year Ended February 28, 2018	10.78	0.28	(0.14)	0.14	(0.28)	—		(0.28)
Year Ended February 28, 2017	11.15	0.27	(0.37)	(0.10)	(0.27)	—	(f)	(0.27)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.96	0.05	0.11	0.16	(0.05)	—		(0.05)
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	—		(0.11)
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	—		(0.18)
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	—		(0.22)
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)	—		(0.22)
Year Ended February 28, 2017	11.06	0.21	(0.37)	(0.16)	(0.21)	—	(f)	(0.21)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.80	0.08	0.12	0.20	(0.09)	—		(0.09)
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	—		(0.18)
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	—		(0.24)
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	—		(0.29)
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)	—		(0.29)
Year Ended February 28, 2017	10.92	0.27	(0.36)	(0.09)	(0.28)	—	(f)	(0.28)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.80	0.09	0.11	0.20	(0.09)	—		(0.09)
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	—		(0.19)
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	—		(0.25)
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	—		(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.17	1.72%	$156,729	0.60%	1.42%	0.93%	5%
11.06	(0.19)	154,108	0.59	1.54	0.93	6
11.25	7.29	126,253	0.60	2.13	0.96	8
10.71	3.31	67,275	0.60	2.63	0.97	17
10.64	1.27	69,092	0.60	2.58	0.98	8
10.78	(0.95)	78,688	0.59	2.42	0.97	14

11.07	1.48	30,316	1.10	0.93	1.43	5
10.96	(0.70)	33,234	1.09	1.07	1.43	6
11.15	6.72	52,168	1.10	1.66	1.47	8
10.62	2.82	46,950	1.10	2.13	1.48	17
10.55	0.78	54,655	1.10	2.08	1.48	8
10.69	(1.46)	69,042	1.09	1.92	1.47	14

10.91	1.82	93,977	0.50	1.53	0.68	5
10.80	(0.09)	100,163	0.49	1.62	0.68	6
10.99	7.37	60,122	0.50	2.26	0.71	8
10.47	3.39	62,069	0.50	2.72	0.72	17
10.41	1.41	143,734	0.50	2.68	0.71	8
10.55	(0.86)	141,018	0.49	2.52	0.56	14

10.91	1.87	149,689	0.40	1.62	0.43	5
10.80	0.01	137,357	0.39	1.74	0.43	6
10.99	7.48	127,070	0.40	2.35	0.46	8
10.47	2.58	80,424	0.35	2.95	0.48	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	207

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.50	$0.17	$0.42	$0.59	$(0.17)	$—	$(0.17)
Year Ended February 28, 2021	11.93	0.33	(0.42)	(0.09)	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.47	0.14	0.42	0.56	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.90	0.28	(0.43)	(0.15)	(0.27)	(0.01)	(0.28)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.50	0.17	0.43	0.60	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.93	0.34	(0.42)	(0.08)	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.50	0.18	0.42	0.60	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.93	0.36	(0.43)	(0.07)	(0.35)	(0.01)	(0.36)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.92	5.15%	$199,631	0.65%	2.82%	1.01%	16%
11.50	(0.61)	179,459	0.65	2.99	1.02	39
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16

11.89	4.90	31,956	1.15	2.32	1.51	16
11.47	(1.11)	32,499	1.14	2.50	1.51	39
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16

11.92	5.20	275,494	0.55	2.92	0.76	16
11.50	(0.51)	256,624	0.55	3.09	0.76	39
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16

11.92	5.25	21,184	0.45	3.02	0.51	16
11.50	(0.41)	21,169	0.45	3.16	0.51	39
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	209

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.37	$0.12	$0.13	$0.25	$(0.12)	$—	$(0.12)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.94	0.24	(0.15)	0.09	(0.23)	—	(0.23)
Year Ended February 28, 2017	11.30	0.24	(0.33)	(0.09)	(0.24)	(0.03)	(0.27)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.07	0.08	0.14	0.22	(0.09)	—	(0.09)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2017	11.04	0.17	(0.32)	(0.15)	(0.18)	(0.03)	(0.21)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.15	0.13	0.13	0.26	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.12	0.27	(0.34)	(0.07)	(0.27)	(0.03)	(0.30)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.15	0.13	0.14	0.27	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)
November 6, 2017 (f) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.50	2.18%	$350,950	0.65%	2.02%	0.90%	6%
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48
10.80	0.83	174,653	0.71	2.17	0.91	30
10.94	(0.78)	176,590	0.74	2.16	0.92	21

11.20	1.95	16,794	1.20	1.47	1.40	6
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48
10.53	0.24	50,481	1.22	1.65	1.41	30
10.68	(1.39)	63,357	1.36	1.55	1.43	21

11.28	2.35	632,953	0.40	2.27	0.65	6
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48
10.61	1.17	770,626	0.39	2.45	0.64	30
10.75	(0.59)	3,559,628	0.46	2.45	0.51	21

11.28	2.40	3,585,871	0.30	2.37	0.40	6
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
10.60	(1.26)	3,497,046	0.29	2.73	0.41	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	211

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$6.93	$0.06	$0.07	$0.13	$(0.06)	$—	$(0.06)
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	—	(0.12)
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	—	(0.14)
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	—	(0.18)
Year Ended February 28, 2018	6.84	0.20	(0.14)	0.06	(0.20)	—	(0.20)
Year Ended February 28, 2017	7.10	0.20	(0.25)	(0.05)	(0.20)	(0.01)	(0.21)

Class C
Six Months Ended August 31, 2021 (Unaudited)	6.93	0.04	0.07	0.11	(0.04)	—	(0.04)
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	—	(0.08)
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	—	(0.10)
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	—	(0.14)
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2017	7.09	0.15	(0.24)	(0.09)	(0.15)	(0.01)	(0.16)

Class I
Six Months Ended August 31, 2021 (Unaudited)	6.96	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	—	(0.15)
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	—	(0.19)
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	6.96	0.07	0.07	0.14	(0.07)	—	(0.07)
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	—	(0.16)
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.00	1.87%	$166,508	0.75%	1.59%	0.93%	6%
6.93	(0.13)	166,435	0.74	1.77	0.93	5
7.06	7.31	164,358	0.75	1.96	0.95	13
6.71	2.86	120,371	0.75	2.66	0.96	21
6.70	0.81	128,973	0.75	2.85	0.96	8
6.84	(0.72)	148,293	0.75	2.78	0.95	16

7.00	1.61	29,373	1.25	1.09	1.43	6
6.93	(0.51)	31,173	1.24	1.26	1.43	5
7.05	6.62	57,781	1.25	1.49	1.45	13
6.71	2.50	67,242	1.25	2.16	1.45	21
6.69	0.15	83,807	1.25	2.35	1.45	8
6.84	(1.21)	107,094	1.38	2.15	1.46	16

7.04	2.13	86,042	0.50	1.84	0.68	6
6.96	0.12	87,928	0.49	2.02	0.68	5
7.09	7.38	105,497	0.50	2.22	0.70	13
6.75	3.26	87,158	0.50	2.92	0.70	21
6.73	1.06	163,141	0.50	3.10	0.69	8
6.87	(0.50)	118,856	0.50	3.03	0.55	16

7.03	2.04	131,341	0.40	1.93	0.43	6
6.96	0.22	122,625	0.39	2.11	0.43	5
7.09	7.49	119,722	0.40	2.32	0.44	13
6.75	2.89	91,813	0.40	2.93	0.45	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	213

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.78	$0.06	$0.06	$0.12	$(0.06)	$—	$(0.06)
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	—	(0.13)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.88	0.03	0.06	0.09	(0.03)	—	(0.03)
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	—	(0.07)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.84	0.08	0.06	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.83	0.08	0.06	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	—	(0.18)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.84	1.08%	$94,155	0.70%	1.01%	0.85%	14%
10.78	0.43	80,956	0.69	1.20	0.86	21
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31

10.94	0.81	4,041	1.20	0.52	1.36	14
10.88	(0.09)	4,626	1.19	0.72	1.36	21
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31

10.90	1.30	931,648	0.25	1.46	0.60	14
10.84	0.87	829,847	0.24	1.66	0.60	21
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31

10.89	1.33	682,523	0.20	1.51	0.35	14
10.83	0.92	688,820	0.19	1.72	0.35	21
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	215

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$9.96	$0.09		$0.14	$0.23	$(0.09)	$—	$(0.09)
Year Ended February 28, 2021	10.02	0.17		(0.06)	0.11	(0.17)	—	(0.17)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)

Class C
Six Months Ended August 31, 2021 (Unaudited)	9.86	0.06		0.13	0.19	(0.06)	—	(0.06)
Year Ended February 28, 2021	9.92	0.11		(0.06)	0.05	(0.11)	—	(0.11)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)

Class I
Six Months Ended August 31, 2021 (Unaudited)	9.88	0.10		0.14	0.24	(0.10)	—	(0.10)
Year Ended February 28, 2021	9.95	0.19		(0.07)	0.12	(0.19)	—	(0.19)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	9.88	0.10		0.15	0.25	(0.11)	—	(0.11)
Year Ended February 28, 2021	9.94	0.20		(0.06)	0.14	(0.20)	—	(0.20)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.10	2.29%	$126,331	0.70%	1.72%		0.96%	12%
9.96	1.09	125,754	0.69	1.71		0.96	22
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15

9.99	1.93	8,493	1.25	1.17		1.46	12
9.86	0.54	9,178	1.24	1.16		1.46	22
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15

10.02	2.44	121,842	0.45	1.97		0.71	12
9.88	1.25	111,724	0.44	1.96		0.71	22
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15

10.02	2.49	71,797	0.35	2.07		0.46	12
9.88	1.46	62,416	0.34	2.06		0.46	22
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	217

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$12.46	$0.13	$0.29	$0.42		$(0.13)	$—	$(0.13)
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08		(0.28)	—	(0.28)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21		(0.32)	—	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35		(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28		(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	—	(f)	(0.39)	(0.25)	(0.64)

Class C
Six Months Ended August 31, 2021 (Unaudited)	12.35	0.10	0.28	0.38		(0.10)	—	(0.10)
Year Ended February 28, 2021	12.55	0.21	(0.21)	—	(f)	(0.20)	—	(0.20)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12		(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28		(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20		(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)		(0.31)	(0.25)	(0.56)

Class I
Six Months Ended August 31, 2021 (Unaudited)	12.41	0.15	0.28	0.43		(0.15)	—	(0.15)
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10		(0.30)	—	(0.30)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23		(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37		(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31		(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02		(0.42)	(0.25)	(0.67)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	12.41	0.15	0.28	0.43		(0.15)	—	(0.15)
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12		(0.31)	—	(0.31)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23		(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28		(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.75	3.42%	$335,507	0.67%	2.08%	0.94%	7%
12.46	0.66	302,134	0.66	2.28	0.95	23
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73

12.63	3.06	15,152	1.25	1.51	1.44	7
12.35	0.07	16,524	1.24	1.70	1.45	23
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73

12.69	3.46	180,678	0.45	2.30	0.69	7
12.41	0.88	176,073	0.45	2.50	0.70	23
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73

12.69	3.49	154,421	0.40	2.35	0.44	7
12.41	1.01	134,449	0.40	2.55	0.45	23
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	219

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.07	$—	(f)	$0.01		$0.01	$— (f)
Year Ended February 28, 2021	10.08	0.03		—	(f)	0.03	(0.04)
Year Ended February 29, 2020	10.03	0.12		0.06		0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13		—	(f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07		(0.02)		0.05	(0.06)
May 31, 2016 (h) through February 28, 2017	10.00	0.06		(0.01)		0.05	(0.03)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.06	0.01		0.01		0.02	(0.01)
Year Ended February 28, 2021	10.07	0.05		—	(f)	0.05	(0.06)
Year Ended February 29, 2020	10.02	0.14		0.05		0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14		0.02		0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09		(0.03)		0.06	(0.08)
May 31, 2016 (h) through February 28, 2017	10.00	0.06		—	(f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.08	0.13%	$95,809	0.44%		0.05%		0.75%		25%
10.07	0.30	143,944	0.44		0.35		0.75		71
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(g)	0.67	(g)	0.85	(g)	71
10.02	0.52	519	0.44	(g)	0.81	(g)	2.56	(g)	80

10.07	0.23	5,551,658	0.24		0.24		0.50		25
10.06	0.51	6,666,678	0.24		0.53		0.50		71
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(g)	0.90	(g)	0.56	(g)	71
10.02	0.65	31,656	0.27	(g)	0.74	(g)	2.00	(g)	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	221

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Intermediate Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 —Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

222	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	223

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,082	$—	$1,082
Education	—	20,487	—	20,487
General Obligation	—	136,389	—	136,389
Hospital	—	23,724	—	23,724
Housing	—	2,398	—	2,398
Industrial Development Revenue/Pollution Control Revenue	—	2,803	—	2,803
Other Revenue	—	29,763	564	30,327
Prerefunded	—	26,427	—	26,427
Transportation	—	59,305	—	59,305
Utility	—	25,425	—	25,425
Water & Sewer	—	73,026	—	73,026

Total California	—	400,829	564	401,393

Total Municipal Bonds	—	400,829	564	401,393

Short-Term Investments
Investment Companies	26,737	—	—	26,737

Total Investments in Securities	$26,737	$400,829	$564	$428,130

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	523,418	—		523,418
Short-Term Investments
Investment Companies	4,342	—	—		4,342

Total Investments in Securities	$4,342	$523,418	$—	(a)	$527,760

(a)	Value is zero.

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,457,192	$—	$4,457,192
Short-Term Investments
Investment Companies	81,583	—	—	81,583

Total Investments in Securities	$81,583	$4,457,192	$—	$4,538,775

Depreciation in Other Financial Instruments
Futures Contracts	$(623)	$—	$—	$(623)

224	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$403,563	$—	$403,563
Short-Term Investments
Investment Companies	5,348	—	—	5,348

Total Investments in Securities	$5,348	$403,563	$—	$408,911

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$70	$—	$70
Municipal Bonds	—	1,532,599	—	1,532,599
Short-Term Investments
Investment Companies	176,734	—	—	176,734

Total Investments in Securities	$176,734	$1,532,669	$—	$1,709,403

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,303	$—		$1,303
Alaska	—	518	—		518
Arizona	—	7,299	—		7,299
California	—	15,431	—		15,431
Colorado	—	11,553	—	(a)	11,553
Connecticut	—	7,076	—		7,076
Delaware	—	2,706	—		2,706
District of Columbia	—	7,465	—		7,465
Florida	—	26,800	—		26,800
Georgia	—	5,258	—		5,258
Guam	—	740	—		740
Illinois	—	15,278	—		15,278
Indiana	—	13,397	—		13,397
Iowa	—	3,659	—		3,659
Kansas	—	346	—		346
Louisiana	—	2,839	—		2,839
Maine	—	2,218	—		2,218
Maryland	—	3,420	—		3,420
Massachusetts	—	19,241	—		19,241
Michigan	—	3,180	—		3,180
Minnesota	—	5,980	—		5,980
Mississippi	—	1,384	—		1,384
Missouri	—	4,152	—		4,152
Nebraska	—	1,989	—		1,989
Nevada	—	1,425	—		1,425
New Hampshire	—	7,257	—		7,257
New Jersey	—	14,194	—		14,194
New Mexico	—	1,175	—		1,175
New York	—	16,039	—		16,039

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	225

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Sustainable Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
North Carolina	$—	$4,539	$—		$4,539
North Dakota	—	2,624	—		2,624
Ohio	—	15,069	—		15,069
Oklahoma	—	201	—		201
Oregon	—	1,133	—		1,133
Other	—	927	—		927
Pennsylvania	—	21,634	—		21,634
South Carolina	—	2,178	—		2,178
South Dakota	—	2,714	—		2,714
Tennessee	—	4,605	—		4,605
Texas	—	17,610	—		17,610
Utah	—	10,066	—		10,066
Vermont	—	5,789	—		5,789
Virginia	—	1,328	—		1,328
Washington	—	13,644	—		13,644
Wisconsin	—	13,032	—		13,032
Wyoming	—	1,726	—		1,726

Total Municipal Bonds	—	322,141	—	(a)	322,141

Short-Term Investments
Investment Companies	4,873	—	—		4,873

Total Investments in Securities	$4,873	$322,141	$—	(a)	$327,014

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—		$(6)

(a)	Amount rounds to less than one thousand.

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$646,584	$—	$646,584
Short-Term Investments
Investment Companies	30,746	—	—	30,746

Total Investments in Securities	$30,746	$646,584	$—	$677,330

Depreciation in Other Financial Instruments
Futures Contracts	$(87)	$—	$—	$(87)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,000,658	$—	$5,000,658
Short-Term Investments
Investment Companies	672,582	—	—	672,582

Total Investments in Securities	$672,582	$5,000,658	$—	$5,673,240

226	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the six months ended August 31, 2021.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	227

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

California Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$18,709	$61,522	$53,494	$3	$(3)	$26,737	26,723	$2	$—

High Yield Municipal Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$5,698	$63,578	$64,933	$(1)	$—	(c)	$4,342	4,341	$1	$—

Intermediate Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$229,398	$524,323	$672,135	$(14)	$11	$81,583	81,543	$10	$—

New York Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$12,075	$51,885	$58,612	$(1)	$1	$5,348	5,345	$1	$—

Short-Intermediate Municipal Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$7,161	$567,937	$398,364	$(1)	$1	$176,734	176,646	$9	$—

228	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Sustainable Municipal Income Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$1,085	$51,241	$47,452	$(1)	$—	(c)	$4,873	4,870	$1	$—

Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$32,164	$75,473	$76,892	$(3)	$4	$30,746	30,731	$4	$—

Ultra-Short Municipal Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$213,242	$3,069,978	$2,610,638	$(20)	$20	$672,582	672,246	$47	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.

F. Futures Contracts — Intermediate Tax Free Bond Fund, Sustainable Municipal Income Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	229

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended August 31, 2021:

	Intermediate Tax Free Bond Fund		Sustainable Municipal Income Fund		Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$128,171	(a)	$1,790	(b)	$17,319
Ending Notional Balance Short	186,293		1,776		27,799

(a)	For the period April 1, 2021 through August 31, 2021.
(b)	For the period July 1, 2021 through August 31, 2021.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

H. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Class A		Class C		Class I		Class R6		Total
California Tax Free Bond Fund
Transfer agency fees	$3		$1		$—	(a)	$—	(a)	$4
High Yield Municipal Fund
Transfer agency fees	2		—	(a)	2		—	(a)	4
Intermediate Tax Free Bond Fund
Transfer agency fees	5		—	(a)	4		14		23
New York Tax Free Bond Fund
Transfer agency fees	5		1		1		—	(a)	7
Short-Intermediate Municipal Bond Fund
Transfer agency fees	—	(a)	—	(a)	4		3		7
Sustainable Municipal Income Fund
Transfer agency fees	2		—	(a)	1		—	(a)	3
Tax Free Bond Fund
Transfer agency fees	6		—	(a)	2		—	(a)	8
Ultra-Short Municipal Fund
Transfer agency fees	1		n/a		19		n/a		20

(a)	Amount rounds to less than one thousand.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these

230	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

“book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

K. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
High Yield Municipal Fund	0.35
Intermediate Tax Free Bond Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
High Yield Municipal Fund	5	1
Intermediate Tax Free Bond Fund	15	—	(a)
New York Tax Free Bond Fund	3	—
Short-Intermediate Municipal Bond Fund	9	—
Sustainable Municipal Income Fund	1	—
Tax Free Bond Fund	8	—	(a)

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	231

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
High Yield Municipal Fund	0.25	0.25	0.25
Intermediate Tax Free Bond Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.40%
High Yield Municipal Fund	0.65	1.15	0.55	0.45
Intermediate Tax Free Bond Fund	0.65	1.20	0.40	0.30
New York Tax Fre Bond Fund	0.75	1.25	0.50	0.40
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$37	$24	$308	$369	$50
High Yield Municipal Fund	95	63	487	645	58
Intermediate Tax Free Bond Fund	1,412	941	741	3,094	—
New York Tax Free Bond Fund	36	24	221	281	—
Short-Intermediate Municipal Bond Fund	774	516	895	2,185	2
Sustainable Municipal Income Fund	103	69	191	363	—
Tax Free Bond Fund	71	47	572	690	—
Ultra-Short Municipal Fund	4,571	2,286	672	7,529	—

232	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 were as follows:

California Tax Free Bond Fund	$7
High Yield Municipal Fund	4
Intermediate Tax Free Bond Fund	51
New York Tax Free Bond Fund	5
Short-Intermediate Municipal Bond Fund	26
Sustainable Municipal Income Fund	2
Tax Free Bond Fund	15
Ultra-Short Municipal Fund	153

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
California Tax Free Bond Fund	$20,301	$23,250	$—	$—
High Yield Municipal Fund	90,685	79,966	—	—
Intermediate Tax Free Bond Fund	271,859	338,751	—	—
New York Tax Free Bond Fund	34,885	24,576	—	—
Short-Intermediate Municipal Bond Fund	225,901	220,128	—	—
Sustainable Municipal Income Fund	52,002	37,029	—	—
Tax Free Bond Fund	82,243	42,021	—	—
Ultra-Short Municipal Fund	1,214,942	1,836,951	—	100,848

During the six months ended August 31, 2021, there were no purchases of U.S. Government securities.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	233

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$406,695	$21,790	$355	$21,435
High Yield Municipal Fund	494,713	33,917	870	33,047
Intermediate Tax Free Bond Fund	4,180,408	360,685	2,941	357,744
New York Tax Free Bond Fund	382,675	26,386	150	26,236
Short-Intermediate Municipal Bond Fund	1,649,554	61,032	1,183	59,849
Sustainable Municipal Income Fund	310,479	16,674	145	16,529
Tax Free Bond Fund	625,250	52,322	329	51,993
Ultra-Short Municipal Fund	5,653,024	21,258	1,042	20,216

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,649	$195
High Yield Municipal Fund	2,324	1,050
New York Tax Free Bond Fund	2,202	149
Short Intermediate Municipal Bond Fund	10,315	—
Sustainable Municipal Income Fund	—	379
Tax Free Bond Fund	6,507	3,845
Ultra-Short Municipal Fund	5,585	1,545

Net capital (gains) losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following net capital (gains) losses of:

	Net Capital Losses (Gains)
	Short-Term		Long-Term
California Tax Free Bond Fund	$—	(a)	$—
High Yield Municipal Fund	—		185
New York Tax Free Bond Fund	1		2
Sustainable Municipal Income Fund	—		144
Ultra-Short Municipal Fund	8		(5)

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Intermediate Tax Free Bond Fund	$16,422	$3,027
New York Tax Free Bond Fund	—	35
Short-Intermediate Municipal Bond Fund	—	1,209
Sustainable Municipal Income Fund	11	—
Tax Free Bond Fund	—	19

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

234	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Funds had no borrowings outstanding from another fund at August 31, 2021. Average borrowings from the Facility during the six months ended August 31, 2021 were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
High Yield Municipal Fund	$5,627	0.82%	2	$—	(a)

(a)	Amount rounds to less than one thousand.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	64.6%	—	—
High Yield Municipal Fund	1	14.1	3	43.9%
Intermediate Tax Free Bond Fund	1	82.2	—	—
New York Tax Free Bond Fund	1	77.8	—	—
Short-Intermediate Municipal Bond Fund	1	70.6	1	14.5
Sustainable Municipal Income Fund	1	43.8	2	31.9
Tax Free Bond Fund	1	47.4	1	27.4
Ultra-Short Municipal Fund	1	78.1	1	15.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

High Yield Municipal Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	235

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Sustainable Municipal Income Fund’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trusts are seeking to achieve a unified board with common membership across the Trusts and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trusts, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

236	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if applicable, and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,017.20	$3.05	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	1,014.80	5.59	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class I
Actual	1,000.00	1,018.20	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,018.70	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan High Yield Municipal Fund
Class A
Actual	1,000.00	1,051.50	3.36	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,049.00	5.94	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class I
Actual	1,000.00	1,052.00	2.84	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,052.50	2.33	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	237

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Intermediate Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,021.80	$3.31	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,019.50	6.11	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,023.50	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	1,024.00	1.53	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

JPMorgan New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,018.70	3.82	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,016.10	6.35	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,021.30	2.55	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,020.40	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,010.80	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,008.10	6.07	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,013.00	1.27	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Class R6
Actual	1,000.00	1,013.30	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

JPMorgan Sustainable Municipal Income Fund
Class A
Actual	1,000.00	1,022.90	3.57	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,019.30	6.36	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,024.40	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,024.90	1.79	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

238	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,034.20	$3.44	0.67%
Hypothetical	1,000.00	1,021.83	3.41	0.67
Class C
Actual	1,000.00	1,030.60	6.40	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,034.60	2.31	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,034.90	2.05	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,001.30	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I
Actual	1,000.00	1,002.30	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	239

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory

Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

240	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	241

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Sustainable Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe

(the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the Independent Consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the second, third and fifth quintiles based upon the Peer Group, and in the second, third and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the High Yield Municipal Fund’s performance for Class A shares was in the third, second and fourth quintiles based upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, second and third quintiles based

242	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance for Class A shares was in the first, fourth and fifth quintiles based upon the Peer Group, and in the second, third and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth and fourth quintiles based upon the Peer Group, and in the second, second and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first and fifth quintiles based upon the Peer Group, and in the first and second quintiles based upon the Universe for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that performance for Class I shares was in the third quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon the Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the second quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2020, and in the first quintile based upon the Universe for each of the one-, three, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Sustainable Municipal Income Fund’s performance for Class A shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2021, and in the second and third quintiles based upon the Universe for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the second, third and fourth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	243

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the fifth quintile based upon both the Peer Group and the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees notes that the performance for Class I shares was also in the fifth quintile based upon both the Peer Group and Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and fourth quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the High Yield Municipal Fund’s net advisory fee for Class A shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quartiles for the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the

244	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for both Class I shares and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Sustainable Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were also in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile based upon the Universe. The Trustees noted that the net advisory fee actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile for both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for both Class A shares and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	245

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-MUNIBOND-821

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 1, 2021